UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Jonathan de St. Paer

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period:    February 28, 2022

Item 1: Report(s) to Shareholders.

Semiannual Report  |  February 28, 2022
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund

This page is intentionally left blank.

Three ways for investors to include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 28, 2022
Schwab Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	0.45%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	0.43%
Fund Category: Morningstar Inflation Protected Bond[1]	0.49%
Performance Details	page 6

Schwab U.S. Aggregate Bond Index Fund (Ticker Symbol: SWAGX)	-4.04%
Bloomberg US Aggregate Bond Index	-4.07%
Fund Category: Morningstar Intermediate Core Bond[1]	-4.17%
Performance Details	page 7

Schwab Short-Term Bond Index Fund (Ticker Symbol: SWSBX)	-2.49%
Bloomberg US Government/Credit 1-5 Year Index	-2.54%
Fund Category: Morningstar Short-Term Bond[1]	-2.12%
Performance Details	page 8
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment

For the six-month reporting period ended February 28, 2022, most U.S. fixed-income markets lost ground. Over the first four months of the reporting period, U.S. stocks posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs through early January 2022, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant late in 2021. As stocks maintained their strength, demand for bonds trended downward, and yields rose as prices fell. (Bond yields and bond prices typically move in opposite directions.) However, beginning in early 2022, equity markets declined in reaction to growing headwinds that included accelerating inflation, an increasing likelihood of rising interest rates, and, in the final week of the reporting period, Russia’s invasion of Ukraine, which pushed oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. Concern that the U.S. Federal Reserve (Fed) would raise short-term interest rates more aggressively than previously anticipated drove a bond sell-off and pushed yields sharply higher. Russia’s invasion of Ukraine drove investors back to the safety of bonds, and yields retreated. Rising inflation drove U.S. Treasury Inflation-Protected Securities (TIPS) to outperform other fixed-income securities, with nearly all other categories negative. For the reporting period, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned -4.07%, while the Bloomberg US Government/Credit 1-5 Year Index returned -2.54%. The Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM returned 0.43% for the reporting period.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic, although U.S. gross domestic product (GDP) growth fluctuated over the reporting period. After rising at an annualized rate of 6.7% in the second quarter of 2021, GDP growth fell back to 2.3% for the third quarter amid fading government stimuli, ongoing supply chain disruptions, and persisting inflation. GDP rose at an annualized rate of 6.9% in the fourth quarter of 2021 on increasing inventories, exports, and personal consumption expenditures. The unemployment rate, which has fallen steadily after skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Annual inflation, which had remained well below the Fed’s traditional 2% target until it jumped in March 2021, continued to rise during the spring of 2021, leveled off during the summer of 2021, and rose again through the remainder of the reporting period. At the end the reporting period, inflation was at its highest rate in 40 years, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment (continued)

Monetary policies around the world varied. In the United States, the Fed maintained the federal funds rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program in November 2021, citing significant progress on its twin goals of maximum employment and price stability. The Fed subsequently accelerated its wind-down in December 2021, with expectations to end it altogether by March 2022. Fed officials also issued successively strong signals that interest rates could begin to rise sooner in 2022 than previously anticipated. In developed international economies, most central banks were similarly accommodative while acknowledging economic improvements and rising inflation and, in some cases, changes in monetary policy. The European Central bank held its interest rate at 0.00%, unchanged since March 2016, but pledged to steadily reduce its asset purchase program. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and stressed that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis-mode policies. The Bank of England raised its key official bank rate twice during the reporting period, from 0.1% to 0.5%, its first back-to-back rate increase since 2004, citing inflationary pressures.
The yield on the 10-year U.S. Treasury, which began the period at 1.30% fluctuated over the first four months of the reporting period before rising sharply in the first two months of 2022, hitting a high of 2.05% in mid-February—its highest yield since mid-2019. However, as the crisis in Ukraine continued to stoke turbulence across global markets, the yield fell back to close the reporting period at 1.83%. Short-term rates also rose, with the three-month U.S. Treasury yield beginning the reporting period at 0.04% and ending it at 0.35%. Outside the U.S., bond yields generally remained low.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset Management, leads the portfolio management team for the Schwab Taxable Bond Funds and Schwab Fixed-Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is on corporate bonds. Prior to joining Schwab in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service, and other administrative functions. He also served as a credit/security analyst from 1999 to 2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel, and a vice president in fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond Index Fund. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund as of February 28, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (3/31/06)	0.45%	6.01%	4.75%	2.63%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	0.43%	6.06%	4.81%	2.77%
Fund Category: Morningstar Inflation Protected Bond [2]	0.49%	5.53%	4.36%	2.30%
Fund Expense Ratio[3]: 0.05%

Yields1
30-Day SEC Yield	3.65%
12-Month Distribution Yield	4.36%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[6]	8.1 Yrs
Weighted Average Duration[6]	7.7 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities Index Fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[6]	See Glossary for definitions of maturity and duration.
[7]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab U.S. Aggregate Bond Index Fund as of February 28, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (2/23/17)	-4.04%	-2.68%	2.60%	2.63%
Bloomberg US Aggregate Bond Index	-4.07%	-2.64%	2.71%	2.78%
Fund Category: Morningstar Intermediate Core Bond [2]	-4.17%	-2.73%	2.61%	N/A
Fund Expense Ratio[3]: 0.04%

Yields1
30-Day SEC Yield	2.05%
12-Month Distribution Yield	2.13%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[7]	8.8 Yrs
Weighted Average Duration[7]	6.6 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.6% of net assets on February 28, 2022.
[6]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.
[8]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[9]	Less than 0.05%.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Short-Term Bond Index Fund as of February 28, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (2/23/17)	-2.49%	-2.24%	1.73%	1.73%
Bloomberg US Government/Credit 1-5 Year Index	-2.54%	-2.20%	1.83%	1.84%
Fund Category: Morningstar Short-Term Bond [2]	-2.12%	-1.44%	1.94%	N/A
Fund Expense Ratio[3]: 0.06%

Yields1
30-Day SEC Yield	1.65%
12-Month Distribution Yield	0.91%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[6]	2.9 Yrs
Weighted Average Duration[6]	2.7 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[6]	See Glossary for definitions of maturity and duration.
[7]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[8]	Less than 0.05%.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2021 and held through February 28, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/28/22	EXPENSES PAID DURING PERIOD 9/1/21-2/28/22[2]
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.05%	$1,000.00	$1,004.50	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Aggregate Bond Index Fund
Actual Return	0.04%	$1,000.00	$ 959.60	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Short-Term Bond Index Fund
Actual Return	0.06%	$1,000.00	$ 975.10	$0.29
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$12.70	$12.33	$11.50	$10.97	$11.18	$11.39
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.59	0.12	0.25	0.36	0.23
Net realized and unrealized gains (losses)	(0.19)	0.07	0.88	0.55	(0.28)	(0.20)
Total from investment operations	0.06	0.66	1.00	0.80	0.08	0.03
Less distributions:
Distributions from net investment income	(0.41)	(0.28)	(0.17)	(0.27)	(0.29)	(0.24)
Distributions from net realized gains	(0.02)	(0.01)	—	—	—	—
Total distributions	(0.43)	(0.29)	(0.17)	(0.27)	(0.29)	(0.24)
Net asset value at end of period	$12.33	$12.70	$12.33	$11.50	$10.97	$11.18
Total return	0.45% [2]	5.48%	8.88%	7.42%	0.71%	0.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05%	0.05%	0.05%	0.28% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.11% [4]
Net investment income (loss)	4.10% [3]	4.83%	1.05%	2.27%	3.29%	2.07%
Portfolio turnover rate	17% [2]	25%	29%	25%	18%	17%
Net assets, end of period (x 1,000,000)	$2,993	$2,397	$1,429	$923	$746	$565

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 1, 2017 the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
[5]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 100.1% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.63%, 04/15/23	93,577,752	98,232,628
0.38%, 07/15/23	105,249,825	111,292,475
0.63%, 01/15/24	100,201,414	106,546,961
0.50%, 04/15/24	56,264,953	59,873,651
0.13%, 07/15/24	90,978,609	96,813,552
0.13%, 10/15/24	81,157,456	86,352,388
0.25%, 01/15/25	83,198,073	88,731,285
2.38%, 01/15/25	56,706,690	64,121,159
0.13%, 04/15/25	66,486,398	70,710,629
0.38%, 07/15/25	91,646,888	98,855,240
0.13%, 10/15/25	80,880,282	86,506,938
0.63%, 01/15/26	76,964,045	83,679,800
2.00%, 01/15/26	36,631,597	41,883,529
0.13%, 04/15/26	62,767,250	67,019,721
0.13%, 07/15/26	76,635,862	82,337,362
0.13%, 10/15/26	86,454,637	92,944,991
0.38%, 01/15/27	72,522,908	78,790,224
2.38%, 01/15/27	35,382,766	42,077,743
0.38%, 07/15/27	78,603,217	85,958,128
0.50%, 01/15/28	80,272,657	88,318,177
1.75%, 01/15/28	33,270,856	39,169,456
3.63%, 04/15/28	34,059,317	44,362,251
0.75%, 07/15/28	69,873,170	78,638,448
0.88%, 01/15/29	59,931,371	68,154,494
2.50%, 01/15/29	30,719,154	38,521,342
3.88%, 04/15/29	39,999,572	54,508,693
0.25%, 07/15/29	71,037,839	78,030,869
0.13%, 01/15/30	79,987,824	87,029,554
0.13%, 07/15/30	88,566,614	96,899,980
0.13%, 01/15/31	91,671,818	100,291,745
0.13%, 07/15/31	93,728,440	103,051,412
0.13%, 01/15/32	35,947,328	39,460,328
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/15/32	14,231,291	20,731,077
2.13%, 02/15/40	18,624,035	27,222,826
2.13%, 02/15/41	26,854,275	39,489,117
0.75%, 02/15/42	43,569,312	52,022,491
0.63%, 02/15/43	34,180,209	40,012,558
1.38%, 02/15/44	47,007,939	63,192,456
0.75%, 02/15/45	51,743,511	62,293,192
1.00%, 02/15/46	26,643,470	33,911,988
0.88%, 02/15/47	32,651,880	40,928,363
1.00%, 02/15/48	23,743,249	30,811,923
1.00%, 02/15/49	22,237,116	29,162,634
0.25%, 02/15/50	33,608,403	37,170,512
0.13%, 02/15/51	34,398,939	37,103,925
0.13%, 02/15/52	21,222,421	23,005,612
Total Treasuries (Cost $2,902,259,295)		2,996,223,827

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	2,679,244	2,679,244
Total Short-Term Investments (Cost $2,679,244)		2,679,244
Total Investments in Securities (Cost $2,904,938,539)		2,998,903,071

(a)	The rate shown is the 7-day yield.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries [1]	$—	$2,996,223,827	$—	$2,996,223,827
Short-Term Investments[1]	2,679,244	—	—	2,679,244
Total	$2,679,244	$2,996,223,827	$—	$2,998,903,071

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $2,904,938,539)		$2,998,903,071
Receivables:
Investments sold		19,804,894
Fund shares sold		8,203,870
Interest		3,021,375
Dividends	+	22
Total assets		3,029,933,232
Liabilities
Payables:
Investments bought		31,527,334
Fund shares redeemed		5,020,894
Investment adviser fees	+	113,182
Total liabilities		36,661,410
Net assets		$2,993,271,822
Net Assets by Source
Capital received from investors		$2,884,062,737
Total distributable earnings	+	109,209,085
Net assets		$2,993,271,822

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,993,271,822		242,840,210		$12.33

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$57,736,385
Dividends received from securities - unaffiliated	+	221
Total investment income		57,736,606
Expenses
Investment adviser fees		696,457
Total expenses	–	696,457
Net investment income		57,040,149
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		6,630,066
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(62,398,899)
Net realized and unrealized losses		(55,768,833)
Increase in net assets resulting from operations		$1,271,316

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$57,040,149	$89,060,185
Net realized gains		6,630,066	1,484,103
Net change in unrealized appreciation (depreciation)	+	(62,398,899)	21,212,225
Increase in net assets resulting from operations		$1,271,316	$111,756,513
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($95,029,506)	($43,476,635)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		89,357,024	$1,123,209,523	112,727,113	$1,390,004,640
Shares reinvested		5,859,228	72,544,449	2,679,572	32,957,366
Shares redeemed	+	(41,106,275)	(506,015,597)	(42,542,382)	(522,986,216)
Net transactions in fund shares		54,109,977	$689,738,375	72,864,303	$899,975,790
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		188,730,233	$2,397,291,637	115,865,930	$1,429,035,969
Total increase	+	54,109,977	595,980,185	72,864,303	968,255,668
End of period		242,840,210	$2,993,271,822	188,730,233	$2,397,291,637

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	2/23/17 [1]– 8/31/17
Per-Share Data
Net asset value at beginning of period	$10.57	$10.84	$10.46	$9.78	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.18	0.25	0.28	0.25	0.12
Net realized and unrealized gains (losses)	(0.52)	(0.22)	0.40	0.69	(0.37)	0.17
Total from investment operations	(0.43)	(0.04)	0.65	0.97	(0.12)	0.29
Less distributions:
Distributions from net investment income	(0.10)	(0.22)	(0.27)	(0.29)	(0.26)	(0.13)
Distributions from net realized gains	—	(0.01)	—	—	—	—
Total distributions	(0.10)	(0.23)	(0.27)	(0.29)	(0.26)	(0.13)
Net asset value at end of period	$10.04	$10.57	$10.84	$10.46	$9.78	$10.16
Total return	(4.04%) [3]	(0.30%)	6.33%	10.15%	(1.17%)	2.88% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04%	0.04%	0.04%	0.04%	0.04% [4]
Net investment income (loss)	1.73% [4]	1.66%	2.32%	2.86%	2.52%	2.32% [4]
Portfolio turnover rate[5]	28% [3]	56%	81%	91%	97%	39% [3,6]
Net assets, end of period (x 1,000,000)	$5,254	$5,510	$4,697	$2,971	$2,006	$1,445

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes to-be-announced (TBA) transactions (if any). See financial note 2.
[6]	Portfolio turnover rate excludes in-kind transactions.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate obligations, the rate shown is the interest rate that was established when the obligation was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.8% OF NET ASSETS

Financial Institutions 7.8%
Banking 5.4%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	200,000	202,404
1.45%, 10/02/23 (a)	400,000	395,352
3.88%, 05/21/24 (a)	200,000	206,388
5.13%, 09/30/24	150,000	159,168
5.80%, 05/01/25 (a)	150,000	162,441
2.20%, 11/02/28 (a)	150,000	140,819
8.00%, 11/01/31	450,000	592,350
American Express Co.
3.70%, 08/03/23 (a)	500,000	513,510
3.40%, 02/22/24 (a)	200,000	205,676
2.50%, 07/30/24 (a)	350,000	354,231
3.00%, 10/30/24 (a)	450,000	460,471
4.20%, 11/06/25 (a)	150,000	159,659
3.13%, 05/20/26 (a)	150,000	154,140
1.65%, 11/04/26 (a)	250,000	242,053
3.30%, 05/03/27 (a)(b)	450,000	464,512
4.05%, 12/03/42	150,000	164,970
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	263,945
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	197,452
1.13%, 09/18/25	200,000	190,130
Banco Santander S.A.
3.85%, 04/12/23	200,000	204,458
2.71%, 06/27/24	200,000	201,858
0.70%, 06/30/24 (a)(c)	400,000	393,168
2.75%, 05/28/25	200,000	200,396
5.18%, 11/19/25	400,000	427,612
1.85%, 03/25/26	400,000	384,932
4.25%, 04/11/27	200,000	211,418
1.72%, 09/14/27 (a)(c)	400,000	377,540
3.80%, 02/23/28	200,000	206,548
4.38%, 04/12/28	200,000	212,564
3.31%, 06/27/29	200,000	202,726
3.49%, 05/28/30	200,000	201,044
2.75%, 12/03/30	200,000	181,628
2.96%, 03/25/31	200,000	192,228
3.23%, 11/22/32 (a)(c)	200,000	186,196
Bank of America Corp.
4.10%, 07/24/23	400,000	413,496
4.13%, 01/22/24	500,000	520,080
3.55%, 03/05/24 (a)(c)	650,000	660,426
4.00%, 04/01/24	500,000	518,985
1.49%, 05/19/24 (a)(c)	200,000	198,804
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.52%, 06/14/24 (a)(c)	250,000	245,495
3.86%, 07/23/24 (a)(c)	450,000	460,678
4.20%, 08/26/24	650,000	676,910
0.81%, 10/24/24 (a)(c)	400,000	390,740
4.00%, 01/22/25	350,000	363,587
1.84%, 02/04/25 (a)(c)	250,000	247,615
3.46%, 03/15/25 (a)(c)	450,000	458,955
3.95%, 04/21/25	450,000	466,618
0.98%, 04/22/25 (a)(c)	500,000	485,540
3.88%, 08/01/25	450,000	471,771
0.98%, 09/25/25 (a)(c)	400,000	384,992
3.09%, 10/01/25 (a)(c)	250,000	253,568
2.46%, 10/22/25 (a)(c)	350,000	349,366
1.53%, 12/06/25 (a)(c)	150,000	145,829
3.37%, 01/23/26 (a)(c)	450,000	459,018
2.02%, 02/13/26 (a)(c)	250,000	245,920
4.45%, 03/03/26	600,000	638,424
3.50%, 04/19/26	500,000	518,755
1.32%, 06/19/26 (a)(c)	600,000	573,786
4.25%, 10/22/26	250,000	265,432
1.20%, 10/24/26 (a)(c)	600,000	567,654
1.66%, 03/11/27 (a)(c)	500,000	478,615
3.56%, 04/23/27 (a)(c)	600,000	616,602
1.73%, 07/22/27 (a)(c)	1,200,000	1,146,492
3.25%, 10/21/27 (a)	650,000	665,281
4.18%, 11/25/27 (a)	350,000	367,983
3.82%, 01/20/28 (a)(c)	400,000	417,356
2.55%, 02/04/28 (a)(c)	450,000	443,038
3.71%, 04/24/28 (a)(c)	500,000	518,005
3.59%, 07/21/28 (a)(c)	400,000	413,236
3.42%, 12/20/28 (a)(c)	1,200,000	1,228,800
3.97%, 03/05/29 (a)(c)	500,000	523,830
2.09%, 06/14/29 (a)(c)	500,000	473,555
4.27%, 07/23/29 (a)(c)	550,000	586,998
3.97%, 02/07/30 (a)(c)	500,000	525,075
3.19%, 07/23/30 (a)(c)	550,000	551,606
2.88%, 10/22/30 (a)(c)	350,000	343,392
2.50%, 02/13/31 (a)(c)	750,000	715,102
2.59%, 04/29/31 (a)(c)	700,000	670,271
1.90%, 07/23/31 (a)(c)	600,000	544,422
1.92%, 10/24/31 (a)(c)	500,000	452,820
2.65%, 03/11/32 (a)(c)	500,000	478,475
2.69%, 04/22/32 (a)(c)	950,000	913,786
2.30%, 07/21/32 (a)(c)	750,000	696,277
2.57%, 10/20/32 (a)(c)	700,000	664,489
2.97%, 02/04/33 (a)(c)	750,000	735,502
2.48%, 09/21/36 (a)(c)	400,000	363,320
6.11%, 01/29/37	400,000	504,264
4.24%, 04/24/38 (a)(c)	450,000	492,300
7.75%, 05/14/38	320,000	465,286
4.08%, 04/23/40 (a)(c)	300,000	318,834

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.68%, 06/19/41 (a)(c)	1,050,000	923,223
5.88%, 02/07/42	300,000	389,616
3.31%, 04/22/42 (a)(c)	750,000	720,472
5.00%, 01/21/44	400,000	471,164
4.88%, 04/01/44	100,000	116,760
4.75%, 04/21/45	100,000	113,302
4.44%, 01/20/48 (a)(c)	350,000	392,500
3.95%, 01/23/49 (a)(c)	200,000	209,292
4.33%, 03/15/50 (a)(c)	550,000	611,451
4.08%, 03/20/51 (a)(c)	1,100,000	1,184,051
2.83%, 10/24/51 (a)(c)	200,000	175,306
3.48%, 03/13/52 (a)(c)	200,000	195,984
2.97%, 07/21/52 (a)(c)	400,000	357,064
Bank of America NA
6.00%, 10/15/36	418,000	534,137
Bank of Montreal
0.40%, 09/15/23	300,000	293,757
0.45%, 12/08/23	100,000	97,587
3.30%, 02/05/24	250,000	256,293
2.50%, 06/28/24	200,000	201,952
0.63%, 07/09/24	250,000	241,488
1.50%, 01/10/25	275,000	269,415
1.85%, 05/01/25	350,000	346,003
1.25%, 09/15/26	350,000	332,213
0.95%, 01/22/27 (a)(c)	200,000	188,836
4.34%, 10/05/28 (a)(c)	250,000	257,663
3.80%, 12/15/32 (a)(c)	200,000	205,102
3.09%, 01/10/37 (a)(c)	250,000	238,048
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	107,271
5.13%, 06/11/30 (a)	100,000	107,312
Barclays Bank PLC
3.75%, 05/15/24	200,000	207,288
Barclays PLC
4.34%, 05/16/24 (a)(c)	200,000	205,566
4.38%, 09/11/24	200,000	207,496
1.01%, 12/10/24 (a)(c)	250,000	243,853
3.65%, 03/16/25	350,000	359,331
3.93%, 05/07/25 (a)(c)	400,000	411,052
4.38%, 01/12/26	500,000	528,080
2.85%, 05/07/26 (a)(c)	350,000	349,793
5.20%, 05/12/26	500,000	539,215
2.28%, 11/24/27 (a)(c)	200,000	193,078
4.34%, 01/10/28 (a)	200,000	211,516
4.84%, 05/09/28 (a)	450,000	476,851
4.97%, 05/16/29 (a)(c)	250,000	272,052
5.09%, 06/20/30 (a)(c)	300,000	321,657
2.65%, 06/24/31 (a)(c)	300,000	283,347
2.67%, 03/10/32 (a)(c)	200,000	187,642
2.89%, 11/24/32 (a)(c)	250,000	236,978
3.56%, 09/23/35 (a)(c)	350,000	335,128
3.81%, 03/10/42 (a)(c)	200,000	187,004
3.33%, 11/24/42 (a)(c)	200,000	182,854
5.25%, 08/17/45	200,000	234,958
4.95%, 01/10/47	400,000	452,324
BNP Paribas S.A.
3.25%, 03/03/23	195,000	198,101
4.25%, 10/15/24	200,000	208,862
BPCE S.A.
4.00%, 04/15/24	250,000	259,133
3.38%, 12/02/26	250,000	257,943
Cadence Bank
4.13%, 11/20/29 (a)(c)	50,000	50,859
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	250,000	247,473
3.50%, 09/13/23	350,000	359,877
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.50%, 12/14/23	200,000	194,960
3.10%, 04/02/24	200,000	204,030
2.25%, 01/28/25	200,000	199,814
0.95%, 10/23/25	200,000	190,236
1.25%, 06/22/26	150,000	142,164
Capital One Bank USA NA
2.28%, 01/28/26 (a)(c)	100,000	99,757
Capital One Financial Corp.
2.60%, 05/11/23 (a)	250,000	252,428
3.50%, 06/15/23	250,000	255,458
3.90%, 01/29/24 (a)	400,000	412,688
3.75%, 04/24/24 (a)	200,000	206,582
3.30%, 10/30/24 (a)	300,000	307,425
3.20%, 02/05/25 (a)	250,000	255,510
4.20%, 10/29/25 (a)	250,000	262,647
3.75%, 07/28/26 (a)	250,000	259,957
3.75%, 03/09/27 (a)	300,000	313,656
3.65%, 05/11/27 (a)	250,000	259,468
1.88%, 11/02/27 (a)(c)	225,000	215,865
3.80%, 01/31/28 (a)	200,000	208,630
2.36%, 07/29/32 (a)(c)	150,000	134,835
2.62%, 11/02/32 (a)(c)	200,000	187,696
Citibank NA
3.65%, 01/23/24 (a)	500,000	516,845
Citigroup, Inc.
3.38%, 03/01/23	200,000	203,620
3.50%, 05/15/23	350,000	358,155
3.88%, 10/25/23	150,000	154,931
1.68%, 05/15/24 (a)(c)	250,000	249,720
4.04%, 06/01/24 (a)(c)	150,000	153,906
3.75%, 06/16/24	100,000	103,569
4.00%, 08/05/24	150,000	155,207
0.78%, 10/30/24 (a)(c)	500,000	489,060
3.88%, 03/26/25	150,000	155,139
3.35%, 04/24/25 (a)(c)	650,000	663,650
3.30%, 04/27/25	300,000	307,419
0.98%, 05/01/25 (a)(c)	450,000	437,512
4.40%, 06/10/25	550,000	577,368
5.50%, 09/13/25	324,000	353,708
1.28%, 11/03/25 (a)(c)	250,000	242,275
3.70%, 01/12/26	500,000	522,765
2.01%, 01/25/26 (a)(c)	400,000	394,216
4.60%, 03/09/26	345,000	368,515
3.11%, 04/08/26 (a)(c)	800,000	811,104
3.40%, 05/01/26	250,000	257,775
3.20%, 10/21/26 (a)	750,000	764,962
4.30%, 11/20/26	150,000	159,831
1.12%, 01/28/27 (a)(c)	500,000	471,185
1.46%, 06/09/27 (a)(c)	550,000	521,471
4.45%, 09/29/27	680,000	726,798
3.89%, 01/10/28 (a)(c)	650,000	679,510
3.67%, 07/24/28 (a)(c)	550,000	569,673
4.13%, 07/25/28	450,000	473,013
3.52%, 10/27/28 (a)(c)	500,000	514,190
4.08%, 04/23/29 (a)(c)	450,000	474,939
3.98%, 03/20/30 (a)(c)	550,000	579,579
2.98%, 11/05/30 (a)(c)	300,000	296,415
2.67%, 01/29/31 (a)(c)	400,000	386,000
4.41%, 03/31/31 (a)(c)	800,000	868,784
2.57%, 06/03/31 (a)(c)	800,000	763,448
2.56%, 05/01/32 (a)(c)	650,000	617,422
6.63%, 06/15/32	200,000	251,268
2.52%, 11/03/32 (a)(c)	200,000	188,696
3.06%, 01/25/33 (a)(c)	600,000	592,206
5.88%, 02/22/33	100,000	119,744
6.00%, 10/31/33	150,000	183,156
6.13%, 08/25/36	100,000	126,571

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 01/24/39 (a)(c)	200,000	209,922
8.13%, 07/15/39	470,000	736,424
5.32%, 03/26/41 (a)(c)	350,000	424,938
5.88%, 01/30/42	130,000	167,795
2.90%, 11/03/42 (a)(c)	200,000	180,814
6.68%, 09/13/43	200,000	277,034
5.30%, 05/06/44	200,000	236,228
4.65%, 07/30/45	180,000	204,980
4.75%, 05/18/46	430,000	481,088
4.28%, 04/24/48 (a)(c)	150,000	165,975
4.65%, 07/23/48 (a)	600,000	701,670
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	255,010
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	151,629
3.25%, 04/30/30 (a)	250,000	252,953
2.64%, 09/30/32 (a)	200,000	186,326
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	204,800
4.00%, 02/01/29 (a)	250,000	268,587
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	243,798
1.38%, 01/10/25	250,000	245,750
3.38%, 05/21/25	250,000	259,478
4.38%, 08/04/25	241,000	252,474
3.75%, 07/21/26	300,000	310,002
5.25%, 05/24/41	300,000	388,659
5.75%, 12/01/43	250,000	318,800
5.25%, 08/04/45	250,000	300,297
Credit Suisse AG
1.00%, 05/05/23	250,000	248,123
0.52%, 08/09/23	250,000	245,625
0.50%, 02/02/24	250,000	242,440
3.63%, 09/09/24	550,000	567,765
2.95%, 04/09/25	400,000	405,740
1.25%, 08/07/26	250,000	235,203
Credit Suisse Group AG
3.80%, 06/09/23	500,000	511,315
3.75%, 03/26/25	500,000	513,695
4.55%, 04/17/26	250,000	264,145
4.88%, 05/15/45	500,000	552,350
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	199,944
Deutsche Bank AG
0.90%, 05/28/24	300,000	291,132
3.70%, 05/30/24	300,000	307,812
2.22%, 09/18/24 (a)(c)	350,000	349,412
3.96%, 11/26/25 (a)(c)	350,000	358,193
4.10%, 01/13/26	250,000	260,923
1.69%, 03/19/26	200,000	193,322
2.13%, 11/24/26 (a)(c)	500,000	481,670
2.31%, 11/16/27 (a)(c)	400,000	382,652
2.55%, 01/07/28 (a)(c)	250,000	240,598
3.55%, 09/18/31 (a)(c)	350,000	346,083
3.04%, 05/28/32 (a)(c)	300,000	281,919
Discover Bank
2.45%, 09/12/24 (a)	250,000	250,470
3.45%, 07/27/26 (a)	250,000	257,403
4.65%, 09/13/28 (a)	250,000	271,595
2.70%, 02/06/30 (a)	250,000	241,176
Discover Financial Services
3.75%, 03/04/25 (a)	150,000	155,408
4.50%, 01/30/26 (a)	150,000	159,734
4.10%, 02/09/27 (a)	150,000	157,412
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bancorp
1.63%, 05/05/23 (a)	125,000	125,129
3.65%, 01/25/24 (a)	250,000	257,338
2.38%, 01/28/25 (a)	200,000	200,428
2.55%, 05/05/27 (a)	200,000	199,686
1.71%, 11/01/27 (a)(c)	150,000	144,098
3.95%, 03/14/28 (a)	150,000	159,423
8.25%, 03/01/38	200,000	304,504
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	209,684
2.25%, 02/01/27 (a)	250,000	248,650
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(c)	100,000	99,786
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	289,555
First Horizon Corp.
3.55%, 05/26/23 (a)	100,000	101,685
4.00%, 05/26/25 (a)	100,000	104,082
First Republic Bank
4.63%, 02/13/47 (a)	250,000	286,722
First-Citizens Bank & Trust Co.
3.93%, 06/19/24 (a)(c)	100,000	102,009
6.13%, 03/09/28	100,000	114,421
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	188,120
HSBC Bank USA NA
5.88%, 11/01/34	250,000	301,512
7.00%, 01/15/39	250,000	358,035
HSBC Holdings PLC
3.60%, 05/25/23	400,000	409,376
4.25%, 03/14/24	500,000	516,900
3.95%, 05/18/24 (a)(c)	400,000	408,792
0.73%, 08/17/24 (a)(c)	350,000	342,629
1.16%, 11/22/24 (a)(c)	250,000	244,913
3.80%, 03/11/25 (a)(c)	450,000	461,277
0.98%, 05/24/25 (a)(c)	500,000	483,425
4.25%, 08/18/25	200,000	207,568
2.63%, 11/07/25 (a)(c)	400,000	399,588
4.30%, 03/08/26	600,000	633,984
1.65%, 04/18/26 (a)(c)	425,000	410,048
3.90%, 05/25/26	650,000	676,559
2.10%, 06/04/26 (a)(c)	300,000	292,818
4.29%, 09/12/26 (a)(c)	400,000	417,420
4.38%, 11/23/26	309,000	325,207
1.59%, 05/24/27 (a)(c)	350,000	330,085
2.25%, 11/22/27 (a)(c)	400,000	385,492
4.04%, 03/13/28 (a)(c)	600,000	622,644
2.01%, 09/22/28 (a)(c)	350,000	328,835
4.58%, 06/19/29 (a)(c)	600,000	640,692
2.21%, 08/17/29 (a)(c)	400,000	373,544
4.95%, 03/31/30	400,000	443,956
3.97%, 05/22/30 (a)(c)	650,000	671,242
2.85%, 06/04/31 (a)(c)	250,000	239,145
2.36%, 08/18/31 (a)(c)	250,000	229,733
7.63%, 05/17/32	200,000	261,650
2.80%, 05/24/32 (a)(c)	700,000	661,108
2.87%, 11/22/32 (a)(c)	350,000	332,220
6.50%, 05/02/36	200,000	252,580
6.50%, 09/15/37	505,000	645,425
6.80%, 06/01/38	200,000	261,864
6.10%, 01/14/42	200,000	264,368
5.25%, 03/14/44	200,000	230,152
HSBC USA, Inc.
3.50%, 06/23/24	150,000	154,473

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	200,000	201,634
2.55%, 02/04/30 (a)	150,000	145,986
2.49%, 08/15/36 (a)(b)(c)	250,000	228,595
ING Groep N.V.
4.10%, 10/02/23	300,000	309,873
3.55%, 04/09/24	200,000	205,262
3.95%, 03/29/27	200,000	210,280
1.73%, 04/01/27 (a)(c)	300,000	287,253
4.55%, 10/02/28	300,000	326,607
4.05%, 04/09/29	200,000	212,502
2.73%, 04/01/32 (a)(c)	200,000	191,576
JPMorgan Chase & Co.
3.38%, 05/01/23	450,000	458,613
2.70%, 05/18/23 (a)	300,000	303,459
3.88%, 02/01/24	250,000	259,403
0.70%, 03/16/24 (a)(c)	400,000	395,536
3.56%, 04/23/24 (a)(c)	250,000	254,603
3.63%, 05/13/24	500,000	516,820
1.51%, 06/01/24 (a)(c)	400,000	398,432
3.80%, 07/23/24 (a)(c)	450,000	460,822
3.88%, 09/10/24	700,000	726,817
0.65%, 09/16/24 (a)(c)	200,000	196,238
4.02%, 12/05/24 (a)(c)	450,000	464,530
3.13%, 01/23/25 (a)	745,000	761,844
0.56%, 02/16/25 (a)(c)	300,000	291,303
3.22%, 03/01/25 (a)(c)	250,000	254,450
0.82%, 06/01/25 (a)(c)	400,000	387,220
0.97%, 06/23/25 (a)(c)	500,000	484,625
3.90%, 07/15/25 (a)	450,000	470,632
0.77%, 08/09/25 (a)(c)	250,000	240,683
2.30%, 10/15/25 (a)(c)	600,000	597,510
1.56%, 12/10/25 (a)(c)	200,000	195,026
2.60%, 02/24/26 (a)(c)	300,000	300,786
2.01%, 03/13/26 (a)(c)	500,000	492,045
3.30%, 04/01/26 (a)	535,000	551,970
2.08%, 04/22/26 (a)(c)	700,000	689,325
3.20%, 06/15/26 (a)	250,000	256,683
2.95%, 10/01/26 (a)	550,000	559,680
1.05%, 11/19/26 (a)(c)	700,000	658,574
4.13%, 12/15/26	450,000	479,092
3.96%, 01/29/27 (a)(c)	500,000	523,685
1.04%, 02/04/27 (a)(c)	450,000	421,605
1.58%, 04/22/27 (a)(c)	750,000	717,427
8.00%, 04/29/27	150,000	186,929
1.47%, 09/22/27 (a)(c)	550,000	519,365
4.25%, 10/01/27	250,000	267,567
3.63%, 12/01/27 (a)	150,000	155,391
3.78%, 02/01/28 (a)(c)	500,000	522,375
2.95%, 02/24/28 (a)(c)	350,000	352,191
3.54%, 05/01/28 (a)(c)	450,000	465,205
2.18%, 06/01/28 (a)(c)	300,000	290,436
3.51%, 01/23/29 (a)(c)	550,000	565,554
4.01%, 04/23/29 (a)(c)	300,000	316,458
2.07%, 06/01/29 (a)(c)	450,000	426,802
4.20%, 07/23/29 (a)(c)	500,000	532,945
4.45%, 12/05/29 (a)(c)	450,000	486,832
3.70%, 05/06/30 (a)(c)	450,000	467,577
8.75%, 09/01/30	50,000	70,631
2.74%, 10/15/30 (a)(c)	750,000	733,095
4.49%, 03/24/31 (a)(c)	650,000	713,836
2.52%, 04/22/31 (a)(c)	650,000	625,157
2.96%, 05/13/31 (a)(c)	700,000	680,127
1.76%, 11/19/31 (a)(c)	250,000	225,110
1.95%, 02/04/32 (a)(c)	750,000	684,217
2.58%, 04/22/32 (a)(c)	700,000	671,832
2.55%, 11/08/32 (a)(c)	600,000	573,666
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.96%, 01/25/33 (a)(c)	700,000	692,692
6.40%, 05/15/38	650,000	874,516
3.88%, 07/24/38 (a)(c)	400,000	424,516
5.50%, 10/15/40	230,000	286,391
3.11%, 04/22/41 (a)(c)	250,000	236,815
5.60%, 07/15/41	350,000	442,501
2.53%, 11/19/41 (a)(c)	350,000	303,478
5.40%, 01/06/42	300,000	372,201
3.16%, 04/22/42 (a)(c)	400,000	379,456
5.63%, 08/16/43	250,000	315,745
4.85%, 02/01/44	100,000	119,042
4.95%, 06/01/45	350,000	411,355
4.26%, 02/22/48 (a)(c)	350,000	384,772
4.03%, 07/24/48 (a)(c)	250,000	267,792
3.96%, 11/15/48 (a)(c)	725,000	770,595
3.90%, 01/23/49 (a)(c)	400,000	417,764
3.11%, 04/22/51 (a)(c)	400,000	371,516
3.33%, 04/22/52 (a)(c)	750,000	723,240
KeyBank NA
3.38%, 03/07/23	250,000	254,520
1.25%, 03/10/23	250,000	249,950
3.40%, 05/20/26	250,000	259,538
3.90%, 04/13/29	250,000	263,722
KeyCorp
4.15%, 10/29/25	100,000	106,197
4.10%, 04/30/28	150,000	161,144
2.55%, 10/01/29	150,000	145,925
Lloyds Bank PLC
3.50%, 05/14/25	200,000	205,768
Lloyds Banking Group PLC
4.05%, 08/16/23	400,000	412,116
3.90%, 03/12/24	250,000	259,188
0.70%, 05/11/24 (a)(c)	200,000	197,068
4.50%, 11/04/24	200,000	208,856
4.45%, 05/08/25	200,000	210,604
3.87%, 07/09/25 (a)(c)	200,000	206,060
4.58%, 12/10/25	200,000	209,946
2.44%, 02/05/26 (a)(c)	200,000	198,612
4.65%, 03/24/26	524,000	554,439
3.75%, 01/11/27	400,000	415,544
4.38%, 03/22/28	300,000	319,884
4.55%, 08/16/28	200,000	216,304
3.57%, 11/07/28 (a)(c)	200,000	205,176
5.30%, 12/01/45	200,000	231,574
3.37%, 12/14/46 (a)(c)	200,000	175,518
4.34%, 01/09/48	300,000	307,485
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	255,738
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/23	250,000	254,553
3.76%, 07/26/23	250,000	256,918
3.41%, 03/07/24	550,000	564,036
2.80%, 07/18/24	200,000	202,608
0.85%, 09/15/24 (a)(c)	550,000	539,973
2.19%, 02/25/25	650,000	645,346
1.41%, 07/17/25	350,000	337,680
0.95%, 07/19/25 (a)(c)	400,000	386,376
0.96%, 10/11/25 (a)(c)	200,000	192,700
3.85%, 03/01/26	550,000	576,114
2.76%, 09/13/26	200,000	200,950
3.68%, 02/22/27	200,000	209,216
1.54%, 07/20/27 (a)(c)	450,000	427,234
3.29%, 07/25/27	250,000	256,825
1.64%, 10/13/27 (a)(c)	250,000	237,685
2.34%, 01/19/28 (a)(c)	200,000	195,338
3.96%, 03/02/28	250,000	264,567

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 09/11/28	250,000	266,235
3.74%, 03/07/29	300,000	314,142
3.20%, 07/18/29	200,000	201,714
2.56%, 02/25/30	200,000	192,548
2.05%, 07/17/30	450,000	415,071
2.31%, 07/20/32 (a)(c)	400,000	371,688
2.49%, 10/13/32 (a)(c)	200,000	188,524
4.15%, 03/07/39	300,000	329,403
3.75%, 07/18/39	200,000	209,086
Mizuho Financial Group, Inc.
1.24%, 07/10/24 (a)(c)	250,000	247,363
0.85%, 09/08/24 (a)(c)	375,000	367,950
3.92%, 09/11/24 (a)(c)	250,000	256,620
2.56%, 09/13/25 (a)(c)	200,000	200,364
2.23%, 05/25/26 (a)(c)	200,000	197,542
3.66%, 02/28/27	200,000	209,804
1.23%, 05/22/27 (a)(c)	250,000	234,338
1.55%, 07/09/27 (a)(c)	250,000	236,903
3.17%, 09/11/27	300,000	305,979
4.02%, 03/05/28	200,000	211,564
3.15%, 07/16/30 (a)(c)	200,000	200,274
2.87%, 09/13/30 (a)(c)	200,000	196,538
2.20%, 07/10/31 (a)(c)	250,000	231,865
1.98%, 09/08/31 (a)(c)	250,000	227,503
2.56%, 09/13/31	200,000	183,426
2.17%, 05/22/32 (a)(c)	250,000	229,643
2.26%, 07/09/32 (a)(c)(d)	200,000	184,992
Morgan Stanley
4.10%, 05/22/23	600,000	615,900
0.73%, 04/05/24 (a)(c)	250,000	246,620
3.74%, 04/24/24 (a)(c)	550,000	560,708
3.88%, 04/29/24	750,000	775,425
3.70%, 10/23/24	500,000	517,355
0.79%, 01/22/25 (a)(c)	450,000	437,278
0.79%, 05/30/25 (a)(c)	500,000	482,290
2.72%, 07/22/25 (a)(c)	350,000	352,100
4.00%, 07/23/25	774,000	811,825
0.86%, 10/21/25 (a)(c)	250,000	240,018
1.16%, 10/21/25 (a)(c)	500,000	483,220
5.00%, 11/24/25	324,000	348,699
3.88%, 01/27/26	700,000	731,213
2.63%, 02/18/26 (a)(c)	200,000	200,168
2.19%, 04/28/26 (a)(c)	700,000	691,005
3.13%, 07/27/26	500,000	509,635
6.25%, 08/09/26	212,000	243,011
4.35%, 09/08/26	300,000	318,858
0.99%, 12/10/26 (a)(c)	500,000	468,650
3.63%, 01/20/27	450,000	469,611
3.95%, 04/23/27	500,000	525,190
1.59%, 05/04/27 (a)(c)	700,000	667,394
1.51%, 07/20/27 (a)(c)	700,000	663,740
3.59%, 07/22/28 (a)(c)	650,000	672,015
3.77%, 01/24/29 (a)(c)	650,000	675,616
4.43%, 01/23/30 (a)(c)	600,000	648,036
2.70%, 01/22/31 (a)(c)	750,000	727,980
3.62%, 04/01/31 (a)(c)	700,000	723,604
1.79%, 02/13/32 (a)(c)	600,000	536,364
7.25%, 04/01/32	330,000	443,276
1.93%, 04/28/32 (a)(c)	500,000	450,950
2.24%, 07/21/32 (a)(c)	750,000	693,645
2.51%, 10/20/32 (a)(c)	550,000	520,080
2.94%, 01/21/33 (a)(c)	500,000	490,085
2.48%, 09/16/36 (a)(c)	600,000	545,430
3.97%, 07/22/38 (a)(c)	450,000	474,610
4.46%, 04/22/39 (a)(c)	250,000	274,440
3.22%, 04/22/42 (a)(c)	400,000	381,928
6.38%, 07/24/42	300,000	409,812
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 01/27/45	555,000	604,323
4.38%, 01/22/47	450,000	501,520
5.60%, 03/24/51 (a)(c)	450,000	601,276
2.80%, 01/25/52 (a)(c)	250,000	218,598
National Australia Bank Ltd.
2.88%, 04/12/23	250,000	253,980
3.38%, 01/14/26	250,000	261,987
2.50%, 07/12/26	250,000	253,378
National Bank of Canada
0.55%, 11/15/24 (a)(c)	250,000	243,965
Natwest Group PLC
3.88%, 09/12/23	400,000	409,716
6.00%, 12/19/23	350,000	371,780
2.36%, 05/22/24 (a)(c)	200,000	200,434
5.13%, 05/28/24	200,000	210,168
4.52%, 06/25/24 (a)(c)	200,000	205,818
4.27%, 03/22/25 (a)(c)	450,000	465,471
4.80%, 04/05/26	350,000	375,207
1.64%, 06/14/27 (a)(c)	300,000	285,150
3.07%, 05/22/28 (a)(c)	200,000	200,114
4.89%, 05/18/29 (a)(c)	500,000	545,055
3.75%, 11/01/29 (a)(c)	200,000	202,680
5.08%, 01/27/30 (a)(c)	200,000	220,680
4.45%, 05/08/30 (a)(c)	200,000	213,488
3.03%, 11/28/35 (a)(c)	250,000	231,723
Northern Trust Corp.
3.95%, 10/30/25	250,000	265,275
3.65%, 08/03/28 (a)	100,000	107,492
3.15%, 05/03/29 (a)	100,000	104,140
1.95%, 05/01/30 (a)	200,000	190,502
People's United Bank NA
4.00%, 07/15/24 (a)	250,000	257,938
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	256,795
3.88%, 04/10/25 (a)	250,000	261,255
3.25%, 06/01/25 (a)	250,000	258,708
3.25%, 01/22/28 (a)	250,000	259,133
4.05%, 07/26/28	250,000	268,197
2.70%, 10/22/29	250,000	246,905
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	200,408
1.80%, 08/12/28 (a)	250,000	234,375
7.38%, 12/10/37	100,000	140,492
Royal Bank of Canada
1.60%, 04/17/23	300,000	300,474
3.70%, 10/05/23	350,000	360,783
0.50%, 10/26/23	300,000	294,030
0.43%, 01/19/24	500,000	487,075
2.55%, 07/16/24	150,000	151,611
0.65%, 07/29/24	150,000	144,855
0.75%, 10/07/24	100,000	96,567
2.25%, 11/01/24	200,000	200,204
1.60%, 01/21/25	200,000	196,674
1.15%, 06/10/25	350,000	337,071
0.88%, 01/20/26	400,000	377,960
4.65%, 01/27/26	300,000	323,466
1.20%, 04/27/26	200,000	189,994
1.15%, 07/14/26	150,000	142,149
1.40%, 11/02/26	200,000	190,794
2.30%, 11/03/31	250,000	236,598
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	200,000	204,168
3.45%, 06/02/25 (a)	200,000	203,428
4.50%, 07/17/25 (a)	300,000	314,898
3.24%, 10/05/26 (a)(b)	150,000	151,709
4.40%, 07/13/27 (a)	150,000	157,848

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander UK Group Holdings PLC
4.80%, 11/15/24 (a)(c)	200,000	207,946
1.09%, 03/15/25 (a)(c)	300,000	291,291
1.53%, 08/21/26 (a)(c)	200,000	190,830
1.67%, 06/14/27 (a)(c)	300,000	283,665
3.82%, 11/03/28 (a)(c)	250,000	257,033
2.90%, 03/15/32 (a)(c)	200,000	190,784
Santander UK PLC
4.00%, 03/13/24	200,000	207,412
2.88%, 06/18/24	200,000	202,846
State Street Corp.
3.10%, 05/15/23	200,000	203,574
3.78%, 12/03/24 (a)(c)	200,000	206,460
3.30%, 12/16/24	300,000	310,533
2.35%, 11/01/25 (a)(c)	200,000	201,370
2.90%, 03/30/26 (a)(c)	200,000	204,782
2.65%, 05/19/26	250,000	255,403
2.20%, 02/07/28 (a)(c)	100,000	98,742
4.14%, 12/03/29 (a)(c)	250,000	271,505
2.40%, 01/24/30	100,000	98,095
2.20%, 03/03/31	200,000	188,574
3.15%, 03/30/31 (a)(c)	100,000	102,589
2.62%, 02/07/33 (a)(c)	100,000	98,028
3.03%, 11/01/34 (a)(c)	100,000	99,407
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	259,720
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/23	200,000	205,546
0.51%, 01/12/24	200,000	195,022
2.70%, 07/16/24	450,000	454,419
2.45%, 09/27/24	200,000	200,622
2.35%, 01/15/25	200,000	199,374
1.47%, 07/08/25	500,000	482,955
0.95%, 01/12/26	250,000	235,930
3.78%, 03/09/26	400,000	418,708
2.63%, 07/14/26	400,000	401,072
1.40%, 09/17/26	250,000	236,490
3.01%, 10/19/26	250,000	254,288
3.45%, 01/11/27	200,000	206,886
3.36%, 07/12/27	200,000	207,080
3.35%, 10/18/27	250,000	258,150
3.94%, 07/19/28	250,000	264,970
1.90%, 09/17/28	400,000	374,968
4.31%, 10/16/28	250,000	271,017
2.47%, 01/14/29	200,000	193,856
3.04%, 07/16/29	600,000	600,066
3.20%, 09/17/29	100,000	100,051
2.72%, 09/27/29	200,000	195,828
2.75%, 01/15/30	200,000	195,782
2.13%, 07/08/30	300,000	279,750
2.14%, 09/23/30	250,000	228,385
1.71%, 01/12/31	200,000	178,382
2.22%, 09/17/31	200,000	185,522
2.93%, 09/17/41	200,000	180,684
3.05%, 01/14/42	200,000	188,726
SVB Financial Group
1.80%, 10/28/26 (a)	200,000	193,282
3.13%, 06/05/30 (a)	200,000	201,116
1.80%, 02/02/31 (a)	100,000	90,662
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	259,423
Synchrony Financial
4.38%, 03/19/24 (a)	150,000	155,249
4.25%, 08/15/24 (a)	300,000	310,593
4.50%, 07/23/25 (a)	250,000	262,297
3.70%, 08/04/26 (a)	200,000	204,096
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 12/01/27 (a)	200,000	206,552
5.15%, 03/19/29 (a)	150,000	164,225
The Bank of New York Mellon Corp.
3.50%, 04/28/23	200,000	204,540
2.20%, 08/16/23 (a)	250,000	252,050
0.35%, 12/07/23 (a)	200,000	195,766
3.65%, 02/04/24 (a)	500,000	516,375
3.25%, 09/11/24 (a)	200,000	206,118
2.10%, 10/24/24	200,000	200,816
1.60%, 04/24/25 (a)	250,000	246,278
0.75%, 01/28/26 (a)	500,000	474,665
2.80%, 05/04/26 (a)	200,000	204,550
2.45%, 08/17/26 (a)	150,000	152,003
3.25%, 05/16/27 (a)	250,000	260,042
3.44%, 02/07/28 (a)(c)	150,000	156,873
3.85%, 04/28/28	600,000	643,158
3.00%, 10/30/28 (a)	150,000	151,790
1.90%, 01/25/29 (a)	100,000	96,021
1.80%, 07/28/31 (a)	100,000	91,899
The Bank of Nova Scotia
1.63%, 05/01/23	500,000	500,135
0.55%, 09/15/23	350,000	343,311
3.40%, 02/11/24	150,000	153,986
0.70%, 04/15/24	250,000	242,700
0.65%, 07/31/24	200,000	193,008
2.20%, 02/03/25	200,000	199,458
1.30%, 06/11/25	400,000	386,264
4.50%, 12/16/25	150,000	159,579
1.05%, 03/02/26	200,000	189,520
1.35%, 06/24/26	250,000	238,643
2.70%, 08/03/26	200,000	202,102
1.30%, 09/15/26 (a)	250,000	237,990
1.95%, 02/02/27	150,000	145,733
2.15%, 08/01/31	150,000	140,157
2.45%, 02/02/32	150,000	142,448
The Goldman Sachs Group, Inc.
0.52%, 03/08/23 (a)	250,000	248,005
3.63%, 02/20/24 (a)	350,000	359,723
4.00%, 03/03/24	750,000	777,105
0.67%, 03/08/24 (a)(c)	250,000	246,795
3.85%, 07/08/24 (a)	524,000	541,533
0.66%, 09/10/24 (a)(c)	350,000	341,943
0.93%, 10/21/24 (a)(c)	400,000	391,728
3.50%, 01/23/25 (a)	450,000	463,162
1.76%, 01/24/25 (a)(c)	400,000	395,808
3.50%, 04/01/25 (a)	750,000	771,307
3.75%, 05/22/25 (a)	550,000	569,211
3.27%, 09/29/25 (a)(c)	450,000	458,293
4.25%, 10/21/25	500,000	525,125
0.86%, 02/12/26 (a)(c)	250,000	238,930
3.75%, 02/25/26 (a)	400,000	416,824
3.50%, 11/16/26 (a)	550,000	563,959
1.09%, 12/09/26 (a)(c)	500,000	470,850
5.95%, 01/15/27	157,000	177,454
3.85%, 01/26/27 (a)	600,000	625,254
1.43%, 03/09/27 (a)(c)	650,000	614,588
1.54%, 09/10/27 (a)(c)	600,000	565,878
1.95%, 10/21/27 (a)(c)	650,000	623,376
2.64%, 02/24/28 (a)(c)	250,000	247,190
3.69%, 06/05/28 (a)(c)	650,000	673,380
3.81%, 04/23/29 (a)(c)	450,000	467,676
4.22%, 05/01/29 (a)(c)	700,000	742,924
2.60%, 02/07/30 (a)	350,000	336,903
3.80%, 03/15/30 (a)	600,000	625,746
1.99%, 01/27/32 (a)(c)	500,000	451,255
2.62%, 04/22/32 (a)(c)	700,000	662,662
2.38%, 07/21/32 (a)(c)	900,000	834,840

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 10/21/32 (a)(c)	650,000	616,811
6.13%, 02/15/33	150,000	186,126
3.10%, 02/24/33 (a)(c)	800,000	787,280
6.45%, 05/01/36	100,000	127,808
6.75%, 10/01/37	1,150,000	1,511,594
4.02%, 10/31/38 (a)(c)	600,000	633,990
4.41%, 04/23/39 (a)(c)	300,000	325,473
6.25%, 02/01/41	500,000	658,010
3.21%, 04/22/42 (a)(c)	400,000	373,236
2.91%, 07/21/42 (a)(c)	350,000	313,166
3.44%, 02/24/43 (a)(c)	400,000	384,824
4.80%, 07/08/44 (a)	350,000	401,796
5.15%, 05/22/45	400,000	470,708
4.75%, 10/21/45 (a)	400,000	457,492
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	256,813
The PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	250,000	257,470
3.90%, 04/29/24 (a)	250,000	259,740
2.20%, 11/01/24 (a)	250,000	250,908
2.60%, 07/23/26 (a)	100,000	101,451
1.15%, 08/13/26 (a)	150,000	143,381
3.15%, 05/19/27 (a)	300,000	311,265
3.45%, 04/23/29 (a)	350,000	367,524
2.55%, 01/22/30 (a)	300,000	295,287
2.31%, 04/23/32 (a)(c)	200,000	190,644
The Toronto-Dominion Bank
0.30%, 06/02/23	250,000	246,175
0.75%, 06/12/23	400,000	395,868
3.50%, 07/19/23	250,000	256,305
0.45%, 09/11/23	400,000	392,340
0.55%, 03/04/24	200,000	194,354
3.25%, 03/11/24	200,000	205,274
2.65%, 06/12/24	200,000	202,594
0.70%, 09/10/24	250,000	241,570
1.45%, 01/10/25	100,000	97,969
1.15%, 06/12/25	250,000	241,015
0.75%, 09/11/25	400,000	378,312
0.75%, 01/06/26	200,000	188,768
1.20%, 06/03/26	250,000	238,028
1.25%, 09/10/26	300,000	284,628
1.95%, 01/12/27	200,000	195,434
3.63%, 09/15/31 (a)(c)	300,000	309,552
2.45%, 01/12/32	150,000	143,901
Truist Bank
3.69%, 08/02/24 (a)(c)	250,000	256,595
2.15%, 12/06/24 (a)	250,000	250,915
1.50%, 03/10/25 (a)	300,000	295,221
3.63%, 09/16/25 (a)	491,000	511,764
4.05%, 11/03/25 (a)	400,000	425,468
2.25%, 03/11/30 (a)	250,000	237,145
Truist Financial Corp.
2.20%, 03/16/23 (a)	250,000	251,353
3.75%, 12/06/23 (a)	100,000	103,209
2.50%, 08/01/24 (a)	300,000	303,612
2.85%, 10/26/24 (a)	300,000	305,946
4.00%, 05/01/25 (a)	200,000	210,012
1.20%, 08/05/25 (a)	200,000	192,944
1.27%, 03/02/27 (a)(c)	200,000	191,212
1.13%, 08/03/27 (a)	250,000	232,160
3.88%, 03/19/29 (a)	100,000	106,113
1.89%, 06/07/29 (a)(c)	250,000	236,605
1.95%, 06/05/30 (a)	200,000	187,434
US Bancorp
3.70%, 01/30/24 (a)	500,000	517,920
3.38%, 02/05/24 (a)	300,000	308,520
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 07/30/24 (a)	200,000	202,358
1.45%, 05/12/25 (a)	300,000	293,463
3.10%, 04/27/26 (a)	250,000	257,320
2.38%, 07/22/26 (a)	300,000	302,121
3.15%, 04/27/27 (a)	600,000	622,848
3.00%, 07/30/29 (a)	150,000	151,577
1.38%, 07/22/30 (a)	400,000	358,152
2.49%, 11/03/36 (a)(c)	250,000	233,420
US Bank NA/Cincinnati OH
3.40%, 07/24/23 (a)	250,000	255,930
2.05%, 01/21/25 (a)	250,000	250,275
2.80%, 01/27/25 (a)	250,000	255,190
Wachovia Corp.
5.50%, 08/01/35	330,000	390,895
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	53,982
Wells Fargo & Co.
4.13%, 08/15/23	250,000	257,843
4.48%, 01/16/24	150,000	156,794
3.75%, 01/24/24 (a)	650,000	670,416
1.65%, 06/02/24 (a)(c)	500,000	498,785
3.30%, 09/09/24	424,000	435,172
3.00%, 02/19/25	500,000	509,365
0.81%, 05/19/25 (a)(c)	150,000	145,272
3.55%, 09/29/25	500,000	518,485
2.41%, 10/30/25 (a)(c)	650,000	648,277
2.16%, 02/11/26 (a)(c)	650,000	642,421
3.00%, 04/22/26	700,000	709,947
2.19%, 04/30/26 (a)(c)	700,000	691,236
4.10%, 06/03/26	550,000	579,612
3.00%, 10/23/26	750,000	760,747
3.20%, 06/17/27 (a)(c)	400,000	406,848
4.30%, 07/22/27	480,000	512,626
3.58%, 05/22/28 (a)(c)	700,000	723,562
2.39%, 06/02/28 (a)(c)	550,000	537,966
4.15%, 01/24/29 (a)	550,000	586,591
2.88%, 10/30/30 (a)(c)	750,000	738,735
2.57%, 02/11/31 (a)(c)	650,000	624,598
4.48%, 04/04/31 (a)(c)	500,000	546,845
3.35%, 03/02/33 (a)(c)	700,000	709,394
5.95%, 12/15/36	200,000	242,416
3.07%, 04/30/41 (a)(c)	800,000	746,992
5.38%, 11/02/43	400,000	479,328
5.61%, 01/15/44	500,000	615,175
4.65%, 11/04/44	250,000	274,900
3.90%, 05/01/45	430,000	447,518
4.90%, 11/17/45	350,000	397,397
4.40%, 06/14/46	450,000	483,790
4.75%, 12/07/46	400,000	450,152
5.01%, 04/04/51 (a)(c)	1,100,000	1,357,301
Wells Fargo Bank NA
5.85%, 02/01/37	250,000	311,835
6.60%, 01/15/38	250,000	340,552
Western Alliance Bancorp
3.00%, 06/15/31 (a)(c)	150,000	148,827
Westpac Banking Corp.
3.65%, 05/15/23	500,000	513,140
3.30%, 02/26/24	200,000	205,960
1.02%, 11/18/24	250,000	244,045
2.35%, 02/19/25	250,000	252,138
2.85%, 05/13/26	200,000	205,392
1.15%, 06/03/26	250,000	239,560
2.70%, 08/19/26	100,000	101,948
3.35%, 03/08/27	150,000	157,008
3.40%, 01/25/28	250,000	262,442
1.95%, 11/20/28	200,000	191,320

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 01/16/30	100,000	99,796
2.89%, 02/04/30 (a)(c)	200,000	197,638
2.15%, 06/03/31	250,000	238,485
4.32%, 11/23/31 (a)(c)	450,000	469,638
4.11%, 07/24/34 (a)(c)	250,000	257,908
2.67%, 11/15/35 (a)(c)	300,000	271,914
3.02%, 11/18/36 (a)(c)	250,000	232,783
4.42%, 07/24/39	200,000	216,564
2.96%, 11/16/40	200,000	176,574
3.13%, 11/18/41	200,000	180,094
		282,304,090
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	104,263
3.30%, 06/15/30 (a)	150,000	152,160
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	258,497
3.00%, 04/02/25 (a)	100,000	101,882
2.88%, 09/15/26 (a)	200,000	205,202
BGC Partners, Inc.
5.38%, 07/24/23	100,000	103,754
3.75%, 10/01/24 (a)	100,000	101,919
BlackRock, Inc.
3.50%, 03/18/24	424,000	439,150
3.25%, 04/30/29 (a)	150,000	156,854
2.40%, 04/30/30 (a)	200,000	195,588
1.90%, 01/28/31 (a)	250,000	232,445
2.10%, 02/25/32 (a)	200,000	187,270
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	156,108
Brookfield Finance I UK plc
2.34%, 01/30/32 (a)	150,000	138,090
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	103,449
4.25%, 06/02/26 (a)	100,000	106,775
3.90%, 01/25/28 (a)	150,000	157,692
4.85%, 03/29/29 (a)	400,000	441,124
4.35%, 04/15/30 (a)	150,000	161,461
4.70%, 09/20/47 (a)	100,000	109,854
3.45%, 04/15/50 (a)	100,000	90,638
3.50%, 03/30/51 (a)	250,000	229,462
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	105,067
1.63%, 12/15/30 (a)	200,000	180,632
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	188,556
4.10%, 06/15/51 (a)	150,000	142,823
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	410,844
5.30%, 09/15/43 (a)	200,000	256,224
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	150,000	157,134
4.50%, 06/20/28 (a)	100,000	108,096
Eaton Vance Corp.
3.63%, 06/15/23	100,000	102,296
3.50%, 04/06/27 (a)	100,000	103,899
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	102,077
1.60%, 10/30/30 (a)	150,000	134,420
Intercontinental Exchange, Inc.
0.70%, 06/15/23	200,000	197,768
3.45%, 09/21/23 (a)	100,000	102,525
3.75%, 12/01/25 (a)	250,000	262,495
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 09/15/27 (a)	100,000	102,744
3.75%, 09/21/28 (a)	400,000	424,584
2.10%, 06/15/30 (a)	250,000	236,077
1.85%, 09/15/32 (a)	250,000	224,035
2.65%, 09/15/40 (a)	250,000	222,130
4.25%, 09/21/48 (a)	150,000	166,123
3.00%, 06/15/50 (a)	400,000	357,024
3.00%, 09/15/60 (a)	250,000	215,125
Invesco Finance PLC
4.00%, 01/30/24	200,000	206,684
3.75%, 01/15/26	130,000	136,374
5.38%, 11/30/43	100,000	119,678
Jefferies Group LLC
6.45%, 06/08/27	100,000	117,321
2.75%, 10/15/32 (a)	100,000	92,589
6.25%, 01/15/36	100,000	123,782
6.50%, 01/20/43	100,000	126,322
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	250,000	272,607
4.15%, 01/23/30	200,000	210,376
2.63%, 10/15/31 (a)	200,000	186,050
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	161,094
4.38%, 03/11/29 (a)	200,000	212,240
Legg Mason, Inc.
4.75%, 03/15/26	150,000	163,332
5.63%, 01/15/44	75,000	93,915
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	157,110
2.50%, 12/21/40 (a)	250,000	210,575
3.25%, 04/28/50 (a)	100,000	90,795
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	200,720
1.85%, 07/16/25	400,000	389,396
1.65%, 07/14/26	200,000	190,108
2.33%, 01/22/27	250,000	241,647
2.17%, 07/14/28	200,000	188,180
3.10%, 01/16/30	400,000	393,676
2.68%, 07/16/30	300,000	284,307
2.61%, 07/14/31	200,000	187,010
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	110,188
4.95%, 07/15/46	150,000	173,179
3.75%, 04/01/51 (a)	150,000	149,387
Stifel Financial Corp.
4.25%, 07/18/24	100,000	104,183
4.00%, 05/15/30 (a)	150,000	158,064
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(e)	100,000	103,200
0.75%, 03/18/24 (a)(e)	250,000	244,937
3.75%, 04/01/24 (a)(e)	50,000	51,839
3.00%, 03/10/25 (a)(e)	50,000	51,222
4.20%, 03/24/25 (a)(e)	100,000	106,165
3.63%, 04/01/25 (a)(e)	50,000	52,025
3.85%, 05/21/25 (a)(e)	150,000	157,634
3.45%, 02/13/26 (a)(e)	50,000	52,282
0.90%, 03/11/26 (a)(e)	250,000	237,110
1.15%, 05/13/26 (a)(e)	200,000	192,174
3.20%, 03/02/27 (a)(e)	100,000	103,799
3.30%, 04/01/27 (a)(e)	100,000	104,365
3.20%, 01/25/28 (a)(e)	100,000	104,143
2.00%, 03/20/28 (a)(e)	200,000	194,348
4.00%, 02/01/29 (a)(e)	100,000	108,018
3.25%, 05/22/29 (a)(e)	100,000	103,078
2.75%, 10/01/29 (a)(e)	50,000	49,962
4.63%, 03/22/30 (a)(e)	100,000	113,608

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 03/11/31 (a)(e)	100,000	90,870
2.30%, 05/13/31 (a)(e)	100,000	95,822
1.95%, 12/01/31 (a)(e)	150,000	138,767
		16,342,592
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/23 (a)	150,000	153,413
4.50%, 09/15/23 (a)	250,000	258,072
1.15%, 10/29/23	350,000	342,135
4.88%, 01/16/24 (a)	150,000	156,135
3.15%, 02/15/24 (a)	150,000	151,572
1.65%, 10/29/24 (a)	650,000	631,189
1.75%, 10/29/24 (a)	250,000	242,967
3.50%, 01/15/25 (a)	150,000	152,451
6.50%, 07/15/25 (a)	300,000	330,891
4.45%, 10/01/25 (a)	150,000	156,305
1.75%, 01/30/26 (a)	250,000	237,382
4.45%, 04/03/26 (a)	150,000	156,575
2.45%, 10/29/26 (a)	750,000	723,127
3.65%, 07/21/27 (a)	250,000	254,512
4.63%, 10/15/27 (a)	150,000	159,498
3.00%, 10/29/28 (a)	750,000	722,497
3.30%, 01/30/32 (a)	850,000	806,718
3.40%, 10/29/33 (a)	300,000	283,290
3.85%, 10/29/41 (a)	300,000	276,090
Air Lease Corp.
3.00%, 09/15/23 (a)	300,000	303,396
0.70%, 02/15/24 (a)	250,000	241,850
4.25%, 09/15/24 (a)	150,000	155,528
2.30%, 02/01/25 (a)	100,000	98,970
3.25%, 03/01/25 (a)	150,000	151,454
3.38%, 07/01/25 (a)	125,000	126,508
2.88%, 01/15/26 (a)	400,000	399,076
3.75%, 06/01/26 (a)	150,000	154,277
1.88%, 08/15/26 (a)	250,000	237,752
3.63%, 04/01/27 (a)	150,000	153,093
3.63%, 12/01/27 (a)	250,000	254,072
4.63%, 10/01/28 (a)	100,000	105,975
3.25%, 10/01/29 (a)	100,000	97,888
3.00%, 02/01/30 (a)	100,000	95,614
3.13%, 12/01/30 (a)	150,000	144,185
2.88%, 01/15/32 (a)	150,000	140,613
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	153,870
4.13%, 05/01/24 (a)	100,000	102,373
4.25%, 06/15/26 (a)	300,000	309,075
Ares Capital Corp.
4.20%, 06/10/24 (a)	250,000	257,942
4.25%, 03/01/25 (a)	100,000	102,373
3.25%, 07/15/25 (a)	250,000	249,005
3.88%, 01/15/26 (a)	250,000	253,477
2.15%, 07/15/26 (a)	150,000	141,776
2.88%, 06/15/27 (a)	150,000	143,304
2.88%, 06/15/28 (a)	200,000	185,402
3.20%, 11/15/31 (a)	150,000	135,947
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	93,965
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	97,062
Blackstone Private Credit Fund
2.35%, 11/22/24 (b)	100,000	97,063
2.63%, 12/15/26 (a)(b)	400,000	371,836
3.25%, 03/15/27 (a)(b)	200,000	192,356
4.00%, 01/15/29 (a)(b)	150,000	144,752
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Secured Lending Fund
3.65%, 07/14/23	150,000	152,417
2.75%, 09/16/26 (a)	200,000	192,276
2.85%, 09/30/28 (a)(b)	200,000	183,984
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	102,850
1.65%, 10/12/24	100,000	96,179
4.13%, 02/01/25 (a)	100,000	101,352
3.40%, 01/15/26 (a)	200,000	197,330
2.63%, 01/15/27 (a)	100,000	94,846
3.13%, 10/12/28 (a)	150,000	139,488
GATX Corp.
3.25%, 09/15/26 (a)	200,000	204,912
3.85%, 03/30/27 (a)	150,000	157,771
3.50%, 03/15/28 (a)	150,000	155,538
4.70%, 04/01/29 (a)	150,000	165,169
4.00%, 06/30/30 (a)	150,000	158,860
1.90%, 06/01/31 (a)	100,000	90,456
3.10%, 06/01/51 (a)	100,000	87,001
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	51,172
2.88%, 01/15/26 (a)	150,000	147,327
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	250,000	236,812
Main Street Capital Corp.
5.20%, 05/01/24	50,000	51,646
3.00%, 07/14/26 (a)	100,000	95,992
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	50,414
2.70%, 01/15/27 (a)	50,000	47,660
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	103,841
3.75%, 07/22/25 (a)	100,000	99,313
4.25%, 01/15/26 (a)	250,000	252,250
3.40%, 07/15/26 (a)	200,000	191,800
2.88%, 06/11/28 (a)	150,000	136,145
Owl Rock Core Income Corp.
4.70%, 02/08/27 (a)(b)	100,000	99,071
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	94,182
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	95,875
3.44%, 10/15/28 (a)	200,000	180,822
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	95,393
		16,396,792
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	100,000	103,663
3.25%, 12/04/24	200,000	205,026
3.70%, 07/18/27	100,000	104,965
2.25%, 03/09/31	100,000	96,258
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	150,000	140,908
		650,820
Insurance 1.1%
Ace INA Holdings, Inc.
3.15%, 03/15/25	150,000	155,357
3.35%, 05/03/26 (a)	400,000	415,912
Aegon NV
5.50%, 04/11/48 (a)(c)	200,000	213,866

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aetna, Inc.
2.80%, 06/15/23 (a)	350,000	354,581
3.50%, 11/15/24 (a)	100,000	102,975
6.63%, 06/15/36	100,000	133,523
6.75%, 12/15/37	150,000	204,133
4.13%, 11/15/42 (a)	100,000	102,905
4.75%, 03/15/44 (a)	150,000	167,964
3.88%, 08/15/47 (a)	250,000	252,520
Aflac, Inc.
3.63%, 11/15/24	100,000	104,457
1.13%, 03/15/26 (a)	100,000	95,608
2.88%, 10/15/26 (a)	100,000	103,014
3.60%, 04/01/30 (a)	250,000	265,992
4.75%, 01/15/49 (a)	200,000	239,640
Alleghany Corp.
3.63%, 05/15/30 (a)	150,000	153,209
3.25%, 08/15/51 (a)	100,000	85,782
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	104,747
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	97,826
American Financial Group, Inc.
3.50%, 08/15/26 (a)	150,000	156,356
4.50%, 06/15/47 (a)	100,000	107,816
American International Group, Inc.
4.13%, 02/15/24	200,000	208,436
2.50%, 06/30/25 (a)	350,000	351,690
3.75%, 07/10/25 (a)	300,000	312,372
3.90%, 04/01/26 (a)	350,000	368,014
4.20%, 04/01/28 (a)	150,000	162,429
4.25%, 03/15/29 (a)	100,000	108,014
3.40%, 06/30/30 (a)	350,000	360,104
3.88%, 01/15/35 (a)	228,000	239,110
6.25%, 05/01/36	150,000	195,348
4.50%, 07/16/44 (a)	495,000	550,277
4.80%, 07/10/45 (a)	100,000	115,458
4.75%, 04/01/48 (a)	200,000	232,490
5.75%, 04/01/48 (a)(c)	100,000	102,882
4.38%, 06/30/50 (a)	200,000	223,132
4.38%, 01/15/55 (a)	200,000	218,002
8.18%, 05/15/58 (a)(c)	100,000	139,620
Anthem, Inc.
3.50%, 08/15/24 (a)	195,000	200,651
3.35%, 12/01/24 (a)	100,000	102,975
2.38%, 01/15/25 (a)	175,000	175,871
3.65%, 12/01/27 (a)	500,000	524,940
4.10%, 03/01/28 (a)	150,000	160,668
2.88%, 09/15/29 (a)	250,000	250,032
2.25%, 05/15/30 (a)	200,000	189,678
2.55%, 03/15/31 (a)	200,000	193,008
6.38%, 06/15/37	250,000	331,112
4.63%, 05/15/42	200,000	224,650
4.65%, 01/15/43	150,000	168,695
5.10%, 01/15/44	150,000	178,795
4.65%, 08/15/44 (a)	150,000	169,074
4.38%, 12/01/47 (a)	250,000	275,795
4.55%, 03/01/48 (a)	150,000	169,540
3.70%, 09/15/49 (a)	200,000	199,756
3.13%, 05/15/50 (a)	200,000	182,672
3.60%, 03/15/51 (a)	200,000	196,952
Aon Corp.
4.50%, 12/15/28 (a)	150,000	164,036
3.75%, 05/02/29 (a)	150,000	157,353
2.80%, 05/15/30 (a)	200,000	197,096
2.05%, 08/23/31 (a)	100,000	91,905
2.90%, 08/23/51 (a)	100,000	85,987
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon Corp/Aon Global Holdings PLC
2.60%, 12/02/31 (a)	100,000	95,529
3.90%, 02/28/52 (a)	175,000	176,001
Aon PLC
3.50%, 06/14/24 (a)	300,000	308,055
3.88%, 12/15/25 (a)	200,000	209,050
4.60%, 06/14/44 (a)	150,000	165,653
4.75%, 05/15/45 (a)	100,000	111,523
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	106,518
5.03%, 12/15/46 (a)	100,000	116,634
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	239,912
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	219,784
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	93,963
3.50%, 05/20/51 (a)	150,000	140,972
3.05%, 03/09/52 (a)	100,000	85,354
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	103,938
Assurant, Inc.
4.20%, 09/27/23 (a)	150,000	155,045
3.70%, 02/22/30 (a)	100,000	102,163
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	198,588
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	210,172
6.15%, 04/03/30 (a)	100,000	117,052
3.50%, 01/15/31 (a)	100,000	99,981
3.95%, 05/25/51 (a)	100,000	95,858
3.45%, 05/15/52 (a)	150,000	131,591
AXA S.A.
8.60%, 12/15/30	250,000	337,917
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	104,896
4.90%, 01/15/40 (a)(c)	50,000	50,172
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	100,000	94,898
1.45%, 10/15/30 (a)	150,000	137,301
5.75%, 01/15/40	250,000	327,337
4.30%, 05/15/43	150,000	166,452
4.20%, 08/15/48 (a)	600,000	663,960
4.25%, 01/15/49 (a)	350,000	390,029
2.85%, 10/15/50 (a)	300,000	263,874
2.50%, 01/15/51 (a)	100,000	83,238
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	430,000	435,392
3.13%, 03/15/26 (a)	550,000	571,384
4.50%, 02/11/43	100,000	114,676
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	155,552
5.63%, 05/15/30 (a)	150,000	171,250
4.70%, 06/22/47 (a)	250,000	250,247
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	104,211
2.38%, 03/15/31 (a)	250,000	232,655
Chubb INA Holdings, Inc.
2.70%, 03/13/23	200,000	202,432
1.38%, 09/15/30 (a)	250,000	224,967
4.15%, 03/13/43	400,000	439,008
4.35%, 11/03/45 (a)	250,000	283,720
2.85%, 12/15/51 (a)	150,000	134,106
3.05%, 12/15/61 (a)	200,000	179,536

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cincinnati Financial Corp.
6.13%, 11/01/34	250,000	323,017
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	103,238
4.50%, 03/01/26 (a)	150,000	161,337
3.45%, 08/15/27 (a)	150,000	155,639
3.90%, 05/01/29 (a)	100,000	106,364
2.05%, 08/15/30 (a)	150,000	139,079
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	162,395
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	107,095
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	97,000	99,406
4.35%, 04/20/28 (a)	350,000	374,986
5.00%, 04/20/48 (a)	350,000	392,770
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	116,009
3.50%, 10/15/50 (a)	250,000	235,120
3.13%, 10/15/52 (a)	150,000	131,310
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	107,261
4.63%, 04/29/30 (a)	200,000	216,536
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	250,820
2.45%, 03/15/31 (a)	250,000	233,250
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	104,096
2.40%, 08/15/31 (a)	100,000	91,494
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	109,361
2.15%, 08/15/30 (a)	150,000	140,796
Humana, Inc.
0.65%, 08/03/23 (a)	200,000	196,998
3.85%, 10/01/24 (a)	156,000	161,847
4.50%, 04/01/25 (a)	200,000	212,448
1.35%, 02/03/27 (a)	150,000	141,375
3.95%, 03/15/27 (a)	100,000	105,803
3.13%, 08/15/29 (a)	150,000	150,977
4.88%, 04/01/30 (a)	100,000	112,510
2.15%, 02/03/32 (a)	150,000	137,921
4.95%, 10/01/44 (a)	100,000	116,776
4.80%, 03/15/47 (a)	100,000	115,244
3.95%, 08/15/49 (a)	150,000	154,271
Jackson Financial, Inc.
3.13%, 11/23/31 (a)(b)	100,000	95,969
4.00%, 11/23/51 (a)(b)	100,000	90,388
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	105,089
2.40%, 09/30/30 (a)	150,000	137,258
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	157,484
3.80%, 03/01/28 (a)	100,000	105,400
3.05%, 01/15/30 (a)	100,000	99,526
3.40%, 01/15/31 (a)	150,000	152,796
3.40%, 03/01/32 (a)	75,000	75,742
7.00%, 06/15/40	100,000	139,811
4.38%, 06/15/50 (a)	200,000	220,210
Loews Corp.
2.63%, 05/15/23 (a)	200,000	202,010
3.20%, 05/15/30 (a)	100,000	102,309
4.13%, 05/15/43 (a)	100,000	106,136
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manulife Financial Corp.
4.15%, 03/04/26	200,000	212,298
2.48%, 05/19/27 (a)	200,000	200,150
4.06%, 02/24/32 (a)(c)	250,000	258,057
Markel Corp.
3.50%, 11/01/27 (a)	100,000	104,110
3.35%, 09/17/29 (a)	100,000	102,807
5.00%, 04/05/46	200,000	233,294
4.30%, 11/01/47 (a)	150,000	160,998
4.15%, 09/17/50 (a)	100,000	104,967
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	200,000	207,286
3.50%, 06/03/24 (a)	150,000	154,613
3.50%, 03/10/25 (a)	200,000	207,312
3.75%, 03/14/26 (a)	150,000	158,444
4.38%, 03/15/29 (a)	250,000	272,950
2.25%, 11/15/30 (a)	190,000	178,784
5.88%, 08/01/33	100,000	124,611
4.75%, 03/15/39 (a)	150,000	173,599
4.35%, 01/30/47 (a)	100,000	111,676
4.20%, 03/01/48 (a)	150,000	162,468
4.90%, 03/15/49 (a)	250,000	299,982
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	106,426
MetLife, Inc.
4.37%, 09/15/23	250,000	259,900
3.60%, 04/10/24	250,000	258,932
3.60%, 11/13/25 (a)	100,000	104,699
4.55%, 03/23/30 (a)	200,000	224,644
6.38%, 06/15/34	200,000	262,842
5.70%, 06/15/35	250,000	314,227
6.40%, 12/15/36 (a)	230,000	260,519
10.75%, 08/01/39 (a)(c)	75,000	116,759
5.88%, 02/06/41	150,000	195,595
4.13%, 08/13/42	100,000	107,762
4.88%, 11/13/43	250,000	298,432
4.72%, 12/15/44	100,000	116,434
4.05%, 03/01/45	250,000	272,302
4.60%, 05/13/46 (a)	100,000	118,027
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (c)	40,000	45,864
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	156,872
3.85%, 06/11/51 (a)	150,000	141,825
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	106,166
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	145,029
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	250,000	256,122
3.70%, 05/15/29 (a)	150,000	160,068
2.13%, 06/15/30 (a)	150,000	142,010
4.30%, 11/15/46 (a)	237,000	268,348
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	150,000	146,831
3.88%, 03/27/28 (a)	97,000	103,770
2.10%, 03/10/30 (a)	200,000	191,470
6.63%, 12/01/37	250,000	339,995
3.00%, 03/10/40 (a)	250,000	235,455
5.63%, 06/15/43 (a)(c)	330,000	340,345
5.20%, 03/15/44 (a)(c)	100,000	101,194
4.60%, 05/15/44	300,000	342,036
5.38%, 05/15/45 (a)(c)	150,000	153,081
4.50%, 09/15/47 (a)(c)	100,000	96,868
3.91%, 12/07/47 (a)	350,000	365,956
5.70%, 09/15/48 (a)(c)	150,000	157,131

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.94%, 12/07/49 (a)	100,000	105,141
4.35%, 02/25/50 (a)	150,000	169,385
3.70%, 10/01/50 (a)(c)	200,000	184,054
3.70%, 03/13/51 (a)	200,000	203,462
5.13%, 03/01/52 (a)(c)	200,000	202,058
Prudential PLC
3.13%, 04/14/30	200,000	204,104
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	209,646
3.15%, 06/15/30 (a)	200,000	199,306
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	156,095
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	150,000	144,936
The Allstate Corp.
3.15%, 06/15/23	100,000	101,840
0.75%, 12/15/25 (a)	150,000	141,267
3.28%, 12/15/26 (a)	100,000	104,318
5.35%, 06/01/33	200,000	241,090
5.55%, 05/09/35	150,000	184,768
4.50%, 06/15/43	200,000	225,884
4.20%, 12/15/46 (a)	100,000	110,165
3.85%, 08/10/49 (a)	100,000	105,208
5.75%, 08/15/53 (a)(c)	290,000	292,305
The Chubb Corp.
6.50%, 05/15/38	100,000	138,691
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	200,000	191,816
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	148,877
6.10%, 10/01/41	230,000	304,550
4.40%, 03/15/48 (a)	100,000	111,749
3.60%, 08/19/49 (a)	100,000	97,835
2.90%, 09/15/51 (a)	150,000	127,557
The Progressive Corp.
2.45%, 01/15/27	100,000	101,207
4.00%, 03/01/29 (a)	150,000	162,128
3.20%, 03/26/30 (a)	100,000	103,334
6.25%, 12/01/32	150,000	194,956
3.70%, 01/26/45	200,000	206,346
4.20%, 03/15/48 (a)	250,000	276,412
3.95%, 03/26/50 (a)	100,000	107,474
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	207,723
5.35%, 11/01/40	100,000	125,965
4.60%, 08/01/43	200,000	232,668
4.00%, 05/30/47 (a)	300,000	323,034
4.10%, 03/04/49 (a)	100,000	110,359
2.55%, 04/27/50 (a)	300,000	256,872
3.05%, 06/08/51 (a)	200,000	187,006
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	148,569
UnitedHealth Group, Inc.
3.50%, 02/15/24	150,000	155,192
0.55%, 05/15/24 (a)	250,000	243,830
3.75%, 07/15/25	480,000	503,429
1.25%, 01/15/26	150,000	145,046
3.10%, 03/15/26	200,000	207,114
1.15%, 05/15/26 (a)	200,000	192,168
3.38%, 04/15/27	250,000	262,740
2.95%, 10/15/27	300,000	309,558
3.85%, 06/15/28	250,000	268,492
3.88%, 12/15/28	150,000	161,777
2.88%, 08/15/29	200,000	203,020
2.00%, 05/15/30	250,000	236,800
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 05/15/31 (a)	300,000	289,314
4.63%, 07/15/35	200,000	231,536
5.80%, 03/15/36	393,000	504,655
6.63%, 11/15/37	250,000	347,650
6.88%, 02/15/38	250,000	357,445
3.50%, 08/15/39 (a)	250,000	256,095
2.75%, 05/15/40 (a)	300,000	277,515
5.70%, 10/15/40 (a)	100,000	128,618
3.05%, 05/15/41 (a)	300,000	288,504
4.63%, 11/15/41 (a)	200,000	232,002
3.95%, 10/15/42 (a)	100,000	106,777
4.25%, 03/15/43 (a)	100,000	110,792
4.75%, 07/15/45	350,000	412,734
4.20%, 01/15/47 (a)	150,000	165,851
4.25%, 04/15/47 (a)	100,000	111,318
3.75%, 10/15/47 (a)	200,000	208,108
4.25%, 06/15/48 (a)	250,000	279,777
4.45%, 12/15/48 (a)	225,000	259,472
3.70%, 08/15/49 (a)	300,000	311,493
2.90%, 05/15/50 (a)	250,000	228,107
3.25%, 05/15/51 (a)	400,000	388,932
3.88%, 08/15/59 (a)	250,000	265,140
3.13%, 05/15/60 (a)	150,000	137,111
Unum Group
4.00%, 06/15/29 (a)	150,000	158,364
5.75%, 08/15/42	100,000	111,915
4.50%, 12/15/49 (a)	100,000	96,617
4.13%, 06/15/51 (a)	100,000	90,815
Voya Financial, Inc.
3.65%, 06/15/26	150,000	157,520
5.70%, 07/15/43	150,000	189,081
4.70%, 01/23/48 (a)(c)	100,000	95,986
5.65%, 05/15/53 (a)(c)	100,000	101,180
W R Berkley Corp.
3.15%, 09/30/61 (a)	100,000	83,317
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	205,358
4.50%, 09/15/28 (a)	150,000	160,622
2.95%, 09/15/29 (a)	200,000	196,102
3.88%, 09/15/49 (a)	150,000	147,585
WR Berkley Corp.
4.00%, 05/12/50 (a)	150,000	152,901
3.55%, 03/30/52 (a)	100,000	94,150
XLIT Ltd.
4.45%, 03/31/25	150,000	158,415
5.25%, 12/15/43	130,000	168,332
		57,505,899
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	145,398
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	155,334
4.50%, 07/30/29 (a)	150,000	165,526
2.75%, 12/15/29 (a)	150,000	148,622
4.70%, 07/01/30 (a)	100,000	111,948
4.90%, 12/15/30 (a)	150,000	172,300
3.38%, 08/15/31 (a)	150,000	153,564
2.00%, 05/18/32 (a)	200,000	181,240
1.88%, 02/01/33 (a)	250,000	220,952
2.95%, 03/15/34 (a)	150,000	146,814
4.85%, 04/15/49 (a)	100,000	116,977
4.00%, 02/01/50 (a)	100,000	104,089
3.00%, 05/18/51 (a)	200,000	175,864
3.55%, 03/15/52 (a)	200,000	192,816

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	150,000	156,040
3.30%, 07/15/26 (a)	100,000	102,963
2.25%, 01/15/29 (a)	100,000	94,154
2.85%, 02/01/30 (a)	100,000	97,140
3.88%, 01/30/31 (a)	125,000	130,485
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	105,639
4.90%, 02/15/29 (a)	100,000	110,165
2.38%, 07/15/31 (a)	150,000	137,999
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	150,000	154,782
3.45%, 06/01/25 (a)	150,000	154,857
2.95%, 05/11/26 (a)	100,000	102,619
2.90%, 10/15/26 (a)	250,000	256,145
3.30%, 06/01/29 (a)	200,000	207,544
2.30%, 03/01/30 (a)	100,000	96,844
2.45%, 01/15/31 (a)	150,000	146,307
2.05%, 01/15/32 (a)	150,000	140,034
3.90%, 10/15/46 (a)	150,000	162,451
Boston Properties LP
3.13%, 09/01/23 (a)	250,000	254,052
3.80%, 02/01/24 (a)	195,000	200,569
3.65%, 02/01/26 (a)	150,000	155,469
2.75%, 10/01/26 (a)	200,000	200,676
4.50%, 12/01/28 (a)	150,000	163,815
3.40%, 06/21/29 (a)	200,000	204,568
2.90%, 03/15/30 (a)	200,000	195,264
3.25%, 01/30/31 (a)	200,000	199,752
2.55%, 04/01/32 (a)	150,000	140,162
2.45%, 10/01/33 (a)	200,000	182,168
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	155,243
4.55%, 10/01/29 (a)	100,000	107,537
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	155,904
4.13%, 06/15/26 (a)	150,000	158,218
4.13%, 05/15/29 (a)	150,000	158,553
4.05%, 07/01/30 (a)	350,000	366,373
2.50%, 08/16/31 (a)	100,000	92,372
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	108,255
3.15%, 07/01/29 (a)	150,000	153,239
2.80%, 05/15/30 (a)	100,000	99,165
3.35%, 11/01/49 (a)	50,000	49,574
Corporate Office Properties LP
2.25%, 03/15/26 (a)	250,000	246,162
2.00%, 01/15/29 (a)	150,000	138,486
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	153,290
4.38%, 02/15/29 (a)	100,000	108,471
2.00%, 02/15/31 (a)	250,000	227,880
2.50%, 02/15/32 (a)	150,000	140,589
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	101,936
3.45%, 11/15/29 (a)	100,000	106,352
2.15%, 11/01/30 (a)	150,000	145,748
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	157,197
4.45%, 07/15/28 (a)	150,000	161,985
3.60%, 07/01/29 (a)	150,000	154,641
Duke Realty LP
3.25%, 06/30/26 (a)	230,000	236,569
2.88%, 11/15/29 (a)	50,000	50,041
1.75%, 07/01/30 (a)	150,000	136,583
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 01/15/32 (a)	100,000	93,806
3.05%, 03/01/50 (a)	50,000	44,339
EPR Properties
4.75%, 12/15/26 (a)	150,000	155,258
4.50%, 06/01/27 (a)	150,000	152,966
3.75%, 08/15/29 (a)	100,000	96,563
3.60%, 11/15/31 (a)	100,000	94,012
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	103,839
2.85%, 11/01/26 (a)	150,000	153,620
3.50%, 03/01/28 (a)	150,000	158,071
4.15%, 12/01/28 (a)	150,000	162,693
3.00%, 07/01/29 (a)	100,000	101,235
2.50%, 02/15/30 (a)	100,000	97,978
4.50%, 07/01/44 (a)	150,000	173,550
4.50%, 06/01/45 (a)	100,000	115,927
4.00%, 08/01/47 (a)	100,000	109,696
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	92,236
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	340,784
4.00%, 03/01/29 (a)	150,000	159,933
3.00%, 01/15/30 (a)	100,000	99,669
1.65%, 01/15/31 (a)	150,000	133,131
2.65%, 03/15/32 (a)	150,000	143,184
2.65%, 09/01/50 (a)	100,000	80,853
Extra Space Storage LP
2.55%, 06/01/31 (a)	100,000	94,468
2.35%, 03/15/32 (a)	150,000	138,317
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	175,000	180,290
1.25%, 02/15/26 (a)	150,000	143,514
3.25%, 07/15/27 (a)	100,000	103,408
3.50%, 06/01/30 (a)	100,000	102,703
4.50%, 12/01/44 (a)	100,000	109,801
Healthcare Realty Trust, Inc.
2.05%, 03/15/31 (a)	250,000	229,040
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	155,526
3.10%, 02/15/30 (a)	150,000	148,370
2.00%, 03/15/31 (a)	250,000	226,115
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	200,000	205,566
3.25%, 07/15/26 (a)	250,000	258,815
3.50%, 07/15/29 (a)	150,000	155,421
3.00%, 01/15/30 (a)	100,000	99,978
2.88%, 01/15/31 (a)	250,000	245,930
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	105,798
3.05%, 02/15/30 (a)	150,000	148,379
2.60%, 02/01/31 (a)	150,000	142,352
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	102,289
4.00%, 06/15/25 (a)	180,000	186,464
3.38%, 12/15/29 (a)	150,000	147,944
3.50%, 09/15/30 (a)	225,000	220,367
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	108,855
3.25%, 01/15/30 (a)	250,000	249,622
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	189,136
2.00%, 08/15/31 (a)	100,000	89,050
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	108,964
4.25%, 08/15/29 (a)	195,000	207,685

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 02/15/30 (a)	150,000	147,759
2.50%, 11/15/32 (a)	150,000	137,939
Kimco Realty Corp.
3.30%, 02/01/25 (a)	250,000	256,745
2.80%, 10/01/26 (a)	100,000	100,585
1.90%, 03/01/28 (a)	200,000	189,038
2.70%, 10/01/30 (a)	200,000	194,602
4.25%, 04/01/45 (a)	250,000	263,372
4.13%, 12/01/46 (a)	100,000	103,761
Lexington Realty Trust
2.70%, 09/15/30 (a)	150,000	143,225
Life Storage LP
3.88%, 12/15/27 (a)	150,000	159,345
4.00%, 06/15/29 (a)	100,000	106,116
2.20%, 10/15/30 (a)	150,000	139,116
2.40%, 10/15/31 (a)	150,000	139,367
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	105,069
1.10%, 09/15/26 (a)	150,000	140,844
3.60%, 06/01/27 (a)	150,000	157,822
4.20%, 06/15/28 (a)	150,000	161,961
3.95%, 03/15/29 (a)	50,000	53,533
2.75%, 03/15/30 (a)	100,000	98,928
1.70%, 02/15/31 (a)	150,000	135,461
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	92,339
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	100,000	105,335
4.30%, 10/15/28 (a)	250,000	268,122
2.50%, 04/15/30 (a)	100,000	96,061
4.80%, 10/15/48 (a)	100,000	115,374
3.10%, 04/15/50 (a)	100,000	87,707
3.00%, 04/15/52 (a)	100,000	82,985
Office Properties Income Trust
4.25%, 05/15/24 (a)	150,000	153,147
4.50%, 02/01/25 (a)	225,000	230,809
2.65%, 06/15/26 (a)	50,000	47,694
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	346,000	361,445
4.50%, 04/01/27 (a)	150,000	158,422
4.75%, 01/15/28 (a)	100,000	105,356
3.63%, 10/01/29 (a)	150,000	148,056
3.38%, 02/01/31 (a)	250,000	236,860
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	93,279
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	107,707
2.63%, 11/01/31 (a)	100,000	94,362
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	101,222
3.15%, 08/15/30 (a)	150,000	146,700
Prologis LP
2.13%, 04/15/27 (a)	150,000	147,663
4.38%, 02/01/29 (a)	150,000	165,801
2.25%, 04/15/30 (a)	250,000	240,315
1.25%, 10/15/30 (a)	200,000	176,586
1.63%, 03/15/31 (a)	100,000	90,953
3.00%, 04/15/50 (a)	150,000	138,504
2.13%, 10/15/50 (a)	200,000	154,514
Public Storage
0.88%, 02/15/26 (a)	125,000	119,041
1.50%, 11/09/26 (a)	150,000	145,563
3.09%, 09/15/27 (a)	150,000	155,670
1.85%, 05/01/28 (a)	150,000	143,274
3.39%, 05/01/29 (a)	150,000	156,327
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 05/01/31 (a)	100,000	96,137
2.25%, 11/09/31 (a)	100,000	95,287
Realty Income Corp.
4.60%, 02/06/24 (a)	200,000	208,460
3.88%, 04/15/25 (a)	150,000	156,708
0.75%, 03/15/26 (a)	250,000	233,712
4.13%, 10/15/26 (a)	100,000	106,327
3.00%, 01/15/27 (a)	180,000	183,080
3.95%, 08/15/27 (a)	150,000	159,592
3.40%, 01/15/28 (a)	200,000	206,702
2.20%, 06/15/28 (a)	200,000	193,886
3.10%, 12/15/29 (a)	100,000	101,008
3.25%, 01/15/31 (a)	200,000	203,494
2.85%, 12/15/32 (a)	150,000	146,574
4.65%, 03/15/47 (a)	150,000	175,155
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	160,666
3.70%, 06/15/30 (a)	100,000	104,474
4.40%, 02/01/47 (a)	100,000	106,995
4.65%, 03/15/49 (a)	100,000	113,147
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	200,000	215,696
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	250,000	225,367
Sabra Health Care LP
3.20%, 12/01/31 (a)	150,000	139,395
Sabra Health Care LP/Sabra Capital Corp.
3.90%, 10/15/29 (a)	150,000	149,954
Safehold Operating Partnership LP
2.85%, 01/15/32 (a)	100,000	92,283
Simon Property Group LP
2.00%, 09/13/24 (a)	250,000	249,275
3.38%, 10/01/24 (a)	400,000	411,812
3.50%, 09/01/25 (a)	250,000	258,330
3.30%, 01/15/26 (a)	250,000	256,432
3.25%, 11/30/26 (a)	250,000	257,457
3.38%, 12/01/27 (a)	250,000	258,185
2.45%, 09/13/29 (a)	250,000	241,815
2.65%, 07/15/30 (a)	250,000	243,745
2.20%, 02/01/31 (a)	150,000	140,037
2.25%, 01/15/32 (a)	200,000	185,774
6.75%, 02/01/40 (a)	250,000	341,445
4.25%, 11/30/46 (a)	150,000	162,682
3.25%, 09/13/49 (a)	150,000	138,698
3.80%, 07/15/50 (a)	250,000	253,102
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	153,966
4.70%, 06/01/27 (a)	100,000	107,036
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	107,077
2.10%, 03/15/28 (a)	100,000	94,190
3.40%, 01/15/30 (a)	150,000	149,993
3.20%, 02/15/31 (a)	150,000	147,266
2.70%, 02/15/32 (a)	75,000	70,611
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	106,951
4.63%, 03/15/29 (a)	100,000	107,483
2.70%, 12/01/31 (a)	100,000	92,716
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	94,388
2.70%, 07/15/31 (a)	100,000	94,212
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	103,559
2.75%, 09/01/31 (a)	100,000	90,947

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	152,339
3.50%, 01/15/28 (a)	250,000	258,525
3.20%, 01/15/30 (a)	150,000	150,725
3.00%, 08/15/31 (a)	100,000	98,809
2.10%, 08/01/32 (a)	150,000	136,080
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	102,503
2.65%, 01/15/25 (a)	300,000	301,827
3.50%, 02/01/25 (a)	150,000	153,996
3.25%, 10/15/26 (a)	100,000	102,390
3.85%, 04/01/27 (a)	250,000	263,625
4.40%, 01/15/29 (a)	250,000	271,237
4.75%, 11/15/30 (a)	100,000	111,876
5.70%, 09/30/43 (a)	100,000	124,507
4.38%, 02/01/45 (a)	100,000	105,967
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	153,188
2.15%, 06/01/26 (a)	100,000	97,093
Welltower, Inc.
4.50%, 01/15/24 (a)	200,000	207,886
3.63%, 03/15/24 (a)	200,000	205,554
4.00%, 06/01/25 (a)	300,000	314,112
4.25%, 04/01/26 (a)	350,000	372,883
4.25%, 04/15/28 (a)	200,000	215,108
4.13%, 03/15/29 (a)	150,000	160,804
2.75%, 01/15/31 (a)	150,000	145,449
6.50%, 03/15/41 (a)	150,000	201,286
4.95%, 09/01/48 (a)	100,000	118,357
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	104,582
4.25%, 10/01/26 (a)	150,000	159,910
2.40%, 02/01/31 (a)	200,000	188,036
2.25%, 04/01/33 (a)	100,000	89,387
		38,945,085
		412,145,278

Industrial 14.9%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	244,855
2.05%, 05/15/30 (a)	200,000	191,386
2.70%, 05/15/40 (a)	200,000	183,964
2.80%, 05/15/50 (a)	200,000	179,546
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	104,322
5.45%, 12/01/44 (a)	50,000	59,920
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	189,354
ArcelorMittal S.A.
4.25%, 07/16/29	100,000	102,573
7.00%, 10/15/39	100,000	123,476
6.75%, 03/01/41 (f)	150,000	183,432
Barrick Gold Corp.
5.25%, 04/01/42	200,000	237,488
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	124,602
5.75%, 05/01/43	150,000	187,268
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	314,690
BHP Billiton Finance (USA) Ltd.
3.85%, 09/30/23	200,000	206,916
6.42%, 03/01/26	150,000	173,571
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 02/24/42	95,000	103,300
5.00%, 09/30/43	600,000	724,434
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	158,688
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	102,153
1.40%, 08/05/26 (a)	100,000	94,121
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	207,132
3.88%, 11/02/27 (a)	200,000	205,132
CF Industries, Inc.
3.45%, 06/01/23	200,000	203,704
5.15%, 03/15/34	200,000	224,496
4.95%, 06/01/43	100,000	108,096
5.38%, 03/15/44	200,000	226,248
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	600,000	621,792
4.49%, 11/15/25 (a)	400,000	426,644
4.73%, 11/15/28 (a)	400,000	443,404
5.32%, 11/15/38 (a)	350,000	417,746
5.42%, 11/15/48 (a)	400,000	504,324
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	155,541
4.50%, 12/01/28 (a)	250,000	271,325
4.80%, 09/01/42 (a)	250,000	274,940
Ecolab, Inc.
0.90%, 12/15/23 (a)	100,000	98,358
2.70%, 11/01/26 (a)	150,000	152,853
1.65%, 02/01/27 (a)	100,000	97,325
3.25%, 12/01/27 (a)	150,000	157,305
4.80%, 03/24/30 (a)	200,000	229,820
1.30%, 01/30/31 (a)	200,000	178,300
2.13%, 02/01/32 (a)	150,000	141,644
2.13%, 08/15/50 (a)	250,000	195,485
2.70%, 12/15/51 (a)	150,000	131,120
2.75%, 08/18/55 (a)	150,000	129,839
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	196,078
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	215,218
FMC Corp.
3.20%, 10/01/26 (a)	100,000	102,324
3.45%, 10/01/29 (a)	100,000	101,034
4.50%, 10/01/49 (a)	100,000	107,647
Freeport-McMoRan, Inc.
3.88%, 03/15/23 (a)	200,000	203,628
5.00%, 09/01/27 (a)	150,000	154,889
4.13%, 03/01/28 (a)	200,000	202,356
5.25%, 09/01/29 (a)	200,000	209,936
4.63%, 08/01/30 (a)	200,000	206,538
5.40%, 11/14/34 (a)	200,000	227,618
5.45%, 03/15/43 (a)	400,000	460,204
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	200,066
8.88%, 05/15/31	100,000	145,415
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	106,173
2.95%, 06/15/31 (a)	100,000	95,884
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	108,659
4.38%, 06/01/47 (a)	100,000	105,166
5.00%, 09/26/48 (a)	150,000	171,393

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Paper Co.
7.30%, 11/15/39	100,000	141,114
6.00%, 11/15/41 (a)	200,000	251,846
4.80%, 06/15/44 (a)	100,000	113,477
5.15%, 05/15/46 (a)	100,000	120,243
4.40%, 08/15/47 (a)	200,000	219,502
4.35%, 08/15/48 (a)	100,000	108,913
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	107,713
Linde, Inc.
2.65%, 02/05/25 (a)	50,000	50,905
3.20%, 01/30/26 (a)	150,000	155,817
1.10%, 08/10/30 (a)	200,000	178,336
2.00%, 08/10/50 (a)	250,000	198,745
LYB International Finance BV
4.00%, 07/15/23	85,000	87,455
5.25%, 07/15/43	150,000	173,877
4.88%, 03/15/44 (a)	150,000	165,404
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	260,357
LYB International Finance III LLC
1.25%, 10/01/25 (a)	200,000	191,224
2.25%, 10/01/30 (a)	100,000	94,096
3.38%, 10/01/40 (a)	250,000	233,617
4.20%, 10/15/49 (a)	100,000	101,550
4.20%, 05/01/50 (a)	250,000	253,762
3.63%, 04/01/51 (a)	250,000	236,207
3.80%, 10/01/60 (a)	150,000	136,319
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	105,988
NewMarket Corp.
2.70%, 03/18/31 (a)	200,000	192,688
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	97,904
2.25%, 10/01/30 (a)	200,000	187,378
2.60%, 07/15/32 (a)	200,000	190,288
5.88%, 04/01/35	100,000	122,417
4.88%, 03/15/42 (a)	330,000	380,701
5.45%, 06/09/44 (a)	100,000	122,504
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	247,517
3.95%, 05/01/28 (a)	250,000	266,017
2.70%, 06/01/30 (a)	250,000	246,122
2.98%, 12/15/55 (a)	200,000	175,434
Nutrien Ltd.
1.90%, 05/13/23	200,000	200,408
4.00%, 12/15/26 (a)	100,000	106,582
4.20%, 04/01/29 (a)	100,000	108,456
5.88%, 12/01/36	200,000	254,082
6.13%, 01/15/41 (a)	145,000	191,906
4.90%, 06/01/43 (a)	100,000	116,569
5.25%, 01/15/45 (a)	150,000	182,571
5.00%, 04/01/49 (a)	100,000	121,318
3.95%, 05/13/50 (a)	150,000	157,497
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	104,256
3.00%, 12/15/29 (a)	150,000	150,054
4.05%, 12/15/49 (a)	100,000	103,928
3.05%, 10/01/51 (a)	150,000	130,748
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	101,731
2.40%, 08/15/24 (a)	100,000	100,844
1.20%, 03/15/26 (a)	100,000	95,542
2.80%, 08/15/29 (a)	100,000	100,099
2.55%, 06/15/30 (a)	200,000	195,234
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	185,728
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	133,203
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	100,000	125,251
5.20%, 11/02/40	250,000	305,755
2.75%, 11/02/51 (a)	250,000	220,188
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	200,000	235,136
4.13%, 08/21/42 (a)	200,000	219,410
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	158,000
4.55%, 03/01/29 (a)	100,000	108,702
4.25%, 01/15/48 (a)	100,000	106,967
Southern Copper Corp.
3.88%, 04/23/25	100,000	103,111
7.50%, 07/27/35	300,000	398,064
6.75%, 04/16/40	300,000	390,507
5.25%, 11/08/42	250,000	291,430
5.88%, 04/23/45	250,000	312,790
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	101,561
2.40%, 06/15/25 (a)	150,000	149,703
5.00%, 12/15/26 (a)	100,000	102,852
1.65%, 10/15/27 (a)	150,000	141,360
3.45%, 04/15/30 (a)	100,000	101,824
3.25%, 10/15/50 (a)	150,000	133,466
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	91,571
6.00%, 01/15/29 (a)	400,000	440,132
5.00%, 01/15/30 (a)	200,000	205,772
3.75%, 01/15/31 (a)	250,000	236,220
3.13%, 01/15/32 (a)	200,000	178,024
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	204,916
6.13%, 10/01/35	75,000	91,045
6.00%, 08/15/40 (a)	100,000	118,470
6.25%, 07/15/41 (a)	100,000	121,142
5.20%, 03/01/42 (a)	150,000	162,821
5.40%, 02/01/43 (a)	100,000	110,821
The Dow Chemical Co.
3.63%, 05/15/26 (a)	150,000	156,774
4.80%, 11/30/28 (a)	100,000	111,861
7.38%, 11/01/29	174,000	225,721
2.10%, 11/15/30 (a)	250,000	233,320
4.25%, 10/01/34 (a)	150,000	162,405
9.40%, 05/15/39	100,000	168,577
5.25%, 11/15/41 (a)	100,000	118,717
4.38%, 11/15/42 (a)	250,000	268,112
4.63%, 10/01/44 (a)	100,000	110,783
5.55%, 11/30/48 (a)	150,000	189,590
4.80%, 05/15/49 (a)	150,000	170,721
3.60%, 11/15/50 (a)	250,000	238,647
The Mosaic Co.
4.05%, 11/15/27 (a)	250,000	264,402
4.88%, 11/15/41 (a)	100,000	109,991
5.63%, 11/15/43 (a)	100,000	123,475
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	102,308
3.45%, 08/01/25 (a)	200,000	205,986
3.45%, 06/01/27 (a)	250,000	260,245
2.95%, 08/15/29 (a)	200,000	200,800
2.30%, 05/15/30 (a)	100,000	95,058
4.00%, 12/15/42 (a)	100,000	103,183

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 06/01/47 (a)	350,000	384,037
3.80%, 08/15/49 (a)	100,000	99,841
3.30%, 05/15/50 (a)	100,000	92,267
2.90%, 03/15/52 (a)	100,000	85,896
Vale Overseas Ltd.
6.25%, 08/10/26	450,000	509,008
3.75%, 07/08/30 (a)	400,000	395,572
8.25%, 01/17/34	100,000	131,906
6.88%, 11/21/36	350,000	429,768
6.88%, 11/10/39	200,000	247,776
Vale S.A.
5.63%, 09/11/42	100,000	110,547
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	104,101
3.38%, 06/15/30 (a)	250,000	253,782
5.00%, 08/15/46 (a)	100,000	113,938
4.38%, 11/15/47 (a)	100,000	106,042
3.13%, 08/15/51 (a)	150,000	128,733
3.38%, 08/15/61 (a)	100,000	83,926
WestRock MWV LLC
7.95%, 02/15/31	150,000	201,927
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	120,837
4.00%, 11/15/29 (a)	150,000	160,109
4.00%, 04/15/30 (a)	150,000	159,368
7.38%, 03/15/32	250,000	337,640
WRKCo, Inc.
3.75%, 03/15/25 (a)	300,000	311,856
4.65%, 03/15/26 (a)	250,000	270,095
4.00%, 03/15/28 (a)	150,000	161,349
3.90%, 06/01/28 (a)	100,000	104,456
4.90%, 03/15/29 (a)	100,000	111,080
3.00%, 06/15/33 (a)	250,000	241,805
		36,614,400
Capital Goods 1.4%
3M Co.
2.25%, 03/15/23 (a)	150,000	151,337
3.25%, 02/14/24 (a)	250,000	257,470
2.00%, 02/14/25 (a)	150,000	149,676
2.65%, 04/15/25 (a)	150,000	152,330
3.00%, 08/07/25	100,000	102,965
2.88%, 10/15/27 (a)	250,000	256,867
3.63%, 09/14/28 (a)	150,000	159,654
3.38%, 03/01/29 (a)	200,000	208,998
3.05%, 04/15/30 (a)	200,000	204,924
3.88%, 06/15/44	100,000	105,101
3.13%, 09/19/46 (a)	100,000	94,173
3.63%, 10/15/47 (a)	150,000	151,317
4.00%, 09/14/48 (a)	250,000	268,917
3.25%, 08/26/49 (a)	200,000	191,304
3.70%, 04/15/50 (a)	100,000	103,236
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	212,918
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	92,522
Allegion PLC
3.50%, 10/01/29 (a)	100,000	101,634
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	150,000	152,136
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	110,537
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	241,837
2.69%, 05/25/31 (a)	150,000	144,698
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	102,097
2.05%, 03/01/25 (a)	100,000	99,322
2.80%, 02/15/30 (a)	150,000	147,695
2.20%, 09/15/31 (a)	200,000	185,072
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	96,953
2.65%, 04/30/30 (a)	100,000	96,431
2.25%, 02/15/32 (a)	100,000	91,656
Berry Global, Inc.
0.95%, 02/15/24 (a)	200,000	194,944
1.57%, 01/15/26 (a)	350,000	333,518
Carlisle Cos., Inc.
0.55%, 09/01/23 (a)	250,000	245,130
3.75%, 12/01/27 (a)	150,000	156,762
2.75%, 03/01/30 (a)	150,000	145,728
Carrier Global Corp.
2.24%, 02/15/25 (a)	425,000	424,596
2.49%, 02/15/27 (a)	250,000	249,137
2.72%, 02/15/30 (a)	400,000	389,072
2.70%, 02/15/31 (a)(b)	250,000	242,170
3.38%, 04/05/40 (a)	350,000	329,560
3.58%, 04/05/50 (a)(b)	325,000	309,309
Caterpillar Financial Services Corp.
2.63%, 03/01/23	100,000	101,150
0.65%, 07/07/23	400,000	395,560
0.45%, 09/14/23	250,000	245,855
3.65%, 12/07/23	250,000	258,822
2.85%, 05/17/24	100,000	102,134
3.30%, 06/09/24	200,000	206,410
0.60%, 09/13/24	150,000	145,188
2.15%, 11/08/24	150,000	150,779
3.25%, 12/01/24	100,000	103,381
1.45%, 05/15/25	300,000	293,784
0.80%, 11/13/25	200,000	190,646
2.40%, 08/09/26	162,000	163,581
1.15%, 09/14/26	250,000	238,775
1.10%, 09/14/27	250,000	235,175
Caterpillar, Inc.
3.40%, 05/15/24 (a)	135,000	139,450
2.60%, 09/19/29 (a)	100,000	100,270
2.60%, 04/09/30 (a)	200,000	200,064
1.90%, 03/12/31 (a)	200,000	191,394
5.20%, 05/27/41	150,000	189,337
3.80%, 08/15/42	350,000	373,646
4.30%, 05/15/44 (a)	100,000	114,489
3.25%, 09/19/49 (a)	100,000	98,744
3.25%, 04/09/50 (a)	400,000	394,304
4.75%, 05/15/64 (a)	100,000	127,018
CNH Industrial Capital LLC
1.95%, 07/02/23	100,000	100,042
4.20%, 01/15/24	200,000	206,920
1.88%, 01/15/26 (a)	250,000	243,677
CNH Industrial N.V.
4.50%, 08/15/23	100,000	103,356
3.85%, 11/15/27 (a)	100,000	104,862
Crane Co.
4.45%, 12/15/23 (a)	100,000	103,803
Deere & Co.
2.75%, 04/15/25 (a)	150,000	152,915
5.38%, 10/16/29	112,000	133,575
3.10%, 04/15/30 (a)	150,000	155,319

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 06/09/42 (a)	300,000	327,150
2.88%, 09/07/49 (a)	100,000	92,699
3.75%, 04/15/50 (a)	150,000	161,442
Dover Corp.
3.15%, 11/15/25 (a)	150,000	154,854
5.38%, 03/01/41 (a)	100,000	121,477
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	234,205
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	154,872
4.00%, 11/02/32	196,000	213,809
4.15%, 11/02/42	150,000	161,394
3.92%, 09/15/47 (a)	100,000	106,019
Emerson Electric Co.
0.88%, 10/15/26 (a)	250,000	236,015
1.80%, 10/15/27 (a)	150,000	144,668
2.00%, 12/21/28 (a)	200,000	193,318
2.20%, 12/21/31 (a)	200,000	190,300
5.25%, 11/15/39	100,000	121,789
2.75%, 10/15/50 (a)	200,000	173,008
2.80%, 12/21/51 (a)	200,000	174,774
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	248,112
Fortive Corp.
4.30%, 06/15/46 (a)	180,000	195,097
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	150,000	154,338
3.25%, 09/15/29 (a)	200,000	203,412
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	278,975
GE Capital International Funding Co.
3.37%, 11/15/25	100,000	102,875
4.42%, 11/15/35	1,355,000	1,527,979
General Dynamics Corp.
3.38%, 05/15/23 (a)	100,000	102,072
1.88%, 08/15/23 (a)	250,000	251,045
2.38%, 11/15/24 (a)	250,000	252,575
3.25%, 04/01/25 (a)	100,000	103,211
3.50%, 05/15/25 (a)	100,000	103,914
1.15%, 06/01/26 (a)	100,000	95,942
3.50%, 04/01/27 (a)	100,000	105,355
3.75%, 05/15/28 (a)	300,000	319,479
3.63%, 04/01/30 (a)	150,000	159,819
2.25%, 06/01/31 (a)	100,000	97,153
4.25%, 04/01/40 (a)	200,000	224,144
2.85%, 06/01/41 (a)	100,000	93,826
3.60%, 11/15/42 (a)	150,000	156,847
4.25%, 04/01/50 (a)	200,000	231,392
General Electric Co.
6.75%, 03/15/32	535,000	691,348
5.88%, 01/14/38	100,000	125,712
6.88%, 01/10/39	100,000	138,273
4.35%, 05/01/50 (a)	150,000	170,049
Honeywell International, Inc.
2.30%, 08/15/24 (a)	200,000	202,166
1.35%, 06/01/25 (a)	300,000	293,142
2.50%, 11/01/26 (a)	300,000	304,197
1.10%, 03/01/27 (a)	250,000	236,487
2.70%, 08/15/29 (a)	150,000	151,322
1.95%, 06/01/30 (a)	200,000	188,888
1.75%, 09/01/31 (a)	150,000	138,494
5.70%, 03/15/37	100,000	130,253
3.81%, 11/21/47 (a)	350,000	387,191
2.80%, 06/01/50 (a)	150,000	142,247
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	103,934
2.30%, 03/15/31 (a)	100,000	95,092
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(b)	100,000	98,081
3.84%, 05/01/25 (a)	200,000	207,058
3.48%, 12/01/27 (a)	100,000	102,644
4.20%, 05/01/30 (a)	100,000	107,218
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	198,466
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	154,590
2.65%, 11/15/26 (a)	200,000	204,608
3.90%, 09/01/42 (a)	300,000	320,406
John Deere Capital Corp.
2.80%, 03/06/23	200,000	202,794
0.40%, 10/10/23	300,000	294,816
3.45%, 01/10/24	150,000	154,698
2.60%, 03/07/24	150,000	152,564
0.45%, 06/07/24	250,000	242,560
3.35%, 06/12/24	100,000	103,120
2.05%, 01/09/25	100,000	100,244
3.45%, 03/13/25	200,000	208,346
0.70%, 01/15/26	100,000	94,974
2.65%, 06/10/26	200,000	204,172
1.05%, 06/17/26	250,000	239,235
1.30%, 10/13/26	300,000	288,891
1.75%, 03/09/27	200,000	195,738
3.05%, 01/06/28	250,000	259,167
3.45%, 03/07/29	100,000	105,810
2.80%, 07/18/29	150,000	152,484
2.45%, 01/09/30	100,000	98,953
1.45%, 01/15/31	200,000	182,526
2.00%, 06/17/31	200,000	190,312
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	201,472
6.00%, 01/15/36	100,000	128,763
4.63%, 07/02/44 (a)	195,000	219,923
5.13%, 09/14/45 (a)	169,000	204,980
4.95%, 07/02/64 (a)	100,000	115,712
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	137,363
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	107,640
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	102,510
3.83%, 04/27/25 (a)	150,000	156,392
4.40%, 06/15/28 (a)	450,000	487,195
2.90%, 12/15/29 (a)	150,000	149,022
1.80%, 01/15/31 (a)	200,000	180,964
6.15%, 12/15/40	95,000	127,366
5.05%, 04/27/45 (a)	100,000	119,250
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	103,150
3.50%, 11/15/27 (a)	100,000	103,601
4.40%, 03/15/29 (a)	100,000	108,079
3.50%, 11/15/51 (a)	100,000	93,064
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	96,396
1.70%, 08/01/27 (a)	150,000	143,151
Lockheed Martin Corp.
2.90%, 03/01/25 (a)	150,000	153,620
3.55%, 01/15/26 (a)	450,000	473,404
3.60%, 03/01/35 (a)	100,000	104,905
4.50%, 05/15/36 (a)	150,000	170,998

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.07%, 12/15/42	200,000	218,274
3.80%, 03/01/45 (a)	150,000	157,644
4.70%, 05/15/46 (a)	250,000	295,955
2.80%, 06/15/50 (a)	250,000	225,695
4.09%, 09/15/52 (a)	388,000	430,560
Martin Marietta Materials, Inc.
0.65%, 07/15/23 (a)	150,000	147,860
4.25%, 07/02/24 (a)	100,000	104,486
3.45%, 06/01/27 (a)	50,000	52,104
3.50%, 12/15/27 (a)	200,000	210,414
2.50%, 03/15/30 (a)	100,000	95,926
2.40%, 07/15/31 (a)	200,000	188,648
4.25%, 12/15/47 (a)	100,000	105,122
3.20%, 07/15/51 (a)	150,000	134,561
Masco Corp.
2.00%, 10/01/30 (a)	250,000	227,305
4.50%, 05/15/47 (a)	200,000	216,792
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	164,510
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	500,000	509,590
3.20%, 02/01/27 (a)	100,000	102,923
3.25%, 01/15/28 (a)	500,000	513,395
4.40%, 05/01/30 (a)	150,000	165,475
5.15%, 05/01/40 (a)	100,000	119,046
5.05%, 11/15/40	200,000	237,390
4.75%, 06/01/43	150,000	173,865
4.03%, 10/15/47 (a)	500,000	529,015
5.25%, 05/01/50 (a)	200,000	252,930
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	161,373
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	98,233
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	198,488
2.29%, 04/05/27 (a)	100,000	98,678
2.57%, 02/15/30 (a)	250,000	242,650
3.11%, 02/15/40 (a)	225,000	208,512
3.36%, 02/15/50 (a)	125,000	116,498
Owens Corning
4.20%, 12/01/24 (a)	150,000	156,955
3.95%, 08/15/29 (a)	200,000	209,916
3.88%, 06/01/30 (a)	100,000	104,649
4.30%, 07/15/47 (a)	100,000	104,916
4.40%, 01/30/48 (a)	100,000	106,396
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	152,003
3.30%, 11/21/24 (a)	150,000	153,669
3.25%, 03/01/27 (a)	150,000	155,418
3.25%, 06/14/29 (a)	150,000	153,116
4.20%, 11/21/34 (a)	150,000	163,068
6.25%, 05/15/38	50,000	65,855
4.45%, 11/21/44 (a)	100,000	110,518
4.10%, 03/01/47 (a)	100,000	106,740
4.00%, 06/14/49 (a)	100,000	105,756
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	81,193
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	103,691
3.90%, 01/15/43 (a)	100,000	107,715
4.38%, 06/15/45 (a)	100,000	114,429
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	100,000	102,914
3.20%, 03/15/24 (a)	200,000	204,920
3.95%, 08/16/25 (a)	350,000	369,106
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 11/01/26 (a)	150,000	152,790
3.50%, 03/15/27 (a)	250,000	261,417
3.13%, 05/04/27 (a)	200,000	206,282
4.13%, 11/16/28 (a)	650,000	703,124
7.50%, 09/15/29	100,000	131,535
2.25%, 07/01/30 (a)	250,000	237,872
1.90%, 09/01/31 (a)	200,000	182,954
2.38%, 03/15/32 (a)	200,000	190,000
6.05%, 06/01/36	200,000	259,238
6.13%, 07/15/38	100,000	131,375
4.45%, 11/16/38 (a)	200,000	223,756
5.70%, 04/15/40	100,000	128,248
4.88%, 10/15/40 (b)	150,000	173,796
4.70%, 12/15/41	100,000	113,702
4.50%, 06/01/42	750,000	839,205
4.80%, 12/15/43 (a)	100,000	115,497
4.15%, 05/15/45 (a)	100,000	107,641
3.75%, 11/01/46 (a)	150,000	151,733
4.35%, 04/15/47 (a)	150,000	165,525
4.05%, 05/04/47 (a)	100,000	106,170
4.63%, 11/16/48 (a)	350,000	405,076
3.13%, 07/01/50 (a)	200,000	184,646
2.82%, 09/01/51 (a)	200,000	173,452
3.03%, 03/15/52 (a)	200,000	180,042
Republic Services, Inc.
4.75%, 05/15/23 (a)	82,000	84,448
2.50%, 08/15/24 (a)	300,000	303,162
0.88%, 11/15/25 (a)	200,000	189,040
2.90%, 07/01/26 (a)	200,000	203,522
3.38%, 11/15/27 (a)	150,000	155,060
3.95%, 05/15/28 (a)	100,000	106,432
2.30%, 03/01/30 (a)	300,000	286,776
1.45%, 02/15/31 (a)	250,000	221,250
3.05%, 03/01/50 (a)	100,000	92,573
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	105,894
1.75%, 08/15/31 (a)	150,000	137,625
4.20%, 03/01/49 (a)	100,000	112,421
2.80%, 08/15/61 (a)	150,000	129,237
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	100,000	102,574
1.00%, 09/15/25 (a)	250,000	237,975
3.85%, 12/15/25 (a)	100,000	104,780
3.80%, 12/15/26 (a)	150,000	157,941
1.40%, 09/15/27 (a)	250,000	233,667
2.95%, 09/15/29 (a)	100,000	99,146
2.00%, 06/30/30 (a)	250,000	228,777
1.75%, 02/15/31 (a)	250,000	221,995
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	111,120
3.10%, 05/01/50 (a)	200,000	189,358
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	200,010
5.75%, 11/01/40 (a)	150,000	188,715
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	273,455
2.30%, 03/15/30 (a)	200,000	192,658
5.20%, 09/01/40	100,000	121,239
4.85%, 11/15/48 (a)	150,000	183,174
2.75%, 11/15/50 (a)	100,000	86,049
4.00%, 03/15/60 (a)(c)	100,000	97,459
Teledyne Technologies, Inc.
0.65%, 04/01/23	200,000	197,836
2.25%, 04/01/28 (a)	500,000	486,330

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	105,123
3.38%, 03/01/28 (a)	200,000	204,518
3.00%, 06/01/30 (a)	100,000	98,552
2.45%, 03/15/31 (a)	250,000	234,995
The Boeing Co.
2.80%, 03/01/23 (a)	150,000	151,629
4.51%, 05/01/23 (a)	620,000	637,335
1.95%, 02/01/24	275,000	274,095
1.43%, 02/04/24 (a)	600,000	590,748
2.80%, 03/01/24 (a)	200,000	202,424
4.88%, 05/01/25 (a)	600,000	638,256
2.60%, 10/30/25 (a)	50,000	49,732
2.75%, 02/01/26 (a)	250,000	250,205
2.20%, 02/04/26 (a)	950,000	920,673
3.10%, 05/01/26 (a)	350,000	353,272
2.25%, 06/15/26 (a)	50,000	48,892
2.80%, 03/01/27 (a)	200,000	197,640
5.04%, 05/01/27 (a)	450,000	489,393
3.25%, 02/01/28 (a)	250,000	250,865
3.45%, 11/01/28 (a)	150,000	151,305
3.20%, 03/01/29 (a)	150,000	148,397
2.95%, 02/01/30 (a)	150,000	144,818
5.15%, 05/01/30 (a)	800,000	883,336
3.63%, 02/01/31 (a)	350,000	353,209
3.60%, 05/01/34 (a)	100,000	97,280
3.25%, 02/01/35 (a)	150,000	139,710
6.63%, 02/15/38	200,000	249,686
3.55%, 03/01/38 (a)	200,000	185,986
3.50%, 03/01/39 (a)	150,000	137,057
6.88%, 03/15/39	80,000	102,018
5.88%, 02/15/40	100,000	117,684
5.71%, 05/01/40 (a)	600,000	699,552
3.65%, 03/01/47 (a)	150,000	132,228
3.63%, 03/01/48 (a)	50,000	44,387
3.85%, 11/01/48 (a)	100,000	91,471
3.90%, 05/01/49 (a)	100,000	93,366
3.75%, 02/01/50 (a)	175,000	162,883
5.81%, 05/01/50 (a)	1,000,000	1,190,020
3.83%, 03/01/59 (a)	150,000	131,331
3.95%, 08/01/59 (a)	150,000	136,422
5.93%, 05/01/60 (a)	700,000	832,951
The Timken Co.
4.50%, 12/15/28 (a)	100,000	107,910
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	150,000	154,625
3.75%, 08/21/28 (a)	100,000	104,462
5.75%, 06/15/43	100,000	128,032
4.30%, 02/21/48 (a)	150,000	164,197
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	154,980
3.50%, 03/21/26 (a)	200,000	208,876
3.80%, 03/21/29 (a)	100,000	105,133
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	200,000	203,130
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	112,973
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	187,548
2.95%, 04/01/31 (a)	200,000	182,370
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	105,461
3.50%, 06/01/30 (a)	200,000	207,256
4.50%, 06/15/47 (a)	150,000	165,313
4.70%, 03/01/48 (a)	100,000	113,486
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	107,919
3.50%, 05/01/29 (a)	100,000	103,616
2.60%, 02/01/30 (a)	150,000	145,989
3.05%, 04/01/50 (a)	100,000	89,063
2.95%, 01/15/52 (a)	200,000	174,346
Waste Management, Inc.
3.13%, 03/01/25 (a)	250,000	257,502
0.75%, 11/15/25 (a)	100,000	94,629
3.15%, 11/15/27 (a)	200,000	205,880
1.15%, 03/15/28 (a)	100,000	91,451
4.10%, 03/01/45 (a)	112,000	122,901
4.15%, 07/15/49 (a)	100,000	112,167
2.50%, 11/15/50 (a)	250,000	209,735
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (f)	100,000	103,684
3.20%, 06/15/25 (a)	100,000	101,120
3.45%, 11/15/26 (a)	200,000	203,132
4.95%, 09/15/28 (a)(f)	250,000	271,847
WW Grainger, Inc.
1.85%, 02/15/25 (a)	250,000	248,145
4.60%, 06/15/45 (a)	100,000	115,882
4.20%, 05/15/47 (a)	200,000	223,674
Xylem, Inc.
3.25%, 11/01/26 (a)	200,000	205,706
1.95%, 01/30/28 (a)	100,000	95,801
2.25%, 01/30/31 (a)	150,000	141,099
		72,597,791
Communications 2.2%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	157,107
1.35%, 09/15/30 (a)	250,000	222,798
4.50%, 06/15/47 (a)	100,000	116,093
2.50%, 09/15/50 (a)	250,000	210,215
America Movil, S.A.B. de CV
3.63%, 04/22/29 (a)	200,000	206,586
2.88%, 05/07/30 (a)	200,000	196,248
6.38%, 03/01/35	200,000	259,534
6.13%, 03/30/40	430,000	551,161
4.38%, 07/16/42	400,000	431,588
4.38%, 04/22/49 (a)	200,000	220,804
American Tower Corp.
3.00%, 06/15/23	150,000	152,238
0.60%, 01/15/24	100,000	97,390
5.00%, 02/15/24	200,000	210,714
3.38%, 05/15/24 (a)	100,000	102,256
2.95%, 01/15/25 (a)	150,000	151,694
2.40%, 03/15/25 (a)	250,000	249,350
4.00%, 06/01/25 (a)	150,000	156,231
4.40%, 02/15/26 (a)	200,000	212,334
1.45%, 09/15/26 (a)	250,000	236,863
3.38%, 10/15/26 (a)	150,000	154,007
2.75%, 01/15/27 (a)	150,000	149,832
3.13%, 01/15/27 (a)	130,000	131,422
3.55%, 07/15/27 (a)	200,000	205,804
3.60%, 01/15/28 (a)	100,000	102,682
1.50%, 01/31/28 (a)	100,000	91,729
3.95%, 03/15/29 (a)	100,000	103,945
3.80%, 08/15/29 (a)	250,000	258,485
2.90%, 01/15/30 (a)	150,000	144,920
1.88%, 10/15/30 (a)	250,000	221,703
2.30%, 09/15/31 (a)	200,000	181,850
3.70%, 10/15/49 (a)	100,000	93,324
3.10%, 06/15/50 (a)	300,000	252,264
2.95%, 01/15/51 (a)	250,000	205,185

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AT&T, Inc.
4.05%, 12/15/23	200,000	207,876
0.90%, 03/25/24 (a)	500,000	491,410
4.45%, 04/01/24 (a)	150,000	156,786
3.95%, 01/15/25 (a)	150,000	157,161
3.40%, 05/15/25 (a)	480,000	496,570
3.60%, 07/15/25 (a)	200,000	208,442
4.13%, 02/17/26 (a)	550,000	586,734
1.70%, 03/25/26 (a)	450,000	438,061
2.95%, 07/15/26 (a)	100,000	101,835
3.80%, 02/15/27 (a)	150,000	158,541
4.25%, 03/01/27 (a)	200,000	215,664
2.30%, 06/01/27 (a)	500,000	493,495
1.65%, 02/01/28 (a)	300,000	283,617
4.10%, 02/15/28 (a)	327,000	351,041
4.35%, 03/01/29 (a)	600,000	654,360
4.30%, 02/15/30 (a)	547,000	595,956
2.75%, 06/01/31 (a)	750,000	730,005
2.25%, 02/01/32 (a)	550,000	508,139
2.55%, 12/01/33 (a)	857,000	795,330
6.15%, 09/15/34	100,000	123,959
4.50%, 05/15/35 (a)	550,000	604,840
5.25%, 03/01/37 (a)	500,000	588,695
4.90%, 08/15/37 (a)	250,000	283,177
4.85%, 03/01/39 (a)	200,000	223,490
6.00%, 08/15/40 (a)	100,000	125,593
5.35%, 09/01/40	250,000	297,895
3.50%, 06/01/41 (a)	550,000	523,479
5.15%, 03/15/42	200,000	231,978
4.90%, 06/15/42	150,000	169,442
4.30%, 12/15/42 (a)	200,000	208,228
3.10%, 02/01/43 (a)	350,000	313,624
4.65%, 06/01/44 (a)	150,000	162,657
4.80%, 06/15/44 (a)	200,000	221,286
4.35%, 06/15/45 (a)	300,000	311,586
4.75%, 05/15/46 (a)	300,000	334,254
5.15%, 11/15/46 (a)	150,000	176,360
5.65%, 02/15/47 (a)	150,000	187,578
5.45%, 03/01/47 (a)	250,000	304,575
4.50%, 03/09/48 (a)	400,000	430,244
4.55%, 03/09/49 (a)	200,000	217,342
5.15%, 02/15/50 (a)	150,000	177,152
3.65%, 06/01/51 (a)	600,000	568,278
3.30%, 02/01/52 (a)	550,000	488,680
3.50%, 09/15/53 (a)	1,485,000	1,361,819
3.55%, 09/15/55 (a)	1,573,000	1,428,237
3.80%, 12/01/57 (a)	1,211,000	1,140,447
3.65%, 09/15/59 (a)	1,274,000	1,157,404
3.85%, 06/01/60 (a)	300,000	281,448
3.50%, 02/01/61 (a)	350,000	309,501
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	207,338
5.13%, 12/04/28 (a)	50,000	54,201
9.63%, 12/15/30 (f)	450,000	631,228
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200,000	204,876
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	260,270
4.91%, 07/23/25 (a)	900,000	955,224
3.75%, 02/15/28 (a)	200,000	205,000
4.20%, 03/15/28 (a)	200,000	209,374
2.25%, 01/15/29 (a)	200,000	185,992
5.05%, 03/30/29 (a)	300,000	327,570
2.80%, 04/01/31 (a)	350,000	327,362
2.30%, 02/01/32 (a)	200,000	177,856
6.38%, 10/23/35 (a)	480,000	574,733
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 04/01/38 (a)	150,000	158,912
3.50%, 06/01/41 (a)	300,000	258,900
3.50%, 03/01/42 (a)	300,000	257,268
6.48%, 10/23/45 (a)	700,000	835,716
5.38%, 05/01/47 (a)	450,000	475,690
5.75%, 04/01/48 (a)	500,000	552,070
5.13%, 07/01/49 (a)	200,000	203,844
4.80%, 03/01/50 (a)	500,000	489,090
3.70%, 04/01/51 (a)	500,000	421,305
3.90%, 06/01/52 (a)	400,000	348,552
6.83%, 10/23/55 (a)	100,000	124,340
3.85%, 04/01/61 (a)	400,000	331,216
4.40%, 12/01/61 (a)	300,000	269,442
3.95%, 06/30/62 (a)	300,000	251,427
Comcast Corp.
3.70%, 04/15/24 (a)	600,000	622,284
3.38%, 02/15/25 (a)	200,000	206,870
3.38%, 08/15/25 (a)	150,000	155,321
3.95%, 10/15/25 (a)	650,000	686,406
3.15%, 03/01/26 (a)	450,000	464,661
2.35%, 01/15/27 (a)	350,000	349,328
3.30%, 02/01/27 (a)	300,000	311,754
3.30%, 04/01/27 (a)	200,000	207,852
3.15%, 02/15/28 (a)	350,000	359,800
3.55%, 05/01/28 (a)	200,000	209,760
4.15%, 10/15/28 (a)	850,000	921,680
2.65%, 02/01/30 (a)	300,000	296,178
3.40%, 04/01/30 (a)	250,000	260,122
4.25%, 10/15/30 (a)	350,000	385,266
1.95%, 01/15/31 (a)	300,000	279,447
1.50%, 02/15/31 (a)	400,000	358,596
4.25%, 01/15/33	250,000	275,990
7.05%, 03/15/33	150,000	202,131
4.20%, 08/15/34 (a)	250,000	274,212
5.65%, 06/15/35	100,000	124,487
4.40%, 08/15/35 (a)	300,000	335,331
6.50%, 11/15/35	145,000	195,199
3.20%, 07/15/36 (a)	100,000	98,620
6.45%, 03/15/37	100,000	134,574
3.90%, 03/01/38 (a)	250,000	262,677
4.60%, 10/15/38 (a)	200,000	224,870
3.25%, 11/01/39 (a)	200,000	193,064
3.75%, 04/01/40 (a)	350,000	360,398
4.65%, 07/15/42	200,000	227,180
4.75%, 03/01/44	150,000	173,822
4.60%, 08/15/45 (a)	100,000	112,017
3.40%, 07/15/46 (a)	200,000	192,078
4.00%, 08/15/47 (a)	100,000	104,343
3.97%, 11/01/47 (a)	500,000	517,975
4.00%, 03/01/48 (a)	200,000	207,906
4.70%, 10/15/48 (a)	500,000	576,405
4.00%, 11/01/49 (a)	400,000	416,052
3.45%, 02/01/50 (a)	400,000	382,712
2.80%, 01/15/51 (a)	400,000	343,192
2.89%, 11/01/51 (a)(b)	944,000	820,034
2.45%, 08/15/52 (a)	300,000	242,628
4.05%, 11/01/52 (a)	202,000	213,767
2.94%, 11/01/56 (a)(b)	1,251,000	1,061,536
4.95%, 10/15/58 (a)	200,000	244,070
2.65%, 08/15/62 (a)	300,000	238,854
2.99%, 11/01/63 (a)(b)	789,000	658,310
Crown Castle International Corp.
3.15%, 07/15/23 (a)	150,000	152,681
3.20%, 09/01/24 (a)	200,000	204,140
1.35%, 07/15/25 (a)	200,000	192,006
4.45%, 02/15/26 (a)	195,000	207,322
3.70%, 06/15/26 (a)	100,000	103,820

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.05%, 07/15/26 (a)	150,000	140,126
3.65%, 09/01/27 (a)	200,000	207,166
3.80%, 02/15/28 (a)	150,000	156,002
4.30%, 02/15/29 (a)	100,000	106,458
3.10%, 11/15/29 (a)	200,000	197,064
3.30%, 07/01/30 (a)	200,000	198,600
2.25%, 01/15/31 (a)	200,000	182,158
2.10%, 04/01/31 (a)	200,000	180,262
2.50%, 07/15/31 (a)	150,000	139,421
2.90%, 04/01/41 (a)	250,000	215,603
4.75%, 05/15/47 (a)	100,000	110,196
5.20%, 02/15/49 (a)	50,000	57,745
4.15%, 07/01/50 (a)	150,000	150,212
3.25%, 01/15/51 (a)	200,000	173,440
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	750,000	1,040,040
9.25%, 06/01/32	150,000	225,719
Discovery Communications LLC
3.80%, 03/13/24 (a)	250,000	256,860
3.90%, 11/15/24 (a)	50,000	51,787
3.95%, 06/15/25 (a)	250,000	258,972
4.90%, 03/11/26 (a)	100,000	106,922
3.95%, 03/20/28 (a)	250,000	258,198
4.13%, 05/15/29 (a)	300,000	313,947
3.63%, 05/15/30 (a)	250,000	251,113
5.00%, 09/20/37 (a)	150,000	163,268
4.88%, 04/01/43	150,000	157,151
5.20%, 09/20/47 (a)	260,000	282,885
5.30%, 05/15/49 (a)	150,000	166,227
4.65%, 05/15/50 (a)	200,000	205,002
4.00%, 09/15/55 (a)	357,000	325,231
Electronic Arts, Inc.
2.95%, 02/15/51 (a)	250,000	215,990
Fox Corp.
4.03%, 01/25/24 (a)	250,000	259,197
3.05%, 04/07/25 (a)	100,000	102,048
4.71%, 01/25/29 (a)	400,000	437,528
3.50%, 04/08/30 (a)	100,000	102,239
5.48%, 01/25/39 (a)	300,000	350,460
5.58%, 01/25/49 (a)	250,000	301,212
Grupo Televisa S.A.B.
6.63%, 03/18/25	200,000	222,668
6.63%, 01/15/40	200,000	252,352
5.00%, 05/13/45 (a)	300,000	326,322
5.25%, 05/24/49 (a)	200,000	230,472
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	134,835
NBCUniversal Media LLC
5.95%, 04/01/41	100,000	131,824
4.45%, 01/15/43	230,000	251,208
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	200,000	192,150
4.20%, 06/01/30 (a)	100,000	108,342
2.60%, 08/01/31 (a)	200,000	192,648
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	130,000	134,455
3.60%, 04/15/26 (a)	250,000	260,730
Orange S.A.
9.00%, 03/01/31	600,000	860,412
5.38%, 01/13/42	150,000	182,153
5.50%, 02/06/44 (a)	150,000	189,323
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	150,000	151,508
4.10%, 10/01/23 (a)	150,000	153,993
3.63%, 12/15/25 (a)	150,000	155,603
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 11/15/26 (a)	150,000	153,023
4.50%, 03/15/43 (a)	100,000	104,572
5.45%, 10/01/43 (a)	200,000	230,800
5.00%, 03/15/44 (a)	180,000	194,733
4.30%, 02/15/48 (a)	100,000	99,428
4.35%, 05/01/49 (a)	250,000	250,600
3.70%, 11/15/49 (a)	150,000	136,082
TCI Communications, Inc.
7.13%, 02/15/28	30,000	37,251
Telefonica Emisiones S.A.
4.10%, 03/08/27	450,000	475,794
7.05%, 06/20/36	365,000	473,931
4.67%, 03/06/38	150,000	155,948
5.21%, 03/08/47	500,000	543,805
4.90%, 03/06/48	300,000	313,626
5.52%, 03/01/49 (a)	300,000	339,480
Telefonica Europe BV
8.25%, 09/15/30	100,000	134,324
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	368,812
4.60%, 11/16/48 (a)	100,000	112,824
4.30%, 06/15/49 (a)	150,000	165,447
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	97,541
2.15%, 02/15/32 (a)	100,000	91,802
4.46%, 04/01/48 (a)	200,000	220,860
4.30%, 07/29/49 (a)	100,000	107,687
3.65%, 03/17/51 (a)	100,000	97,652
3.20%, 02/15/52 (a)	200,000	179,916
3.65%, 08/15/52 (a)	150,000	145,893
The Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	109,784
4.75%, 03/30/30 (a)	150,000	166,535
2.40%, 03/01/31 (a)	100,000	94,893
3.38%, 03/01/41 (a)	100,000	93,922
5.40%, 10/01/48 (a)	100,000	125,012
The Walt Disney Co.
1.75%, 08/30/24 (a)	150,000	149,442
3.70%, 09/15/24 (a)	300,000	311,430
3.35%, 03/24/25	250,000	258,952
3.70%, 10/15/25 (a)	200,000	209,226
1.75%, 01/13/26	400,000	392,772
3.70%, 03/23/27	250,000	265,215
2.20%, 01/13/28	200,000	196,070
2.00%, 09/01/29 (a)	450,000	429,583
3.80%, 03/22/30	200,000	214,822
2.65%, 01/13/31	500,000	495,425
6.55%, 03/15/33	100,000	131,515
6.20%, 12/15/34	150,000	193,836
6.40%, 12/15/35	230,000	307,712
6.15%, 03/01/37	150,000	196,530
6.65%, 11/15/37	200,000	272,252
4.63%, 03/23/40 (a)	200,000	228,326
3.50%, 05/13/40 (a)	500,000	500,210
4.75%, 09/15/44 (a)	150,000	173,609
4.95%, 10/15/45 (a)	200,000	239,046
4.75%, 11/15/46 (a)	100,000	118,374
2.75%, 09/01/49 (a)	350,000	306,169
4.70%, 03/23/50 (a)	300,000	356,859
3.60%, 01/13/51 (a)	600,000	607,680
3.80%, 05/13/60 (a)	300,000	311,094
Time Warner Cable LLC
6.55%, 05/01/37	200,000	240,346
7.30%, 07/01/38	300,000	377,832
6.75%, 06/15/39	250,000	302,747
5.88%, 11/15/40 (a)	324,000	361,707

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 09/01/41 (a)	250,000	266,812
4.50%, 09/15/42 (a)	300,000	284,670
Time Warner Entertainment Co. LP
8.38%, 03/15/23	157,000	167,695
8.38%, 07/15/33	200,000	271,446
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	514,040
1.50%, 02/15/26 (a)	250,000	239,873
3.75%, 04/15/27 (a)	750,000	779,287
2.05%, 02/15/28 (a)	550,000	523,825
3.88%, 04/15/30 (a)	1,300,000	1,344,655
2.55%, 02/15/31 (a)	650,000	608,406
2.25%, 11/15/31 (a)	250,000	226,960
2.70%, 03/15/32 (a)(b)	200,000	188,126
4.38%, 04/15/40 (a)	400,000	417,120
3.00%, 02/15/41 (a)	550,000	480,001
4.50%, 04/15/50 (a)	600,000	626,826
3.30%, 02/15/51 (a)	550,000	479,979
3.40%, 10/15/52 (a)(b)	550,000	486,926
3.60%, 11/15/60 (a)	200,000	175,718
3.60%, 11/15/60 (a)(b)	150,000	132,017
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	350,000	360,143
1.85%, 07/30/26	150,000	147,428
2.95%, 06/15/27	200,000	204,882
4.38%, 08/16/41	100,000	111,041
4.13%, 12/01/41	150,000	160,916
4.13%, 06/01/44	250,000	269,712
3.00%, 07/30/46	100,000	91,922
Verizon Communications, Inc.
0.75%, 03/22/24	200,000	195,834
3.50%, 11/01/24 (a)	130,000	134,541
3.38%, 02/15/25	250,000	258,727
0.85%, 11/20/25 (a)	300,000	285,213
1.45%, 03/20/26 (a)	400,000	386,816
2.63%, 08/15/26	400,000	402,272
4.13%, 03/16/27	650,000	696,852
3.00%, 03/22/27 (a)	150,000	152,751
2.10%, 03/22/28 (a)	500,000	483,450
4.33%, 09/21/28	800,000	872,384
3.88%, 02/08/29 (a)	200,000	212,902
4.02%, 12/03/29 (a)	800,000	858,432
3.15%, 03/22/30 (a)	250,000	253,210
1.50%, 09/18/30 (a)	350,000	312,305
1.68%, 10/30/30 (a)	317,000	285,100
7.75%, 12/01/30	52,000	70,726
1.75%, 01/20/31 (a)	500,000	450,405
2.55%, 03/21/31 (a)	1,000,000	960,060
2.36%, 03/15/32 (a)	863,000	806,603
4.50%, 08/10/33	650,000	723,346
4.40%, 11/01/34 (a)	630,000	695,407
4.27%, 01/15/36	505,000	554,970
5.25%, 03/16/37	400,000	481,880
4.81%, 03/15/39	350,000	408,264
2.65%, 11/20/40 (a)	500,000	434,510
3.40%, 03/22/41 (a)	750,000	722,662
2.85%, 09/03/41 (a)	250,000	223,985
4.75%, 11/01/41	124,000	140,545
3.85%, 11/01/42 (a)	200,000	203,042
6.55%, 09/15/43	100,000	142,864
4.13%, 08/15/46	200,000	211,714
4.86%, 08/21/46	800,000	964,248
5.50%, 03/16/47	100,000	128,147
4.52%, 09/15/48	350,000	398,541
5.01%, 04/15/49	100,000	121,360
4.00%, 03/22/50 (a)	150,000	155,216
2.88%, 11/20/50 (a)	500,000	428,325
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/22/51 (a)	1,000,000	968,640
5.01%, 08/21/54	100,000	122,233
4.67%, 03/15/55	200,000	233,276
2.99%, 10/30/56 (a)	746,000	637,524
3.00%, 11/20/60 (a)	500,000	416,580
3.70%, 03/22/61 (a)	750,000	716,902
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	150,000	155,622
3.70%, 08/15/24	250,000	260,017
3.50%, 01/15/25 (a)	230,000	237,436
4.75%, 05/15/25 (a)	200,000	213,718
2.90%, 01/15/27 (a)	150,000	150,558
3.38%, 02/15/28 (a)	250,000	255,508
4.20%, 06/01/29 (a)	150,000	158,061
7.88%, 07/30/30	50,000	65,345
4.95%, 01/15/31 (a)	200,000	221,300
4.20%, 05/19/32 (a)	300,000	313,398
6.88%, 04/30/36	250,000	319,777
4.38%, 03/15/43	250,000	250,918
5.85%, 09/01/43 (a)	350,000	420,696
5.25%, 04/01/44 (a)	100,000	110,691
4.90%, 08/15/44 (a)	195,000	208,262
4.60%, 01/15/45 (a)	130,000	132,865
4.95%, 05/19/50 (a)	200,000	219,058
Vodafone Group PLC
3.75%, 01/16/24	200,000	207,086
4.13%, 05/30/25	250,000	262,982
4.38%, 05/30/28	650,000	703,456
7.88%, 02/15/30	150,000	199,160
6.15%, 02/27/37	400,000	498,432
5.00%, 05/30/38	200,000	227,326
4.38%, 02/19/43	350,000	363,139
5.25%, 05/30/48	600,000	699,042
4.88%, 06/19/49	350,000	391,723
4.25%, 09/17/50	250,000	256,643
5.13%, 06/19/59	100,000	115,007
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	202,184
3.38%, 07/08/30 (a)	200,000	186,438
WPP Finance 2010
3.75%, 09/19/24	100,000	103,608
		114,802,002
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	150,000	140,963
3.90%, 04/15/30 (a)	100,000	103,768
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	150,000	151,695
3.60%, 11/28/24 (a)	400,000	411,272
3.40%, 12/06/27 (a)	500,000	507,585
2.13%, 02/09/31 (a)	200,000	180,278
4.50%, 11/28/34 (a)	250,000	263,252
4.00%, 12/06/37 (a)	200,000	195,874
2.70%, 02/09/41 (a)	250,000	201,890
4.20%, 12/06/47 (a)	400,000	390,032
3.15%, 02/09/51 (a)	300,000	244,275
4.40%, 12/06/57 (a)	200,000	197,084
3.25%, 02/09/61 (a)	200,000	156,092
Amazon.com, Inc.
0.25%, 05/12/23	150,000	148,149
0.40%, 06/03/23	250,000	247,405
0.45%, 05/12/24	500,000	487,545
2.80%, 08/22/24 (a)	450,000	460,503
3.80%, 12/05/24 (a)	195,000	204,438
0.80%, 06/03/25 (a)	250,000	241,325

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 12/03/25 (a)	200,000	220,568
1.00%, 05/12/26 (a)	500,000	481,375
1.20%, 06/03/27 (a)	300,000	285,441
3.15%, 08/22/27 (a)	700,000	732,270
1.65%, 05/12/28 (a)	500,000	480,890
1.50%, 06/03/30 (a)	450,000	417,631
2.10%, 05/12/31 (a)	600,000	577,872
4.80%, 12/05/34 (a)	150,000	180,776
3.88%, 08/22/37 (a)	600,000	660,042
2.88%, 05/12/41 (a)	400,000	381,696
4.95%, 12/05/44 (a)	330,000	410,890
4.05%, 08/22/47 (a)	750,000	843,727
2.50%, 06/03/50 (a)	550,000	475,805
3.10%, 05/12/51 (a)	650,000	628,660
4.25%, 08/22/57 (a)	450,000	521,536
2.70%, 06/03/60 (a)	400,000	342,344
3.25%, 05/12/61 (a)	300,000	286,155
American Honda Finance Corp.
1.95%, 05/10/23	200,000	201,034
0.88%, 07/07/23	250,000	247,747
0.65%, 09/08/23	150,000	147,759
2.90%, 02/16/24	290,000	295,559
2.40%, 06/27/24	300,000	303,081
0.75%, 08/09/24	200,000	194,108
2.15%, 09/10/24	250,000	250,502
1.20%, 07/08/25	250,000	241,712
1.00%, 09/10/25	250,000	239,597
2.30%, 09/09/26	300,000	300,231
2.35%, 01/08/27	50,000	49,963
3.50%, 02/15/28	100,000	104,915
2.00%, 03/24/28	250,000	241,370
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	161,646
3.25%, 03/01/32 (a)	200,000	200,772
5.40%, 03/15/49 (a)	100,000	117,535
3.10%, 12/01/51 (a)	250,000	211,430
Aptiv PLC/Aptiv Corp.
4.15%, 05/01/52 (a)	200,000	200,558
AutoNation, Inc.
3.50%, 11/15/24 (a)	150,000	154,346
4.75%, 06/01/30 (a)	250,000	269,760
2.40%, 08/01/31 (a)	100,000	90,637
AutoZone, Inc.
3.13%, 07/15/23 (a)	100,000	101,638
3.25%, 04/15/25 (a)	200,000	205,060
3.75%, 04/18/29 (a)	150,000	156,935
4.00%, 04/15/30 (a)	150,000	159,255
1.65%, 01/15/31 (a)	250,000	221,918
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	107,908
1.95%, 10/01/30 (a)	250,000	228,385
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	108,007
3.88%, 08/15/30 (a)	250,000	253,780
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	150,000	151,701
3.60%, 06/01/26 (a)	150,000	156,981
4.63%, 04/13/30 (a)	450,000	504,265
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	103,316
2.65%, 07/01/27 (a)	250,000	249,622
4.38%, 03/15/45 (a)	100,000	104,094
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	108,748
2.50%, 04/01/31 (a)	100,000	94,826
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	102,338
3.70%, 01/15/31 (a)	100,000	101,390
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	200,000	204,310
3.00%, 05/18/27 (a)	300,000	311,286
1.38%, 06/20/27 (a)	250,000	240,222
1.60%, 04/20/30 (a)	100,000	92,762
1.75%, 04/20/32 (a)	400,000	369,032
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	142,949
1.50%, 09/01/30 (a)	250,000	225,033
4.88%, 10/01/43 (a)	150,000	181,769
2.60%, 09/01/50 (a)	150,000	124,367
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	250,000	261,677
2.60%, 10/15/25 (a)	175,000	175,329
1.40%, 10/15/27 (a)	150,000	139,079
Daimler Finance North America LLC
8.50%, 01/18/31	350,000	497,521
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	210,722
4.55%, 02/15/48 (a)	50,000	51,078
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	200,000	192,512
4.10%, 01/15/52 (a)	200,000	174,836
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	101,498
3.88%, 04/15/27 (a)	200,000	211,392
4.13%, 05/01/28 (a)	100,000	106,616
3.50%, 04/03/30 (a)	200,000	205,116
4.13%, 04/03/50 (a)	100,000	103,581
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	300,000	313,839
4.20%, 05/15/28 (a)	250,000	267,292
2.65%, 12/01/31 (a)	100,000	95,103
3.38%, 12/01/51 (a)	100,000	89,149
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	205,588
1.90%, 03/11/25 (a)	250,000	247,175
1.40%, 05/10/26 (a)	200,000	191,740
3.60%, 06/05/27 (a)	150,000	157,389
2.70%, 03/11/30 (a)	100,000	96,946
2.60%, 05/10/31 (a)	150,000	143,018
4.00%, 07/15/42 (a)	150,000	151,496
3.65%, 05/10/51 (a)	200,000	189,902
Expedia Group, Inc.
3.60%, 12/15/23 (a)	100,000	102,316
4.50%, 08/15/24 (a)	150,000	156,755
5.00%, 02/15/26 (a)	200,000	215,390
4.63%, 08/01/27 (a)	200,000	214,252
3.80%, 02/15/28 (a)	200,000	205,792
3.25%, 02/15/30 (a)	200,000	197,686
2.95%, 03/15/31 (a)	100,000	95,969
General Motors Co.
4.88%, 10/02/23	312,000	325,740
5.40%, 10/02/23	250,000	262,907
6.13%, 10/01/25 (a)	450,000	497,803
4.20%, 10/01/27 (a)	150,000	158,288
6.80%, 10/01/27 (a)	300,000	353,631
5.00%, 10/01/28 (a)	250,000	273,245
5.00%, 04/01/35	100,000	108,336
6.60%, 04/01/36 (a)	300,000	371,445
5.15%, 04/01/38 (a)	250,000	271,512
6.25%, 10/02/43	350,000	425,138

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 04/01/45	250,000	269,767
6.75%, 04/01/46 (a)	100,000	127,802
5.40%, 04/01/48 (a)	75,000	83,224
5.95%, 04/01/49 (a)	200,000	239,246
General Motors Financial Co., Inc.
3.70%, 05/09/23 (a)	312,000	317,706
4.25%, 05/15/23	150,000	154,347
4.15%, 06/19/23 (a)	250,000	256,485
1.70%, 08/18/23	350,000	348,796
5.10%, 01/17/24 (a)	200,000	209,918
1.05%, 03/08/24	250,000	244,065
3.95%, 04/13/24 (a)	150,000	154,541
1.20%, 10/15/24	150,000	145,542
3.50%, 11/07/24 (a)	150,000	153,732
4.00%, 01/15/25 (a)	100,000	103,541
2.90%, 02/26/25 (a)	200,000	201,286
4.35%, 04/09/25 (a)	150,000	157,014
2.75%, 06/20/25 (a)	250,000	250,060
4.30%, 07/13/25 (a)	200,000	208,910
1.25%, 01/08/26 (a)	200,000	188,800
5.25%, 03/01/26 (a)	450,000	487,408
1.50%, 06/10/26 (a)	250,000	236,840
4.35%, 01/17/27 (a)	200,000	210,906
2.35%, 02/26/27 (a)	150,000	145,542
2.70%, 08/20/27 (a)	200,000	195,990
3.85%, 01/05/28 (a)	150,000	154,718
2.40%, 10/15/28 (a)	250,000	237,107
5.65%, 01/17/29 (a)	100,000	112,536
3.60%, 06/21/30 (a)	400,000	402,232
2.35%, 01/08/31 (a)	200,000	181,536
2.70%, 06/10/31 (a)	200,000	185,820
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	112,784
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	250,000	260,735
3.35%, 09/01/24 (a)	100,000	101,355
5.25%, 06/01/25 (a)	100,000	105,874
5.38%, 04/15/26 (a)	150,000	160,646
5.75%, 06/01/28 (a)	100,000	110,722
5.30%, 01/15/29 (a)	100,000	108,913
4.00%, 01/15/30 (a)	100,000	101,025
4.00%, 01/15/31 (a)	400,000	405,592
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	101,789
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	78,972
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	202,560
5.38%, 04/23/25 (a)	100,000	108,238
4.38%, 09/15/28 (a)	150,000	155,781
5.75%, 04/23/30 (a)	150,000	171,482
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	200,382
4.13%, 01/14/50 (a)	200,000	184,656
Kohl's Corp.
3.38%, 05/01/31 (a)	100,000	98,607
5.55%, 07/17/45 (a)	100,000	102,393
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	250,000	246,950
2.90%, 06/25/25 (a)	400,000	386,508
3.50%, 08/18/26 (a)	150,000	145,943
3.90%, 08/08/29 (a)	150,000	143,663
Lear Corp.
3.80%, 09/15/27 (a)	50,000	52,145
4.25%, 05/15/29 (a)	50,000	53,024
3.50%, 05/30/30 (a)	150,000	151,145
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 01/15/32 (a)	100,000	92,985
5.25%, 05/15/49 (a)	150,000	168,698
3.55%, 01/15/52 (a)	100,000	86,943
Lennar Corp.
4.75%, 05/30/25 (a)	350,000	371,224
4.75%, 11/29/27 (a)	250,000	272,072
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	100,000	102,818
3.13%, 09/15/24 (a)	100,000	102,413
3.38%, 09/15/25 (a)	474,000	491,969
2.50%, 04/15/26 (a)	200,000	202,214
3.10%, 05/03/27 (a)	250,000	257,680
1.30%, 04/15/28 (a)	250,000	230,810
3.65%, 04/05/29 (a)	400,000	419,704
4.50%, 04/15/30 (a)	200,000	220,662
1.70%, 10/15/30 (a)	250,000	225,188
2.63%, 04/01/31 (a)	350,000	338,520
5.00%, 04/15/40 (a)	100,000	115,086
2.80%, 09/15/41 (a)	200,000	177,304
4.65%, 04/15/42 (a)	195,000	217,959
4.38%, 09/15/45 (a)	100,000	106,947
3.70%, 04/15/46 (a)	150,000	146,529
4.05%, 05/03/47 (a)	250,000	257,232
4.55%, 04/05/49 (a)	100,000	111,799
5.13%, 04/15/50 (a)	250,000	301,742
3.00%, 10/15/50 (a)	350,000	305,382
3.50%, 04/01/51 (a)	150,000	142,452
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	205,728
2.45%, 06/15/30 (a)	200,000	192,882
Marriott International, Inc.
3.75%, 03/15/25 (a)	330,000	340,590
5.75%, 05/01/25 (a)	300,000	327,567
3.13%, 06/15/26 (a)	150,000	152,793
4.00%, 04/15/28 (a)	100,000	104,174
4.63%, 06/15/30 (a)	200,000	216,430
3.50%, 10/15/32 (a)	350,000	349,419
McDonald's Corp.
3.35%, 04/01/23 (a)	150,000	152,805
3.38%, 05/26/25 (a)	150,000	155,555
3.30%, 07/01/25 (a)	100,000	103,248
1.45%, 09/01/25 (a)	150,000	146,466
3.70%, 01/30/26 (a)	430,000	451,964
3.50%, 03/01/27 (a)	200,000	209,292
3.50%, 07/01/27 (a)	200,000	209,792
3.80%, 04/01/28 (a)	350,000	372,239
2.63%, 09/01/29 (a)	100,000	98,537
2.13%, 03/01/30 (a)	250,000	237,307
3.60%, 07/01/30 (a)	150,000	157,619
4.70%, 12/09/35 (a)	250,000	284,122
6.30%, 03/01/38	250,000	328,507
5.70%, 02/01/39	150,000	184,403
4.88%, 07/15/40	100,000	115,646
3.70%, 02/15/42	200,000	199,510
4.60%, 05/26/45 (a)	100,000	110,865
4.88%, 12/09/45 (a)	420,000	482,685
4.45%, 03/01/47 (a)	100,000	109,832
4.45%, 09/01/48 (a)	250,000	275,605
3.63%, 09/01/49 (a)	300,000	295,647
4.20%, 04/01/50 (a)	100,000	107,165
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	150,000	135,966
6.00%, 01/15/43 (a)	150,000	162,201
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	100,899
2.40%, 03/27/25 (a)	150,000	152,205

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 11/01/26 (a)	100,000	101,266
2.75%, 03/27/27 (a)	350,000	359,810
2.85%, 03/27/30 (a)	350,000	356,139
3.25%, 03/27/40 (a)	300,000	299,964
3.38%, 11/01/46 (a)	350,000	349,972
3.38%, 03/27/50 (a)	200,000	204,200
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	197,570
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	156,941
4.35%, 06/01/28 (a)	200,000	215,762
4.20%, 04/01/30 (a)	100,000	107,369
1.75%, 03/15/31 (a)	250,000	224,370
PACCAR Financial Corp.
2.65%, 04/06/23	100,000	101,492
0.35%, 08/11/23	150,000	147,903
0.35%, 02/02/24	100,000	97,351
0.50%, 08/09/24	250,000	241,945
1.80%, 02/06/25	200,000	198,332
PulteGroup, Inc.
5.50%, 03/01/26 (a)	250,000	275,580
7.88%, 06/15/32	200,000	270,852
PVH Corp.
4.63%, 07/10/25 (a)(b)	250,000	264,250
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	149,892
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	236,217
Sands China Ltd.
5.13%, 08/08/25 (a)	400,000	403,452
5.40%, 08/08/28 (a)	650,000	644,247
4.38%, 06/18/30 (a)	200,000	184,692
3.25%, 08/08/31 (a)(b)	200,000	163,594
Starbucks Corp.
3.10%, 03/01/23 (a)	100,000	101,569
3.85%, 10/01/23 (a)	245,000	252,002
3.80%, 08/15/25 (a)	300,000	314,355
2.45%, 06/15/26 (a)	150,000	150,771
2.00%, 03/12/27 (a)	200,000	195,184
4.00%, 11/15/28 (a)	150,000	160,767
3.55%, 08/15/29 (a)	200,000	208,246
2.25%, 03/12/30 (a)	100,000	94,529
2.55%, 11/15/30 (a)	195,000	187,491
3.75%, 12/01/47 (a)	250,000	243,082
4.50%, 11/15/48 (a)	300,000	326,745
4.45%, 08/15/49 (a)	150,000	161,745
3.35%, 03/12/50 (a)	100,000	91,066
3.50%, 11/15/50 (a)	200,000	187,994
Stellantis N.V.
5.25%, 04/15/23	250,000	258,585
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	156,110
4.13%, 07/15/27 (a)	100,000	104,692
Target Corp.
3.50%, 07/01/24	263,000	273,983
2.25%, 04/15/25 (a)	300,000	302,124
2.50%, 04/15/26	200,000	204,686
3.38%, 04/15/29 (a)	150,000	159,084
2.35%, 02/15/30 (a)	250,000	246,017
2.65%, 09/15/30 (a)	350,000	351,582
4.00%, 07/01/42	75,000	83,323
3.90%, 11/15/47 (a)	400,000	441,600
2.95%, 01/15/52 (a)	200,000	188,906
The Ford Foundation
2.42%, 06/01/50 (a)	100,000	88,135
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Home Depot, Inc.
2.70%, 04/01/23 (a)	150,000	151,716
3.75%, 02/15/24 (a)	195,000	201,995
3.35%, 09/15/25 (a)	400,000	416,100
3.00%, 04/01/26 (a)	150,000	155,489
2.13%, 09/15/26 (a)	200,000	200,226
2.50%, 04/15/27 (a)	200,000	201,994
2.80%, 09/14/27 (a)	150,000	153,693
3.90%, 12/06/28 (a)	300,000	324,141
2.95%, 06/15/29 (a)	350,000	357,892
2.70%, 04/15/30 (a)	200,000	200,044
1.38%, 03/15/31 (a)	250,000	223,968
1.88%, 09/15/31 (a)	250,000	232,460
5.88%, 12/16/36	755,000	998,269
3.30%, 04/15/40 (a)	350,000	350,206
5.40%, 09/15/40 (a)	100,000	125,571
4.20%, 04/01/43 (a)	230,000	255,808
4.88%, 02/15/44 (a)	195,000	234,595
4.40%, 03/15/45 (a)	150,000	169,781
4.25%, 04/01/46 (a)	350,000	390,208
3.90%, 06/15/47 (a)	300,000	319,329
4.50%, 12/06/48 (a)	350,000	406,406
3.13%, 12/15/49 (a)	200,000	188,998
3.35%, 04/15/50 (a)	400,000	392,636
2.38%, 03/15/51 (a)	250,000	206,123
2.75%, 09/15/51 (a)	250,000	222,398
3.50%, 09/15/56 (a)	150,000	150,507
The Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	224,110
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	101,021
2.25%, 09/15/26 (a)	200,000	200,550
1.15%, 05/15/28 (a)	150,000	138,705
3.88%, 04/15/30 (a)	250,000	268,610
1.60%, 05/15/31 (a)	100,000	90,672
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	200,000	208,488
Toyota Motor Corp.
3.42%, 07/20/23	200,000	205,148
0.68%, 03/25/24 (a)	250,000	243,905
2.36%, 07/02/24	100,000	100,796
1.34%, 03/25/26 (a)	200,000	193,164
3.67%, 07/20/28	150,000	159,921
Toyota Motor Credit Corp.
2.90%, 03/30/23	450,000	457,236
0.40%, 04/06/23	250,000	247,257
0.50%, 08/14/23	250,000	246,350
1.35%, 08/25/23	200,000	199,400
3.45%, 09/20/23	100,000	102,818
3.35%, 01/08/24	150,000	154,325
0.45%, 01/11/24	250,000	244,242
2.90%, 04/17/24	200,000	204,168
0.50%, 06/18/24	100,000	96,902
0.63%, 09/13/24	200,000	193,192
2.00%, 10/07/24	100,000	100,058
1.45%, 01/13/25	150,000	147,759
1.80%, 02/13/25	400,000	397,296
3.00%, 04/01/25	300,000	307,443
0.80%, 10/16/25	250,000	237,872
0.80%, 01/09/26	150,000	142,475
1.13%, 06/18/26	250,000	239,422
3.20%, 01/11/27	150,000	156,237
1.15%, 08/13/27	450,000	422,811
3.65%, 01/08/29	150,000	159,857
2.15%, 02/13/30	100,000	96,275
3.38%, 04/01/30	200,000	209,662
1.90%, 09/12/31	300,000	278,661

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	111,296
VF Corp.
2.40%, 04/23/25 (a)	250,000	250,857
2.95%, 04/23/30 (a)	200,000	198,154
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	430,000	445,867
3.45%, 06/01/26 (a)	300,000	312,912
3.20%, 04/15/30 (a)	150,000	151,683
4.80%, 11/18/44 (a)	250,000	274,312
4.10%, 04/15/50 (a)	150,000	150,935
Walmart, Inc.
2.55%, 04/11/23 (a)	300,000	303,663
3.40%, 06/26/23 (a)	400,000	410,232
3.30%, 04/22/24 (a)	250,000	258,062
2.85%, 07/08/24 (a)	250,000	256,197
2.65%, 12/15/24 (a)	200,000	204,776
3.55%, 06/26/25 (a)	250,000	263,045
3.05%, 07/08/26 (a)	200,000	208,462
1.05%, 09/17/26 (a)	200,000	192,220
3.70%, 06/26/28 (a)	300,000	323,643
1.50%, 09/22/28 (a)	200,000	190,800
3.25%, 07/08/29 (a)	300,000	318,093
2.38%, 09/24/29 (a)	100,000	99,776
1.80%, 09/22/31 (a)	250,000	234,787
5.25%, 09/01/35	450,000	574,906
6.50%, 08/15/37	150,000	216,674
6.20%, 04/15/38	100,000	139,221
3.95%, 06/28/38 (a)	250,000	279,620
5.63%, 04/01/40	100,000	133,409
5.00%, 10/25/40	150,000	188,793
5.63%, 04/15/41	200,000	269,258
4.30%, 04/22/44 (a)	100,000	115,928
3.63%, 12/15/47 (a)	150,000	161,573
4.05%, 06/29/48 (a)	350,000	401,345
2.95%, 09/24/49 (a)	150,000	144,848
2.65%, 09/22/51 (a)	250,000	229,043
		88,035,645
Consumer Non-Cyclical 3.8%
Abbott Laboratories
3.40%, 11/30/23 (a)	200,000	205,738
2.95%, 03/15/25 (a)	350,000	359,250
3.75%, 11/30/26 (a)	400,000	426,900
1.15%, 01/30/28 (a)	250,000	234,455
1.40%, 06/30/30 (a)	200,000	183,334
4.75%, 11/30/36 (a)	350,000	417,980
5.30%, 05/27/40	100,000	125,527
4.75%, 04/15/43 (a)	150,000	178,373
4.90%, 11/30/46 (a)	726,000	899,637
AbbVie, Inc.
2.85%, 05/14/23 (a)	300,000	303,843
3.75%, 11/14/23 (a)	150,000	154,704
3.85%, 06/15/24 (a)	150,000	155,241
2.60%, 11/21/24 (a)	775,000	782,393
3.80%, 03/15/25 (a)	650,000	675,324
3.60%, 05/14/25 (a)	800,000	826,896
3.20%, 05/14/26 (a)	350,000	359,338
2.95%, 11/21/26 (a)	850,000	864,390
4.25%, 11/14/28 (a)	300,000	324,378
3.20%, 11/21/29 (a)	1,150,000	1,166,617
4.55%, 03/15/35 (a)	350,000	389,396
4.50%, 05/14/35 (a)	400,000	444,088
4.30%, 05/14/36 (a)	250,000	272,947
4.05%, 11/21/39 (a)	850,000	893,239
4.63%, 10/01/42 (a)	100,000	110,018
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 11/06/42	450,000	486,499
4.85%, 06/15/44 (a)	150,000	170,063
4.75%, 03/15/45 (a)	111,000	123,852
4.70%, 05/14/45 (a)	600,000	667,956
4.45%, 05/14/46 (a)	400,000	432,652
4.88%, 11/14/48 (a)	300,000	345,855
4.25%, 11/21/49 (a)	1,150,000	1,223,393
Adventist Health System
3.63%, 03/01/49 (a)	100,000	104,484
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	53,787
4.27%, 08/15/48 (a)	150,000	171,696
3.39%, 10/15/49 (a)	100,000	100,111
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	150,000	153,564
2.75%, 09/15/29 (a)	150,000	147,824
2.10%, 06/04/30 (a)	150,000	139,256
2.30%, 03/12/31 (a)	200,000	187,128
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	93,848
AHS Hospital Corp.
5.02%, 07/01/45	150,000	186,942
2.78%, 07/01/51 (a)	100,000	87,245
Allina Health System
3.89%, 04/15/49	100,000	107,560
Altria Group, Inc.
4.00%, 01/31/24	200,000	207,166
2.35%, 05/06/25 (a)	170,000	169,769
4.40%, 02/14/26 (a)	200,000	212,588
2.63%, 09/16/26 (a)	100,000	99,964
4.80%, 02/14/29 (a)	450,000	487,476
3.40%, 05/06/30 (a)	200,000	197,700
2.45%, 02/04/32 (a)	350,000	312,854
5.80%, 02/14/39 (a)	300,000	329,691
3.40%, 02/04/41 (a)	300,000	248,463
4.25%, 08/09/42	200,000	182,738
4.50%, 05/02/43	100,000	93,910
5.38%, 01/31/44	445,000	466,609
3.88%, 09/16/46 (a)	200,000	172,222
5.95%, 02/14/49 (a)	500,000	559,585
4.45%, 05/06/50 (a)	200,000	184,450
3.70%, 02/04/51 (a)	250,000	204,457
4.00%, 02/04/61 (a)	200,000	166,764
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	300,000	297,687
3.40%, 05/15/24 (a)	200,000	205,220
3.25%, 03/01/25 (a)	100,000	102,658
3.45%, 12/15/27 (a)	100,000	104,035
2.80%, 05/15/30 (a)	150,000	147,311
2.70%, 03/15/31 (a)	200,000	192,940
4.25%, 03/01/45 (a)	100,000	104,017
4.30%, 12/15/47 (a)	100,000	105,116
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	201,738
3.63%, 05/22/24 (a)	250,000	258,360
1.90%, 02/21/25 (a)	100,000	99,426
3.13%, 05/01/25 (a)	250,000	255,790
2.60%, 08/19/26 (a)	330,000	333,085
2.20%, 02/21/27 (a)	300,000	295,824
3.20%, 11/02/27 (a)	150,000	154,895
1.65%, 08/15/28 (a)	300,000	281,232
2.45%, 02/21/30 (a)	200,000	193,404
2.30%, 02/25/31 (a)	325,000	307,417
2.00%, 01/15/32 (a)	300,000	274,551
3.35%, 02/22/32 (a)	200,000	204,036
3.15%, 02/21/40 (a)	400,000	372,600

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 08/15/41 (a)	200,000	176,050
4.95%, 10/01/41	300,000	345,339
5.15%, 11/15/41 (a)	200,000	232,750
4.40%, 05/01/45 (a)	450,000	482,130
4.56%, 06/15/48 (a)	300,000	329,334
3.38%, 02/21/50 (a)	400,000	367,360
4.66%, 06/15/51 (a)	725,000	813,972
3.00%, 01/15/52 (a)	300,000	257,562
4.20%, 02/22/52 (a)	200,000	209,948
2.77%, 09/01/53 (a)	269,000	219,230
4.40%, 02/22/62 (a)	250,000	263,700
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	750,000	784,155
4.70%, 02/01/36 (a)	1,055,000	1,178,319
4.90%, 02/01/46 (a)	2,000,000	2,273,640
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	167,709
4.00%, 01/17/43	100,000	102,340
4.63%, 02/01/44	200,000	219,676
4.90%, 02/01/46 (a)	200,000	225,174
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	479,952
4.75%, 01/23/29 (a)	950,000	1,057,986
3.50%, 06/01/30 (a)	400,000	418,160
4.90%, 01/23/31 (a)	250,000	287,472
4.38%, 04/15/38 (a)	250,000	268,550
8.20%, 01/15/39	250,000	381,655
5.45%, 01/23/39 (a)	300,000	357,885
8.00%, 11/15/39	150,000	225,688
4.35%, 06/01/40 (a)	250,000	266,872
4.95%, 01/15/42	200,000	228,632
3.75%, 07/15/42	100,000	98,911
4.60%, 04/15/48 (a)	500,000	549,540
4.44%, 10/06/48 (a)	400,000	429,244
5.55%, 01/23/49 (a)	800,000	991,216
4.50%, 06/01/50 (a)	400,000	441,156
4.75%, 04/15/58 (a)	300,000	333,012
5.80%, 01/23/59 (a)	450,000	579,136
4.60%, 06/01/60 (a)	200,000	219,014
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	202,496
3.25%, 03/27/30 (a)	200,000	207,904
5.38%, 09/15/35	100,000	125,860
4.54%, 03/26/42	100,000	117,560
3.75%, 09/15/47 (a)	200,000	216,676
4.50%, 03/15/49 (a)	100,000	120,437
2.70%, 09/15/51 (a)	100,000	90,166
Ascension Health
3.11%, 11/15/39 (a)	100,000	99,420
3.95%, 11/15/46	250,000	280,187
4.85%, 11/15/53	200,000	259,288
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	400,000	389,668
1.20%, 05/28/26 (a)	250,000	239,847
1.75%, 05/28/28 (a)	250,000	239,385
2.25%, 05/28/31 (a)	250,000	240,895
AstraZeneca PLC
3.50%, 08/17/23 (a)	250,000	256,625
3.38%, 11/16/25	450,000	468,783
0.70%, 04/08/26 (a)	300,000	282,183
3.13%, 06/12/27 (a)	100,000	103,569
4.00%, 01/17/29 (a)	250,000	271,065
1.38%, 08/06/30 (a)	250,000	225,447
6.45%, 09/15/37	430,000	590,330
4.00%, 09/18/42	250,000	272,085
4.38%, 11/16/45	100,000	114,913
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 08/17/48 (a)	150,000	174,002
2.13%, 08/06/50 (a)	250,000	197,810
3.00%, 05/28/51 (a)(d)	200,000	188,404
Banner Health
2.34%, 01/01/30 (a)	150,000	145,893
1.90%, 01/01/31 (a)	100,000	93,043
3.18%, 01/01/50 (a)	150,000	145,655
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	200,000	200,428
BAT Capital Corp.
3.22%, 08/15/24 (a)	400,000	406,464
2.79%, 09/06/24 (a)	150,000	151,017
3.22%, 09/06/26 (a)	200,000	200,322
4.70%, 04/02/27 (a)	150,000	159,368
3.56%, 08/15/27 (a)	800,000	807,760
2.26%, 03/25/28 (a)	350,000	327,113
3.46%, 09/06/29 (a)	100,000	98,962
4.91%, 04/02/30 (a)	225,000	240,601
2.73%, 03/25/31 (a)	250,000	229,452
4.39%, 08/15/37 (a)	250,000	240,255
3.73%, 09/25/40 (a)	350,000	303,635
4.54%, 08/15/47 (a)	500,000	462,065
4.76%, 09/06/49 (a)	150,000	143,103
5.28%, 04/02/50 (a)	100,000	101,456
3.98%, 09/25/50 (a)	200,000	172,432
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	333,144
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	156,827
5.25%, 06/23/45 (a)	99,000	118,421
Baxter International, Inc.
0.87%, 12/01/23 (b)	150,000	147,311
1.32%, 11/29/24 (b)	300,000	291,960
2.60%, 08/15/26 (a)	129,000	129,818
1.92%, 02/01/27 (a)(b)	300,000	291,150
2.27%, 12/01/28 (a)(b)	250,000	240,890
3.95%, 04/01/30 (a)	125,000	134,643
1.73%, 04/01/31 (a)	150,000	135,695
2.54%, 02/01/32 (a)(b)	400,000	383,592
3.50%, 08/15/46 (a)	85,000	82,247
3.13%, 12/01/51 (a)(b)	150,000	135,308
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	109,789
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	92,395
4.19%, 11/15/45 (a)	100,000	111,761
2.84%, 11/15/50 (a)	200,000	181,488
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	191,000	195,859
3.73%, 12/15/24 (a)	252,000	260,933
3.70%, 06/06/27 (a)	298,000	312,796
2.82%, 05/20/30 (a)	200,000	197,232
1.96%, 02/11/31 (a)	200,000	182,288
4.69%, 12/15/44 (a)	250,000	279,910
4.67%, 06/06/47 (a)	200,000	224,926
3.79%, 05/20/50 (a)	200,000	200,350
Biogen, Inc.
4.05%, 09/15/25 (a)	500,000	522,815
2.25%, 05/01/30 (a)	300,000	274,743
3.15%, 05/01/50 (a)	300,000	248,382
3.25%, 02/15/51 (a)	292,000	245,995

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	93,487
3.21%, 06/01/50 (a)	100,000	94,006
Boston Scientific Corp.
3.85%, 05/15/25	275,000	287,246
1.90%, 06/01/25 (a)	200,000	196,676
3.75%, 03/01/26 (a)	250,000	261,435
4.00%, 03/01/28 (a)	150,000	161,192
4.00%, 03/01/29 (a)	300,000	319,353
4.55%, 03/01/39 (a)	150,000	166,457
4.70%, 03/01/49 (a)	300,000	343,080
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (a)	400,000	393,684
2.90%, 07/26/24 (a)	500,000	512,040
3.88%, 08/15/25 (a)	400,000	422,004
0.75%, 11/13/25 (a)	250,000	237,437
3.20%, 06/15/26 (a)	450,000	468,949
3.25%, 02/27/27	150,000	156,960
1.13%, 11/13/27 (a)	250,000	235,425
3.45%, 11/15/27 (a)	250,000	263,917
3.90%, 02/20/28 (a)	300,000	322,983
3.40%, 07/26/29 (a)	800,000	842,648
1.45%, 11/13/30 (a)	150,000	135,915
2.95%, 03/15/32 (a)	350,000	355,127
4.13%, 06/15/39 (a)	400,000	439,280
2.35%, 11/13/40 (a)	300,000	260,622
3.55%, 03/15/42 (a)	250,000	255,202
3.25%, 08/01/42	200,000	195,124
4.63%, 05/15/44 (a)	150,000	177,368
5.00%, 08/15/45 (a)	300,000	372,384
4.35%, 11/15/47 (a)	350,000	398,331
4.55%, 02/20/48 (a)	150,000	174,909
4.25%, 10/26/49 (a)	700,000	787,871
2.55%, 11/13/50 (a)	300,000	254,730
3.70%, 03/15/52 (a)	350,000	361,462
3.90%, 03/15/62 (a)	200,000	207,856
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	163,230
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	96,789
2.40%, 08/18/31 (a)	150,000	137,270
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	194,230
3.25%, 08/15/26 (a)	150,000	153,759
3.75%, 09/25/27 (a)	250,000	261,430
2.75%, 05/14/31 (a)	150,000	142,896
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	152,826
3.95%, 03/15/25 (a)	100,000	104,361
3.30%, 03/19/25 (a)	150,000	153,654
4.15%, 03/15/28 (a)	250,000	267,175
4.80%, 03/15/48 (a)	100,000	114,011
3.13%, 04/24/50 (a)	200,000	175,630
Cardinal Health, Inc.
3.20%, 03/15/23	150,000	152,328
3.08%, 06/15/24 (a)	200,000	203,720
3.75%, 09/15/25 (a)	130,000	135,438
3.41%, 06/15/27 (a)	250,000	259,260
4.50%, 11/15/44 (a)	100,000	103,456
4.90%, 09/15/45 (a)	180,000	195,998
4.37%, 06/15/47 (a)	100,000	102,811
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	150,000	141,126
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	126,935
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Hospital
2.93%, 07/15/50 (a)	100,000	88,269
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	113,242
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	102,941
3.95%, 08/01/47 (a)	100,000	108,140
Cigna Corp.
3.00%, 07/15/23 (a)	150,000	152,295
3.75%, 07/15/23 (a)	271,000	278,211
0.61%, 03/15/24 (a)	100,000	97,602
3.50%, 06/15/24 (a)	145,000	148,998
3.25%, 04/15/25 (a)	200,000	204,462
4.13%, 11/15/25 (a)	450,000	474,264
4.50%, 02/25/26 (a)	194,000	207,840
1.25%, 03/15/26 (a)	200,000	191,390
3.40%, 03/01/27 (a)	142,000	147,223
3.05%, 10/15/27 (a)	145,000	147,755
4.38%, 10/15/28 (a)	760,000	824,015
2.40%, 03/15/30 (a)	400,000	380,440
2.38%, 03/15/31 (a)	250,000	235,717
4.80%, 08/15/38 (a)	380,000	424,236
3.20%, 03/15/40 (a)	250,000	231,405
6.13%, 11/15/41	100,000	129,879
4.80%, 07/15/46 (a)	320,000	358,061
3.88%, 10/15/47 (a)	145,000	142,248
4.90%, 12/15/48 (a)	550,000	625,201
3.40%, 03/15/50 (a)	250,000	228,882
3.40%, 03/15/51 (a)	300,000	274,017
City of Hope
5.62%, 11/15/43	100,000	129,344
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	105,194
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	193,372
1.85%, 09/01/32 (a)	250,000	218,350
5.25%, 11/26/43	150,000	180,137
Colgate-Palmolive Co.
2.10%, 05/01/23	150,000	151,140
3.25%, 03/15/24	100,000	103,135
4.00%, 08/15/45	100,000	112,866
3.70%, 08/01/47 (a)	100,000	110,334
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	100,908
1.55%, 10/01/25 (a)	325,000	313,956
3.35%, 10/01/29 (a)	150,000	152,016
4.35%, 11/01/42	150,000	157,101
3.82%, 10/01/49 (a)	150,000	153,485
4.19%, 10/01/49 (a)	250,000	265,932
3.91%, 10/01/50 (a)	100,000	101,305
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	135,767
Conagra Brands, Inc.
0.50%, 08/11/23 (a)	150,000	147,233
4.30%, 05/01/24 (a)	200,000	207,668
4.60%, 11/01/25 (a)	150,000	159,746
1.38%, 11/01/27 (a)	250,000	229,952
4.85%, 11/01/28 (a)	250,000	274,892
5.30%, 11/01/38 (a)	250,000	288,990
5.40%, 11/01/48 (a)	250,000	303,757
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	159,566
4.40%, 11/15/25 (a)	100,000	106,152
4.75%, 12/01/25	100,000	108,300
3.70%, 12/06/26 (a)	250,000	261,535

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 05/09/27 (a)	100,000	103,777
3.15%, 08/01/29 (a)	50,000	50,073
2.88%, 05/01/30 (a)	400,000	390,696
4.50%, 05/09/47 (a)	150,000	158,354
5.25%, 11/15/48 (a)	150,000	174,890
3.75%, 05/01/50 (a)	200,000	191,510
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	96,201
CVS Health Corp.
3.38%, 08/12/24 (a)	230,000	236,364
2.63%, 08/15/24 (a)	150,000	151,812
4.10%, 03/25/25 (a)	300,000	314,904
3.88%, 07/20/25 (a)	500,000	522,795
2.88%, 06/01/26 (a)	200,000	202,472
3.00%, 08/15/26 (a)	200,000	203,502
3.63%, 04/01/27 (a)	150,000	157,149
1.30%, 08/21/27 (a)	400,000	373,240
4.30%, 03/25/28 (a)	1,045,000	1,129,833
3.25%, 08/15/29 (a)	300,000	305,349
3.75%, 04/01/30 (a)	300,000	315,096
1.75%, 08/21/30 (a)	400,000	362,252
1.88%, 02/28/31 (a)	250,000	227,440
2.13%, 09/15/31 (a)	200,000	185,320
4.88%, 07/20/35 (a)	200,000	230,144
4.78%, 03/25/38 (a)	1,000,000	1,120,050
4.13%, 04/01/40 (a)	300,000	312,423
2.70%, 08/21/40 (a)	200,000	174,814
5.30%, 12/05/43 (a)	100,000	119,116
5.13%, 07/20/45 (a)	600,000	696,948
5.05%, 03/25/48 (a)	1,700,000	1,987,113
4.25%, 04/01/50 (a)	200,000	214,780
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	51,770
4.38%, 09/15/45 (a)	100,000	112,263
2.60%, 10/01/50 (a)	250,000	213,857
2.80%, 12/10/51 (a)	200,000	177,372
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	251,835
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	100,000	100,099
2.60%, 11/15/29 (a)	100,000	98,400
3.25%, 11/15/39 (a)	250,000	245,460
3.40%, 11/15/49 (a)	200,000	196,556
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	50,532
3.50%, 09/18/23 (a)	200,000	205,208
2.13%, 10/24/24 (a)	200,000	200,878
1.38%, 09/29/25 (a)	200,000	194,200
3.88%, 05/18/28 (a)	200,000	215,094
2.38%, 10/24/29 (a)	200,000	195,788
2.00%, 04/29/30 (a)	250,000	236,725
2.13%, 04/29/32 (a)	200,000	188,694
3.88%, 04/29/43 (a)	100,000	108,410
Diageo Investment Corp.
4.25%, 05/11/42	150,000	170,286
Dignity Health
4.50%, 11/01/42	50,000	55,446
5.27%, 11/01/64	100,000	125,129
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	220,034
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	108,402
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	102,122
3.10%, 05/15/27 (a)	100,000	103,803
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 03/15/29 (a)	200,000	211,176
3.70%, 03/01/45 (a)	100,000	108,424
3.95%, 05/15/47 (a)	50,000	56,408
3.95%, 03/15/49 (a)	200,000	224,856
2.25%, 05/15/50 (a)	200,000	166,560
4.15%, 03/15/59 (a)	150,000	173,537
2.50%, 09/15/60 (a)	250,000	207,532
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	94,571
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	212,352
3.50%, 01/16/50 (a)	500,000	470,485
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	150,000	154,818
General Mills, Inc.
3.70%, 10/17/23 (a)	200,000	205,842
4.00%, 04/17/25 (a)	300,000	314,124
4.20%, 04/17/28 (a)	375,000	404,310
2.88%, 04/15/30 (a)	150,000	150,108
5.40%, 06/15/40	150,000	184,903
3.00%, 02/01/51 (a)	300,000	273,027
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	200,000	202,216
0.75%, 09/29/23 (a)	375,000	369,622
3.50%, 02/01/25 (a)	400,000	413,904
3.65%, 03/01/26 (a)	550,000	574,288
2.95%, 03/01/27 (a)	200,000	204,094
1.20%, 10/01/27 (a)	150,000	139,617
1.65%, 10/01/30 (a)	200,000	181,810
4.60%, 09/01/35 (a)	500,000	566,875
4.00%, 09/01/36 (a)	100,000	106,848
2.60%, 10/01/40 (a)	100,000	86,468
5.65%, 12/01/41 (a)	324,000	406,234
4.80%, 04/01/44 (a)	300,000	340,992
4.50%, 02/01/45 (a)	350,000	384,044
4.75%, 03/01/46 (a)	470,000	533,962
4.15%, 03/01/47 (a)	300,000	315,945
2.80%, 10/01/50 (a)	250,000	211,822
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	250,000	246,005
3.00%, 06/01/24 (a)	200,000	204,596
3.38%, 06/01/29 (a)	200,000	209,518
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	250,000	253,537
3.38%, 05/15/23	200,000	204,458
3.63%, 05/15/25	300,000	313,932
3.88%, 05/15/28	400,000	429,188
6.38%, 05/15/38	563,000	780,718
4.20%, 03/18/43	100,000	112,759
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	224,772
2.88%, 09/01/50 (a)	100,000	92,379
4.50%, 07/01/57 (a)	50,000	60,941
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	73,029
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	101,538
3.55%, 11/19/26 (a)	150,000	155,042
3.50%, 09/15/27 (a)	100,000	102,939
3.90%, 11/19/29 (a)	100,000	104,742
6.35%, 03/15/40	50,000	63,938
5.10%, 05/15/44 (a)	150,000	170,210
HCA, Inc.
4.75%, 05/01/23	250,000	257,562
5.00%, 03/15/24	400,000	420,612

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 04/15/25	300,000	322,245
5.25%, 06/15/26 (a)	350,000	379,368
4.50%, 02/15/27 (a)	200,000	211,930
4.13%, 06/15/29 (a)	350,000	367,500
2.38%, 07/15/31 (a)	200,000	184,760
5.13%, 06/15/39 (a)	250,000	279,717
5.50%, 06/15/47 (a)	300,000	351,765
5.25%, 06/15/49 (a)	350,000	398,790
3.50%, 07/15/51 (a)	300,000	266,997
Hormel Foods Corp.
0.65%, 06/03/24 (a)	250,000	243,572
1.70%, 06/03/28 (a)	150,000	143,331
1.80%, 06/11/30 (a)	150,000	140,234
3.05%, 06/03/51 (a)	150,000	143,409
Illumina, Inc.
2.55%, 03/23/31 (a)	150,000	141,951
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	61,216
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	148,094
3.90%, 06/01/50 (a)	100,000	102,483
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	150,000	159,533
Johnson & Johnson
2.05%, 03/01/23 (a)	300,000	302,295
3.38%, 12/05/23	400,000	414,348
2.63%, 01/15/25 (a)	100,000	102,172
0.55%, 09/01/25 (a)	300,000	285,789
2.45%, 03/01/26 (a)	250,000	254,645
2.95%, 03/03/27 (a)	100,000	103,836
0.95%, 09/01/27 (a)	400,000	377,168
2.90%, 01/15/28 (a)	200,000	206,902
1.30%, 09/01/30 (a)	400,000	367,196
4.38%, 12/05/33 (a)	150,000	174,689
3.55%, 03/01/36 (a)	100,000	107,820
3.63%, 03/03/37 (a)	600,000	647,694
3.40%, 01/15/38 (a)	150,000	155,931
2.10%, 09/01/40 (a)	350,000	302,746
4.50%, 09/01/40	150,000	175,803
3.70%, 03/01/46 (a)	530,000	570,285
3.75%, 03/03/47 (a)	200,000	217,814
3.50%, 01/15/48 (a)	150,000	157,235
2.25%, 09/01/50 (a)	350,000	294,224
2.45%, 09/01/60 (a)	250,000	208,557
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	103,747
2.81%, 06/01/41 (a)	250,000	231,425
4.88%, 04/01/42	150,000	181,572
4.15%, 05/01/47 (a)	350,000	394,334
3.27%, 11/01/49 (a)	150,000	146,108
3.00%, 06/01/51 (a)	250,000	232,380
Kellogg Co.
2.65%, 12/01/23	300,000	304,437
3.40%, 11/15/27 (a)	100,000	103,720
4.30%, 05/15/28 (a)	100,000	108,696
2.10%, 06/01/30 (a)	250,000	235,342
7.45%, 04/01/31	100,000	133,765
4.50%, 04/01/46	100,000	113,689
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	176,000	180,574
3.13%, 12/15/23 (a)	250,000	255,150
0.75%, 03/15/24 (a)	100,000	97,549
4.42%, 05/25/25 (a)	250,000	264,597
2.55%, 09/15/26 (a)	100,000	100,149
4.60%, 05/25/28 (a)	550,000	601,887
3.20%, 05/01/30 (a)	200,000	202,596
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 03/15/31 (a)	100,000	93,968
4.99%, 05/25/38 (a)	200,000	228,660
4.50%, 11/15/45 (a)	250,000	268,715
5.09%, 05/25/48 (a)	100,000	117,522
3.80%, 05/01/50 (a)	150,000	147,686
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	153,644
1.05%, 09/15/27 (a)	250,000	234,840
3.95%, 11/01/28 (a)	200,000	217,518
3.20%, 04/25/29 (a)	100,000	103,789
3.10%, 03/26/30 (a)	250,000	258,462
2.00%, 11/02/31 (a)	150,000	141,629
3.20%, 07/30/46 (a)	100,000	97,929
3.90%, 05/04/47 (a)	100,000	108,584
2.88%, 02/07/50 (a)	100,000	93,758
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	49,294
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	206,191
5.00%, 03/15/42	195,000	229,622
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	200,000	205,928
3.25%, 09/01/24 (a)	100,000	102,018
2.30%, 12/01/24 (a)	100,000	100,048
3.60%, 02/01/25 (a)	150,000	154,317
3.60%, 09/01/27 (a)	150,000	157,067
2.95%, 12/01/29 (a)	100,000	99,304
2.70%, 06/01/31 (a)	150,000	143,880
4.70%, 02/01/45 (a)	200,000	220,984
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	112,634
4.12%, 07/01/55	100,000	114,599
3.34%, 07/01/60 (a)	100,000	94,505
Mayo Clinic
4.00%, 11/15/47	150,000	174,719
3.20%, 11/15/61 (a)	200,000	194,358
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	153,669
0.90%, 02/15/26 (a)	200,000	188,788
3.40%, 08/15/27 (a)	150,000	156,170
1.85%, 02/15/31 (a)	100,000	90,969
4.20%, 08/15/47 (a)	50,000	55,399
McKesson Corp.
2.85%, 03/15/23 (a)	100,000	101,142
3.80%, 03/15/24 (a)	100,000	103,198
0.90%, 12/03/25 (a)	200,000	189,356
3.95%, 02/16/28 (a)	100,000	106,179
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	113,569
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	158,087
5.90%, 11/01/39	150,000	200,416
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	150,000	156,474
Medtronic, Inc.
3.50%, 03/15/25	350,000	365,344
4.38%, 03/15/35	400,000	459,288
4.63%, 03/15/45	375,000	442,376
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	124,382
4.20%, 07/01/55	190,000	222,070
Merck & Co., Inc.
2.80%, 05/18/23	500,000	508,725
2.90%, 03/07/24 (a)	150,000	153,503

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 02/10/25 (a)	480,000	491,136
0.75%, 02/24/26 (a)	250,000	238,185
1.70%, 06/10/27 (a)	300,000	292,392
1.90%, 12/10/28 (a)	200,000	194,140
3.40%, 03/07/29 (a)	350,000	368,851
1.45%, 06/24/30 (a)	250,000	228,577
2.15%, 12/10/31 (a)	400,000	382,356
3.90%, 03/07/39 (a)	450,000	488,947
2.35%, 06/24/40 (a)	250,000	220,507
3.60%, 09/15/42 (a)	100,000	103,269
4.15%, 05/18/43	200,000	222,752
3.70%, 02/10/45 (a)	450,000	470,740
4.00%, 03/07/49 (a)	300,000	331,869
2.45%, 06/24/50 (a)	250,000	213,667
2.75%, 12/10/51 (a)	400,000	358,184
2.90%, 12/10/61 (a)	300,000	265,083
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	356,345
5.00%, 05/01/42	250,000	274,630
4.20%, 07/15/46 (a)	330,000	330,109
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	170,567
3.63%, 02/13/26 (a)	100,000	104,322
2.75%, 04/13/30 (a)	150,000	148,011
1.50%, 02/04/31 (a)	150,000	132,819
1.88%, 10/15/32 (a)	150,000	135,116
2.63%, 09/04/50 (a)	300,000	253,170
Montefiore Obligated Group
4.29%, 09/01/50	100,000	90,536
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	101,561
3.39%, 07/01/50 (a)	150,000	140,381
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	90,028
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	236,601
4.55%, 04/15/28 (a)	150,000	159,891
5.40%, 11/29/43 (a)	100,000	111,923
5.20%, 04/15/48 (a)	100,000	108,866
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	145,000	152,352
4.26%, 11/01/47 (a)	150,000	162,326
3.81%, 11/01/49 (a)	100,000	103,326
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	93,615
3.17%, 11/01/51 (a)	100,000	96,009
Novartis Capital Corp.
3.40%, 05/06/24	350,000	361,809
1.75%, 02/14/25 (a)	550,000	546,969
3.00%, 11/20/25 (a)	250,000	258,050
2.00%, 02/14/27 (a)	200,000	198,440
3.10%, 05/17/27 (a)	200,000	207,544
2.20%, 08/14/30 (a)	250,000	243,187
3.70%, 09/21/42	100,000	106,227
4.40%, 05/06/44	350,000	408,121
4.00%, 11/20/45 (a)	300,000	333,726
2.75%, 08/14/50 (a)	200,000	183,628
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	150,000	131,226
NYU Langone Hospitals
4.78%, 07/01/44	100,000	116,526
4.37%, 07/01/47 (a)	100,000	111,779
3.38%, 07/01/55 (a)	150,000	140,406
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	55,280
3.33%, 10/01/50 (a)	100,000	98,441
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	48,555
4.79%, 11/15/48 (a)	100,000	122,886
3.22%, 11/15/50 (a)	150,000	139,268
PepsiCo, Inc.
2.75%, 03/01/23	200,000	202,960
0.75%, 05/01/23	150,000	148,974
0.40%, 10/07/23	200,000	196,554
3.60%, 03/01/24 (a)	300,000	310,224
2.25%, 03/19/25 (a)	300,000	303,132
2.75%, 04/30/25 (a)	150,000	153,272
3.50%, 07/17/25 (a)	150,000	156,798
2.85%, 02/24/26 (a)	100,000	103,128
2.38%, 10/06/26 (a)	250,000	253,660
2.63%, 03/19/27 (a)	150,000	153,561
3.00%, 10/15/27 (a)	250,000	260,105
2.63%, 07/29/29 (a)	350,000	354,161
2.75%, 03/19/30 (a)	350,000	355,173
1.63%, 05/01/30 (a)	200,000	186,670
1.40%, 02/25/31 (a)	300,000	273,108
1.95%, 10/21/31 (a)	250,000	237,135
3.50%, 03/19/40 (a)	200,000	210,520
2.63%, 10/21/41 (a)	150,000	139,452
3.60%, 08/13/42	150,000	158,399
4.45%, 04/14/46 (a)	200,000	237,788
3.45%, 10/06/46 (a)	300,000	310,176
4.00%, 05/02/47 (a)	100,000	112,602
3.38%, 07/29/49 (a)	150,000	152,057
2.88%, 10/15/49 (a)	150,000	141,659
3.63%, 03/19/50 (a)	200,000	214,026
3.88%, 03/19/60 (a)	200,000	223,858
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	145,113
1.90%, 09/15/28 (a)	200,000	187,946
3.30%, 09/15/29 (a)	150,000	151,133
2.55%, 03/15/31 (a)	100,000	95,430
2.25%, 09/15/31 (a)	250,000	228,882
Pfizer, Inc.
3.00%, 06/15/23	300,000	305,943
3.20%, 09/15/23 (a)	200,000	205,046
2.95%, 03/15/24 (a)	150,000	153,563
0.80%, 05/28/25 (a)	250,000	241,262
2.75%, 06/03/26	300,000	308,490
3.00%, 12/15/26	450,000	468,382
3.60%, 09/15/28 (a)	200,000	214,434
3.45%, 03/15/29 (a)	300,000	316,926
2.63%, 04/01/30 (a)	300,000	300,903
1.70%, 05/28/30 (a)	200,000	186,620
1.75%, 08/18/31 (a)	300,000	278,211
4.00%, 12/15/36	150,000	166,178
4.10%, 09/15/38 (a)	150,000	167,028
3.90%, 03/15/39 (a)	200,000	218,518
7.20%, 03/15/39	460,000	689,591
2.55%, 05/28/40 (a)	200,000	183,354
4.30%, 06/15/43	200,000	226,614
4.40%, 05/15/44	180,000	207,713
4.13%, 12/15/46	250,000	282,005
4.20%, 09/15/48 (a)	250,000	285,855
4.00%, 03/15/49 (a)	250,000	278,287
2.70%, 05/28/50 (a)	250,000	226,665
Philip Morris International, Inc.
1.13%, 05/01/23	200,000	199,448
2.13%, 05/10/23 (a)	150,000	150,954
3.60%, 11/15/23	100,000	103,187

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 05/01/24 (a)	150,000	153,063
3.25%, 11/10/24	230,000	237,535
1.50%, 05/01/25 (a)	175,000	170,779
3.38%, 08/11/25 (a)	130,000	134,245
0.88%, 05/01/26 (a)	250,000	235,255
3.13%, 03/02/28 (a)	150,000	154,281
3.38%, 08/15/29 (a)	150,000	154,496
2.10%, 05/01/30 (a)	200,000	188,168
1.75%, 11/01/30 (a)	150,000	136,133
6.38%, 05/16/38	250,000	324,140
4.38%, 11/15/41	200,000	207,768
4.50%, 03/20/42	250,000	264,812
3.88%, 08/21/42	100,000	98,104
4.13%, 03/04/43	250,000	251,762
4.88%, 11/15/43	100,000	110,480
4.25%, 11/10/44	200,000	206,918
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	177,026
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	196,496
3.93%, 10/01/48 (a)	100,000	107,143
2.70%, 10/01/51 (a)	150,000	128,618
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	154,635
3.45%, 06/01/26 (a)	150,000	155,417
4.20%, 06/30/29 (a)	100,000	107,738
2.95%, 06/30/30 (a)	150,000	148,364
2.80%, 06/30/31 (a)	200,000	194,262
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	300,000	268,350
2.80%, 09/15/50 (a)	200,000	165,874
Reynolds American, Inc.
4.85%, 09/15/23	150,000	156,137
4.45%, 06/12/25 (a)	495,000	518,616
5.70%, 08/15/35 (a)	150,000	165,144
7.25%, 06/15/37	250,000	310,960
6.15%, 09/15/43	100,000	112,124
5.85%, 08/15/45 (a)	350,000	380,268
Royalty Pharma PLC
0.75%, 09/02/23	250,000	245,470
1.20%, 09/02/25 (a)	250,000	237,262
1.75%, 09/02/27 (a)	200,000	187,854
2.20%, 09/02/30 (a)	200,000	181,870
2.15%, 09/02/31 (a)	150,000	134,337
3.30%, 09/02/40 (a)	200,000	177,296
3.55%, 09/02/50 (a)	150,000	130,284
3.35%, 09/02/51 (a)	200,000	167,470
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	107,557
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	43,164
Sanofi
3.38%, 06/19/23 (a)	150,000	153,519
3.63%, 06/19/28 (a)	250,000	270,270
Sharp HealthCare
2.68%, 08/01/50 (a)	150,000	132,225
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	525,000	532,187
3.20%, 09/23/26 (a)	635,000	652,456
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	226,582
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	50,579
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	104,199
3.80%, 11/15/48 (a)	200,000	214,868
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	142,563
3.75%, 03/15/51 (a)	150,000	144,209
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	195,834
1.15%, 06/15/25 (a)	200,000	192,774
3.38%, 11/01/25 (a)	150,000	154,968
3.50%, 03/15/26 (a)	150,000	155,978
3.65%, 03/07/28 (a)	150,000	157,001
1.95%, 06/15/30 (a)	250,000	231,847
4.38%, 05/15/44 (a)	100,000	111,779
4.63%, 03/15/46 (a)	250,000	286,485
2.90%, 06/15/50 (a)	200,000	176,552
Sutter Health
1.32%, 08/15/25 (a)	200,000	193,134
2.29%, 08/15/30 (a)	100,000	94,198
3.16%, 08/15/40 (a)	100,000	94,753
4.09%, 08/15/48 (a)	65,000	71,207
3.36%, 08/15/50 (a)	200,000	190,914
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	104,400
3.30%, 07/15/26 (a)	150,000	154,734
3.25%, 07/15/27 (a)	150,000	154,625
2.40%, 02/15/30 (a)	200,000	191,364
5.95%, 04/01/30 (a)	300,000	358,614
2.45%, 12/14/31 (a)	150,000	142,838
4.85%, 10/01/45 (a)	100,000	110,271
4.50%, 04/01/46 (a)	150,000	159,980
4.45%, 03/15/48 (a)	100,000	106,765
3.30%, 02/15/50 (a)	100,000	89,952
6.60%, 04/01/50 (a)	250,000	348,465
3.15%, 12/14/51 (a)	150,000	131,207
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	207,668
5.00%, 11/26/28 (a)	250,000	282,435
2.05%, 03/31/30 (a)	500,000	463,830
3.03%, 07/09/40 (a)	400,000	363,208
3.18%, 07/09/50 (a)	450,000	403,825
3.38%, 07/09/60 (a)	200,000	178,774
Texas Health Resources
2.33%, 11/15/50 (a)	250,000	214,815
The Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	114,022
2.59%, 02/01/50 (a)	80,000	68,750
The Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	89,157
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	131,613
The Clorox Co.
3.50%, 12/15/24 (a)	100,000	103,777
3.10%, 10/01/27 (a)	150,000	154,761
3.90%, 05/15/28 (a)	100,000	106,982
The Coca-Cola Co.
1.75%, 09/06/24	200,000	200,128
3.38%, 03/25/27	300,000	316,020
1.45%, 06/01/27	200,000	192,362
1.50%, 03/05/28	200,000	191,442
1.00%, 03/15/28	350,000	324,037
2.13%, 09/06/29	150,000	146,451
3.45%, 03/25/30	200,000	211,866
1.65%, 06/01/30	300,000	278,217
2.00%, 03/05/31	200,000	189,630

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 03/15/31	350,000	314,604
2.25%, 01/05/32	350,000	337,949
2.50%, 06/01/40	200,000	181,588
2.88%, 05/05/41	150,000	142,877
4.20%, 03/25/50	150,000	173,285
2.60%, 06/01/50	350,000	307,531
3.00%, 03/05/51	350,000	332,969
2.50%, 03/15/51	300,000	257,700
2.75%, 06/01/60	200,000	175,442
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	200,000	201,042
3.15%, 03/15/27 (a)	100,000	104,045
2.38%, 12/01/29 (a)	100,000	98,333
2.60%, 04/15/30 (a)	150,000	149,216
1.95%, 03/15/31 (a)	150,000	141,360
6.00%, 05/15/37	90,000	120,894
4.15%, 03/15/47 (a)	100,000	113,438
3.13%, 12/01/49 (a)	150,000	147,030
The Hershey Co.
3.38%, 05/15/23 (a)	100,000	102,205
2.05%, 11/15/24 (a)	100,000	100,638
0.90%, 06/01/25 (a)	150,000	144,498
2.45%, 11/15/29 (a)	100,000	99,766
3.13%, 11/15/49 (a)	100,000	98,209
2.65%, 06/01/50 (a)	200,000	179,640
The JM Smucker Co.
3.50%, 03/15/25	387,000	400,653
2.38%, 03/15/30 (a)	100,000	95,268
2.13%, 03/15/32 (a)	250,000	228,837
4.38%, 03/15/45	100,000	108,489
3.55%, 03/15/50 (a)	100,000	95,635
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	164,393
The Kroger Co.
3.50%, 02/01/26 (a)	200,000	208,328
2.65%, 10/15/26 (a)	150,000	151,499
3.70%, 08/01/27 (a)	100,000	105,436
4.50%, 01/15/29 (a)	200,000	220,078
2.20%, 05/01/30 (a)	200,000	189,606
1.70%, 01/15/31 (a)	100,000	90,690
5.40%, 07/15/40 (a)	200,000	240,242
5.00%, 04/15/42 (a)	100,000	115,875
3.88%, 10/15/46 (a)	100,000	100,837
4.45%, 02/01/47 (a)	350,000	381,269
4.65%, 01/15/48 (a)	150,000	168,395
3.95%, 01/15/50 (a)	150,000	154,554
The Methodist Hospital
2.71%, 12/01/50 (a)	150,000	131,721
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	250,000	219,455
4.02%, 08/01/45	150,000	165,129
2.61%, 08/01/60 (a)	100,000	84,161
3.95%, 08/01/19 (a)	100,000	103,257
The Procter & Gamble Co.
3.10%, 08/15/23	150,000	153,641
0.55%, 10/29/25	125,000	118,953
2.70%, 02/02/26	150,000	154,653
1.00%, 04/23/26	250,000	240,177
2.45%, 11/03/26	241,000	245,420
1.90%, 02/01/27	200,000	199,664
2.80%, 03/25/27	200,000	206,218
2.85%, 08/11/27	150,000	155,376
3.00%, 03/25/30	200,000	208,798
1.20%, 10/29/30	150,000	136,116
1.95%, 04/23/31	150,000	144,326
2.30%, 02/01/32	200,000	198,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/25/40	300,000	321,432
3.50%, 10/25/47	200,000	215,916
3.60%, 03/25/50	175,000	193,193
The Toledo Hospital
5.33%, 11/15/28	150,000	165,351
6.02%, 11/15/48	50,000	58,932
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	300,000	295,962
1.22%, 10/18/24 (a)	500,000	489,005
1.75%, 10/15/28 (a)	200,000	189,648
2.60%, 10/01/29 (a)	150,000	148,457
2.00%, 10/15/31 (a)	250,000	232,247
2.80%, 10/15/41 (a)	250,000	230,432
5.30%, 02/01/44 (a)	145,000	183,909
4.10%, 08/15/47 (a)	150,000	167,175
Trinity Health Corp.
4.13%, 12/01/45	100,000	113,097
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	150,000	154,346
3.95%, 08/15/24 (a)	300,000	311,919
4.00%, 03/01/26 (a)	100,000	104,795
3.55%, 06/02/27 (a)	250,000	259,905
4.35%, 03/01/29 (a)	150,000	162,708
4.88%, 08/15/34 (a)	150,000	171,965
5.15%, 08/15/44 (a)	150,000	179,514
4.55%, 06/02/47 (a)	100,000	111,507
5.10%, 09/28/48 (a)	300,000	360,255
Unilever Capital Corp.
0.38%, 09/14/23	250,000	245,322
2.60%, 05/05/24 (a)	200,000	202,484
3.38%, 03/22/25 (a)	100,000	103,418
2.00%, 07/28/26	250,000	247,875
2.90%, 05/05/27 (a)	250,000	255,727
3.50%, 03/22/28 (a)	250,000	263,720
2.13%, 09/06/29 (a)	150,000	144,656
1.38%, 09/14/30 (a)	250,000	224,407
1.75%, 08/12/31 (a)	150,000	137,750
5.90%, 11/15/32	300,000	382,788
2.63%, 08/12/51 (a)	100,000	86,921
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(b)	150,000	142,911
2.65%, 10/15/30 (a)(b)	225,000	212,292
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	300,000	309,867
5.25%, 06/15/46 (a)	200,000	212,488
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	145,019
2.30%, 06/22/27 (a)	250,000	240,792
2.70%, 06/22/30 (a)	300,000	280,248
3.85%, 06/22/40 (a)	300,000	281,847
4.00%, 06/22/50 (a)	400,000	355,000
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	91,556
Whirlpool Corp.
3.70%, 05/01/25	100,000	104,344
4.75%, 02/26/29 (a)	100,000	110,632
2.40%, 05/15/31 (a)	100,000	95,206
4.50%, 06/01/46 (a)	100,000	107,518
4.60%, 05/15/50 (a)	100,000	109,521
Wyeth LLC
6.50%, 02/01/34	150,000	199,410
6.00%, 02/15/36	100,000	131,851
5.95%, 04/01/37	500,000	657,335
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	126,099

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	360,220
3.05%, 01/15/26 (a)	100,000	101,638
3.55%, 03/20/30 (a)	100,000	101,713
4.45%, 08/15/45 (a)	150,000	161,453
Zoetis, Inc.
3.00%, 09/12/27 (a)	200,000	203,984
3.90%, 08/20/28 (a)	100,000	105,909
2.00%, 05/15/30 (a)	250,000	232,830
4.70%, 02/01/43 (a)	195,000	225,393
3.95%, 09/12/47 (a)	150,000	161,936
4.45%, 08/20/48 (a)	100,000	114,954
3.00%, 05/15/50 (a)	100,000	92,780
		200,536,263
Energy 1.9%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	206,302
3.14%, 11/07/29 (a)	100,000	101,093
4.49%, 05/01/30 (a)	150,000	164,984
4.08%, 12/15/47 (a)	300,000	304,656
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	230,430
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	370,034
4.80%, 05/03/29 (a)	100,000	107,947
3.40%, 02/15/31 (a)	250,000	245,442
BP Capital Markets America, Inc.
2.75%, 05/10/23	300,000	303,678
3.79%, 02/06/24 (a)	150,000	154,886
3.19%, 04/06/25 (a)	250,000	256,195
3.80%, 09/21/25 (a)	300,000	314,643
3.41%, 02/11/26 (a)	150,000	155,477
3.12%, 05/04/26 (a)	200,000	205,628
3.02%, 01/16/27 (a)	100,000	101,863
3.54%, 04/06/27 (a)	100,000	104,077
3.59%, 04/14/27 (a)	200,000	209,324
3.94%, 09/21/28 (a)	150,000	159,389
4.23%, 11/06/28 (a)	350,000	378,801
3.63%, 04/06/30 (a)	300,000	312,498
1.75%, 08/10/30 (a)	350,000	317,842
3.06%, 06/17/41 (a)	300,000	269,703
3.00%, 02/24/50 (a)	400,000	342,576
2.77%, 11/10/50 (a)	400,000	326,892
2.94%, 06/04/51 (a)	450,000	379,143
3.00%, 03/17/52 (a)	250,000	212,985
3.38%, 02/08/61 (a)	400,000	353,040
BP Capital Markets PLC
3.81%, 02/10/24	250,000	258,675
3.54%, 11/04/24	200,000	207,094
3.51%, 03/17/25	200,000	207,372
3.28%, 09/19/27 (a)	350,000	360,629
3.72%, 11/28/28 (a)	150,000	157,325
Burlington Resources LLC
7.20%, 08/15/31	150,000	202,788
5.95%, 10/15/36	100,000	129,796
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	102,879
3.90%, 02/01/25 (a)	130,000	135,216
2.05%, 07/15/25 (a)	150,000	147,809
3.85%, 06/01/27 (a)	250,000	261,202
6.45%, 06/30/33	295,000	363,272
6.25%, 03/15/38	330,000	404,039
6.75%, 02/01/39	150,000	191,823
4.95%, 06/01/47 (a)	100,000	113,076
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	100,000	108,345
4.25%, 04/15/27 (a)	300,000	318,429
4.40%, 04/15/29 (a)	200,000	213,300
2.65%, 01/15/32 (a)	100,000	92,624
6.75%, 11/15/39	400,000	502,256
5.40%, 06/15/47 (a)	200,000	226,858
3.75%, 02/15/52 (a)	150,000	135,686
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	400,000	433,228
5.88%, 03/31/25 (a)	300,000	324,108
5.13%, 06/30/27 (a)	400,000	436,808
3.70%, 11/15/29 (a)	200,000	204,364
Chevron Corp.
1.14%, 05/11/23	250,000	249,155
3.19%, 06/24/23 (a)	650,000	662,772
2.90%, 03/03/24 (a)	150,000	153,285
1.55%, 05/11/25 (a)	450,000	443,799
2.95%, 05/16/26 (a)	500,000	516,860
2.00%, 05/11/27 (a)	200,000	197,330
2.24%, 05/11/30 (a)	300,000	292,320
3.08%, 05/11/50 (a)	200,000	192,874
Chevron USA, Inc.
0.43%, 08/11/23	200,000	197,122
3.90%, 11/15/24 (a)	200,000	209,882
0.69%, 08/12/25 (a)	100,000	95,545
1.02%, 08/12/27 (a)	150,000	140,279
3.85%, 01/15/28 (a)	200,000	214,622
3.25%, 10/15/29 (a)	100,000	104,439
6.00%, 03/01/41 (a)	50,000	69,118
5.25%, 11/15/43 (a)	100,000	127,654
2.34%, 08/12/50 (a)	250,000	208,407
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	212,392
5.80%, 06/01/45 (a)	100,000	121,445
Conoco Funding Co.
7.25%, 10/15/31	150,000	203,935
ConocoPhillips
3.75%, 10/01/27 (a)	150,000	160,424
4.30%, 08/15/28 (a)(b)	200,000	219,550
2.40%, 02/15/31 (a)(b)	250,000	244,717
4.88%, 10/01/47 (a)(b)	100,000	120,477
4.85%, 08/15/48 (a)(b)	100,000	119,587
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	103,217
4.95%, 03/15/26 (a)	450,000	493,348
6.95%, 04/15/29	400,000	512,092
6.50%, 02/01/39	600,000	833,352
4.30%, 11/15/44 (a)	150,000	164,922
5.95%, 03/15/46 (a)	100,000	136,375
3.80%, 03/15/52 (a)(g)	200,000	203,608
Continental Resources, Inc.
3.80%, 06/01/24 (a)	250,000	255,487
4.38%, 01/15/28 (a)	250,000	259,435
4.90%, 06/01/44 (a)	100,000	100,932
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(b)	180,000	187,128
4.38%, 03/15/29 (a)(b)	100,000	107,358
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	167,369
5.25%, 10/15/27 (a)	130,000	135,268
5.88%, 06/15/28 (a)(b)	30,000	31,986
4.50%, 01/15/30 (a)	130,000	136,059
7.95%, 04/15/32	100,000	136,074
5.60%, 07/15/41 (a)	400,000	467,964

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 05/15/42 (a)	100,000	107,428
5.00%, 06/15/45 (a)	100,000	111,572
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	300,000	303,771
4.75%, 05/31/25 (a)	150,000	160,382
3.25%, 12/01/26 (a)	200,000	204,506
3.50%, 12/01/29 (a)	150,000	151,707
3.13%, 03/24/31 (a)	300,000	293,022
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	200,000	205,008
2.50%, 11/15/24 (a)	100,000	100,382
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(b)	200,000	199,712
4.80%, 11/01/43 (a)(b)	100,000	109,416
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	150,000	154,167
4.95%, 05/15/28 (a)	300,000	323,688
4.15%, 09/15/29 (a)	150,000	154,868
5.00%, 05/15/44 (a)	75,000	75,022
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	200,000	221,552
5.50%, 09/15/40 (a)	180,000	212,053
7.38%, 10/15/45 (a)	100,000	142,816
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	256,965
2.50%, 02/14/25	200,000	200,790
1.60%, 10/04/26 (a)	100,000	95,627
3.70%, 07/15/27 (a)	350,000	365,452
3.13%, 11/15/29 (a)	250,000	251,407
2.50%, 08/01/33 (a)	200,000	184,494
4.50%, 06/10/44 (a)	200,000	212,714
5.50%, 12/01/46 (a)	200,000	246,212
4.00%, 11/15/49 (a)	100,000	100,884
3.40%, 08/01/51 (a)	150,000	137,246
Energy Transfer LP
4.25%, 03/15/23 (a)	250,000	254,905
4.20%, 09/15/23 (a)	200,000	205,898
5.88%, 01/15/24 (a)	250,000	264,140
4.25%, 04/01/24 (a)	150,000	155,043
4.05%, 03/15/25 (a)	150,000	155,433
2.90%, 05/15/25 (a)	250,000	251,515
5.95%, 12/01/25 (a)	200,000	220,406
4.75%, 01/15/26 (a)	150,000	159,477
3.90%, 07/15/26 (a)	100,000	103,510
4.20%, 04/15/27 (a)	100,000	104,259
5.50%, 06/01/27 (a)	150,000	165,678
4.00%, 10/01/27 (a)	200,000	206,786
4.95%, 06/15/28 (a)	150,000	162,336
5.25%, 04/15/29 (a)	150,000	164,973
3.75%, 05/15/30 (a)	300,000	304,209
4.90%, 03/15/35 (a)	230,000	242,335
5.80%, 06/15/38 (a)	150,000	168,173
7.50%, 07/01/38	150,000	191,870
6.05%, 06/01/41 (a)	100,000	113,730
6.50%, 02/01/42 (a)	300,000	355,194
6.10%, 02/15/42	100,000	113,096
5.95%, 10/01/43 (a)	200,000	220,676
5.30%, 04/01/44 (a)	200,000	207,718
5.15%, 03/15/45 (a)	250,000	256,902
5.35%, 05/15/45 (a)	100,000	105,450
6.13%, 12/15/45 (a)	265,000	301,172
5.30%, 04/15/47 (a)	100,000	105,059
5.40%, 10/01/47 (a)	350,000	373,026
6.00%, 06/15/48 (a)	150,000	170,142
6.25%, 04/15/49 (a)	250,000	292,642
5.00%, 05/15/50 (a)	350,000	365,011
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy Transfer LP/Regency Energy Finance Corp
4.50%, 11/01/23 (a)	150,000	154,650
Energy Transfer Partners LP
5.15%, 02/01/43 (a)	100,000	101,955
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	405,508
3.90%, 02/15/24 (a)	195,000	201,710
3.75%, 02/15/25 (a)	230,000	239,317
3.70%, 02/15/26 (a)	100,000	104,419
3.95%, 02/15/27 (a)	150,000	158,468
4.15%, 10/16/28 (a)	250,000	268,812
3.13%, 07/31/29 (a)	200,000	202,142
2.80%, 01/31/30 (a)	350,000	344,900
7.55%, 04/15/38	100,000	137,760
6.13%, 10/15/39	200,000	248,524
5.95%, 02/01/41	100,000	122,607
5.70%, 02/15/42	200,000	238,432
4.85%, 08/15/42 (a)	100,000	109,204
4.45%, 02/15/43 (a)	200,000	206,892
4.85%, 03/15/44 (a)	300,000	327,354
5.10%, 02/15/45 (a)	300,000	335,718
4.90%, 05/15/46 (a)	350,000	384,744
4.25%, 02/15/48 (a)	400,000	407,136
4.80%, 02/01/49 (a)	150,000	164,456
4.20%, 01/31/50 (a)	250,000	252,010
3.70%, 01/31/51 (a)	200,000	187,724
3.20%, 02/15/52 (a)	250,000	216,562
3.30%, 02/15/53 (a)	250,000	219,215
3.95%, 01/31/60 (a)	150,000	141,053
5.25%, 08/16/77 (a)(c)	200,000	190,730
5.38%, 02/15/78 (a)(c)	100,000	93,144
EOG Resources, Inc.
2.63%, 03/15/23 (a)	260,000	262,109
3.15%, 04/01/25 (a)	100,000	102,783
4.15%, 01/15/26 (a)	100,000	107,029
4.38%, 04/15/30 (a)	150,000	166,113
3.90%, 04/01/35 (a)	174,000	187,739
4.95%, 04/15/50 (a)	150,000	182,642
Exxon Mobil Corp.
2.73%, 03/01/23 (a)	350,000	354,221
1.57%, 04/15/23	600,000	601,716
2.02%, 08/16/24 (a)	250,000	251,470
2.71%, 03/06/25 (a)	300,000	305,616
2.99%, 03/19/25 (a)	700,000	719,194
3.04%, 03/01/26 (a)	500,000	517,670
2.28%, 08/16/26 (a)	150,000	150,840
3.29%, 03/19/27 (a)	150,000	157,473
2.44%, 08/16/29 (a)	200,000	197,012
3.48%, 03/19/30 (a)	400,000	422,616
2.61%, 10/15/30 (a)	450,000	446,508
3.00%, 08/16/39 (a)	150,000	143,481
4.23%, 03/19/40 (a)	450,000	495,949
3.57%, 03/06/45 (a)	230,000	230,692
4.11%, 03/01/46 (a)	550,000	600,732
3.10%, 08/16/49 (a)	300,000	282,393
4.33%, 03/19/50 (a)	500,000	567,490
3.45%, 04/15/51 (a)	550,000	545,869
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	204,138
3.80%, 11/15/25 (a)	100,000	104,800
2.92%, 03/01/30 (a)	250,000	246,337
4.85%, 11/15/35 (a)	150,000	167,882
6.70%, 09/15/38	100,000	129,377
7.45%, 09/15/39	200,000	276,454
4.50%, 11/15/41 (a)	300,000	311,505
4.75%, 08/01/43 (a)	200,000	213,656
5.00%, 11/15/45 (a)	330,000	368,676

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	192,180
Hess Corp.
4.30%, 04/01/27 (a)	250,000	264,620
7.88%, 10/01/29	100,000	129,334
7.30%, 08/15/31	100,000	127,528
7.13%, 03/15/33	200,000	255,186
6.00%, 01/15/40	100,000	119,279
5.60%, 02/15/41	100,000	115,430
5.80%, 04/01/47 (a)	250,000	300,197
HollyFrontier Corp.
2.63%, 10/01/23	100,000	100,631
5.88%, 04/01/26 (a)	150,000	163,055
4.50%, 10/01/30 (a)	200,000	202,260
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (a)	100,000	103,235
4.30%, 05/01/24 (a)	296,000	307,198
7.30%, 08/15/33	200,000	257,596
5.80%, 03/15/35	150,000	177,134
6.95%, 01/15/38	330,000	421,981
6.55%, 09/15/40	150,000	184,635
7.50%, 11/15/40	100,000	134,743
5.63%, 09/01/41	200,000	226,972
5.00%, 08/15/42 (a)	100,000	105,492
4.70%, 11/01/42 (a)	45,000	46,176
5.00%, 03/01/43 (a)	200,000	212,358
5.50%, 03/01/44 (a)	200,000	225,032
5.40%, 09/01/44 (a)	195,000	217,887
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	395,000	414,165
1.75%, 11/15/26 (a)	100,000	95,853
4.30%, 03/01/28 (a)	200,000	213,260
2.00%, 02/15/31 (a)	250,000	224,710
7.75%, 01/15/32	150,000	198,763
5.30%, 12/01/34 (a)	250,000	282,075
5.55%, 06/01/45 (a)	330,000	378,573
5.05%, 02/15/46 (a)	200,000	217,140
5.20%, 03/01/48 (a)	100,000	111,592
3.25%, 08/01/50 (a)	100,000	84,333
3.60%, 02/15/51 (a)	150,000	134,892
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	200,208
5.15%, 10/15/43 (a)	250,000	276,467
4.85%, 02/01/49 (a)	150,000	161,504
3.95%, 03/01/50 (a)	150,000	142,661
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	212,478
6.80%, 03/15/32	100,000	123,230
6.60%, 10/01/37	150,000	189,018
5.20%, 06/01/45 (a)	200,000	221,414
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	230,000	236,463
4.70%, 05/01/25 (a)	200,000	212,624
5.13%, 12/15/26 (a)	100,000	110,144
3.80%, 04/01/28 (a)	100,000	103,467
6.50%, 03/01/41 (a)	200,000	255,048
4.75%, 09/15/44 (a)	150,000	158,925
4.50%, 04/01/48 (a)	150,000	155,549
5.00%, 09/15/54 (a)	100,000	108,054
MPLX LP
4.50%, 07/15/23 (a)	200,000	205,574
4.88%, 12/01/24 (a)	300,000	318,036
4.00%, 02/15/25 (a)	100,000	104,080
4.88%, 06/01/25 (a)	300,000	319,587
1.75%, 03/01/26 (a)	250,000	240,525
4.13%, 03/01/27 (a)	200,000	210,952
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 12/01/27 (a)	350,000	371,262
4.00%, 03/15/28 (a)	150,000	156,635
4.80%, 02/15/29 (a)	150,000	164,409
2.65%, 08/15/30 (a)	250,000	235,780
4.50%, 04/15/38 (a)	350,000	363,083
5.20%, 03/01/47 (a)	250,000	276,215
5.20%, 12/01/47 (a)	100,000	109,207
4.70%, 04/15/48 (a)	300,000	311,991
5.50%, 02/15/49 (a)	300,000	343,047
4.90%, 04/15/58 (a)	100,000	103,559
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	106,687
5.50%, 01/15/26 (a)	100,000	108,483
3.95%, 09/15/27 (a)	100,000	102,505
4.75%, 09/01/28 (a)	100,000	105,689
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	211,148
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	100,320
3.95%, 12/01/42 (a)	150,000	137,249
ONEOK Partners LP
5.00%, 09/15/23 (a)	150,000	155,564
4.90%, 03/15/25 (a)	150,000	159,132
6.65%, 10/01/36	250,000	303,067
6.13%, 02/01/41 (a)	150,000	173,846
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	160,155
2.75%, 09/01/24 (a)	150,000	150,912
2.20%, 09/15/25 (a)	50,000	49,420
5.85%, 01/15/26 (a)	155,000	172,659
4.55%, 07/15/28 (a)	150,000	160,188
3.40%, 09/01/29 (a)	150,000	148,680
3.10%, 03/15/30 (a)	200,000	194,114
6.35%, 01/15/31 (a)	220,000	261,226
5.20%, 07/15/48 (a)	250,000	272,860
4.45%, 09/01/49 (a)	150,000	148,499
4.50%, 03/15/50 (a)	50,000	49,566
7.15%, 01/15/51 (a)	200,000	265,948
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	200,000	216,310
Ovintiv, Inc.
7.38%, 11/01/31	200,000	253,354
6.50%, 08/15/34	200,000	244,150
6.63%, 08/15/37	200,000	244,706
Phillips 66
3.85%, 04/09/25 (a)	400,000	416,612
1.30%, 02/15/26 (a)	150,000	143,372
3.90%, 03/15/28 (a)	150,000	157,314
2.15%, 12/15/30 (a)	250,000	231,142
4.65%, 11/15/34 (a)	150,000	167,645
5.88%, 05/01/42	300,000	381,678
4.88%, 11/15/44 (a)	350,000	398,979
3.30%, 03/15/52 (a)	200,000	179,256
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	50,000	50,268
3.61%, 02/15/25 (a)	130,000	134,185
3.55%, 10/01/26 (a)	150,000	154,785
3.75%, 03/01/28 (a)	100,000	103,006
3.15%, 12/15/29 (a)	100,000	99,408
4.68%, 02/15/45 (a)	100,000	108,167
4.90%, 10/01/46 (a)	100,000	111,543
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	190,466
1.90%, 08/15/30 (a)	200,000	182,146
2.15%, 01/15/31 (a)	200,000	184,772

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	250,000	265,032
4.50%, 12/15/26 (a)	230,000	245,352
3.55%, 12/15/29 (a)	150,000	148,628
3.80%, 09/15/30 (a)	250,000	250,680
6.65%, 01/15/37	250,000	296,607
5.15%, 06/01/42 (a)	100,000	100,333
4.30%, 01/31/43 (a)	100,000	91,050
4.70%, 06/15/44 (a)	100,000	95,256
4.90%, 02/15/45 (a)	100,000	97,211
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	300,000	309,930
5.75%, 05/15/24 (a)	380,000	404,388
5.63%, 03/01/25 (a)	450,000	485,977
5.88%, 06/30/26 (a)	200,000	222,512
5.00%, 03/15/27 (a)	400,000	435,476
4.20%, 03/15/28 (a)	350,000	368,784
4.50%, 05/15/30 (a)	375,000	403,924
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	145,719
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	205,506
2.65%, 06/26/30 (a)	350,000	341,127
Shell International Finance BV
0.38%, 09/15/23	200,000	196,644
3.50%, 11/13/23 (a)	250,000	257,600
2.00%, 11/07/24 (a)	200,000	200,726
3.25%, 05/11/25	430,000	446,073
2.88%, 05/10/26	400,000	412,480
2.50%, 09/12/26	250,000	253,107
3.88%, 11/13/28 (a)	450,000	482,881
2.38%, 11/07/29 (a)	400,000	390,452
2.75%, 04/06/30 (a)	300,000	299,832
4.13%, 05/11/35	400,000	439,212
6.38%, 12/15/38	500,000	681,500
5.50%, 03/25/40	250,000	316,020
3.63%, 08/21/42	230,000	232,675
4.55%, 08/12/43	150,000	171,561
4.38%, 05/11/45	530,000	587,463
4.00%, 05/10/46	430,000	456,419
3.75%, 09/12/46	200,000	205,664
3.13%, 11/07/49 (a)	300,000	278,961
3.25%, 04/06/50 (a)	500,000	480,100
3.00%, 11/26/51 (a)	200,000	182,286
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	313,860
3.50%, 03/15/25 (a)	200,000	205,638
4.50%, 03/15/45 (a)	150,000	157,013
Suncor Energy, Inc.
2.80%, 05/15/23	300,000	303,777
3.10%, 05/15/25 (a)	100,000	102,202
5.35%, 07/15/33	100,000	113,548
6.80%, 05/15/38	100,000	130,472
6.50%, 06/15/38	500,000	633,440
6.85%, 06/01/39	200,000	264,674
4.00%, 11/15/47 (a)	100,000	100,992
3.75%, 03/04/51 (a)	150,000	144,215
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26 (a)	250,000	258,095
6.50%, 07/15/27 (a)	250,000	265,187
4.88%, 02/01/31 (a)	250,000	257,662
4.00%, 01/15/32 (a)	250,000	246,892
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	157,809
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	244,168
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Williams Cos., Inc.
4.50%, 11/15/23 (a)	150,000	155,580
4.30%, 03/04/24 (a)	450,000	466,726
4.55%, 06/24/24 (a)	100,000	104,967
3.90%, 01/15/25 (a)	100,000	103,870
3.75%, 06/15/27 (a)	200,000	208,660
7.50%, 01/15/31	150,000	193,568
2.60%, 03/15/31 (a)	300,000	283,974
8.75%, 03/15/32	250,000	352,670
6.30%, 04/15/40	300,000	371,472
5.80%, 11/15/43 (a)	222,000	263,028
5.40%, 03/04/44 (a)	100,000	112,783
5.75%, 06/24/44 (a)	100,000	118,072
4.90%, 01/15/45 (a)	200,000	215,792
5.10%, 09/15/45 (a)	100,000	110,754
4.85%, 03/01/48 (a)	150,000	163,563
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	200,000	202,886
TotalEnergies Capital International S.A.
3.70%, 01/15/24	200,000	207,050
3.75%, 04/10/24	200,000	206,656
2.43%, 01/10/25 (a)	150,000	151,277
3.46%, 02/19/29 (a)	300,000	313,092
2.83%, 01/10/30 (a)	200,000	200,876
2.99%, 06/29/41 (a)	200,000	185,612
3.46%, 07/12/49 (a)	200,000	195,106
3.13%, 05/29/50 (a)	450,000	416,520
3.39%, 06/29/60 (a)	200,000	187,216
TotalEnergies Capital S.A.
3.88%, 10/11/28	150,000	160,656
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	100,000	102,611
4.88%, 01/15/26 (a)	200,000	216,538
4.25%, 05/15/28 (a)	450,000	480,384
4.10%, 04/15/30 (a)	200,000	212,380
2.50%, 10/12/31 (a)	200,000	187,752
4.63%, 03/01/34 (a)	350,000	383,397
5.60%, 03/31/34	100,000	117,488
5.85%, 03/15/36	100,000	121,916
6.20%, 10/15/37	300,000	379,854
4.75%, 05/15/38 (a)	100,000	109,720
7.63%, 01/15/39	150,000	214,528
6.10%, 06/01/40	150,000	190,049
5.00%, 10/16/43 (a)	200,000	227,096
4.88%, 05/15/48 (a)	250,000	283,715
5.10%, 03/15/49 (a)	250,000	294,087
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	200,000	201,238
5.40%, 08/15/41 (a)	100,000	117,227
4.60%, 03/15/48 (a)	100,000	109,354
3.95%, 05/15/50 (a)	100,000	99,901
Valero Energy Corp.
1.20%, 03/15/24	200,000	196,358
2.85%, 04/15/25 (a)	86,000	86,998
3.40%, 09/15/26 (a)	400,000	411,480
2.15%, 09/15/27 (a)	250,000	242,997
4.00%, 04/01/29 (a)	150,000	156,990
7.50%, 04/15/32	150,000	196,001
6.63%, 06/15/37	200,000	257,322
4.90%, 03/15/45	230,000	248,816
3.65%, 12/01/51 (a)	200,000	180,032
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	160,355
		99,991,122

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial Other 0.1%
Brown University in Providence in the State of Rhode Island and Providence Plant
2.92%, 09/01/50 (a)	100,000	98,284
California Institute of Technology
4.32%, 08/01/45	100,000	119,577
3.65%, 09/01/19 (a)	200,000	190,584
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	317,100
Duke University
2.68%, 10/01/44	100,000	92,584
2.76%, 10/01/50	100,000	91,304
2.83%, 10/01/55	100,000	92,451
Emory University
2.97%, 09/01/50 (a)	250,000	238,325
Johns Hopkins University
4.08%, 07/01/53	100,000	120,596
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	169,683
2.99%, 07/01/50 (a)	100,000	99,704
2.29%, 07/01/51 (a)	100,000	85,631
5.60%, 07/01/11	150,000	232,273
4.68%, 07/01/14	100,000	130,018
Northeastern University
2.89%, 10/01/50	150,000	136,091
Northwestern University
4.64%, 12/01/44	100,000	119,189
2.64%, 12/01/50 (a)	100,000	91,003
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	102,109
2.52%, 10/15/50 (a)	100,000	90,203
3.30%, 07/15/56 (a)	100,000	104,284
Princeton University
5.70%, 03/01/39	200,000	270,894
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	240,095
3.05%, 10/01/41 (a)	150,000	130,901
Steelcase, Inc.
5.13%, 01/18/29 (a)	100,000	109,254
The American University
3.67%, 04/01/49	100,000	107,284
The George Washington University
4.30%, 09/15/44	100,000	115,691
4.87%, 09/15/45	50,000	61,750
4.13%, 09/15/48 (a)	250,000	281,862
The Georgetown University
4.32%, 04/01/49 (a)	50,000	55,963
2.94%, 04/01/50	100,000	90,959
5.22%, 10/01/18 (a)	50,000	65,083
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	191,758
3.65%, 05/01/48 (a)	100,000	111,239
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	129,495
4.67%, 09/01/12	50,000	65,079
The Trustees of the University of Princeton
2.52%, 07/01/50 (a)	100,000	89,156
The University of Chicago
2.76%, 04/01/45 (a)	100,000	95,063
2.55%, 04/01/50 (a)	100,000	89,308
Trustees of Boston College
3.13%, 07/01/52	150,000	146,949
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	105,213
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Southern California
3.03%, 10/01/39	150,000	147,718
3.84%, 10/01/47 (a)	150,000	167,316
2.95%, 10/01/51 (a)	100,000	97,089
3.23%, 10/01/20 (a)	100,000	94,041
William Marsh Rice University
3.57%, 05/15/45	200,000	214,112
Yale University
0.87%, 04/15/25 (a)	100,000	97,092
1.48%, 04/15/30 (a)	200,000	185,422
2.40%, 04/15/50 (a)	100,000	88,259
		6,365,038
Technology 2.5%
Adobe, Inc.
1.90%, 02/01/25 (a)	200,000	200,134
3.25%, 02/01/25 (a)	150,000	154,973
2.15%, 02/01/27 (a)	200,000	199,144
2.30%, 02/01/30 (a)	200,000	195,176
Alphabet, Inc.
3.38%, 02/25/24	145,000	150,220
0.45%, 08/15/25 (a)	150,000	143,135
2.00%, 08/15/26 (a)	400,000	401,148
0.80%, 08/15/27 (a)	250,000	233,133
1.10%, 08/15/30 (a)	250,000	226,565
1.90%, 08/15/40 (a)	300,000	252,609
2.05%, 08/15/50 (a)	500,000	404,435
2.25%, 08/15/60 (a)	500,000	401,365
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	236,007
Analog Devices, Inc.
2.95%, 04/01/25 (a)	150,000	153,701
3.50%, 12/05/26 (a)	100,000	105,582
1.70%, 10/01/28 (a)	200,000	190,418
2.10%, 10/01/31 (a)	200,000	190,788
2.80%, 10/01/41 (a)	200,000	184,370
2.95%, 10/01/51 (a)	250,000	229,160
Apple Inc.
2.40%, 05/03/23	1,080,000	1,093,392
0.75%, 05/11/23	350,000	347,756
3.00%, 02/09/24 (a)	250,000	256,297
3.45%, 05/06/24	400,000	414,564
2.85%, 05/11/24 (a)	300,000	306,714
1.80%, 09/11/24 (a)	100,000	100,034
2.75%, 01/13/25 (a)	300,000	307,395
2.50%, 02/09/25	289,000	294,289
1.13%, 05/11/25 (a)	400,000	390,696
3.20%, 05/13/25	450,000	466,987
0.55%, 08/20/25 (a)	350,000	333,480
0.70%, 02/08/26 (a)	600,000	573,570
3.25%, 02/23/26 (a)	680,000	709,968
2.45%, 08/04/26 (a)	550,000	558,833
2.05%, 09/11/26 (a)	450,000	449,271
3.35%, 02/09/27 (a)	400,000	421,548
3.20%, 05/11/27 (a)	350,000	366,842
3.00%, 06/20/27 (a)	200,000	208,200
2.90%, 09/12/27 (a)	400,000	412,788
3.00%, 11/13/27 (a)	350,000	363,699
1.20%, 02/08/28 (a)	500,000	470,035
1.40%, 08/05/28 (a)	450,000	425,101
2.20%, 09/11/29 (a)	450,000	441,891
1.65%, 05/11/30 (a)	400,000	374,416
1.25%, 08/20/30 (a)	300,000	270,564
1.65%, 02/08/31 (a)	500,000	464,405
1.70%, 08/05/31 (a)	400,000	371,088
4.50%, 02/23/36 (a)	200,000	235,056

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 02/08/41 (a)	300,000	267,108
3.85%, 05/04/43	480,000	517,627
4.45%, 05/06/44	150,000	175,674
3.45%, 02/09/45	400,000	409,260
4.38%, 05/13/45	300,000	348,627
4.65%, 02/23/46 (a)	850,000	1,032,979
3.85%, 08/04/46 (a)	400,000	434,328
4.25%, 02/09/47 (a)	195,000	224,788
3.75%, 09/12/47 (a)	250,000	267,197
3.75%, 11/13/47 (a)	200,000	214,490
2.95%, 09/11/49 (a)	400,000	376,904
2.65%, 05/11/50 (a)	600,000	534,510
2.40%, 08/20/50 (a)	300,000	254,472
2.65%, 02/08/51 (a)	500,000	445,275
2.70%, 08/05/51 (a)	350,000	313,271
2.55%, 08/20/60 (a)	400,000	333,952
2.80%, 02/08/61 (a)	250,000	220,363
2.85%, 08/05/61 (a)	300,000	266,805
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	158,582
3.30%, 04/01/27 (a)	150,000	156,741
1.75%, 06/01/30 (a)	250,000	234,285
5.10%, 10/01/35 (a)	150,000	182,729
5.85%, 06/15/41	100,000	133,468
4.35%, 04/01/47 (a)	150,000	172,496
2.75%, 06/01/50 (a)	200,000	181,440
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	102,149
3.25%, 09/08/24 (a)	250,000	254,325
2.95%, 02/15/32 (a)	100,000	95,649
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	211,286
2.85%, 01/15/30 (a)	100,000	97,745
2.40%, 12/15/31 (a)	200,000	185,394
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	208,842
1.70%, 05/15/28 (a)	200,000	192,966
1.25%, 09/01/30 (a)	200,000	180,054
Avnet, Inc.
4.63%, 04/15/26 (a)	200,000	212,192
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	205,244
4.13%, 06/30/25	500,000	523,190
1.72%, 04/09/26 (a)	200,000	192,032
4.88%, 11/14/28 (a)	200,000	220,536
2.38%, 10/09/30 (a)(d)	200,000	187,104
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	150,000	153,933
3.13%, 01/15/25 (a)	100,000	102,315
3.88%, 01/15/27 (a)	600,000	625,314
3.50%, 01/15/28 (a)	150,000	153,276
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	154,455
4.70%, 04/15/25 (a)	150,000	159,456
3.15%, 11/15/25 (a)	250,000	254,800
4.25%, 04/15/26 (a)	150,000	158,514
3.46%, 09/15/26 (a)	256,000	263,726
1.95%, 02/15/28 (a)(b)	250,000	236,102
4.11%, 09/15/28 (a)	413,000	434,245
4.75%, 04/15/29 (a)	500,000	543,630
5.00%, 04/15/30 (a)	200,000	221,136
4.15%, 11/15/30 (a)	450,000	472,225
2.45%, 02/15/31 (a)(b)	450,000	415,917
4.30%, 11/15/32 (a)	350,000	369,106
2.60%, 02/15/33 (a)(b)	400,000	364,768
3.42%, 04/15/33 (a)(b)	350,000	341,922
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.47%, 04/15/34 (a)(b)	650,000	631,280
3.14%, 11/15/35 (a)(b)	750,000	695,362
3.19%, 11/15/36 (a)(b)	300,000	278,628
3.50%, 02/15/41 (a)(b)	650,000	601,172
3.75%, 02/15/51 (a)(b)	450,000	420,876
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	103,929
2.90%, 12/01/29 (a)	150,000	147,951
2.60%, 05/01/31 (a)	200,000	188,146
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	200,000	203,034
2.67%, 12/01/26 (a)	200,000	195,610
4.25%, 04/01/28 (a)	200,000	198,504
3.25%, 02/15/29 (a)	200,000	186,550
3.57%, 12/01/31 (a)	200,000	194,962
CGI, Inc.
2.30%, 09/14/31 (a)(b)	100,000	92,428
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	150,000	151,571
3.50%, 06/15/25	512,000	536,064
2.95%, 02/28/26	200,000	207,426
2.50%, 09/20/26 (a)	100,000	102,267
5.90%, 02/15/39	100,000	133,056
5.50%, 01/15/40	650,000	837,616
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	250,000	245,272
4.50%, 12/01/27 (a)	100,000	103,502
3.30%, 03/01/30 (a)	125,000	125,661
Corning, Inc.
5.75%, 08/15/40	150,000	190,076
4.75%, 03/15/42	100,000	115,750
5.35%, 11/15/48 (a)	100,000	125,167
3.90%, 11/15/49 (a)	100,000	101,338
4.38%, 11/15/57 (a)	100,000	105,479
5.85%, 11/15/68 (a)	100,000	129,373
5.45%, 11/15/79 (a)	190,000	220,368
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	293,000	305,019
4.00%, 07/15/24 (a)	250,000	259,477
5.85%, 07/15/25 (a)	200,000	219,878
6.02%, 06/15/26 (a)	880,000	984,447
4.90%, 10/01/26 (a)	350,000	379,571
6.10%, 07/15/27 (a)	100,000	115,307
5.30%, 10/01/29 (a)	300,000	335,853
6.20%, 07/15/30 (a)	200,000	236,924
8.10%, 07/15/36 (a)	189,000	261,850
3.38%, 12/15/41 (a)(b)	100,000	88,296
8.35%, 07/15/46 (a)	250,000	380,755
3.45%, 12/15/51 (a)(b)	250,000	211,525
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	143,196
2.38%, 09/15/28 (a)	150,000	142,530
Equifax, Inc.
2.60%, 12/01/24 (a)	150,000	151,223
2.60%, 12/15/25 (a)	100,000	100,213
3.10%, 05/15/30 (a)	200,000	198,190
2.35%, 09/15/31 (a)	250,000	230,128
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	151,004
1.25%, 07/15/25 (a)	250,000	238,650
1.00%, 09/15/25 (a)	200,000	189,580
2.90%, 11/18/26 (a)	100,000	100,828
1.55%, 03/15/28 (a)	250,000	229,970
3.20%, 11/18/29 (a)	200,000	197,472
2.15%, 07/15/30 (a)	300,000	274,011
2.50%, 05/15/31 (a)	200,000	185,100

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 07/15/50 (a)	100,000	83,575
2.95%, 09/15/51 (a)	50,000	41,184
3.40%, 02/15/52 (a)	150,000	135,341
Fidelity National Information Services, Inc.
0.38%, 03/01/23	200,000	197,456
0.60%, 03/01/24	150,000	145,680
1.15%, 03/01/26 (a)	250,000	236,290
1.65%, 03/01/28 (a)	200,000	185,458
3.75%, 05/21/29 (a)	100,000	103,397
2.25%, 03/01/31 (a)	200,000	183,240
3.10%, 03/01/41 (a)	200,000	180,416
Fiserv, Inc.
3.80%, 10/01/23 (a)	150,000	154,412
2.75%, 07/01/24 (a)	450,000	454,869
3.85%, 06/01/25 (a)	100,000	104,180
3.20%, 07/01/26 (a)	450,000	459,922
2.25%, 06/01/27 (a)	250,000	244,580
4.20%, 10/01/28 (a)	150,000	160,064
3.50%, 07/01/29 (a)	650,000	660,049
2.65%, 06/01/30 (a)	150,000	143,219
4.40%, 07/01/49 (a)	375,000	400,425
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	106,178
3.75%, 02/01/26 (a)	200,000	206,634
4.88%, 06/15/29 (a)	100,000	108,343
4.88%, 05/12/30 (a)	200,000	216,380
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	140,730
2.20%, 03/15/31 (a)	100,000	92,072
Global Payments, Inc.
3.75%, 06/01/23 (a)	200,000	203,714
4.00%, 06/01/23 (a)	100,000	102,476
1.50%, 11/15/24 (a)	100,000	97,644
2.65%, 02/15/25 (a)	250,000	251,227
1.20%, 03/01/26 (a)	200,000	188,876
2.15%, 01/15/27 (a)	150,000	145,076
4.45%, 06/01/28 (a)	100,000	107,151
3.20%, 08/15/29 (a)	200,000	197,908
2.90%, 05/15/30 (a)	225,000	216,738
2.90%, 11/15/31 (a)	150,000	143,061
4.15%, 08/15/49 (a)	200,000	197,382
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (a)	150,000	150,951
1.45%, 04/01/24 (a)	500,000	492,365
4.90%, 10/15/25 (a)	350,000	375,987
1.75%, 04/01/26 (a)	400,000	386,300
6.20%, 10/15/35 (a)	150,000	179,756
6.35%, 10/15/45 (a)	262,000	312,980
HP, Inc.
2.20%, 06/17/25 (a)	150,000	149,081
1.45%, 06/17/26 (a)	200,000	189,750
3.00%, 06/17/27 (a)	300,000	302,697
3.40%, 06/17/30 (a)	200,000	201,912
2.65%, 06/17/31 (a)	200,000	187,946
6.00%, 09/15/41	250,000	300,352
IHS Markit Ltd.
4.13%, 08/01/23 (a)	100,000	102,945
4.75%, 08/01/28 (a)	150,000	168,329
4.25%, 05/01/29 (a)	175,000	191,216
Intel Corp.
2.88%, 05/11/24 (a)	300,000	306,918
3.40%, 03/25/25 (a)	350,000	362,645
3.70%, 07/29/25 (a)	450,000	471,208
2.60%, 05/19/26 (a)	150,000	153,050
3.75%, 03/25/27 (a)	250,000	266,055
1.60%, 08/12/28 (a)	400,000	379,452
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 11/15/29 (a)	450,000	440,865
3.90%, 03/25/30 (a)	300,000	323,613
2.00%, 08/12/31 (a)	300,000	279,705
4.00%, 12/15/32	150,000	165,423
4.60%, 03/25/40 (a)	350,000	396,616
4.80%, 10/01/41	295,000	347,814
4.25%, 12/15/42	100,000	109,934
4.10%, 05/19/46 (a)	450,000	481,864
4.10%, 05/11/47 (a)	100,000	107,177
3.73%, 12/08/47 (a)	350,000	355,005
3.25%, 11/15/49 (a)	300,000	280,698
4.75%, 03/25/50 (a)	400,000	470,044
3.05%, 08/12/51 (a)	250,000	226,363
3.10%, 02/15/60 (a)	160,000	140,208
4.95%, 03/25/60 (a)	300,000	369,228
3.20%, 08/12/61 (a)	200,000	177,972
International Business Machines Corp.
3.38%, 08/01/23	350,000	358,802
3.63%, 02/12/24	400,000	413,908
3.00%, 05/15/24	650,000	665,418
3.45%, 02/19/26	300,000	313,071
3.30%, 05/15/26	550,000	572,649
3.30%, 01/27/27	250,000	260,610
1.70%, 05/15/27 (a)	300,000	288,630
6.22%, 08/01/27	230,000	273,527
3.50%, 05/15/29	650,000	681,174
1.95%, 05/15/30 (a)	200,000	187,958
4.15%, 05/15/39	450,000	482,485
5.60%, 11/30/39	150,000	189,927
2.85%, 05/15/40 (a)	200,000	182,338
4.00%, 06/20/42	200,000	210,796
4.70%, 02/19/46	150,000	175,742
4.25%, 05/15/49	650,000	715,117
2.95%, 05/15/50 (a)	200,000	179,954
3.43%, 02/09/52 (a)	150,000	145,893
Intuit, Inc.
0.65%, 07/15/23	150,000	148,098
0.95%, 07/15/25 (a)	100,000	95,913
1.35%, 07/15/27 (a)	250,000	236,642
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	193,344
3.60%, 01/15/30 (a)	100,000	101,375
3.00%, 01/15/31 (a)	200,000	192,022
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	143,442
3.75%, 08/15/29 (a)	150,000	154,838
5.95%, 03/15/41	100,000	120,684
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	163,821
3.00%, 10/30/29 (a)	100,000	100,249
KLA Corp.
4.65%, 11/01/24 (a)	230,000	243,552
4.10%, 03/15/29 (a)	100,000	107,944
5.00%, 03/15/49 (a)	100,000	121,321
3.30%, 03/01/50 (a)	200,000	189,702
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(b)	150,000	141,599
3.15%, 10/15/31 (a)(b)	150,000	136,446
4.10%, 10/15/41 (a)(b)	150,000	127,913
Lam Research Corp.
3.80%, 03/15/25 (a)	130,000	136,141
3.75%, 03/15/26 (a)	200,000	211,580
4.00%, 03/15/29 (a)	150,000	162,752
1.90%, 06/15/30 (a)	200,000	187,366
4.88%, 03/15/49 (a)	200,000	242,752
2.88%, 06/15/50 (a)	200,000	179,168

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Leidos, Inc.
2.95%, 05/15/23 (a)	100,000	101,232
3.63%, 05/15/25 (a)	150,000	154,773
4.38%, 05/15/30 (a)	150,000	159,410
2.30%, 02/15/31 (a)	250,000	228,213
Marvell Technology, Inc.
4.20%, 06/22/23 (a)	150,000	154,275
1.65%, 04/15/26 (a)	100,000	96,244
2.45%, 04/15/28 (a)	100,000	96,500
4.88%, 06/22/28 (a)	100,000	109,368
2.95%, 04/15/31 (a)	100,000	96,650
Mastercard, Inc.
2.00%, 03/03/25 (a)	400,000	401,172
2.95%, 11/21/26 (a)	250,000	259,427
3.30%, 03/26/27 (a)	150,000	157,781
3.50%, 02/26/28 (a)	100,000	106,542
2.95%, 06/01/29 (a)	150,000	154,304
3.35%, 03/26/30 (a)	300,000	315,021
1.90%, 03/15/31 (a)	150,000	142,827
3.80%, 11/21/46 (a)	200,000	214,490
3.95%, 02/26/48 (a)	150,000	164,652
3.65%, 06/01/49 (a)	250,000	264,880
3.85%, 03/26/50 (a)	200,000	217,680
2.95%, 03/15/51 (a)	150,000	142,608
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	100,000	104,561
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	350,000	360,031
2.67%, 09/01/23	200,000	201,996
0.97%, 02/15/24	200,000	195,072
4.25%, 09/01/25 (a)	250,000	257,012
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	162,125
4.19%, 02/15/27 (a)	150,000	158,739
5.33%, 02/06/29 (a)	200,000	223,632
4.66%, 02/15/30 (a)	150,000	162,825
2.70%, 04/15/32 (a)	200,000	187,232
3.48%, 11/01/51 (a)	150,000	133,164
Microsoft Corp.
2.38%, 05/01/23 (a)	300,000	303,087
2.00%, 08/08/23 (a)	400,000	403,820
3.63%, 12/15/23 (a)	350,000	363,149
2.88%, 02/06/24 (a)	450,000	460,930
2.70%, 02/12/25 (a)	450,000	461,781
3.13%, 11/03/25 (a)	530,000	550,643
2.40%, 08/08/26 (a)	800,000	813,384
3.30%, 02/06/27 (a)	750,000	793,245
3.50%, 02/12/35 (a)	250,000	270,452
4.20%, 11/03/35 (a)	250,000	288,490
3.45%, 08/08/36 (a)	350,000	375,959
4.10%, 02/06/37 (a)	450,000	515,587
5.30%, 02/08/41	100,000	131,173
4.45%, 11/03/45 (a)	100,000	120,167
3.70%, 08/08/46 (a)	449,000	486,240
4.25%, 02/06/47 (a)	200,000	236,450
2.53%, 06/01/50 (a)	1,050,000	933,954
2.92%, 03/17/52 (a)	1,475,000	1,412,504
4.00%, 02/12/55 (a)	100,000	116,233
3.95%, 08/08/56 (a)	150,000	169,326
4.50%, 02/06/57 (a)	150,000	188,249
2.68%, 06/01/60 (a)	629,000	555,495
3.04%, 03/17/62 (a)	445,000	426,119
Moody's Corp.
3.75%, 03/24/25 (a)	200,000	208,742
3.25%, 01/15/28 (a)	100,000	103,788
4.25%, 02/01/29 (a)	150,000	162,578
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 08/19/31 (a)	200,000	183,904
4.88%, 12/17/48 (a)	100,000	117,879
3.25%, 05/20/50 (a)	100,000	91,625
2.55%, 08/18/60 (a)	150,000	113,849
3.10%, 11/29/61 (a)	100,000	85,504
Motorola Solutions, Inc.
4.00%, 09/01/24	200,000	206,996
4.60%, 02/23/28 (a)	150,000	162,069
4.60%, 05/23/29 (a)	150,000	161,930
2.30%, 11/15/30 (a)	100,000	91,969
2.75%, 05/24/31 (a)	150,000	141,843
5.50%, 09/01/44	100,000	116,575
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	245,152
2.38%, 06/22/27 (a)	150,000	148,388
NVIDIA Corp.
0.31%, 06/15/23 (a)	250,000	246,345
0.58%, 06/14/24 (a)	200,000	194,662
3.20%, 09/16/26 (a)	200,000	208,764
1.55%, 06/15/28 (a)	250,000	235,965
2.85%, 04/01/30 (a)	250,000	253,302
2.00%, 06/15/31 (a)	250,000	235,355
3.50%, 04/01/40 (a)	250,000	257,065
3.50%, 04/01/50 (a)	450,000	462,172
3.70%, 04/01/60 (a)	100,000	104,748
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(b)	200,000	209,874
5.35%, 03/01/26 (a)(b)	250,000	275,077
5.55%, 12/01/28 (a)(b)	200,000	228,600
2.50%, 05/11/31 (a)(b)	200,000	186,256
3.25%, 05/11/41 (a)(b)	200,000	183,260
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(b)	175,000	176,092
4.30%, 06/18/29 (a)(b)	150,000	160,287
3.40%, 05/01/30 (a)(b)	200,000	201,954
2.65%, 02/15/32 (a)(b)	200,000	188,462
3.13%, 02/15/42 (a)(b)	100,000	90,251
3.25%, 11/30/51 (a)(b)	100,000	87,848
Oracle Corp.
3.63%, 07/15/23	212,000	217,448
2.40%, 09/15/23 (a)	500,000	503,685
3.40%, 07/08/24 (a)	250,000	256,020
2.95%, 11/15/24 (a)	450,000	456,538
2.50%, 04/01/25 (a)	750,000	747,750
2.95%, 05/15/25 (a)	601,000	606,565
1.65%, 03/25/26 (a)	550,000	526,971
2.65%, 07/15/26 (a)	600,000	596,400
2.80%, 04/01/27 (a)	400,000	397,788
3.25%, 11/15/27 (a)	400,000	405,180
2.30%, 03/25/28 (a)	500,000	476,095
2.95%, 04/01/30 (a)	700,000	677,075
3.25%, 05/15/30 (a)	200,000	197,440
2.88%, 03/25/31 (a)	550,000	525,299
4.30%, 07/08/34 (a)	300,000	310,119
3.90%, 05/15/35 (a)	250,000	245,127
3.85%, 07/15/36 (a)	150,000	145,004
3.80%, 11/15/37 (a)	400,000	381,020
6.50%, 04/15/38	200,000	247,744
6.13%, 07/08/39	250,000	300,080
3.60%, 04/01/40 (a)	650,000	588,952
5.38%, 07/15/40	600,000	659,256
3.65%, 03/25/41 (a)	400,000	362,776
4.50%, 07/08/44 (a)	230,000	229,050
4.13%, 05/15/45 (a)	450,000	420,871
4.00%, 07/15/46 (a)	470,000	432,485
4.00%, 11/15/47 (a)	500,000	458,325

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 04/01/50 (a)	850,000	738,803
3.95%, 03/25/51 (a)	700,000	642,740
4.38%, 05/15/55 (a)	350,000	333,784
3.85%, 04/01/60 (a)	650,000	561,164
4.10%, 03/25/61 (a)	300,000	271,260
PayPal Holdings, Inc.
1.35%, 06/01/23	200,000	199,704
2.40%, 10/01/24 (a)	250,000	252,275
1.65%, 06/01/25 (a)	250,000	245,085
2.65%, 10/01/26 (a)	250,000	252,735
2.85%, 10/01/29 (a)	300,000	299,199
2.30%, 06/01/30 (a)	200,000	190,764
3.25%, 06/01/50 (a)	250,000	234,582
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	204,348
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	150,000	153,291
3.45%, 05/20/25 (a)	250,000	259,697
3.25%, 05/20/27 (a)	350,000	365,001
1.30%, 05/20/28 (a)	217,000	201,890
2.15%, 05/20/30 (a)	200,000	192,068
1.65%, 05/20/32 (a)	283,000	255,325
4.65%, 05/20/35 (a)	300,000	349,623
4.80%, 05/20/45 (a)	350,000	418,250
4.30%, 05/20/47 (a)	200,000	226,466
3.25%, 05/20/50 (a)	225,000	220,925
RELX Capital, Inc.
3.50%, 03/16/23 (a)	100,000	101,712
4.00%, 03/18/29 (a)	150,000	159,957
3.00%, 05/22/30 (a)	250,000	250,345
S&P Global, Inc.
4.00%, 06/15/25 (a)	200,000	210,768
2.50%, 12/01/29 (a)	100,000	98,271
1.25%, 08/15/30 (a)	150,000	133,518
3.25%, 12/01/49 (a)	100,000	96,121
2.30%, 08/15/60 (a)	200,000	150,784
salesforce.com, Inc.
3.25%, 04/11/23 (a)	250,000	255,070
0.63%, 07/15/24 (a)	200,000	194,790
3.70%, 04/11/28 (a)	300,000	320,358
1.95%, 07/15/31 (a)	450,000	424,782
2.70%, 07/15/41 (a)	350,000	320,162
2.90%, 07/15/51 (a)	500,000	456,995
3.05%, 07/15/61 (a)	150,000	135,875
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	265,005
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	191,230
3.00%, 06/01/31 (a)	200,000	186,792
TD SYNNEX Corp.
1.75%, 08/09/26 (a)(b)	250,000	237,455
2.38%, 08/09/28 (a)(b)	200,000	186,536
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	142,068
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	190,096
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	250,000	245,855
1.13%, 09/15/26 (a)	150,000	144,450
2.90%, 11/03/27 (a)	75,000	77,837
2.25%, 09/04/29 (a)	100,000	98,696
1.75%, 05/04/30 (a)	200,000	188,632
1.90%, 09/15/31 (a)	100,000	94,347
3.88%, 03/15/39 (a)	150,000	163,653
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 05/15/48 (a)	350,000	398,370
2.70%, 09/15/51 (a)	100,000	90,533
The Western Union Co.
4.25%, 06/09/23 (a)	100,000	102,569
2.85%, 01/10/25 (a)	100,000	101,312
1.35%, 03/15/26 (a)	200,000	190,942
6.20%, 11/17/36	100,000	113,330
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	155,159
3.35%, 05/15/26 (a)	150,000	155,108
5.50%, 08/15/35	100,000	121,089
5.65%, 11/23/43 (a)	150,000	192,821
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	153,950
4.75%, 12/01/24 (a)	50,000	52,804
4.90%, 06/15/28 (a)	100,000	107,771
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	242,337
2.50%, 10/25/31 (a)	250,000	238,650
3.13%, 10/25/41 (a)	250,000	237,540
3.25%, 10/25/51 (a)	250,000	238,805
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	102,705
3.70%, 02/15/26 (a)	100,000	104,895
3.13%, 08/15/27 (a)	100,000	102,877
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	155,187
2.70%, 06/15/31 (a)	250,000	234,235
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	156,192
4.13%, 03/15/29 (a)	150,000	160,080
5.50%, 06/15/45 (a)	50,000	62,380
3.63%, 05/15/50 (a)	100,000	96,912
Visa, Inc.
3.15%, 12/14/25 (a)	800,000	829,360
1.90%, 04/15/27 (a)	300,000	295,815
0.75%, 08/15/27 (a)	250,000	231,688
2.05%, 04/15/30 (a)	300,000	289,734
1.10%, 02/15/31 (a)	200,000	177,354
4.15%, 12/14/35 (a)	330,000	370,999
2.70%, 04/15/40 (a)	250,000	235,507
4.30%, 12/14/45 (a)	745,000	863,455
3.65%, 09/15/47 (a)	200,000	212,228
2.00%, 08/15/50 (a)	250,000	199,348
VMware, Inc.
0.60%, 08/15/23	200,000	196,544
1.00%, 08/15/24 (a)	250,000	242,657
4.50%, 05/15/25 (a)	150,000	158,859
1.40%, 08/15/26 (a)	300,000	284,958
4.65%, 05/15/27 (a)	150,000	162,485
3.90%, 08/21/27 (a)	200,000	209,238
1.80%, 08/15/28 (a)	200,000	185,502
4.70%, 05/15/30 (a)	150,000	164,765
2.20%, 08/15/31 (a)	350,000	320,607
Western Digital Corp.
4.75%, 02/15/26 (a)	500,000	519,885
2.85%, 02/01/29 (a)	100,000	95,858
3.10%, 02/01/32 (a)	100,000	93,141
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	101,842
2.38%, 06/01/30 (a)	200,000	193,088
		131,003,387

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	147,896	149,017
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	147,625	147,925
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	149,078	147,411
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	113,625	115,358
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	106,989	104,181
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/34	150,000	141,774
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (a)	150,000	151,959
3.85%, 09/01/23 (a)	150,000	154,232
3.75%, 04/01/24 (a)	200,000	207,050
3.40%, 09/01/24 (a)	200,000	206,180
3.65%, 09/01/25 (a)	200,000	209,088
3.25%, 06/15/27 (a)	200,000	210,572
6.20%, 08/15/36	150,000	202,060
5.75%, 05/01/40 (a)	100,000	128,741
5.05%, 03/01/41 (a)	100,000	120,301
5.40%, 06/01/41 (a)	100,000	125,329
4.95%, 09/15/41 (a)	200,000	238,680
4.38%, 09/01/42 (a)	250,000	280,470
5.15%, 09/01/43 (a)	100,000	123,455
4.90%, 04/01/44 (a)	100,000	120,581
4.55%, 09/01/44 (a)	90,000	103,185
4.15%, 04/01/45 (a)	250,000	272,797
4.70%, 09/01/45 (a)	100,000	117,205
3.90%, 08/01/46 (a)	250,000	265,632
4.05%, 06/15/48 (a)	400,000	436,268
4.15%, 12/15/48 (a)	300,000	332,091
3.55%, 02/15/50 (a)	100,000	101,699
3.05%, 02/15/51 (a)	100,000	93,114
3.30%, 09/15/51 (a)	200,000	194,298
2.88%, 06/15/52 (a)	200,000	180,474
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	102,035
6.90%, 07/15/28	150,000	186,357
6.20%, 06/01/36	150,000	197,590
3.20%, 08/02/46 (a)	150,000	144,090
3.65%, 02/03/48 (a)	100,000	103,124
4.45%, 01/20/49 (a)	150,000	172,893
2.45%, 05/01/50 (a)	200,000	167,108
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	300,000	293,082
2.90%, 02/01/25 (a)	200,000	203,870
1.75%, 12/02/26 (a)	200,000	194,314
4.00%, 06/01/28 (a)	150,000	160,651
2.05%, 03/05/30 (a)	100,000	94,476
2.45%, 12/02/31 (a)	300,000	288,234
4.80%, 09/15/35 (a)	150,000	174,195
5.95%, 05/15/37	200,000	258,668
3.00%, 12/02/41 (a)	200,000	186,456
4.80%, 08/01/45 (a)	100,000	116,941
3.10%, 12/02/51 (a)	400,000	363,824
6.13%, 09/15/15 (a)	100,000	132,363
CSX Corp.
3.40%, 08/01/24 (a)	150,000	154,610
3.35%, 11/01/25 (a)	100,000	103,427
2.60%, 11/01/26 (a)	100,000	101,199
3.25%, 06/01/27 (a)	150,000	155,309
3.80%, 03/01/28 (a)	200,000	211,782
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 03/15/29 (a)	150,000	163,378
2.40%, 02/15/30 (a)	150,000	145,797
6.22%, 04/30/40	250,000	334,567
4.75%, 05/30/42 (a)	250,000	285,940
4.10%, 03/15/44 (a)	200,000	212,890
3.80%, 11/01/46 (a)	100,000	101,708
4.30%, 03/01/48 (a)	200,000	220,334
4.75%, 11/15/48 (a)	100,000	116,747
4.50%, 03/15/49 (a)	150,000	170,097
3.35%, 09/15/49 (a)	100,000	95,695
3.80%, 04/15/50 (a)	100,000	103,020
3.95%, 05/01/50 (a)	200,000	211,080
2.50%, 05/15/51 (a)	250,000	206,837
4.50%, 08/01/54 (a)	100,000	114,604
4.65%, 03/01/68 (a)	50,000	57,563
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	203,740
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	91,031	86,808
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	260,280
3.40%, 02/15/28 (a)	150,000	156,374
3.10%, 08/05/29 (a)	200,000	203,068
2.40%, 05/15/31 (a)	150,000	142,736
4.90%, 01/15/34	150,000	172,326
1.88%, 02/20/34	229,948	217,692
3.90%, 02/01/35	200,000	209,816
3.88%, 08/01/42	150,000	150,059
4.10%, 04/15/43	100,000	102,318
5.10%, 01/15/44	75,000	87,255
4.10%, 02/01/45	250,000	254,735
4.75%, 11/15/45 (a)	300,000	334,473
4.55%, 04/01/46 (a)	300,000	327,039
4.40%, 01/15/47 (a)	100,000	106,564
4.05%, 02/15/48 (a)	250,000	254,427
4.95%, 10/17/48 (a)	150,000	173,110
5.25%, 05/15/50 (a)	300,000	361,068
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(b)	150,000	143,537
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	158,200
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	91,465	88,251
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/32	233,641	246,678
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	149,127
4.95%, 08/15/45 (a)	100,000	117,315
4.70%, 05/01/48 (a)	150,000	172,120
3.50%, 05/01/50 (a)	100,000	96,367
4.20%, 11/15/69 (a)	100,000	104,885
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	103,428
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	100,000	104,337
2.90%, 06/15/26 (a)	200,000	204,994
3.15%, 06/01/27 (a)	200,000	206,304
3.80%, 08/01/28 (a)	150,000	158,944
2.55%, 11/01/29 (a)	100,000	99,072
3.95%, 10/01/42 (a)	130,000	136,932
4.45%, 06/15/45 (a)	150,000	168,378
4.65%, 01/15/46 (a)	150,000	172,794
3.94%, 11/01/47 (a)	200,000	209,984
4.15%, 02/28/48 (a)	100,000	108,182
4.10%, 05/15/49 (a)	100,000	108,098
3.40%, 11/01/49 (a)	100,000	96,619

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 05/15/50 (a)	200,000	182,696
2.90%, 08/25/51 (a)	100,000	88,260
4.05%, 08/15/52 (a)	150,000	161,046
3.16%, 05/15/55 (a)	300,000	276,051
4.10%, 05/15/21 (a)	100,000	97,034
Ryder System, Inc.
3.75%, 06/09/23 (a)	150,000	153,371
3.88%, 12/01/23 (a)	150,000	154,692
3.65%, 03/18/24 (a)	100,000	103,029
4.63%, 06/01/25 (a)	150,000	159,762
3.35%, 09/01/25 (a)	150,000	153,782
2.90%, 12/01/26 (a)	100,000	101,015
Southwest Airlines Co.
4.75%, 05/04/23	225,000	232,621
5.25%, 05/04/25 (a)	320,000	345,270
3.00%, 11/15/26 (a)	145,000	146,828
5.13%, 06/15/27 (a)	400,000	444,148
3.45%, 11/16/27 (a)	100,000	103,078
2.63%, 02/10/30 (a)	150,000	143,736
Union Pacific Corp.
3.65%, 02/15/24 (a)	500,000	515,705
3.15%, 03/01/24 (a)	200,000	205,024
3.25%, 01/15/25 (a)	100,000	102,817
3.75%, 07/15/25 (a)	150,000	157,229
2.75%, 03/01/26 (a)	150,000	152,342
3.00%, 04/15/27 (a)	200,000	205,960
3.95%, 09/10/28 (a)	250,000	269,055
3.70%, 03/01/29 (a)	150,000	159,195
2.40%, 02/05/30 (a)	200,000	195,256
2.38%, 05/20/31 (a)	200,000	194,234
2.80%, 02/14/32 (a)	250,000	250,785
3.60%, 09/15/37 (a)	150,000	155,804
3.55%, 08/15/39 (a)	100,000	101,966
3.20%, 05/20/41 (a)	200,000	195,348
4.05%, 11/15/45 (a)	150,000	161,172
4.05%, 03/01/46 (a)	150,000	162,393
4.00%, 04/15/47 (a)	150,000	161,185
4.30%, 03/01/49 (a)	100,000	112,831
3.25%, 02/05/50 (a)	450,000	432,877
3.80%, 10/01/51 (a)	150,000	156,969
3.50%, 02/14/53 (a)	300,000	301,479
3.88%, 02/01/55 (a)	50,000	52,131
3.95%, 08/15/59 (a)	100,000	105,093
3.84%, 03/20/60 (a)	450,000	465,057
2.97%, 09/16/62 (a)	150,000	129,515
4.10%, 09/15/67 (a)	100,000	107,534
3.75%, 02/05/70 (a)	200,000	200,042
3.80%, 04/06/71 (a)	450,000	454,468
3.85%, 02/14/72 (a)	100,000	101,250
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	87,246	89,336
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	257,004	265,308
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	99,430	101,799
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	114,383	114,551
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	78,855	77,765
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	128,802	130,931
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	79,633	84,306
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	93,558	90,498
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	525,042	554,109
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	129,600	131,815
United Parcel Service, Inc.
2.50%, 04/01/23 (a)	250,000	252,710
2.20%, 09/01/24 (a)	100,000	100,916
3.90%, 04/01/25 (a)	150,000	157,907
3.05%, 11/15/27 (a)	250,000	261,010
3.40%, 03/15/29 (a)	100,000	105,631
4.45%, 04/01/30 (a)	250,000	282,582
6.20%, 01/15/38	295,000	401,507
5.20%, 04/01/40 (a)	100,000	124,687
4.88%, 11/15/40 (a)	250,000	300,620
3.40%, 11/15/46 (a)	100,000	102,288
3.75%, 11/15/47 (a)	250,000	270,342
4.25%, 03/15/49 (a)	100,000	116,559
3.40%, 09/01/49 (a)	100,000	103,524
5.30%, 04/01/50 (a)	300,000	403,440
		32,781,692
		782,727,340

Utility 2.1%
Electric 1.8%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	263,802
2.10%, 07/01/30 (a)	175,000	161,775
4.15%, 05/01/49 (a)	100,000	102,632
3.45%, 05/15/51 (a)	100,000	92,346
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	152,231
3.80%, 06/15/49 (a)	100,000	101,492
3.65%, 04/01/50 (a)	200,000	198,618
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	223,735
6.00%, 03/01/39	100,000	129,241
3.85%, 12/01/42	150,000	151,697
4.15%, 08/15/44 (a)	150,000	159,207
3.70%, 12/01/47 (a)	250,000	249,355
4.30%, 07/15/48 (a)	150,000	162,798
3.45%, 10/01/49 (a)	100,000	95,548
3.13%, 07/15/51 (a)	100,000	90,516
3.00%, 03/15/52 (a)	150,000	132,947
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	100,336
1.95%, 03/15/27 (a)	150,000	145,043
1.75%, 03/15/28 (a)	100,000	93,732
3.50%, 01/15/31 (a)	200,000	204,886
Ameren Illinois Co.
4.15%, 03/15/46 (a)	150,000	164,755
3.70%, 12/01/47 (a)	100,000	102,771
4.50%, 03/15/49 (a)	100,000	115,387
2.90%, 06/15/51 (a)	100,000	90,457
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	150,000	153,308
4.30%, 12/01/28 (a)	100,000	107,447
2.30%, 03/01/30 (a)	150,000	141,095
3.25%, 03/01/50 (a)	150,000	132,767
3.88%, 02/15/62 (a)(c)	150,000	141,243
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	103,743
2.70%, 04/01/31 (a)	150,000	145,104
7.00%, 04/01/38	100,000	135,173

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/01/49 (a)	100,000	107,956
3.70%, 05/01/50 (a)	200,000	193,930
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	97,254
4.50%, 04/01/42 (a)	300,000	324,420
4.25%, 03/01/49 (a)	100,000	104,926
3.35%, 05/15/50 (a)	250,000	228,515
2.65%, 09/15/50 (a)	150,000	121,029
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	106,218
2.30%, 03/15/31 (a)	100,000	96,372
Avangrid, Inc.
3.15%, 12/01/24 (a)	150,000	153,056
3.20%, 04/15/25 (a)	150,000	153,522
3.80%, 06/01/29 (a)	100,000	104,590
Avista Corp.
4.35%, 06/01/48 (a)	100,000	111,574
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	101,832
6.35%, 10/01/36	100,000	135,007
3.50%, 08/15/46 (a)	150,000	147,678
3.75%, 08/15/47 (a)	150,000	153,555
3.20%, 09/15/49 (a)	150,000	141,098
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	200,000	206,148
4.05%, 04/15/25 (a)	400,000	422,852
3.25%, 04/15/28 (a)	150,000	155,570
3.70%, 07/15/30 (a)	350,000	370,615
6.13%, 04/01/36	298,000	380,522
5.95%, 05/15/37	200,000	254,648
5.15%, 11/15/43 (a)	100,000	116,572
4.50%, 02/01/45 (a)	250,000	274,137
3.80%, 07/15/48 (a)	150,000	150,665
4.45%, 01/15/49 (a)	100,000	110,295
4.25%, 10/15/50 (a)	100,000	108,172
2.85%, 05/15/51 (a)	250,000	213,052
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	356,107
2.50%, 06/15/30 (a)	250,000	235,740
4.35%, 05/01/33 (a)	150,000	160,250
3.88%, 10/15/49 (a)	100,000	97,589
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	257,000	258,313
3.00%, 02/01/27 (a)	150,000	153,857
4.50%, 04/01/44 (a)	250,000	284,782
4.25%, 02/01/49 (a)	100,000	112,264
2.90%, 07/01/50 (a)	200,000	180,164
3.35%, 04/01/51 (a)	150,000	146,435
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	251,437
4.25%, 11/01/28 (a)	150,000	160,801
2.95%, 03/01/30 (a)	100,000	98,976
3.70%, 09/01/49 (a)	100,000	98,307
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	156,225
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	104,037
4.88%, 03/01/44 (a)	100,000	115,187
4.75%, 06/01/50 (a)(c)	100,000	101,096
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	101,113
2.95%, 08/15/27 (a)	150,000	153,333
2.20%, 03/01/30 (a)	100,000	95,606
3.80%, 10/01/42 (a)	200,000	206,236
4.60%, 08/15/43 (a)	100,000	114,031
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/01/45 (a)	100,000	101,102
4.35%, 11/15/45 (a)	100,000	110,134
3.65%, 06/15/46 (a)	100,000	100,839
3.75%, 08/15/47 (a)	150,000	153,470
4.00%, 03/01/48 (a)	150,000	160,731
4.00%, 03/01/49 (a)	150,000	160,050
3.20%, 11/15/49 (a)	100,000	93,900
3.00%, 03/01/50 (a)	150,000	136,356
3.13%, 03/15/51 (a)	200,000	184,952
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	53,721
3.35%, 04/01/30 (a)	200,000	205,588
5.30%, 03/01/35	230,000	269,937
5.85%, 03/15/36	150,000	184,720
5.50%, 12/01/39	200,000	240,036
4.20%, 03/15/42	350,000	367,416
4.45%, 03/15/44 (a)	230,000	248,290
4.50%, 12/01/45 (a)	150,000	161,784
3.85%, 06/15/46 (a)	200,000	198,936
3.88%, 06/15/47 (a)	150,000	149,885
4.65%, 12/01/48 (a)	100,000	111,468
4.13%, 05/15/49 (a)	100,000	103,881
3.95%, 04/01/50 (a)	250,000	257,505
4.63%, 12/01/54 (a)	100,000	111,400
4.30%, 12/01/56 (a)	150,000	159,849
4.00%, 11/15/57 (a)	100,000	100,765
4.50%, 05/15/58 (a)	100,000	110,642
3.70%, 11/15/59 (a)	100,000	94,764
3.00%, 12/01/60 (a)	200,000	166,168
3.60%, 06/15/61 (a)	200,000	188,078
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	250,000	244,927
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	336,993
3.95%, 05/15/43 (a)	330,000	351,922
4.05%, 05/15/48 (a)	100,000	108,431
4.35%, 04/15/49 (a)	100,000	113,620
3.50%, 08/01/51 (a)	200,000	200,548
2.50%, 05/01/60 (a)	200,000	157,476
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	200,000	205,090
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	150,000	180,775
6.05%, 01/15/38	100,000	130,048
5.45%, 02/01/41 (a)	100,000	123,032
5.10%, 06/01/65 (a)	100,000	125,185
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	152,868
3.90%, 10/01/25 (a)	150,000	156,785
1.45%, 04/15/26 (a)	200,000	192,286
2.85%, 08/15/26 (a)	550,000	557,892
4.25%, 06/01/28 (a)	150,000	160,888
3.38%, 04/01/30 (a)	350,000	355,278
5.25%, 08/01/33	180,000	208,924
5.95%, 06/15/35	100,000	122,730
7.00%, 06/15/38	100,000	137,253
4.90%, 08/01/41 (a)	100,000	112,868
4.05%, 09/15/42 (a)	100,000	102,057
4.70%, 12/01/44 (a)	150,000	169,171
4.60%, 03/15/49 (a)	100,000	111,351
5.75%, 10/01/54 (a)(c)	150,000	153,821
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	145,055
2.63%, 03/01/31 (a)	300,000	296,106
3.70%, 03/15/45 (a)	250,000	256,632
3.75%, 08/15/47 (a)	150,000	155,087

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 05/15/48 (a)	100,000	108,581
3.95%, 03/01/49 (a)	150,000	160,759
2.95%, 03/01/50 (a)	100,000	91,763
DTE Energy Co.
2.53%, 10/01/24	100,000	100,635
1.05%, 06/01/25 (a)	200,000	191,246
2.85%, 10/01/26 (a)	200,000	202,164
3.40%, 06/15/29 (a)	100,000	102,351
2.95%, 03/01/30 (a)	100,000	98,450
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	100,000	101,441
2.95%, 12/01/26 (a)	150,000	155,043
3.95%, 11/15/28 (a)	150,000	161,505
2.45%, 08/15/29 (a)	150,000	147,066
2.45%, 02/01/30 (a)	100,000	97,188
6.45%, 10/15/32	230,000	290,495
6.05%, 04/15/38	150,000	194,050
5.30%, 02/15/40	150,000	181,959
4.25%, 12/15/41 (a)	155,000	166,503
3.75%, 06/01/45 (a)	150,000	151,046
3.88%, 03/15/46 (a)	100,000	103,708
3.70%, 12/01/47 (a)	150,000	151,472
3.95%, 03/15/48 (a)	100,000	104,660
3.20%, 08/15/49 (a)	150,000	141,372
3.45%, 04/15/51 (a)	150,000	147,690
Duke Energy Corp.
3.75%, 04/15/24 (a)	455,000	469,778
0.90%, 09/15/25 (a)	200,000	189,966
2.65%, 09/01/26 (a)	450,000	452,664
3.15%, 08/15/27 (a)	200,000	204,388
3.40%, 06/15/29 (a)	200,000	203,804
2.45%, 06/01/30 (a)	250,000	236,902
2.55%, 06/15/31 (a)	200,000	187,636
4.80%, 12/15/45 (a)	200,000	221,638
3.75%, 09/01/46 (a)	250,000	239,385
3.95%, 08/15/47 (a)	100,000	98,617
4.20%, 06/15/49 (a)	100,000	103,116
3.50%, 06/15/51 (a)	200,000	184,182
3.25%, 01/15/82 (a)(c)	100,000	91,640
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	405,000	419,159
3.80%, 07/15/28 (a)	150,000	158,778
1.75%, 06/15/30 (a)	250,000	229,997
6.35%, 09/15/37	150,000	199,900
3.40%, 10/01/46 (a)	250,000	240,170
4.20%, 07/15/48 (a)	150,000	164,527
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	123,982
6.35%, 08/15/38	200,000	259,584
4.90%, 07/15/43 (a)	100,000	114,126
3.25%, 10/01/49 (a)	150,000	138,495
2.75%, 04/01/50 (a)	100,000	85,490
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	141,021
4.30%, 02/01/49 (a)	150,000	165,216
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	211,418
4.10%, 05/15/42 (a)	100,000	105,754
4.10%, 03/15/43 (a)	150,000	158,775
4.15%, 12/01/44 (a)	278,000	296,487
4.20%, 08/15/45 (a)	200,000	214,854
3.70%, 10/15/46 (a)	250,000	252,272
2.50%, 08/15/50 (a)	250,000	207,650
Edison International
3.55%, 11/15/24 (a)	100,000	102,349
4.95%, 04/15/25 (a)	350,000	370,671
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 06/15/27 (a)	100,000	111,107
4.13%, 03/15/28 (a)	100,000	103,012
El Paso Electric Co.
6.00%, 05/15/35	44,000	54,999
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	154,940
4.75%, 06/15/46 (a)	250,000	267,407
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	103,099
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	106,882
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	101,876
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	206,900
4.20%, 04/01/49 (a)	150,000	163,705
2.65%, 06/15/51 (a)	200,000	168,492
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	236,622
2.95%, 09/01/26 (a)	300,000	303,915
2.80%, 06/15/30 (a)	250,000	242,325
2.40%, 06/15/31 (a)	150,000	139,241
3.75%, 06/15/50 (a)	150,000	145,857
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	102,714
0.62%, 11/17/23 (a)	200,000	196,398
0.95%, 10/01/24 (a)	200,000	194,490
2.40%, 10/01/26 (a)	400,000	398,004
3.25%, 04/01/28 (a)	250,000	256,985
4.00%, 03/15/33 (a)	100,000	107,967
3.10%, 06/15/41 (a)	100,000	95,056
4.20%, 09/01/48 (a)	100,000	108,147
4.20%, 04/01/50 (a)	150,000	162,990
2.90%, 03/15/51 (a)	200,000	178,040
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	104,550
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	250,000	225,742
4.50%, 03/30/39 (a)	250,000	271,852
3.55%, 09/30/49 (a)	100,000	95,772
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	206,252
4.13%, 03/01/42 (a)	100,000	105,432
4.25%, 12/01/45 (a)	100,000	107,417
3.25%, 09/01/49 (a)	100,000	93,320
3.45%, 04/15/50 (a)	150,000	144,603
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	300,000	328,338
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	199,880
2.90%, 09/15/29 (a)	250,000	247,105
Eversource Energy
3.80%, 12/01/23 (a)	150,000	154,293
3.15%, 01/15/25 (a)	130,000	132,659
0.80%, 08/15/25 (a)	200,000	188,970
3.30%, 01/15/28 (a)	100,000	102,044
4.25%, 04/01/29 (a)	150,000	161,524
1.65%, 08/15/30 (a)	250,000	222,245
2.55%, 03/15/31 (a)	100,000	95,470
3.45%, 01/15/50 (a)	150,000	141,332
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	260,190
4.05%, 04/15/30 (a)	300,000	318,384
4.95%, 06/15/35 (a)(b)	230,000	258,564

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 06/15/35	400,000	477,208
4.45%, 04/15/46 (a)	200,000	217,454
4.70%, 04/15/50 (a)	100,000	113,532
Exelon Generation Co., LLC
3.25%, 06/01/25 (a)	250,000	255,592
6.25%, 10/01/39	262,000	305,518
5.75%, 10/01/41 (a)	100,000	113,722
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	153,194
2.45%, 02/03/32 (a)	300,000	291,675
5.63%, 04/01/34	150,000	187,548
5.65%, 02/01/37	100,000	126,342
5.96%, 04/01/39	200,000	263,396
5.69%, 03/01/40	150,000	194,019
5.25%, 02/01/41 (a)	150,000	183,964
4.05%, 06/01/42 (a)	250,000	268,525
3.70%, 12/01/47 (a)	100,000	103,703
3.95%, 03/01/48 (a)	100,000	108,363
4.13%, 06/01/48 (a)	250,000	279,855
3.99%, 03/01/49 (a)	250,000	272,205
3.15%, 10/01/49 (a)	100,000	95,700
2.88%, 12/04/51 (a)	200,000	182,262
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	308,392
Georgia Power Co.
2.10%, 07/30/23	200,000	201,004
2.20%, 09/15/24 (a)	200,000	199,890
2.65%, 09/15/29 (a)	150,000	146,061
4.75%, 09/01/40	150,000	163,960
4.30%, 03/15/42	150,000	156,905
4.30%, 03/15/43	100,000	103,526
3.70%, 01/30/50 (a)	100,000	95,433
3.25%, 03/15/51 (a)	100,000	89,675
Gulf Power Co.
3.30%, 05/30/27 (a)	450,000	466,803
Iberdrola International BV
6.75%, 07/15/36	100,000	136,859
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	168,340
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	200,000	221,938
3.75%, 07/01/47 (a)	100,000	99,500
4.25%, 08/15/48 (a)	100,000	107,998
3.25%, 05/01/51 (a)	150,000	139,001
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	102,446
2.30%, 06/01/30 (a)	200,000	190,628
6.25%, 07/15/39	150,000	200,130
3.50%, 09/30/49 (a)	100,000	98,352
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	102,927
5.30%, 07/01/43 (a)	100,000	121,922
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	117,894
4.38%, 10/01/45 (a)	100,000	109,149
3.30%, 06/01/50 (a)	250,000	234,987
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	109,077
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	213,178
6.75%, 12/30/31	100,000	131,774
4.80%, 09/15/43 (a)	100,000	116,765
4.40%, 10/15/44 (a)	100,000	111,694
4.25%, 05/01/46 (a)	100,000	110,961
3.95%, 08/01/47 (a)	150,000	159,783
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 08/01/48 (a)	150,000	152,775
4.25%, 07/15/49 (a)	150,000	167,148
3.15%, 04/15/50 (a)	100,000	94,590
2.70%, 08/01/52 (a)	200,000	173,536
Mississippi Power Co.
4.25%, 03/15/42	100,000	104,755
3.10%, 07/30/51 (a)	100,000	89,144
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	100,000	97,165
1.00%, 10/18/24	200,000	194,906
3.25%, 11/01/25 (a)	250,000	257,752
3.40%, 02/07/28 (a)	200,000	206,910
3.70%, 03/15/29 (a)	250,000	263,350
2.40%, 03/15/30 (a)	150,000	144,875
1.35%, 03/15/31 (a)	150,000	131,349
1.65%, 06/15/31 (a)	200,000	179,306
4.02%, 11/01/32 (a)	150,000	162,211
4.75%, 04/30/43 (a)(c)	100,000	98,831
4.40%, 11/01/48 (a)	100,000	112,045
4.30%, 03/15/49 (a)	100,000	112,506
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	263,460
6.75%, 07/01/37	100,000	137,038
3.13%, 08/01/50 (a)	100,000	90,881
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	500,000	495,490
3.55%, 05/01/27 (a)	250,000	260,435
1.90%, 06/15/28 (a)	300,000	285,339
3.50%, 04/01/29 (a)	150,000	154,581
2.75%, 11/01/29 (a)	150,000	147,447
2.25%, 06/01/30 (a)	300,000	279,051
2.44%, 01/15/32 (a)	200,000	187,458
3.00%, 01/15/52 (a)	250,000	216,472
4.80%, 12/01/77 (a)(c)	200,000	199,024
3.80%, 03/15/82 (a)(c)	100,000	93,777
Northern States Power Co.
3.40%, 08/15/42 (a)	250,000	248,245
4.00%, 08/15/45 (a)	150,000	161,734
3.60%, 05/15/46 (a)	200,000	202,274
3.60%, 09/15/47 (a)	150,000	151,794
2.90%, 03/01/50 (a)	150,000	136,259
3.20%, 04/01/52 (a)	100,000	97,188
NSTAR Electric Co.
5.50%, 03/15/40	250,000	313,287
OGE Energy Corp.
0.70%, 05/26/23 (a)	200,000	197,470
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	123,932
5.38%, 11/01/40	200,000	236,966
3.75%, 08/01/50 (a)	250,000	246,665
Ohio Edison Co.
6.88%, 07/15/36	100,000	135,832
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	195,272
1.63%, 01/15/31 (a)	150,000	133,860
4.00%, 06/01/49 (a)	50,000	52,140
2.90%, 10/01/51 (a)	150,000	128,718
Oklahoma Gas & Electric Co.
0.55%, 05/26/23 (a)	100,000	98,681
3.80%, 08/15/28 (a)	100,000	105,542
3.30%, 03/15/30 (a)	100,000	102,469
3.25%, 04/01/30 (a)	150,000	153,633
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	254,240
2.95%, 04/01/25 (a)	100,000	102,137

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.55%, 10/01/25 (a)	250,000	234,920
3.70%, 11/15/28 (a)	100,000	106,481
4.55%, 12/01/41 (a)	480,000	542,995
5.30%, 06/01/42 (a)	37,000	45,791
3.80%, 06/01/49 (a)	100,000	104,979
3.10%, 09/15/49 (a)	150,000	140,474
3.70%, 05/15/50 (a)	100,000	102,967
2.70%, 11/15/51 (a)(b)	100,000	86,540
5.35%, 10/01/52 (a)	178,000	236,167
Pacific Gas & Electric Co.
1.37%, 03/10/23 (a)	200,000	198,484
4.25%, 08/01/23 (a)	300,000	306,306
1.70%, 11/15/23 (a)	200,000	197,094
3.40%, 08/15/24 (a)	200,000	201,930
3.45%, 07/01/25	200,000	201,554
3.15%, 01/01/26	500,000	498,175
2.95%, 03/01/26 (a)	200,000	196,852
2.10%, 08/01/27 (a)	200,000	185,850
3.30%, 12/01/27 (a)	250,000	246,415
3.00%, 06/15/28 (a)	150,000	144,698
3.75%, 07/01/28	200,000	199,364
4.55%, 07/01/30 (a)	750,000	771,450
2.50%, 02/01/31 (a)	450,000	401,094
3.25%, 06/01/31 (a)	150,000	141,056
4.50%, 07/01/40 (a)	600,000	572,136
3.30%, 08/01/40 (a)	250,000	210,350
4.75%, 02/15/44 (a)	200,000	191,994
4.30%, 03/15/45 (a)	200,000	180,598
4.00%, 12/01/46 (a)	100,000	87,227
3.95%, 12/01/47 (a)	200,000	174,220
4.95%, 07/01/50 (a)	750,000	746,070
3.50%, 08/01/50 (a)	350,000	288,575
PacifiCorp
3.50%, 06/15/29 (a)	150,000	157,335
2.70%, 09/15/30 (a)	200,000	197,510
6.25%, 10/15/37	100,000	129,512
6.00%, 01/15/39	330,000	420,248
4.13%, 01/15/49 (a)	150,000	158,160
4.15%, 02/15/50 (a)	300,000	319,494
3.30%, 03/15/51 (a)	100,000	94,172
2.90%, 06/15/52 (a)	200,000	177,154
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	108,682
3.90%, 03/01/48 (a)	150,000	159,758
3.00%, 09/15/49 (a)	100,000	92,274
2.80%, 06/15/50 (a)	100,000	88,544
3.05%, 03/15/51 (a)	150,000	139,514
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	168,327
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	154,877
4.15%, 03/15/43 (a)	100,000	108,676
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	250,000	254,925
4.13%, 04/15/30 (a)	200,000	217,138
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	58,065
4.13%, 06/15/44 (a)	100,000	107,774
3.95%, 06/01/47 (a)	150,000	157,818
4.15%, 06/15/48 (a)	100,000	108,981
Progress Energy, Inc.
7.75%, 03/01/31	150,000	199,803
6.00%, 12/01/39	250,000	309,987
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	200,000	212,004
1.90%, 01/15/31 (a)	150,000	139,877
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 06/15/31 (a)	150,000	138,827
6.25%, 09/01/37	100,000	136,741
3.60%, 09/15/42 (a)	100,000	101,126
4.30%, 03/15/44 (a)	40,000	43,832
3.80%, 06/15/47 (a)	200,000	206,154
4.05%, 09/15/49 (a)	100,000	107,664
3.20%, 03/01/50 (a)	100,000	95,943
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	204,658
2.20%, 06/15/31 (a)	100,000	94,426
3.60%, 07/01/49 (a)	150,000	152,645
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	93,132
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	238,845
2.25%, 09/15/26 (a)	300,000	299,712
3.20%, 05/15/29 (a)	300,000	308,943
1.90%, 08/15/31 (a)	250,000	232,640
3.95%, 05/01/42 (a)	150,000	161,538
3.80%, 03/01/46 (a)	150,000	156,639
3.60%, 12/01/47 (a)	100,000	101,367
3.85%, 05/01/49 (a)	150,000	158,730
3.15%, 01/01/50 (a)	100,000	95,505
2.70%, 05/01/50 (a)	150,000	130,695
2.05%, 08/01/50 (a)	200,000	151,736
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	202,880
0.80%, 08/15/25 (a)	250,000	236,517
1.60%, 08/15/30 (a)	200,000	178,070
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	261,292
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	472,157
4.22%, 06/15/48 (a)	100,000	108,190
3.25%, 09/15/49 (a)	100,000	93,564
2.89%, 09/15/51 (a)	100,000	88,604
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	151,613
1.70%, 10/01/30 (a)	200,000	181,838
6.00%, 06/01/39	150,000	192,126
4.50%, 08/15/40	100,000	112,558
4.15%, 05/15/48 (a)	100,000	107,828
4.10%, 06/15/49 (a)	100,000	106,273
3.32%, 04/15/50 (a)	100,000	94,251
2.95%, 08/15/51 (a)	150,000	134,495
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	101,548
0.70%, 08/01/23	100,000	98,549
3.50%, 10/01/23 (a)	300,000	306,714
3.70%, 08/01/25 (a)	200,000	207,612
1.20%, 02/01/26 (a)	250,000	238,405
3.65%, 03/01/28 (a)	250,000	260,325
4.20%, 03/01/29 (a)	100,000	106,598
2.85%, 08/01/29 (a)	100,000	98,777
2.25%, 06/01/30 (a)	150,000	140,679
6.00%, 01/15/34	150,000	184,902
5.55%, 01/15/37	150,000	176,041
5.95%, 02/01/38	100,000	120,512
5.50%, 03/15/40	100,000	115,977
4.50%, 09/01/40 (a)	150,000	157,122
4.05%, 03/15/42 (a)	100,000	99,691
3.90%, 03/15/43 (a)	150,000	145,386
4.65%, 10/01/43 (a)	150,000	160,912
3.60%, 02/01/45 (a)	100,000	93,493
4.00%, 04/01/47 (a)	400,000	394,600
4.13%, 03/01/48 (a)	250,000	251,810

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 03/01/49 (a)	100,000	109,807
3.65%, 02/01/50 (a)	200,000	189,590
2.95%, 02/01/51 (a)	200,000	169,126
3.65%, 06/01/51 (a)	200,000	190,586
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	105,841
0.90%, 01/15/26 (a)	150,000	141,612
5.25%, 07/15/43	50,000	56,660
4.95%, 12/15/46 (a)	100,000	110,401
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	145,257
2.75%, 10/01/26 (a)	150,000	152,283
4.10%, 09/15/28 (a)	150,000	159,131
6.20%, 03/15/40	100,000	127,230
3.90%, 04/01/45 (a)	150,000	147,195
3.85%, 02/01/48 (a)	150,000	145,847
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	167,160
3.40%, 08/15/46 (a)	150,000	146,226
3.70%, 08/15/47 (a)	100,000	101,172
3.15%, 05/01/50 (a)	150,000	140,867
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	95,669
4.10%, 06/15/42 (a)	200,000	212,776
4.30%, 06/15/48 (a)	250,000	278,297
The AES Corp.
1.38%, 01/15/26 (a)	150,000	142,496
2.45%, 01/15/31 (a)	400,000	370,440
The Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	200,000	189,356
2.05%, 07/01/31 (a)	100,000	93,603
4.00%, 04/01/48 (a)	200,000	215,368
The Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	104,788
The Southern Co.
2.95%, 07/01/23 (a)	250,000	253,245
0.60%, 02/26/24 (a)	200,000	194,348
3.25%, 07/01/26 (a)	400,000	409,396
3.70%, 04/30/30 (a)	250,000	257,902
4.25%, 07/01/36 (a)	150,000	157,662
4.40%, 07/01/46 (a)	450,000	471,915
4.00%, 01/15/51 (a)(c)	250,000	240,460
3.75%, 09/15/51 (a)(c)	200,000	186,286
The Toledo Edison Co.
6.15%, 05/15/37	100,000	128,203
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	177,880
4.85%, 12/01/48 (a)	50,000	57,796
4.00%, 06/15/50 (a)	100,000	102,831
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	157,136
2.95%, 03/15/30 (a)	200,000	202,572
2.15%, 03/15/32 (a)	100,000	94,474
3.90%, 09/15/42 (a)	40,000	41,656
4.00%, 04/01/48 (a)	250,000	268,565
2.63%, 03/15/51 (a)	250,000	216,955
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	100,000	101,050
3.50%, 03/15/27 (a)	250,000	262,342
3.80%, 04/01/28 (a)	150,000	159,156
2.88%, 07/15/29 (a)	250,000	252,687
2.40%, 03/30/32 (a)	150,000	143,189
6.00%, 05/15/37	300,000	387,756
8.88%, 11/15/38	150,000	247,413
4.00%, 01/15/43 (a)	100,000	106,214
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 08/15/43 (a)	200,000	226,608
4.45%, 02/15/44 (a)	100,000	111,910
4.20%, 05/15/45 (a)	100,000	108,405
3.80%, 09/15/47 (a)	150,000	155,159
4.60%, 12/01/48 (a)	150,000	175,582
3.30%, 12/01/49 (a)	350,000	339,031
WEC Energy Group, Inc.
0.55%, 09/15/23	200,000	196,166
0.80%, 03/15/24 (a)	200,000	195,272
1.38%, 10/15/27 (a)	200,000	185,948
1.80%, 10/15/30 (a)	250,000	225,832
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	110,869
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	101,169
3.65%, 04/01/50 (a)	100,000	101,558
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	253,342
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	450,000	440,878
4.00%, 06/15/28 (a)	250,000	265,405
2.60%, 12/01/29 (a)	100,000	97,807
3.40%, 06/01/30 (a)	100,000	103,147
3.50%, 12/01/49 (a)	100,000	95,477
		96,633,899
Natural Gas 0.2%
Atmos Energy Corp.
0.63%, 03/09/23 (a)	250,000	247,630
2.63%, 09/15/29 (a)	125,000	122,588
1.50%, 01/15/31 (a)	250,000	221,647
4.13%, 10/15/44 (a)	300,000	315,474
4.30%, 10/01/48 (a)	100,000	109,101
4.13%, 03/15/49 (a)	100,000	107,626
3.38%, 09/15/49 (a)	100,000	95,333
2.85%, 02/15/52 (a)	150,000	130,293
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	105,528
1.75%, 10/01/30 (a)	250,000	226,177
5.85%, 01/15/41 (a)	100,000	125,499
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	331,047
3.49%, 05/15/27 (a)	250,000	258,535
2.95%, 09/01/29 (a)	100,000	98,592
3.60%, 05/01/30 (a)	200,000	204,722
1.70%, 02/15/31 (a)	250,000	220,185
5.25%, 02/15/43 (a)	195,000	222,195
4.80%, 02/15/44 (a)	409,000	446,395
3.95%, 03/30/48 (a)	100,000	98,339
ONE Gas, Inc.
0.85%, 03/11/23 (a)	200,000	198,346
1.10%, 03/11/24 (a)	200,000	195,638
2.00%, 05/15/30 (a)	100,000	93,739
4.66%, 02/01/44 (a)	100,000	114,214
4.50%, 11/01/48 (a)	100,000	113,005
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	154,406
2.50%, 03/15/31 (a)	100,000	94,848
3.64%, 11/01/46 (a)	100,000	95,559
3.35%, 06/01/50 (a)	100,000	92,380
Sempra Energy
3.25%, 06/15/27 (a)	200,000	204,490
3.40%, 02/01/28 (a)	200,000	206,140
3.80%, 02/01/38 (a)	150,000	152,873
6.00%, 10/15/39	150,000	191,089

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 02/01/48 (a)	150,000	151,674
4.13%, 04/01/52 (a)(c)	150,000	140,651
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	51,321
2.60%, 06/15/26 (a)	130,000	131,559
2.55%, 02/01/30 (a)	100,000	97,652
3.75%, 09/15/42 (a)	150,000	152,148
4.30%, 01/15/49 (a)	250,000	275,875
3.95%, 02/15/50 (a)	100,000	105,987
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	151,458
1.75%, 01/15/31 (a)	250,000	222,372
5.88%, 03/15/41 (a)	150,000	188,881
4.40%, 06/01/43 (a)	75,000	78,322
3.95%, 10/01/46 (a)	150,000	148,703
4.40%, 05/30/47 (a)	200,000	211,144
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	232,502
4.15%, 06/01/49 (a)	100,000	103,804
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	96,248
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	104,471
		8,238,405
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	154,707
3.75%, 09/01/28 (a)	240,000	253,241
3.45%, 06/01/29 (a)	300,000	310,098
2.80%, 05/01/30 (a)	200,000	197,686
2.30%, 06/01/31 (a)	200,000	188,912
3.75%, 09/01/47 (a)	600,000	598,650
4.15%, 06/01/49 (a)	150,000	157,441
3.45%, 05/01/50 (a)	100,000	96,021
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	103,648
2.70%, 04/15/30 (a)	100,000	97,452
2.40%, 05/01/31 (a)	200,000	188,162
4.28%, 05/01/49 (a)	100,000	107,064
3.35%, 04/15/50 (a)	100,000	92,556
		2,545,638
		107,417,942
Total Corporates (Cost $1,325,511,808)		1,302,290,560

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 39.5% OF NET ASSETS
Bonds
6.25%, 08/15/23	1,375,000	1,473,828
7.50%, 11/15/24	800,000	926,406
7.63%, 02/15/25	550,000	645,799
6.88%, 08/15/25	500,000	587,598
6.00%, 02/15/26	1,310,800	1,526,775
6.75%, 08/15/26	750,000	910,986
6.50%, 11/15/26	955,300	1,160,130
6.63%, 02/15/27	696,400	856,626
0.38%, 07/31/27	8,300,000	7,707,004
6.38%, 08/15/27	743,300	921,286
0.50%, 08/31/27	7,600,000	7,094,719
6.13%, 11/15/27	1,509,500	1,866,060
5.50%, 08/15/28	280,000	342,825
5.25%, 11/15/28	1,588,100	1,934,256
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 02/15/29	795,300	974,118
6.13%, 08/15/29	900,000	1,172,391
6.25%, 05/15/30	1,450,000	1,941,527
0.63%, 08/15/30	21,700,000	19,680,883
5.38%, 02/15/31	1,760,000	2,280,850
4.50%, 02/15/36	2,108,700	2,791,392
4.75%, 02/15/37	1,835,000	2,507,212
5.00%, 05/15/37	1,820,000	2,549,564
4.38%, 02/15/38	2,077,600	2,756,716
4.50%, 05/15/38	2,110,000	2,838,774
3.50%, 02/15/39	1,755,300	2,113,080
4.25%, 05/15/39	2,929,500	3,854,123
4.50%, 08/15/39	2,923,300	3,961,300
4.38%, 11/15/39	2,675,900	3,573,581
4.63%, 02/15/40	2,848,600	3,912,819
1.13%, 05/15/40	7,900,000	6,574,281
4.38%, 05/15/40	2,777,000	3,714,021
1.13%, 08/15/40	9,900,000	8,207,719
3.88%, 08/15/40	2,609,100	3,277,682
1.38%, 11/15/40	10,200,000	8,825,391
4.25%, 11/15/40	2,573,600	3,382,676
1.88%, 02/15/41	13,400,000	12,608,562
4.75%, 02/15/41	2,900,000	4,049,352
2.25%, 05/15/41	10,900,000	10,876,156
4.38%, 05/15/41	2,613,700	3,498,274
1.75%, 08/15/41	15,000,000	13,769,531
3.75%, 08/15/41	2,503,600	3,103,682
2.00%, 11/15/41	12,600,000	12,073,359
3.13%, 11/15/41	2,381,600	2,713,163
2.38%, 02/15/42	4,000,000	4,087,500
3.13%, 02/15/42	2,930,900	3,346,492
3.00%, 05/15/42	2,805,300	3,144,347
2.75%, 08/15/42	3,368,100	3,628,601
2.75%, 11/15/42	4,610,800	4,965,255
3.13%, 02/15/43	3,982,900	4,537,394
2.88%, 05/15/43	6,172,800	6,770,308
3.63%, 08/15/43	4,692,900	5,755,402
3.75%, 11/15/43	4,602,900	5,753,625
3.63%, 02/15/44	4,962,900	6,098,551
3.38%, 05/15/44	4,393,600	5,216,370
3.13%, 08/15/44	5,238,200	5,990,373
3.00%, 11/15/44	4,953,600	5,561,190
2.50%, 02/15/45	6,407,000	6,617,230
3.00%, 05/15/45	2,868,600	3,225,158
2.88%, 08/15/45	4,188,200	4,621,090
3.00%, 11/15/45	2,118,600	2,389,715
2.50%, 02/15/46	5,157,900	5,342,456
2.50%, 05/15/46	4,867,800	5,043,497
2.25%, 08/15/46	6,695,800	6,626,750
2.88%, 11/15/46	2,648,900	2,939,865
3.00%, 02/15/47	5,486,600	6,232,863
3.00%, 05/15/47	4,319,000	4,918,936
2.75%, 08/15/47	6,475,000	7,093,666
2.75%, 11/15/47	6,550,000	7,179,926
3.00%, 02/15/48	7,350,000	8,458,816
3.13%, 05/15/48	7,600,000	8,957,906
3.00%, 08/15/48	8,950,000	10,326,762
3.38%, 11/15/48	8,800,000	10,869,375
3.00%, 02/15/49	9,850,000	11,436,773
2.88%, 05/15/49	9,550,000	10,853,426
2.25%, 08/15/49	9,000,000	9,073,125
2.38%, 11/15/49	8,350,000	8,657,906
2.00%, 02/15/50	10,720,000	10,266,913
1.25%, 05/15/50	12,200,000	9,742,844
1.38%, 08/15/50	12,855,000	10,590,311
1.63%, 11/15/50	13,700,000	12,007,836
1.88%, 02/15/51	15,100,000	14,060,695
2.38%, 05/15/51	15,000,000	15,653,906

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 08/15/51	15,100,000	14,499,539
1.88%, 11/15/51	14,200,000	13,258,141
2.25%, 02/15/52	5,000,000	5,096,484
Notes
0.25%, 04/15/23	7,000,000	6,929,727
0.13%, 04/30/23	11,500,000	11,359,395
1.63%, 04/30/23	4,760,800	4,785,441
2.75%, 04/30/23	6,200,000	6,312,133
0.13%, 05/15/23	7,200,000	7,110,563
1.75%, 05/15/23	8,884,400	8,944,266
0.13%, 05/31/23	11,000,000	10,852,187
1.63%, 05/31/23	4,829,900	4,855,465
2.75%, 05/31/23	5,600,000	5,707,406
0.25%, 06/15/23	7,200,000	7,111,266
0.13%, 06/30/23	12,500,000	12,315,674
1.38%, 06/30/23	4,913,000	4,921,828
2.63%, 06/30/23	5,500,000	5,599,473
0.13%, 07/15/23	7,500,000	7,385,010
0.13%, 07/31/23	12,000,000	11,803,125
1.25%, 07/31/23	5,500,000	5,499,141
2.75%, 07/31/23	4,800,000	4,900,219
0.13%, 08/15/23	7,700,000	7,569,762
2.50%, 08/15/23	8,402,200	8,550,387
0.13%, 08/31/23	12,500,000	12,281,250
1.38%, 08/31/23	5,500,000	5,504,189
2.75%, 08/31/23	4,800,000	4,901,437
0.13%, 09/15/23	7,500,000	7,363,916
0.25%, 09/30/23	12,500,000	12,287,109
1.38%, 09/30/23	5,574,500	5,577,657
2.88%, 09/30/23	6,200,000	6,348,824
0.13%, 10/15/23	8,300,000	8,135,297
0.38%, 10/31/23	12,000,000	11,798,672
1.63%, 10/31/23	4,950,000	4,970,206
2.88%, 10/31/23	5,100,000	5,224,512
0.25%, 11/15/23	10,000,000	9,808,984
2.75%, 11/15/23	11,438,200	11,700,698
0.50%, 11/30/23	11,500,000	11,320,088
2.13%, 11/30/23	5,700,000	5,771,027
2.88%, 11/30/23	5,200,000	5,332,336
0.13%, 12/15/23	9,400,000	9,187,582
0.75%, 12/31/23	12,000,000	11,852,578
2.25%, 12/31/23	4,575,200	4,643,292
2.63%, 12/31/23	5,750,000	5,875,894
0.13%, 01/15/24	10,000,000	9,757,617
0.88%, 01/31/24	11,000,000	10,883,340
2.25%, 01/31/24	5,024,500	5,100,947
2.50%, 01/31/24	7,000,000	7,138,496
0.13%, 02/15/24	12,000,000	11,692,500
2.75%, 02/15/24	9,750,000	9,994,893
1.50%, 02/29/24	11,000,000	11,010,957
2.13%, 02/29/24	4,964,100	5,028,769
2.38%, 02/29/24	4,700,000	4,784,086
0.25%, 03/15/24	12,000,000	11,701,875
2.13%, 03/31/24	10,254,400	10,388,588
0.38%, 04/15/24	9,000,000	8,786,953
2.00%, 04/30/24	5,500,000	5,557,578
2.25%, 04/30/24	7,050,000	7,161,533
0.25%, 05/15/24	10,500,000	10,209,609
2.50%, 05/15/24	12,257,600	12,516,159
2.00%, 05/31/24	8,100,000	8,185,430
0.25%, 06/15/24	9,500,000	9,225,020
1.75%, 06/30/24	6,600,000	6,632,484
2.00%, 06/30/24	4,750,000	4,800,283
0.38%, 07/15/24	9,000,000	8,754,609
1.75%, 07/31/24	7,100,000	7,133,559
2.13%, 07/31/24	4,500,000	4,560,645
0.38%, 08/15/24	10,000,000	9,712,500
2.38%, 08/15/24	12,426,900	12,665,244
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 08/31/24	5,600,000	5,555,156
1.88%, 08/31/24	5,165,000	5,203,939
0.38%, 09/15/24	11,000,000	10,668,281
1.50%, 09/30/24	4,800,000	4,788,187
2.13%, 09/30/24	3,750,000	3,800,098
0.63%, 10/15/24	11,000,000	10,726,719
1.50%, 10/31/24	6,300,000	6,283,020
2.25%, 10/31/24	3,900,000	3,966,270
0.75%, 11/15/24	10,000,000	9,771,875
2.25%, 11/15/24	11,426,900	11,622,407
1.50%, 11/30/24	6,210,000	6,191,807
2.13%, 11/30/24	3,800,000	3,851,508
1.00%, 12/15/24	10,000,000	9,833,594
1.75%, 12/31/24	6,500,000	6,524,121
2.25%, 12/31/24	4,100,000	4,172,230
1.13%, 01/15/25	9,700,000	9,564,352
1.38%, 01/31/25	5,100,000	5,063,344
2.50%, 01/31/25	4,500,000	4,611,445
1.50%, 02/15/25	11,000,000	10,957,461
2.00%, 02/15/25	10,298,900	10,406,314
1.13%, 02/28/25	5,950,000	5,860,982
2.75%, 02/28/25	4,450,000	4,592,713
0.50%, 03/31/25	7,100,000	6,855,105
2.63%, 03/31/25	3,200,000	3,293,750
0.38%, 04/30/25	8,000,000	7,682,500
2.88%, 04/30/25	5,000,000	5,186,133
2.13%, 05/15/25	10,221,600	10,366,140
0.25%, 05/31/25	7,900,000	7,544,191
2.88%, 05/31/25	4,600,000	4,772,680
0.25%, 06/30/25	9,000,000	8,580,586
2.75%, 06/30/25	2,350,000	2,430,781
0.25%, 07/31/25	9,100,000	8,665,617
2.88%, 07/31/25	4,500,000	4,676,836
2.00%, 08/15/25	12,107,400	12,227,528
0.25%, 08/31/25	9,900,000	9,411,574
2.75%, 08/31/25	4,400,000	4,555,031
0.25%, 09/30/25	10,900,000	10,349,039
3.00%, 09/30/25	4,400,000	4,597,656
0.25%, 10/31/25	10,900,000	10,335,414
3.00%, 10/31/25	4,100,000	4,286,422
2.25%, 11/15/25	12,080,200	12,312,838
0.38%, 11/30/25	10,000,000	9,513,281
2.88%, 11/30/25	4,800,000	5,000,250
0.38%, 12/31/25	11,300,000	10,740,297
2.63%, 12/31/25	4,400,000	4,548,328
0.38%, 01/31/26	11,400,000	10,815,750
2.63%, 01/31/26	4,400,000	4,548,672
1.63%, 02/15/26	10,545,800	10,501,722
0.50%, 02/28/26	12,100,000	11,525,723
2.50%, 02/28/26	5,500,000	5,661,777
0.75%, 03/31/26	11,200,000	10,765,125
2.25%, 03/31/26	5,100,000	5,202,000
0.75%, 04/30/26	11,000,000	10,564,297
2.38%, 04/30/26	3,500,000	3,588,594
1.63%, 05/15/26	10,424,500	10,373,599
0.75%, 05/31/26	12,000,000	11,513,438
2.13%, 05/31/26	5,200,000	5,280,234
0.88%, 06/30/26	10,900,000	10,505,301
1.88%, 06/30/26	4,950,000	4,977,844
0.63%, 07/31/26	11,500,000	10,954,199
1.88%, 07/31/26	4,200,000	4,222,969
1.50%, 08/15/26	10,471,600	10,362,794
0.75%, 08/31/26	12,000,000	11,486,250
1.38%, 08/31/26	5,100,000	5,018,520
0.88%, 09/30/26	12,000,000	11,540,625
1.63%, 09/30/26	3,500,000	3,481,680
1.13%, 10/31/26	9,700,000	9,429,082
1.63%, 10/31/26	4,800,000	4,774,687

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 11/15/26	10,973,900	11,097,785
1.25%, 11/30/26	11,100,000	10,854,152
1.63%, 11/30/26	4,400,000	4,376,625
1.25%, 12/31/26	11,500,000	11,239,004
1.75%, 12/31/26	4,800,000	4,801,875
1.50%, 01/31/27	15,700,000	15,522,762
2.25%, 02/15/27	9,442,600	9,667,968
1.13%, 02/28/27	2,900,000	2,814,246
1.88%, 02/28/27	11,000,000	11,078,203
0.63%, 03/31/27	4,650,000	4,397,156
0.50%, 04/30/27	6,600,000	6,193,945
2.38%, 05/15/27	11,500,000	11,849,941
0.50%, 05/31/27	6,800,000	6,371,281
0.50%, 06/30/27	7,600,000	7,112,828
2.25%, 08/15/27	9,342,000	9,577,010
0.38%, 09/30/27	9,700,000	8,979,320
0.50%, 10/31/27	8,700,000	8,100,176
2.25%, 11/15/27	9,500,000	9,734,902
0.63%, 11/30/27	10,100,000	9,460,070
0.63%, 12/31/27	10,900,000	10,198,738
0.75%, 01/31/28	11,100,000	10,450,477
2.75%, 02/15/28	12,350,000	13,019,602
1.13%, 02/29/28	11,900,000	11,455,145
1.25%, 03/31/28	11,000,000	10,655,391
1.25%, 04/30/28	11,500,000	11,132,988
2.88%, 05/15/28	12,350,000	13,120,428
1.25%, 05/31/28	11,800,000	11,412,352
1.25%, 06/30/28	10,200,000	9,857,742
1.00%, 07/31/28	11,200,000	10,646,125
2.88%, 08/15/28	12,550,000	13,358,887
1.13%, 08/31/28	10,900,000	10,436,750
1.25%, 09/30/28	10,800,000	10,416,938
1.38%, 10/31/28	9,600,000	9,330,000
3.13%, 11/15/28	11,750,000	12,714,785
1.50%, 11/30/28	10,100,000	9,893,266
1.38%, 12/31/28	10,200,000	9,909,938
1.75%, 01/31/29	9,700,000	9,656,047
2.63%, 02/15/29	11,150,000	11,739,731
1.88%, 02/28/29	11,000,000	11,043,828
2.38%, 05/15/29	9,250,000	9,600,488
1.63%, 08/15/29	9,300,000	9,190,289
1.75%, 11/15/29	7,300,000	7,282,320
1.50%, 02/15/30	12,400,000	12,121,969
0.63%, 05/15/30 (h)	16,405,000	14,923,423
0.88%, 11/15/30 (h)	22,700,000	20,985,086
1.13%, 02/15/31 (h)	21,800,000	20,558,422
1.63%, 05/15/31 (h)	22,050,000	21,681,352
1.25%, 08/15/31 (h)	25,500,000	24,228,984
1.38%, 11/15/31 (h)	25,000,000	23,980,469
1.88%, 02/15/32	8,000,000	8,034,375
Total Treasuries (Cost $2,096,498,162)		2,073,523,751

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 5.5% OF NET ASSETS

Agency 2.2%
Foreign 0.8%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.63%, 09/17/22	200,000	200,850
2.88%, 03/13/23	250,000	254,283
1.50%, 02/12/25	350,000	347,837
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 09/17/25	500,000	475,120
0.50%, 02/02/26	500,000	473,985
		1,752,075
Canada 0.0%
Export Development Canada
2.00%, 05/17/22	150,000	150,447
2.50%, 01/24/23	150,000	151,889
1.38%, 02/24/23	350,000	350,801
2.75%, 03/15/23	200,000	203,224
2.63%, 02/21/24	250,000	255,300
		1,111,661
Germany 0.3%
FMS Wertmanagement
2.00%, 08/01/22 (i)	450,000	452,133
2.75%, 03/06/23 (i)	200,000	203,172
Kreditanstalt Fuer Wiederaufbau
2.13%, 01/17/23 (i)	1,250,000	1,261,675
1.63%, 02/15/23 (i)	750,000	753,720
0.25%, 04/25/23 (i)	1,000,000	989,140
0.25%, 10/19/23 (i)	1,000,000	981,640
2.63%, 02/28/24 (i)	950,000	971,318
0.25%, 03/08/24 (i)	1,000,000	975,150
1.38%, 08/05/24 (i)	550,000	547,465
0.50%, 09/20/24 (i)	1,000,000	972,080
2.50%, 11/20/24 (i)	1,030,000	1,053,669
1.25%, 01/31/25 (i)	250,000	246,845
2.00%, 05/02/25 (i)	450,000	453,789
0.38%, 07/18/25 (i)	1,250,000	1,193,862
0.63%, 01/22/26 (i)	1,000,000	955,340
1.00%, 10/01/26 (i)	650,000	627,718
2.88%, 04/03/28 (i)	750,000	792,577
1.75%, 09/14/29 (i)	400,000	395,808
0.75%, 09/30/30 (i)	250,000	227,855
0.00%, 04/18/36 (i)(j)	300,000	222,591
0.00%, 06/29/37 (i)(j)	450,000	325,908
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (i)	300,000	302,775
0.50%, 05/27/25 (i)	300,000	288,207
2.38%, 06/10/25 (i)	750,000	764,467
0.88%, 03/30/26 (i)	250,000	240,428
1.75%, 07/27/26 (i)	250,000	249,628
2.50%, 11/15/27 (i)	250,000	258,090
0.88%, 09/03/30 (i)	500,000	459,075
		17,166,125
Japan 0.2%
Japan Bank for International Cooperation
2.50%, 06/01/22	200,000	200,878
1.75%, 01/23/23	350,000	351,872
0.63%, 05/22/23	600,000	594,912
3.25%, 07/20/23	400,000	409,964
0.38%, 09/15/23	500,000	491,745
3.38%, 10/31/23	500,000	515,170
2.50%, 05/23/24	750,000	763,447
3.00%, 05/29/24	200,000	205,970
1.75%, 10/17/24	200,000	200,076
2.50%, 05/28/25	250,000	254,868
0.63%, 07/15/25	500,000	479,320
2.75%, 01/21/26	200,000	205,738
2.38%, 04/20/26	500,000	506,645
1.88%, 07/21/26	400,000	399,504
2.25%, 11/04/26	300,000	304,269
2.88%, 06/01/27	200,000	208,258

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 07/21/27	200,000	208,406
2.75%, 11/16/27	450,000	466,119
3.25%, 07/20/28	200,000	214,862
3.50%, 10/31/28	200,000	218,322
2.00%, 10/17/29	200,000	198,706
1.25%, 01/21/31	250,000	233,420
1.88%, 04/15/31	700,000	688,254
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	201,706
2.75%, 04/27/27	200,000	207,112
1.00%, 07/22/30	380,000	349,828
		9,079,371
Norway 0.1%
Equinor A.S.A.
2.45%, 01/17/23	100,000	101,048
2.65%, 01/15/24	150,000	152,448
3.70%, 03/01/24	393,000	406,798
2.88%, 04/06/25 (a)	350,000	356,825
1.75%, 01/22/26 (a)	300,000	294,426
3.00%, 04/06/27 (a)	200,000	205,478
3.63%, 09/10/28 (a)	400,000	423,192
3.13%, 04/06/30 (a)	250,000	256,920
2.38%, 05/22/30 (a)	500,000	487,205
3.63%, 04/06/40 (a)	100,000	102,505
5.10%, 08/17/40	114,000	138,699
4.25%, 11/23/41	100,000	110,574
3.95%, 05/15/43	150,000	158,898
4.80%, 11/08/43	100,000	118,590
3.25%, 11/18/49 (a)	300,000	287,022
3.70%, 04/06/50 (a)	250,000	260,658
		3,861,286
Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/14/24	500,000	521,340
2.38%, 06/25/24	200,000	202,816
2.88%, 01/21/25	400,000	409,780
0.75%, 09/21/25	750,000	716,340
3.25%, 11/10/25	750,000	780,105
1.25%, 09/21/30	500,000	459,750
2.50%, 06/29/41	200,000	192,800
The Korea Development Bank
3.00%, 09/14/22	488,000	492,002
3.75%, 01/22/24	500,000	519,215
2.13%, 10/01/24	250,000	252,295
3.00%, 01/13/26	200,000	207,644
2.00%, 10/25/31	250,000	239,262
		4,993,349
Sweden 0.1%
Svensk Exportkredit AB
2.88%, 03/14/23	750,000	762,975
0.25%, 09/29/23	200,000	196,338
0.50%, 11/10/23	250,000	245,980
1.75%, 12/12/23	500,000	502,040
0.38%, 07/30/24	400,000	388,360
0.63%, 10/07/24	300,000	292,155
0.63%, 05/14/25	275,000	265,004
0.50%, 08/26/25	350,000	334,313
		2,987,165
		40,951,032
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 1.4%
Fannie Mae
2.50%, 02/05/24	1,300,000	1,325,506
1.75%, 07/02/24	1,000,000	1,003,550
2.63%, 09/06/24	1,830,000	1,876,958
1.63%, 01/07/25	3,500,000	3,497,025
0.63%, 04/22/25	1,000,000	967,770
0.50%, 06/17/25	2,000,000	1,922,620
2.13%, 04/24/26	1,000,000	1,014,030
1.88%, 09/24/26	1,000,000	1,004,520
6.03%, 10/08/27	164,000	200,559
6.63%, 11/15/30	2,180,000	2,956,974
5.63%, 07/15/37	500,000	701,395
Federal Farm Credit Banks Funding Corp.
0.45%, 07/24/23	500,000	494,530
0.50%, 12/01/23	1,000,000	984,010
0.25%, 02/26/24	800,000	780,320
0.88%, 11/18/24	1,000,000	979,810
Federal Home Loan Bank
0.50%, 11/09/23	1,000,000	985,500
0.63%, 12/22/23	1,000,000	985,210
2.50%, 02/13/24	1,300,000	1,326,143
1.50%, 08/15/24	4,000,000	3,996,200
0.50%, 04/14/25	1,000,000	963,430
0.88%, 06/12/26	500,000	481,645
3.25%, 11/16/28	2,850,000	3,084,868
5.50%, 07/15/36	330,000	456,463
Federal Home Loan Mortgage Corp.
0.38%, 05/05/23	2,000,000	1,980,720
0.25%, 09/08/23	1,000,000	983,930
0.13%, 10/16/23	2,500,000	2,449,750
0.25%, 11/06/23	3,500,000	3,433,570
0.25%, 12/04/23	1,000,000	979,790
0.38%, 09/23/25	2,000,000	1,905,000
Federal National Mortgage Association
0.25%, 07/10/23	3,000,000	2,957,160
0.25%, 11/27/23	1,000,000	979,800
0.38%, 08/25/25	1,500,000	1,430,670
0.50%, 11/07/25	2,000,000	1,909,540
0.75%, 10/08/27	500,000	470,210
0.88%, 08/05/30	2,000,000	1,815,440
Freddie Mac
2.75%, 06/19/23	500,000	509,730
0.25%, 06/26/23	4,000,000	3,947,640
0.25%, 08/24/23	5,000,000	4,922,650
1.50%, 02/12/25	4,000,000	3,982,000
0.38%, 07/21/25	1,000,000	956,310
6.75%, 03/15/31	200,000	276,168
6.25%, 07/15/32	1,100,000	1,522,180
Tennessee Valley Authority
2.88%, 09/15/24	500,000	515,005
4.65%, 06/15/35	655,000	814,990
4.63%, 09/15/60	150,000	211,028
		70,942,317
		111,893,349

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	350,000	397,820
8.50%, 12/01/29	100,000	144,653

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Alberta
3.35%, 11/01/23	359,000	369,960
2.95%, 01/23/24	250,000	256,370
1.88%, 11/13/24	550,000	552,007
1.00%, 05/20/25	400,000	389,348
3.30%, 03/15/28	500,000	532,645
1.35%, 05/28/30	250,000	234,970
1.30%, 07/22/30	650,000	603,902
Province of British Columbia
1.75%, 09/27/24	400,000	400,872
2.25%, 06/02/26	150,000	152,009
0.90%, 07/20/26	300,000	288,144
1.30%, 01/29/31	500,000	467,550
Province of Manitoba
3.05%, 05/14/24	324,000	333,535
2.13%, 06/22/26	330,000	331,469
1.50%, 10/25/28	250,000	240,378
Province of New Brunswick
3.63%, 02/24/28	150,000	163,271
Province of Ontario
1.75%, 01/24/23	600,000	603,234
3.40%, 10/17/23	450,000	463,941
3.05%, 01/29/24	500,000	514,075
3.20%, 05/16/24	200,000	206,744
0.63%, 01/21/26	250,000	237,580
1.05%, 04/14/26	500,000	481,220
2.50%, 04/27/26	200,000	203,924
2.30%, 06/15/26	200,000	202,282
1.05%, 05/21/27	450,000	428,656
2.00%, 10/02/29	200,000	198,058
1.13%, 10/07/30	500,000	458,735
1.60%, 02/25/31	250,000	237,608
1.90%, 04/21/31	250,000	244,325
1.80%, 10/14/31	750,000	720,052
Province of Quebec
2.63%, 02/13/23	250,000	253,455
2.50%, 04/09/24	150,000	152,739
2.88%, 10/16/24	300,000	309,033
1.50%, 02/11/25	350,000	347,407
0.60%, 07/23/25	1,200,000	1,151,124
2.50%, 04/20/26	450,000	459,576
2.75%, 04/12/27	200,000	207,598
7.50%, 09/15/29	421,000	572,703
		14,512,972
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	95,000	130,173
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	430,876
Bay Area Toll Authority
2.57%, 04/01/31	200,000	200,954
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	605,116
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	385,790
Board of Regents of the University of Texas System
3.35%, 08/15/47 (a)	250,000	265,301
California
GO (Build America Bonds) Series 2009
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.50%, 04/01/34	900,000	1,311,477
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	622,801
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	739,345
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	298,300
California State University
2.98%, 11/01/51 (a)	200,000	192,646
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	56,321
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	145,238
RB Series 2018 C
4.47%, 01/01/49	150,000	190,434
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	1,006,598
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	119,123
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	133,565
City of New York
6.27%, 12/01/37	200,000	271,684
City of San Antonio TX Electric & Gas Systems
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	255,498
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	118,785
City of San Francisco CA Public Utilities Commission
RB Series 2020A
3.30%, 11/01/39 (a)	150,000	153,543
RB Series 2020E
2.83%, 11/01/41 (a)	100,000	96,668
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	130,575
GO Series 2019D
2.66%, 09/01/39	144,059	140,839
GO Series 2019D
2.81%, 09/01/43	100,000	96,018
GO Series 2019H
2.90%, 09/01/49	100,000	95,071
GO Series 2020C
2.51%, 07/01/41 (a)	185,000	171,513
Commonwealth of Massachusetts Transportation Fund
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	131,434
Commonwealth of Pennsylvania Financing Authority
RB Series 2016A
4.14%, 06/01/38	200,000	223,805
Connecticut
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	312,180
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	224,750

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
County of Miami-Dade FL Water & Sewer System
RB Series 2019C
3.49%, 10/01/42 (a)	100,000	104,109
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	197,487
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	134,563
Dallas/Fort Worth International Airport
RB Series 2019A
2.99%, 11/01/38	100,000	103,353
RB Series 2020C
3.09%, 11/01/40 (a)	250,000	252,331
RB Series 2020C
2.92%, 11/01/50	250,000	243,906
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	136,257
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	450,004
Foothill-Eastern Transportation Corridor Agency
RB Series 2019A
3.92%, 01/15/53 (a)	100,000	102,663
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	125,283
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	150,466
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,695,869
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	129,959
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	131,465
JobsOhio Beverage System
4.53%, 01/01/35	300,000	346,754
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	524,166
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	124,471
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	265,317
GO Bonds Series 2020
2.11%, 08/01/32 (a)	250,000	241,724
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	135,768
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	316,785
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	315,346
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	672,058
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maryland Health & Higher Educational Facilities Authority
RB Series 2020D
3.05%, 07/01/40 (a)	150,000	145,441
RB Series 2020D
3.20%, 07/01/50	150,000	145,164
Massachusetts School Building Authority
RB Series 2020B
1.75%, 08/15/30	500,000	477,249
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	139,018
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	307,198
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	460,211
Michigan Finance Authority
RB Series 2019T
3.38%, 12/01/40	200,000	211,212
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	234,879
Municipal Electric Authority of Georgia
7.06%, 04/01/57	300,000	419,984
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	146,000	208,549
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	146,000	213,358
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	305,309
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	371,659
RB Series 2019B
4.13%, 06/15/42	200,000	207,639
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	538,659
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	525,562
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	251,346
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	174,194
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	143,491
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	354,894
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	64,463
RB Series 2009F
5.63%, 03/15/39	100,000	124,797

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2019B
3.14%, 07/01/43	220,000	222,804
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	118,675
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	233,069
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	487,143
Oregon School Boards Association
GO Bonds (Pension Funding) Series 2002B
5.55%, 06/30/28	240,000	274,066
Port Authority of New York & New Jersey
1.09%, 07/01/23	400,000	398,693
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	194,898
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	129,932
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	256,608
Consolidated Bonds 181th Series
4.96%, 08/01/46	100,000	126,300
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	217,798
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	97,481
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	539,546
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	146,112
6.58%, 05/15/49	75,000	109,565
Regional Transportation District Sales Tax Revenue
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	74,698
Rutgers The State University of New Jersey
GO Series 2019P
3.92%, 05/01/19 (a)	100,000	103,954
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	15,417
RB Series 2018B
3.82%, 01/01/48	150,000	158,209
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	150,680
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	144,261
San Jose Redevelopment Agency Successor Agency
Tax Allocation Series 2017A-T
3.38%, 08/01/34 (a)	100,000	103,839
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	117,507
State Board of Administration Finance Corp.
1.26%, 07/01/25	300,000	292,128
Series A
1.71%, 07/01/27	400,000	390,442
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series A
2.15%, 07/01/30	600,000	581,225
State of California
2.38%, 10/01/26	175,000	178,021
7.63%, 03/01/40	300,000	467,661
GO Bonds
7.60%, 11/01/40	300,000	479,887
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	100,000	121,515
State of Washington
5.14%, 08/01/40	100,000	128,604
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	768,439
Texas Private Activity Bond Surface Transportation Corp.
RB Series 2019B
3.92%, 12/31/49	150,000	152,296
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	357,317
The Ohio State University
RB (Build America Bonds) Series 2010
4.91%, 06/01/40	300,000	381,013
RB Series 2016A
3.80%, 12/01/46	100,000	114,744
The Pennsylvania State University
2.84%, 09/01/50	150,000	138,008
University of California
0.88%, 05/15/25 (a)	500,000	484,110
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	657,246
RB Series 2012AD
4.86%, 05/15/12	100,000	134,324
RB Series 2013AJ
4.60%, 05/15/31	100,000	111,960
RB Series 2015AQ
4.77%, 05/15/15	150,000	195,676
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	187,112
RB Series 2020BG
1.61%, 05/15/30 (a)	250,000	234,500
University of Michigan
2.44%, 04/01/40 (a)	250,000	237,788
University of Pittsburgh-of the Commonwealth System of Higher Education
GO Bonds Series 2019A
3.56%, 09/15/19 (a)	100,000	98,877
University of Virginia
RB Series 2017C
4.18%, 09/01/17 (a)	100,000	122,362
RB Series 2020
2.26%, 09/01/50 (a)	400,000	336,370
Westchester County Local Development Corp.
RB, Series 2020
3.85%, 11/01/50 (a)	250,000	255,759
		34,209,440
		48,722,412

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	650,000	649,168
0.75%, 05/19/26	250,000	239,005
		888,173
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	206,176
3.13%, 01/21/26	200,000	205,358
3.24%, 02/06/28 (a)	450,000	457,609
2.45%, 01/31/31 (a)	300,000	283,056
2.55%, 01/27/32 (a)	400,000	377,828
2.55%, 07/27/33 (a)	500,000	455,865
3.10%, 05/07/41 (a)	550,000	487,234
3.63%, 10/30/42	150,000	143,651
3.86%, 06/21/47	200,000	195,692
3.50%, 01/25/50 (a)	500,000	456,485
3.10%, 01/22/61 (a)	450,000	366,304
3.25%, 09/21/71 (a)	200,000	161,992
		3,797,250
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	500,000	516,335
5.75%, 11/22/23	300,000	317,244
5.38%, 03/25/24	300,000	318,186
7.63%, 03/29/41	350,000	513,779
		1,665,544
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	150,000	151,748
3.50%, 01/11/28	200,000	207,530
4.10%, 04/24/28	250,000	268,665
4.75%, 02/11/29	200,000	223,434
3.40%, 09/18/29	450,000	466,974
2.85%, 02/14/30	1,000,000	997,770
3.85%, 10/15/30	300,000	321,354
4.35%, 01/11/48	400,000	414,464
5.35%, 02/11/49	200,000	236,704
3.70%, 10/30/49	300,000	288,009
3.50%, 02/14/50	200,000	188,172
4.20%, 10/15/50	250,000	260,337
3.05%, 03/12/51	200,000	181,882
4.45%, 04/15/70	200,000	208,466
3.35%, 03/12/71	200,000	172,016
		4,587,525
Israel 0.1%
Israel Government International Bond
3.15%, 06/30/23	300,000	306,360
2.88%, 03/16/26	200,000	205,860
3.25%, 01/17/28	200,000	210,414
2.75%, 07/03/30	350,000	357,364
4.50%, 01/30/43	500,000	590,490
4.13%, 01/17/48	200,000	223,238
3.88%, 07/03/50	500,000	534,955
4.50%, 04/03/20	200,000	224,632
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State of Israel
2.50%, 01/15/30	200,000	200,532
3.38%, 01/15/50	350,000	344,092
		3,197,937
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	730,000	787,531
0.88%, 05/06/24	250,000	243,835
2.38%, 10/17/24	550,000	552,689
1.25%, 02/17/26	700,000	664,622
2.88%, 10/17/29	675,000	666,205
5.38%, 06/15/33	250,000	295,853
4.00%, 10/17/49	550,000	558,844
3.88%, 05/06/51	500,000	488,215
		4,257,794
Mexico 0.2%
Mexico Government International Bond
3.60%, 01/30/25	500,000	520,045
3.90%, 04/27/25 (a)	200,000	209,858
4.13%, 01/21/26	288,000	306,156
4.15%, 03/28/27	500,000	532,285
3.75%, 01/11/28	400,000	413,040
4.50%, 04/22/29	600,000	637,362
3.25%, 04/16/30 (a)	900,000	874,494
2.66%, 05/24/31 (a)	400,000	368,024
8.30%, 08/15/31	150,000	207,888
4.75%, 04/27/32 (a)	700,000	749,140
6.75%, 09/27/34	362,000	447,515
6.05%, 01/11/40	900,000	1,028,610
4.28%, 08/14/41 (a)	400,000	376,256
4.75%, 03/08/44	950,000	943,036
5.55%, 01/21/45	750,000	820,800
4.60%, 01/23/46	450,000	433,584
4.35%, 01/15/47	300,000	279,372
4.60%, 02/10/48	400,000	382,424
4.50%, 01/31/50 (a)	675,000	638,078
5.00%, 04/27/51 (a)	650,000	659,808
3.77%, 05/24/61 (a)	600,000	486,054
5.75%, 10/12/10	420,000	428,921
		11,742,750
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	400,000	413,424
3.75%, 03/16/25 (a)	300,000	308,574
8.88%, 09/30/27	250,000	324,600
3.88%, 03/17/28 (a)	400,000	413,040
9.38%, 04/01/29	100,000	136,666
3.16%, 01/23/30 (a)	200,000	196,660
2.25%, 09/29/32 (a)	1,000,000	884,480
6.70%, 01/26/36	131,000	161,659
4.50%, 05/15/47	250,000	246,245
4.50%, 04/16/50 (a)	400,000	390,292
4.30%, 04/29/53	200,000	188,092
4.50%, 04/01/56 (a)	550,000	529,936
3.87%, 07/23/60 (a)	850,000	730,295
		4,923,963
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	287,293
2.39%, 01/23/26 (a)	200,000	196,026
4.13%, 08/25/27	450,000	474,174

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.84%, 06/20/30	150,000	144,378
2.78%, 01/23/31 (a)	900,000	854,694
1.86%, 12/01/32 (a)	500,000	429,625
8.75%, 11/21/33	450,000	659,128
3.00%, 01/15/34 (a)	200,000	185,488
6.55%, 03/14/37	300,000	381,579
3.30%, 03/11/41 (a)	250,000	224,853
5.63%, 11/18/50	395,000	495,875
3.55%, 03/10/51 (a)	400,000	365,124
2.78%, 12/01/60 (a)	250,000	191,275
3.60%, 01/15/72 (a)	200,000	168,252
3.23%, 07/28/21 (a)	250,000	186,335
		5,244,099
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	400,000	412,800
10.63%, 03/16/25	300,000	374,961
5.50%, 03/30/26	600,000	668,862
3.00%, 02/01/28	400,000	406,304
3.75%, 01/14/29	400,000	420,492
9.50%, 02/02/30	250,000	361,087
2.46%, 05/05/30	200,000	192,166
7.75%, 01/14/31	350,000	471,723
6.38%, 01/15/32	300,000	378,057
6.38%, 10/23/34	600,000	772,308
3.95%, 01/20/40	600,000	598,836
3.70%, 03/01/41	750,000	724,110
3.70%, 02/02/42	400,000	386,468
2.95%, 05/05/45	200,000	173,010
3.20%, 07/06/46	500,000	448,380
		6,789,564
Poland 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	400,000	404,332
4.00%, 01/22/24	450,000	465,188
3.25%, 04/06/26	450,000	465,619
		1,335,139
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	206,934
2.00%, 06/19/24	200,000	201,152
5.63%, 11/03/25	232,000	260,986
2.75%, 01/19/27	250,000	258,075
3.50%, 09/20/28	200,000	216,914
2.50%, 06/19/29	200,000	205,754
1.75%, 10/15/31	200,000	194,020
4.13%, 06/10/44	200,000	249,224
		1,793,059
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	113,000	117,387
4.38%, 10/27/27	500,000	541,690
4.38%, 01/23/31 (a)	350,000	385,546
7.63%, 03/21/36	350,000	500,353
4.13%, 11/20/45	150,000	164,028
5.10%, 06/18/50	750,000	897,405
4.98%, 04/20/55	600,000	712,116
		3,318,525
		53,541,322

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Supranational* 1.4%
African Development Bank
2.13%, 11/16/22	800,000	806,688
0.75%, 04/03/23	500,000	497,530
3.00%, 09/20/23	250,000	256,153
0.88%, 03/23/26	250,000	240,425
0.88%, 07/22/26	500,000	480,930
Asian Development Bank
1.88%, 07/19/22	650,000	653,074
1.75%, 09/13/22	250,000	251,263
1.63%, 01/24/23	450,000	452,353
2.75%, 03/17/23	600,000	609,972
0.25%, 07/14/23	750,000	739,425
0.25%, 10/06/23	1,000,000	982,370
2.63%, 01/30/24	450,000	459,832
0.38%, 06/11/24	750,000	729,982
1.50%, 10/18/24	400,000	398,952
2.00%, 01/22/25	851,000	859,306
0.63%, 04/29/25	400,000	386,552
0.38%, 09/03/25	1,000,000	952,450
0.50%, 02/04/26	750,000	712,477
1.00%, 04/14/26	1,000,000	966,430
2.00%, 04/24/26	500,000	503,030
2.63%, 01/12/27	500,000	518,765
2.50%, 11/02/27	500,000	516,280
2.75%, 01/19/28	200,000	209,478
5.82%, 06/16/28	250,000	306,985
1.75%, 09/19/29	250,000	246,945
1.88%, 01/24/30	400,000	398,464
0.75%, 10/08/30	750,000	682,597
1.50%, 03/04/31	500,000	482,780
Corp. Andina de Fomento
4.38%, 06/15/22	362,000	365,247
2.75%, 01/06/23	250,000	252,650
2.38%, 05/12/23	350,000	353,164
1.63%, 09/23/25	300,000	293,355
Council of Europe Development Bank
1.75%, 09/26/22	350,000	351,827
2.63%, 02/13/23	250,000	253,580
0.25%, 06/10/23	150,000	148,055
0.25%, 10/20/23	200,000	196,258
1.38%, 02/27/25	150,000	148,644
0.88%, 09/22/26	250,000	240,165
European Bank for Reconstruction & Development
2.75%, 03/07/23	350,000	355,621
0.25%, 07/10/23	250,000	246,480
1.63%, 09/27/24	250,000	250,175
0.50%, 05/19/25	350,000	336,263
0.50%, 11/25/25	500,000	476,265
0.50%, 01/28/26	500,000	474,905
European Investment Bank
2.38%, 06/15/22	600,000	603,060
2.00%, 12/15/22	250,000	251,978
2.50%, 03/15/23	850,000	862,044
1.38%, 05/15/23	500,000	500,865
2.88%, 08/15/23	650,000	664,553
0.25%, 09/15/23	250,000	245,798
3.13%, 12/14/23	750,000	772,350
3.25%, 01/29/24	1,000,000	1,033,380
2.63%, 03/15/24	500,000	511,315
2.25%, 06/24/24	500,000	507,880
2.50%, 10/15/24	400,000	409,240
1.88%, 02/10/25	450,000	452,538
1.63%, 03/14/25	700,000	698,628
0.63%, 07/25/25	1,000,000	963,100
0.38%, 12/15/25	1,000,000	948,000

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 03/26/26	500,000	472,075
2.13%, 04/13/26	500,000	506,395
0.75%, 10/26/26	500,000	477,010
1.38%, 03/15/27	750,000	733,950
2.38%, 05/24/27	450,000	462,316
1.63%, 10/09/29	350,000	343,119
0.88%, 05/17/30	170,000	156,572
0.75%, 09/23/30	750,000	683,055
1.25%, 02/14/31	500,000	472,875
1.63%, 05/13/31	250,000	244,373
4.88%, 02/15/36	500,000	667,015
Inter-American Development Bank
1.75%, 09/14/22	500,000	502,580
2.50%, 01/18/23	600,000	607,470
0.50%, 05/24/23	1,050,000	1,040,760
3.00%, 10/04/23	200,000	205,042
0.25%, 11/15/23	1,500,000	1,471,050
2.63%, 01/16/24	500,000	510,735
3.00%, 02/21/24	1,000,000	1,029,270
0.50%, 09/23/24	250,000	243,088
2.13%, 01/15/25	1,000,000	1,013,390
1.75%, 03/14/25	500,000	500,985
0.88%, 04/03/25	300,000	292,536
0.63%, 07/15/25	400,000	385,176
0.88%, 04/20/26	250,000	240,443
2.00%, 06/02/26	524,000	527,244
2.00%, 07/23/26	300,000	302,748
2.38%, 07/07/27	350,000	359,278
0.63%, 09/16/27	1,000,000	934,310
1.13%, 07/20/28	500,000	476,790
3.13%, 09/18/28	650,000	698,971
2.25%, 06/18/29	700,000	715,680
1.13%, 01/13/31	750,000	701,655
4.38%, 01/24/44	350,000	461,758
International Bank for Reconstruction & Development
2.13%, 07/01/22	600,000	602,784
1.88%, 10/07/22	200,000	201,154
2.13%, 02/13/23	505,000	509,934
1.88%, 06/19/23	250,000	251,938
3.00%, 09/27/23	1,250,000	1,281,737
2.50%, 03/19/24	1,150,000	1,173,391
1.50%, 08/28/24	500,000	499,180
2.50%, 11/25/24	600,000	614,166
1.63%, 01/15/25	750,000	749,625
0.75%, 03/11/25	850,000	826,931
0.63%, 04/22/25	1,500,000	1,450,305
0.38%, 07/28/25	1,250,000	1,193,225
2.50%, 07/29/25	1,150,000	1,178,313
0.50%, 10/28/25	1,000,000	954,700
0.88%, 07/15/26	750,000	721,560
1.88%, 10/27/26	200,000	200,882
2.50%, 11/22/27	350,000	361,774
0.75%, 11/24/27	1,000,000	939,150
1.38%, 04/20/28	500,000	484,790
1.13%, 09/13/28	500,000	476,130
1.75%, 10/23/29	450,000	444,609
0.88%, 05/14/30	500,000	460,285
0.75%, 08/26/30	750,000	682,485
1.25%, 02/10/31	750,000	709,335
1.63%, 11/03/31	1,000,000	967,600
4.75%, 02/15/35	830,000	1,069,380
International Finance Corp.
2.00%, 10/24/22	200,000	201,446
0.50%, 03/20/23	200,000	198,596
2.88%, 07/31/23	550,000	561,962
1.38%, 10/16/24	350,000	348,100
0.38%, 07/16/25	450,000	429,939
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 04/07/26	200,000	202,286
0.75%, 08/27/30	400,000	364,516
Nordic Investment Bank
0.38%, 05/19/23	200,000	197,872
2.88%, 07/19/23	250,000	255,320
2.25%, 05/21/24	250,000	253,723
0.38%, 09/11/25	450,000	428,233
0.50%, 01/21/26	250,000	237,688
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	982,200
2.25%, 05/16/24	400,000	406,020
0.50%, 05/28/25	500,000	479,905
0.50%, 01/27/26	750,000	711,517
		73,173,271
Total Government Related (Cost $291,262,471)		287,330,354

SECURITIZED 29.9% OF NET ASSETS

Asset-Backed Securities 0.1%
Automobile 0.0%
Ally Auto Receivables Trust
Series 2018-3 Class A4
3.12%, 07/17/23 (a)	296,033	296,284
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 Class A2
3.06%, 04/15/26 (a)	172,000	176,186
Toyota Auto Receivables Owner Trust
Series 2019-B Class A3
2.57%, 08/15/23 (a)	179,369	180,129
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	133,888	134,758
1.68%, 05/15/25 (a)	1,030,000	1,029,886
		1,817,243
Credit Card 0.1%
American Express Credit Account Master Trust
Series 2019-3 Class A
2.00%, 04/15/25 (a)	1,000,000	1,005,865
Series 2018-2A
3.01%, 10/15/25 (a)	1,800,000	1,831,143
Capital One Multi-Asset Execution Trust
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	450,000	453,438
Series 2019-A3 Class A3
2.06%, 08/15/28 (a)	1,000,000	986,671
Citibank Credit Card Issuance Trust
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	609,908
Discover Card Execution Note Trust
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	305,044
		5,192,069
		7,009,312

Commercial Mortgage-Backed Security 2.1%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	177,315	178,889
BANK
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	155,882

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,235,144
Series 2017-BNK9 Class A4
3.54%, 11/15/54 (a)	950,000	988,839
Series 2019-BN19 Class A3
3.18%, 08/15/61 (a)	600,000	613,993
Series 2020-BN26 Class A4
2.40%, 03/15/63 (a)	300,000	290,107
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	114,540	114,463
Series 2018-C2 Class A4
4.05%, 12/15/51 (a)	449,000	480,226
Benchmark Mortgage Trust
3.72%, 03/15/62 (a)	5,090,000	5,380,723
Series 2019-B12 Class A5
3.12%, 08/15/52 (a)	700,000	713,998
Series 2019-B13 Class A4
2.95%, 08/15/57 (a)	3,500,000	3,530,903
Series 2019-B9 Class A5
4.02%, 03/15/52 (a)	600,000	644,785
Series 2020-B16 Class A5
2.73%, 02/15/53 (a)	1,000,000	993,793
CD Mortgage Trust
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	248,555
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)	402,000	419,079
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	437,732
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	2,200,000	2,294,234
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	110,499	110,615
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	260,921
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,340,247
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	102,478
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	5,700,000	5,906,146
COMM Mortgage Trust
Series 2013-CR11 Class A4
4.26%, 08/10/50 (a)	2,350,000	2,421,500
Series 2013-CR6 Class A4
3.10%, 03/10/46 (a)	300,000	301,528
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(k)	1,200,000	1,231,996
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	421,424	427,610
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	591,913	599,967
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	256,830
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	46,521
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,120,000	1,149,178
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,183,224
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	510,809
Series 2015-LC23 Class A4
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.77%, 10/10/48 (a)	330,000	341,477
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	670,206	685,881
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	625,088
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	311,989
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	1,405,000	1,437,905
Series 2019-C17 Class A5
3.02%, 09/15/52 (a)	2,500,000	2,525,089
CSMC Trust
Series 2016 Class A4
3.79%, 12/15/49 (a)	2,000,000	2,084,752
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	59,107	60,504
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(k)	170,393	174,048
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(k)	785,000	796,710
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K030 Class A2
3.25%, 04/25/23 (a)(k)	198,222	201,310
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	102,297
Series K037 Class A2
3.49%, 01/25/24 (a)	750,000	769,532
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	103,145
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	407,694
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	205,912
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	660,164
Series K045 Class A2
3.02%, 11/25/25 (a)	500,000	514,777
Series K047 Class A2
3.33%, 05/25/25 (a)(k)	400,000	416,087
Series K048 Class A2
3.28%, 06/25/25 (a)(k)	1,150,000	1,195,167
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	103,879
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	10,260
Series K058 Class A2
2.65%, 08/25/26 (a)	600,000	615,194
Series K061 Class A2
3.35%, 11/25/26 (a)(k)	2,500,000	2,638,252
Series K062 Class A2
3.41%, 12/25/26 (a)	300,000	317,670
Series K064 Class A2
3.22%, 03/25/27 (a)	750,000	788,868
Series K066 Class A2
3.12%, 06/25/27 (a)	1,200,000	1,258,473
Series K070 Class A2
3.30%, 11/25/27 (a)(k)	500,000	530,441
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,121,372
Series K072 Class A2
3.44%, 12/25/27 (a)	900,000	962,625
Series K074 Class A1
3.60%, 09/25/27 (a)	136,463	143,531
Series K074 Class A2
3.60%, 01/25/28 (a)	3,500,000	3,776,182

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K078 Class A2
3.85%, 06/25/28 (a)	1,182,367	1,296,381
Series K083 Class A2
4.05%, 09/25/28 (a)(k)	250,000	278,343
Series K085 Class A2
4.06%, 10/25/28 (a)(k)	700,000	775,070
Series K087 Class A2
3.77%, 12/25/28 (a)	100,000	109,958
Series K099 Class A2
2.60%, 09/25/29 (a)	2,210,000	2,275,305
Series K-1512 Class A2
2.99%, 05/25/31 (a)	2,500,000	2,630,738
Series K154 Class A2
3.42%, 04/25/32 (a)	700,000	753,781
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	401,238
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	102,457
Series K728 Class A2
3.06%, 08/25/24 (a)(k)	394,963	405,867
Series K733 Class A2
3.75%, 08/25/25 (a)(k)	1,400,000	1,469,065
Series K735 Class A2
2.86%, 05/25/26 (a)	830,000	856,286
Series KS03 Class A4
3.16%, 05/25/25 (a)(k)	150,000	154,864
GS Mortgage Securities Trust
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	231,927
Series 2020-GC45 Class A5
2.91%, 02/13/53 (a)	3,000,000	3,009,199
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49 (a)(k)	2,034,000	2,115,660
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	206,258
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	782,456	802,843
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	2,550,000	2,662,868
JPMCC Commercial Mortgage Securities Trust
3.72%, 03/15/50 (a)	2,430,000	2,538,749
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32 Class A5
3.60%, 11/15/48 (a)	1,000,000	1,027,045
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	315,745
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4
4.15%, 08/15/46 (a)(k)	350,000	355,852
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	369,350
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	100,000	100,792
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,339,791
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	51,790
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	416,100
Morgan Stanley Capital I Trust 2017-H1
Series 2017-H1 Class A4
3.26%, 06/15/50 (a)	250,000	255,546
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-HR8 Class A4
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.04%, 07/15/53 (a)	1,000,000	938,767
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	206,439
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	624,620
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	251,338
Wells Fargo Commercial Mortgage Trust
3.31%, 06/15/52 (a)	1,800,000	1,849,201
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	127,075	129,001
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(k)	1,409,000	1,438,253
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	246,291	247,739
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	206,422
Series 2015-NXS4 Class A4
3.72%, 12/15/48 (a)	2,100,000	2,174,559
Series 2016-C32 Class A4
3.56%, 01/15/59 (a)	1,200,000	1,237,424
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	700,000	714,036
Series 2016-NXS5 Class A6
3.64%, 01/15/59 (a)	1,330,400	1,376,266
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	316,233	320,162
Series 2017-C40 Class A4
3.58%, 10/15/50 (a)	1,020,000	1,061,905
Series 2017-C41 Class A4
3.47%, 11/15/50 (a)	300,000	310,692
Series 2017-C42 Class A4
3.59%, 12/15/50 (a)	1,400,000	1,463,877
Series 2018-C44 Class A5
4.21%, 05/15/51 (a)	950,000	1,024,338
Series 2018-C47 Class A3
4.18%, 09/15/61 (a)	500,000	534,028
Series 2019-C50 Class A5
3.73%, 05/15/52 (a)	675,000	711,739
Series 2019-C53 Class A4
3.04%, 10/15/52 (a)	500,000	505,924
Series 2020-C55 Class A5
2.73%, 02/15/53 (a)	1,950,000	1,927,680
Series 2020-C58 Class A4
2.09%, 07/15/53 (a)	1,645,000	1,543,443
WFRBS Commercial Mortgage Trust
3.90%, 12/15/46 (a)	418,256	425,543
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(k)	710,000	723,479
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	440,071	448,119
		112,161,052

Mortgage-Backed Securities Pass-Through 27.7%
Fannie Mae
4.50%, 12/01/24 to 05/01/50 (a)	17,193,128	18,476,857
3.50%, 10/01/25 to 09/01/50 (a)	67,798,275	70,633,491
3.00%, 10/01/26 to 09/01/51 (a)	90,512,552	92,491,629
4.00%, 06/01/27 to 08/01/50 (a)	43,692,187	46,215,898
2.50%, 07/01/27 to 03/01/52 (a)	144,228,710	143,284,680
2.00%, 12/01/27 to 03/01/52 (a)	205,185,613	198,658,520
5.50%, 12/01/32 to 11/01/48 (a)	3,397,860	3,798,068
5.00%, 11/01/33 to 01/01/50 (a)	5,820,667	6,365,420
6.50%, 08/01/34 to 05/01/40 (a)	152,509	175,422

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 04/01/35 to 07/01/41 (a)	1,413,774	1,600,533
1.50%, 08/01/35 to 11/01/51 (a)	41,911,865	40,000,296
1.00%, 03/01/36 to 07/01/36 (a)	919,116	863,408
Freddie Mac
2.00%, 08/01/23 to 03/01/52 (a)	178,738,626	172,813,380
3.50%, 01/01/26 to 09/01/51 (a)	30,377,183	31,651,380
4.00%, 05/01/26 to 07/01/50 (a)	20,179,054	21,303,109
3.00%, 08/01/26 to 12/01/51 (a)	51,668,932	52,795,083
2.50%, 04/01/27 to 03/01/52 (a)	106,798,914	105,917,671
6.00%, 05/01/32 to 07/01/40 (a)	860,415	975,903
5.50%, 06/01/33 to 08/01/41 (a)	1,792,457	2,006,181
5.00%, 11/01/33 to 12/01/49 (a)	3,742,435	4,100,424
4.50%, 05/01/34 to 08/01/49 (a)	10,661,581	11,478,909
1.50%, 08/01/35 to 08/01/51 (a)	48,612,800	46,046,176
6.50%, 02/01/36 (a)	93,181	106,822
1.00%, 10/01/36 (a)	385,674	362,321
Ginnie Mae
3.00%, 04/20/27 to 10/20/51 (a)	52,274,204	53,513,471
2.50%, 08/20/27 to 02/20/52 (a)	78,459,125	78,573,598
3.50%, 09/20/32 to 06/20/51 (a)	44,472,179	46,518,961
5.00%, 02/20/33 to 11/20/47 (a)	4,046,957	4,497,077
5.50%, 04/15/33 to 11/20/44 (a)	399,432	448,824
2.00%, 04/20/36 to 02/20/52 (a)	81,726,068	80,035,295
4.00%, 06/15/39 to 04/20/50 (a)	21,448,704	22,685,906
4.50%, 07/15/39 to 02/20/50 (a)	9,056,616	9,783,718
6.00%, 04/20/44 (a)	176,834	204,709
1.50%, 03/20/51 to 10/20/51 (a)	938,662	879,963
Ginnie Mae TBA
2.50%, 03/21/52 (a)(g)	2,500,000	2,497,838
3.00%, 03/21/52 (a)(g)	7,000,000	7,115,886
UMBS TBA
2.50%, 03/16/36 to 11/25/51 (a)(g)	29,000,000	28,773,861
1.50%, 03/17/37 (a)(g)	500,000	486,542
2.00%, 03/17/37 to 03/14/52 (a)(g)	32,500,000	31,385,809
3.00%, 04/25/49 (a)(g)	13,500,000	13,634,468
1.50%, 03/14/52 (a)(g)	2,000,000	1,853,742
		1,455,011,249
Total Securitized (Cost $1,621,285,091)		1,574,181,613

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

Money Market Funds 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (l)	111,453,989	111,453,990
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (l)(m)	453,148	453,148
		111,907,138
Total Short-Term Investments (Cost $111,907,138)		111,907,138
Total Investments in Securities (Cost $5,446,464,670)		5,349,233,416

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,588,556 or 0.3% of net assets.
(c)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $449,401.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon bond.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	The rate shown is the 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

ACES —	Alternate Credit Enhancement Securities
GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/28/22	FACE AMOUNT AT 2/28/22	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
TD Ameritrade Holding Corp.
3.75%, 04/01/24	$53,990	$—	($53,743)	$3,851	($4,100)	$2	$—	$—	$120
3.63%, 04/01/25	109,256	—	(108,518)	5,883	(6,573)	(48)	—	—	232
3.30%, 04/01/27	110,396	—	(109,386)	(586)	(310)	(114)	—	—	211
2.75%, 10/01/29	107,222	—	(105,263)	(717)	(1,198)	(44)	—	—	176
The Charles Schwab Corp.
2.65%, 01/25/23	154,670	—	(152,297)	(581)	(438)	(1,354)	—	—	1,667
3.55%, 02/01/24	107,332	—	—	—	(2,583)	(1,549)	103,200	100,000	1,775
0.75%, 03/18/24	251,702	—	—	—	(6,421)	(344)	244,937	250,000	937
3.75%, 04/01/24	—	53,693	—	—	(1,198)	(656)	51,839	50,000	818
3.00%, 03/10/25	—	51,222	—	—	—	—	51,222	50,000	—
4.20%, 03/24/25	111,511	—	—	—	(4,682)	(664)	106,165	100,000	2,100
3.63%, 04/01/25	—	108,418	(54,151)	(25)	(1,674)	(543)	52,025	50,000	841
3.85%, 05/21/25	165,626	—	—	—	(6,835)	(1,157)	157,634	150,000	2,887
3.45%, 02/13/26	—	52,282	—	—	—	—	52,282	50,000	—
0.90%, 03/11/26	249,300	—	—	—	(11,996)	(194)	237,110	250,000	1,125
1.15%, 05/13/26	201,410	—	—	—	(9,115)	(121)	192,174	200,000	1,150
3.20%, 03/02/27	109,889	—	—	—	(5,041)	(1,049)	103,799	100,000	1,600
3.30%, 04/01/27	—	109,286	—	—	(4,218)	(703)	104,365	100,000	1,439
3.20%, 01/25/28	110,264	—	—	—	(5,797)	(324)	104,143	100,000	1,600
2.00%, 03/20/28	154,758	50,499	—	—	(10,767)	(142)	194,348	200,000	1,831
4.00%, 02/01/29	115,666	—	—	—	(6,893)	(755)	108,018	100,000	2,000
3.25%, 05/22/29	110,773	—	—	—	(7,276)	(419)	103,078	100,000	1,625
2.75%, 10/01/29	—	105,163	(52,845)	271	(2,490)	(137)	49,962	50,000	638
4.63%, 03/22/30	122,280	—	—	—	(8,162)	(510)	113,608	100,000	2,312
1.65%, 03/11/31	97,913	—	—	—	(7,082)	39	90,870	100,000	825
2.30%, 05/13/31	103,370	—	—	—	(7,373)	(175)	95,822	100,000	1,150
1.95%, 12/01/31	—	149,972	—	—	(11,205)	—	138,767	150,000	1,292
Total	$2,547,328	$680,535	($636,203)	$8,096	($133,427)	($10,961)	$2,455,368		$30,351

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$1,302,290,560	$—	$1,302,290,560
Treasuries [1]	—	2,073,523,751	—	2,073,523,751
Government Related[1]	—	287,330,354	—	287,330,354
Securitized [1]	—	1,574,181,613	—	1,574,181,613
Short-Term Investments[1]	111,907,138	—	—	111,907,138
Total	$111,907,138	$5,237,326,278	$—	$5,349,233,416

[1]	As categorized in the Portfolio Holdings.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $2,538,241)		$2,455,368
Investments in securities, at value - unaffiliated (cost $5,443,926,429) including securities on loan of $449,401		5,346,778,048
Deposits with brokers for TBA margin		960,000
Receivables:
Investments sold		91,880,475
Interest		23,235,539
Fund shares sold		2,872,206
Dividends		1,700
Income from securities on loan	+	712
Total assets		5,468,184,048
Liabilities
Collateral held for securities on loan		453,148
Payables:
Investments bought		99,170,091
Investments bought - delayed delivery		98,121,316
Fund shares redeemed		14,308,427
Distributions to shareholders		2,028,633
Investment adviser fees	+	161,397
Total liabilities		214,243,012
Net assets		$5,253,941,036
Net Assets by Source
Capital received from investors		$5,391,532,792
Total distributable loss	+	(137,591,756)
Net assets		$5,253,941,036

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,253,941,036		523,534,632		$10.04

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$47,608,802
Interest received from securities - affiliated		19,390
Dividends received from securities - unaffiliated		12,227
Securities on loan, net	+	4,316
Total investment income		47,644,735
Expenses
Investment adviser fees		1,078,085
Total expenses	–	1,078,085
Net investment income		46,566,650
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		8,096
Net realized losses on sales of securities - unaffiliated	+	(8,362,929)
Net realized losses		(8,354,833)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(133,427)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(266,444,095)
Net change in unrealized appreciation (depreciation)	+	(266,577,522)
Net realized and unrealized losses		(274,932,355)
Decrease in net assets resulting from operations		($228,365,705)

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$46,566,650	$84,585,345
Net realized gains (losses)		(8,354,833)	2,027,180
Net change in unrealized appreciation (depreciation)	+	(266,577,522)	(96,642,777)
Decrease in net assets from operations		($228,365,705)	($10,030,252)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($55,081,658)	($112,841,716)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		82,422,109	$853,169,564	207,229,520	$2,204,914,044
Shares reinvested		4,147,023	42,827,920	8,579,233	91,136,260
Shares redeemed	+	(84,178,060)	(868,264,006)	(128,161,408)	(1,360,610,590)
Net transactions in fund shares		2,391,072	$27,733,478	87,647,345	$935,439,714
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		521,143,560	$5,509,654,921	433,496,215	$4,697,087,175
Total increase (decrease)	+	2,391,072	(255,713,885)	87,647,345	812,567,746
End of period		523,534,632	$5,253,941,036	521,143,560	$5,509,654,921

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	2/23/17 [1]– 8/31/17
Per-Share Data
Net asset value at beginning of period	$10.28	$10.39	$10.13	$9.80	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.10	0.19	0.24	0.19	0.08
Net realized and unrealized gains (losses)	(0.30)	(0.08)	0.27	0.33	(0.24)	0.04
Total from investment operations	(0.25)	0.02	0.46	0.57	(0.05)	0.12
Less distributions:
Distributions from net investment income	(0.05)	(0.10)	(0.20)	(0.24)	(0.19)	(0.08)
Distributions from net realized gains	(0.03)	(0.03)	—	—	—	—
Total distributions	(0.08)	(0.13)	(0.20)	(0.24)	(0.19)	(0.08)
Net asset value at end of period	$9.95	$10.28	$10.39	$10.13	$9.80	$10.04
Total return	(2.49%) [3]	0.18%	4.59%	5.89%	(0.51%)	1.25% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4]	0.06%	0.06%	0.06%	0.06%	0.06% [4]
Net investment income (loss)	0.90% [4]	0.96%	1.89%	2.43%	1.92%	1.64% [4]
Portfolio turnover rate	28% [3]	61%	65%	46%	61%	49% [3,5]
Net assets, end of period (x 1,000,000)	$2,115	$2,228	$1,694	$877	$522	$381

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes in-kind transactions.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 25.5% OF NET ASSETS

Financial Institutions 11.5%
Banking 9.1%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	200,000	202,404
1.45%, 10/02/23 (a)	500,000	494,190
3.88%, 05/21/24 (a)	100,000	103,194
5.13%, 09/30/24	250,000	265,280
4.63%, 03/30/25	100,000	105,341
5.80%, 05/01/25 (a)	200,000	216,588
American Express Co.
3.70%, 08/03/23 (a)	500,000	513,510
0.75%, 11/03/23	200,000	197,022
3.40%, 02/22/24 (a)	150,000	154,257
2.50%, 07/30/24 (a)	400,000	404,836
3.00%, 10/30/24 (a)	450,000	460,471
3.63%, 12/05/24 (a)	100,000	103,594
4.20%, 11/06/25 (a)	250,000	266,097
3.13%, 05/20/26 (a)	250,000	256,900
1.65%, 11/04/26 (a)	150,000	145,232
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	263,945
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	197,452
1.13%, 09/18/25	200,000	190,130
Banco Santander S.A.
3.85%, 04/12/23	400,000	408,916
2.71%, 06/27/24	600,000	605,574
2.75%, 05/28/25	400,000	400,792
5.18%, 11/19/25	400,000	427,612
1.85%, 03/25/26	400,000	384,932
1.72%, 09/14/27 (a)(b)	400,000	377,540
Bank of America Corp.
4.10%, 07/24/23	650,000	671,931
4.13%, 01/22/24	500,000	520,080
3.55%, 03/05/24 (a)(b)	900,000	914,436
4.00%, 04/01/24	550,000	570,883
1.49%, 05/19/24 (a)(b)	150,000	149,103
0.52%, 06/14/24 (a)(b)	400,000	392,792
3.86%, 07/23/24 (a)(b)	500,000	511,865
4.20%, 08/26/24	800,000	833,120
0.81%, 10/24/24 (a)(b)	550,000	537,267
4.00%, 01/22/25	750,000	779,115
3.46%, 03/15/25 (a)(b)	650,000	662,935
3.95%, 04/21/25	650,000	674,004
0.98%, 04/22/25 (a)(b)	500,000	485,540
3.88%, 08/01/25	350,000	366,933
0.98%, 09/25/25 (a)(b)	550,000	529,364
3.09%, 10/01/25 (a)(b)	300,000	304,281
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.46%, 10/22/25 (a)(b)	600,000	598,914
1.53%, 12/06/25 (a)(b)	400,000	388,876
3.37%, 01/23/26 (a)(b)	600,000	612,024
2.02%, 02/13/26 (a)(b)	450,000	442,656
4.45%, 03/03/26	550,000	585,222
3.50%, 04/19/26	600,000	622,506
1.32%, 06/19/26 (a)(b)	750,000	717,232
4.25%, 10/22/26	500,000	530,865
1.20%, 10/24/26 (a)(b)	750,000	709,567
1.66%, 03/11/27 (a)(b)	650,000	622,199
3.56%, 04/23/27 (a)(b)	750,000	770,752
1.73%, 07/22/27 (a)(b)	1,500,000	1,433,115
3.82%, 01/20/28 (a)(b)	650,000	678,203
2.55%, 02/04/28 (a)(b)	500,000	492,265
Bank of Montreal
0.40%, 09/15/23	400,000	391,676
0.45%, 12/08/23	150,000	146,381
3.30%, 02/05/24	300,000	307,551
2.50%, 06/28/24	250,000	252,440
0.63%, 07/09/24	250,000	241,488
1.50%, 01/10/25	250,000	244,923
1.85%, 05/01/25	350,000	346,003
1.25%, 09/15/26	400,000	379,672
0.95%, 01/22/27 (a)(b)	350,000	330,463
4.34%, 10/05/28 (a)(b)	300,000	309,195
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	214,542
Barclays Bank PLC
3.75%, 05/15/24	200,000	207,288
Barclays PLC
4.34%, 05/16/24 (a)(b)	200,000	205,566
4.38%, 09/11/24	200,000	207,496
1.01%, 12/10/24 (a)(b)	300,000	292,623
3.65%, 03/16/25	425,000	436,330
3.93%, 05/07/25 (a)(b)	600,000	616,578
4.38%, 01/12/26	650,000	686,504
2.85%, 05/07/26 (a)(b)	400,000	399,764
5.20%, 05/12/26	600,000	647,058
2.28%, 11/24/27 (a)(b)	600,000	579,234
BNP Paribas S.A.
3.25%, 03/03/23	400,000	406,360
4.25%, 10/15/24	200,000	208,862
BPCE S.A.
4.00%, 04/15/24	250,000	259,133
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	50,859
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	300,000	295,008
0.95%, 06/23/23	500,000	494,945
3.50%, 09/13/23	150,000	154,233
0.50%, 12/14/23	250,000	243,700

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 04/02/24	150,000	153,023
2.25%, 01/28/25	150,000	149,861
0.95%, 10/23/25	250,000	237,795
1.25%, 06/22/26	200,000	189,552
Capital One Financial Corp.
2.60%, 05/11/23 (a)	150,000	151,457
3.50%, 06/15/23	200,000	204,366
3.90%, 01/29/24 (a)	150,000	154,758
3.75%, 04/24/24 (a)	100,000	103,291
3.30%, 10/30/24 (a)	700,000	717,325
1.34%, 12/06/24 (a)(b)	150,000	147,915
3.20%, 02/05/25 (a)	350,000	357,714
4.25%, 04/30/25 (a)	300,000	315,816
4.20%, 10/29/25 (a)	500,000	525,295
3.75%, 07/28/26 (a)	250,000	259,958
1.88%, 11/02/27 (a)(b)	300,000	287,820
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	252,728
Citibank NA
3.65%, 01/23/24 (a)	500,000	516,845
Citigroup, Inc.
3.50%, 05/15/23	400,000	409,320
3.88%, 10/25/23	400,000	413,148
1.68%, 05/15/24 (a)(b)	250,000	249,720
4.04%, 06/01/24 (a)(b)	350,000	359,114
3.75%, 06/16/24	100,000	103,569
4.00%, 08/05/24	300,000	310,413
0.78%, 10/30/24 (a)(b)	500,000	489,060
3.88%, 03/26/25	200,000	206,852
3.35%, 04/24/25 (a)(b)	700,000	714,700
3.30%, 04/27/25	500,000	512,365
0.98%, 05/01/25 (a)(b)	500,000	486,125
4.40%, 06/10/25	700,000	734,832
5.50%, 09/13/25	400,000	436,676
3.70%, 01/12/26	500,000	522,765
2.01%, 01/25/26 (a)(b)	500,000	492,770
4.60%, 03/09/26	350,000	373,856
3.11%, 04/08/26 (a)(b)	750,000	760,410
3.40%, 05/01/26	500,000	515,550
3.20%, 10/21/26 (a)	800,000	815,960
4.30%, 11/20/26	250,000	266,385
1.12%, 01/28/27 (a)(b)	650,000	612,540
1.46%, 06/09/27 (a)(b)	750,000	711,097
3.89%, 01/10/28 (a)(b)	750,000	784,050
3.07%, 02/24/28 (a)(b)	500,000	504,585
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	255,010
2.25%, 04/28/25 (a)	250,000	249,303
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	210,910
Comerica Bank
2.50%, 07/23/24	250,000	252,675
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	204,800
Cooperatieve Rabobank UA
3.38%, 05/21/25	250,000	259,478
4.38%, 08/04/25	250,000	261,903
3.75%, 07/21/26	500,000	516,670
Credit Suisse AG
1.00%, 05/05/23	550,000	545,869
0.52%, 08/09/23	400,000	393,000
0.50%, 02/02/24	250,000	242,440
3.63%, 09/09/24	650,000	670,995
2.95%, 04/09/25	300,000	304,305
1.25%, 08/07/26	500,000	470,405
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Credit Suisse Group AG
3.80%, 06/09/23	500,000	511,315
3.75%, 03/26/25	500,000	513,695
4.55%, 04/17/26	600,000	633,948
Deutsche Bank AG
0.90%, 05/28/24	300,000	291,132
3.70%, 05/30/24	300,000	307,904
2.22%, 09/18/24 (a)(b)	450,000	449,244
1.45%, 04/01/25 (a)(b)	200,000	195,364
3.96%, 11/26/25 (a)(b)	600,000	614,046
4.10%, 01/13/26	200,000	208,510
1.69%, 03/19/26	200,000	193,322
2.13%, 11/24/26 (a)(b)	500,000	481,670
2.31%, 11/16/27 (a)(b)	750,000	717,472
2.55%, 01/07/28 (a)(b)	200,000	192,478
Discover Bank
4.20%, 08/08/23	250,000	257,950
2.45%, 09/12/24 (a)	250,000	250,470
3.45%, 07/27/26 (a)	250,000	257,403
4.68%, 08/09/28 (a)(b)	250,000	256,828
Discover Financial Services
3.95%, 11/06/24 (a)	100,000	103,974
3.75%, 03/04/25 (a)	100,000	103,605
4.50%, 01/30/26 (a)	250,000	266,222
4.10%, 02/09/27 (a)	150,000	157,412
Fifth Third Bancorp
1.63%, 05/05/23 (a)	100,000	100,103
4.30%, 01/16/24 (a)	250,000	259,785
3.65%, 01/25/24 (a)	300,000	308,805
2.38%, 01/28/25 (a)	250,000	250,535
1.71%, 11/01/27 (a)(b)	200,000	192,130
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	265,033
3.85%, 03/15/26 (a)	200,000	209,684
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	49,893
First Horizon Corp.
3.55%, 05/26/23 (a)	200,000	203,370
4.00%, 05/26/25 (a)	100,000	104,082
First-Citizens Bank & Trust Co.
3.93%, 06/19/24 (a)(b)	150,000	153,014
HSBC Holdings PLC
3.60%, 05/25/23	400,000	409,376
4.25%, 03/14/24	650,000	671,970
3.95%, 05/18/24 (a)(b)	600,000	613,188
0.73%, 08/17/24 (a)(b)	400,000	391,576
3.80%, 03/11/25 (a)(b)	600,000	615,036
0.98%, 05/24/25 (a)(b)	400,000	386,740
4.25%, 08/18/25	350,000	363,244
2.63%, 11/07/25 (a)(b)	600,000	599,382
4.30%, 03/08/26	800,000	845,312
1.65%, 04/18/26 (a)(b)	625,000	603,012
3.90%, 05/25/26	600,000	624,516
2.10%, 06/04/26 (a)(b)	350,000	341,621
4.29%, 09/12/26 (a)(b)	600,000	626,130
4.38%, 11/23/26	500,000	526,225
1.59%, 05/24/27 (a)(b)	600,000	565,860
2.25%, 11/22/27 (a)(b)	500,000	481,865
HSBC USA, Inc.
3.50%, 06/23/24	100,000	102,982
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	350,000	352,859

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep N.V.
4.10%, 10/02/23	200,000	206,582
3.55%, 04/09/24	250,000	256,578
1.73%, 04/01/27 (a)(b)	400,000	383,004
JPMorgan Chase & Co.
3.38%, 05/01/23	600,000	611,484
2.70%, 05/18/23 (a)	500,000	505,765
3.88%, 02/01/24	250,000	259,403
0.70%, 03/16/24 (a)(b)	500,000	494,420
3.56%, 04/23/24 (a)(b)	450,000	458,284
3.63%, 05/13/24	450,000	465,138
1.51%, 06/01/24 (a)(b)	400,000	398,432
3.80%, 07/23/24 (a)(b)	650,000	665,632
3.88%, 09/10/24	800,000	830,648
0.65%, 09/16/24 (a)(b)	300,000	294,357
4.02%, 12/05/24 (a)(b)	650,000	670,988
3.13%, 01/23/25 (a)	550,000	562,435
0.56%, 02/16/25 (a)(b)	250,000	242,753
3.22%, 03/01/25 (a)(b)	550,000	559,790
0.82%, 06/01/25 (a)(b)	550,000	532,427
0.97%, 06/23/25 (a)(b)	500,000	484,625
3.90%, 07/15/25 (a)	600,000	627,510
7.75%, 07/15/25	100,000	117,292
0.77%, 08/09/25 (a)(b)	250,000	240,683
2.30%, 10/15/25 (a)(b)	650,000	647,302
1.56%, 12/10/25 (a)(b)	250,000	243,783
2.60%, 02/24/26 (a)(b)	350,000	350,917
2.01%, 03/13/26 (a)(b)	550,000	541,249
3.30%, 04/01/26 (a)	700,000	722,204
2.08%, 04/22/26 (a)(b)	850,000	837,037
3.20%, 06/15/26 (a)	350,000	359,355
2.95%, 10/01/26 (a)	800,000	814,080
1.05%, 11/19/26 (a)(b)	650,000	611,533
4.13%, 12/15/26	550,000	585,557
3.96%, 01/29/27 (a)(b)	500,000	523,685
1.04%, 02/04/27 (a)(b)	500,000	468,450
1.58%, 04/22/27 (a)(b)	950,000	908,741
1.47%, 09/22/27 (a)(b)	750,000	708,225
3.78%, 02/01/28 (a)(b)	500,000	522,375
2.95%, 02/24/28 (a)(b)	400,000	402,504
KeyBank NA
3.38%, 03/07/23	250,000	254,520
3.30%, 06/01/25	250,000	258,505
KeyCorp
4.15%, 10/29/25	250,000	265,492
Lloyds Banking Group PLC
4.05%, 08/16/23	400,000	412,116
3.90%, 03/12/24	200,000	207,350
0.70%, 05/11/24 (a)(b)	200,000	197,068
4.50%, 11/04/24	200,000	208,856
4.45%, 05/08/25	450,000	473,859
3.87%, 07/09/25 (a)(b)	500,000	515,150
4.58%, 12/10/25	250,000	262,433
2.44%, 02/05/26 (a)(b)	400,000	397,224
4.65%, 03/24/26	400,000	423,236
3.75%, 01/11/27	200,000	207,772
1.63%, 05/11/27 (a)(b)	250,000	237,313
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	255,848
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	255,738
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/23	400,000	407,284
3.76%, 07/26/23	450,000	462,451
3.41%, 03/07/24	650,000	666,588
2.80%, 07/18/24	200,000	202,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.85%, 09/15/24 (a)(b)	400,000	392,708
2.19%, 02/25/25	550,000	546,062
3.78%, 03/02/25	250,000	259,920
1.41%, 07/17/25	400,000	385,920
0.95%, 07/19/25 (a)(b)	500,000	482,970
0.96%, 10/11/25 (a)(b)	250,000	240,875
3.85%, 03/01/26	650,000	680,862
2.76%, 09/13/26	200,000	200,950
1.54%, 07/20/27 (a)(b)	550,000	522,175
1.64%, 10/13/27 (a)(b)	250,000	237,685
2.34%, 01/19/28 (a)(b)	350,000	341,841
Mizuho Financial Group, Inc.
3.55%, 03/05/23	300,000	306,060
1.24%, 07/10/24 (a)(b)	250,000	247,363
0.85%, 09/08/24 (a)(b)	175,000	171,710
3.92%, 09/11/24 (a)(b)	200,000	205,296
2.84%, 07/16/25 (a)(b)	200,000	201,816
2.56%, 09/13/25 (a)(b)	200,000	200,364
2.65%, 05/22/26 (a)(b)	200,000	200,178
2.23%, 05/25/26 (a)(b)	250,000	246,928
1.23%, 05/22/27 (a)(b)	400,000	374,940
1.55%, 07/09/27 (a)(b)	400,000	379,044
Morgan Stanley
4.10%, 05/22/23	500,000	513,250
0.73%, 04/05/24 (a)(b)	500,000	493,240
3.74%, 04/24/24 (a)(b)	700,000	713,629
3.88%, 04/29/24	750,000	775,425
3.70%, 10/23/24	650,000	672,561
0.79%, 01/22/25 (a)(b)	500,000	485,865
0.79%, 05/30/25 (a)(b)	750,000	723,435
2.72%, 07/22/25 (a)(b)	500,000	503,000
4.00%, 07/23/25	750,000	786,652
0.86%, 10/21/25 (a)(b)	250,000	240,018
1.16%, 10/21/25 (a)(b)	500,000	483,220
5.00%, 11/24/25	500,000	538,115
3.88%, 01/27/26	750,000	783,442
2.19%, 04/28/26 (a)(b)	750,000	740,362
3.13%, 07/27/26	750,000	764,452
6.25%, 08/09/26	250,000	286,570
4.35%, 09/08/26	500,000	531,430
0.99%, 12/10/26 (a)(b)	750,000	702,975
3.63%, 01/20/27	800,000	834,864
1.59%, 05/04/27 (a)(b)	900,000	858,078
1.51%, 07/20/27 (a)(b)	750,000	711,150
2.48%, 01/21/28 (a)(b)	550,000	541,013
National Australia Bank Ltd.
2.88%, 04/12/23	300,000	304,776
3.63%, 06/20/23	250,000	256,580
2.50%, 07/12/26	400,000	405,404
National Bank of Canada
0.75%, 08/06/24	250,000	241,510
Natwest Group PLC
3.88%, 09/12/23	600,000	614,574
6.00%, 12/19/23	400,000	424,892
2.36%, 05/22/24 (a)(b)	200,000	200,434
5.13%, 05/28/24	400,000	420,336
4.52%, 06/25/24 (a)(b)	200,000	205,818
4.27%, 03/22/25 (a)(b)	600,000	620,628
4.80%, 04/05/26	400,000	428,808
1.64%, 06/14/27 (a)(b)	400,000	380,200
3.75%, 11/01/29 (a)(b)	200,000	202,680
Northern Trust Corp.
3.95%, 10/30/25	200,000	212,220
Pacific Western Bank
3.25%, 05/01/31 (a)(b)	150,000	146,856

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Bank NA
3.50%, 06/08/23 (a)	250,000	255,605
3.80%, 07/25/23 (a)	250,000	256,633
2.50%, 08/27/24 (a)	250,000	253,005
2.95%, 02/23/25 (a)	250,000	256,795
3.88%, 04/10/25 (a)	250,000	261,255
3.25%, 06/01/25 (a)	250,000	258,708
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	200,408
Royal Bank of Canada
1.60%, 04/17/23	300,000	300,474
3.70%, 10/05/23	325,000	335,013
0.50%, 10/26/23	750,000	735,075
0.43%, 01/19/24	250,000	243,538
2.55%, 07/16/24	250,000	252,685
0.75%, 10/07/24	200,000	193,134
2.25%, 11/01/24	200,000	200,204
1.60%, 01/21/25	250,000	245,843
1.15%, 06/10/25	300,000	288,918
0.88%, 01/20/26	500,000	472,450
4.65%, 01/27/26	500,000	539,110
1.20%, 04/27/26	200,000	189,994
1.15%, 07/14/26	250,000	236,915
1.40%, 11/02/26	250,000	238,493
2.05%, 01/21/27	150,000	147,072
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	100,000	102,084
3.45%, 06/02/25 (a)	300,000	305,142
4.50%, 07/17/25 (a)	500,000	524,830
3.24%, 10/05/26 (a)(c)	200,000	202,278
2.49%, 01/06/28 (a)(b)	250,000	242,920
Santander UK Group Holdings PLC
4.80%, 11/15/24 (a)(b)	200,000	207,946
1.09%, 03/15/25 (a)(b)	200,000	194,194
1.53%, 08/21/26 (a)(b)	400,000	381,660
1.67%, 06/14/27 (a)(b)	250,000	236,388
2.47%, 01/11/28 (a)(b)	250,000	242,125
Santander UK PLC
4.00%, 03/13/24	200,000	207,412
2.88%, 06/18/24	200,000	202,846
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	101,676
State Street Corp.
3.10%, 05/15/23	250,000	254,468
3.70%, 11/20/23	350,000	361,872
3.78%, 12/03/24 (a)(b)	100,000	103,230
3.30%, 12/16/24	200,000	207,022
3.55%, 08/18/25	400,000	417,844
2.35%, 11/01/25 (a)(b)	450,000	453,082
2.90%, 03/30/26 (a)(b)	150,000	153,587
2.20%, 02/07/28 (a)(b)	200,000	197,484
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	250,000	257,330
3.95%, 01/10/24	250,000	259,720
3.40%, 07/11/24	250,000	257,888
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/23	200,000	205,546
3.94%, 10/16/23	400,000	413,228
0.51%, 01/12/24	200,000	195,022
2.70%, 07/16/24	400,000	403,928
2.45%, 09/27/24	200,000	200,622
2.35%, 01/15/25	400,000	398,748
1.47%, 07/08/25	700,000	676,137
0.95%, 01/12/26	250,000	235,930
3.78%, 03/09/26	200,000	209,354
2.63%, 07/14/26	600,000	601,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.40%, 09/17/26	500,000	472,980
3.01%, 10/19/26	200,000	203,430
3.45%, 01/11/27	200,000	206,886
2.17%, 01/14/27	200,000	195,448
SVB Financial Group
3.50%, 01/29/25	100,000	103,137
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	259,423
Synchrony Financial
4.38%, 03/19/24 (a)	275,000	284,622
4.25%, 08/15/24 (a)	400,000	414,124
4.50%, 07/23/25 (a)	250,000	262,298
The Bank of New York Mellon Corp.
3.50%, 04/28/23	150,000	153,405
3.45%, 08/11/23	250,000	256,660
2.20%, 08/16/23 (a)	350,000	352,870
0.35%, 12/07/23 (a)	250,000	244,708
3.65%, 02/04/24 (a)	150,000	154,913
3.25%, 09/11/24 (a)	100,000	103,059
2.10%, 10/24/24	400,000	401,632
0.85%, 10/25/24 (a)	250,000	243,463
3.00%, 02/24/25 (a)	200,000	205,410
1.60%, 04/24/25 (a)	200,000	197,022
3.95%, 11/18/25 (a)	250,000	265,432
0.75%, 01/28/26 (a)	250,000	237,333
2.80%, 05/04/26 (a)	200,000	204,550
2.45%, 08/17/26 (a)	300,000	304,005
3.44%, 02/07/28 (a)(b)	250,000	261,455
The Bank of Nova Scotia
1.63%, 05/01/23	300,000	300,081
0.80%, 06/15/23	200,000	197,894
0.40%, 09/15/23	250,000	245,098
0.55%, 09/15/23	400,000	392,356
3.40%, 02/11/24	250,000	256,643
0.70%, 04/15/24	300,000	291,240
1.45%, 01/10/25	250,000	244,750
2.20%, 02/03/25	200,000	199,458
1.30%, 06/11/25	200,000	193,132
4.50%, 12/16/25	250,000	265,965
1.05%, 03/02/26	400,000	379,040
1.35%, 06/24/26	250,000	238,643
2.70%, 08/03/26	400,000	404,204
1.30%, 09/15/26	250,000	237,990
The Goldman Sachs Group, Inc.
3.63%, 02/20/24 (a)	350,000	359,723
4.00%, 03/03/24	850,000	880,719
0.67%, 03/08/24 (a)(b)	450,000	444,231
3.85%, 07/08/24 (a)	700,000	723,422
0.66%, 09/10/24 (a)(b)	450,000	439,641
0.93%, 10/21/24 (a)(b)	450,000	440,694
3.50%, 01/23/25 (a)	625,000	643,281
1.76%, 01/24/25 (a)(b)	500,000	494,760
3.50%, 04/01/25 (a)	850,000	874,148
3.75%, 05/22/25 (a)	700,000	724,451
3.27%, 09/29/25 (a)(b)	550,000	560,136
4.25%, 10/21/25	500,000	525,125
0.86%, 02/12/26 (a)(b)	250,000	238,930
3.75%, 02/25/26 (a)	500,000	521,030
3.50%, 11/16/26 (a)	700,000	717,766
1.09%, 12/09/26 (a)(b)	550,000	517,935
5.95%, 01/15/27	150,000	169,542
3.85%, 01/26/27 (a)	750,000	781,567
1.43%, 03/09/27 (a)(b)	750,000	709,140
1.54%, 09/10/27 (a)(b)	750,000	707,347
1.95%, 10/21/27 (a)(b)	1,100,000	1,054,944
2.64%, 02/24/28 (a)(b)	500,000	494,380

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	256,813
The PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	200,000	205,976
3.90%, 04/29/24 (a)	300,000	311,688
2.20%, 11/01/24 (a)	200,000	200,726
2.60%, 07/23/26 (a)	250,000	253,628
1.15%, 08/13/26 (a)	250,000	238,968
The Toronto-Dominion Bank
0.30%, 06/02/23	250,000	246,175
0.75%, 06/12/23	850,000	841,219
3.50%, 07/19/23	400,000	410,088
0.45%, 09/11/23	400,000	392,340
3.25%, 03/11/24	150,000	153,956
2.65%, 06/12/24	300,000	303,891
0.70%, 09/10/24	200,000	193,256
1.45%, 01/10/25	100,000	97,969
1.15%, 06/12/25	250,000	241,015
0.75%, 09/11/25	400,000	378,312
0.75%, 01/06/26	250,000	235,960
1.20%, 06/03/26	350,000	333,238
1.25%, 09/10/26	400,000	379,504
1.95%, 01/12/27	200,000	195,434
3.63%, 09/15/31 (a)(b)	400,000	412,736
Truist Bank
1.25%, 03/09/23 (a)	400,000	399,376
2.75%, 05/01/23 (a)	200,000	202,714
3.20%, 04/01/24 (a)	200,000	205,438
3.69%, 08/02/24 (a)(b)	100,000	102,638
2.15%, 12/06/24 (a)	250,000	250,915
1.50%, 03/10/25 (a)	500,000	492,035
3.63%, 09/16/25 (a)	300,000	312,687
3.30%, 05/15/26 (a)	200,000	207,104
3.80%, 10/30/26 (a)	250,000	263,585
2.64%, 09/17/29 (a)(b)	250,000	251,160
Truist Financial Corp.
2.20%, 03/16/23 (a)	350,000	351,893
3.75%, 12/06/23 (a)	250,000	258,023
2.50%, 08/01/24 (a)	200,000	202,408
2.85%, 10/26/24 (a)	150,000	152,973
4.00%, 05/01/25 (a)	250,000	262,515
1.20%, 08/05/25 (a)	250,000	241,180
1.27%, 03/02/27 (a)(b)	400,000	382,424
US Bancorp
3.70%, 01/30/24 (a)	200,000	207,168
3.38%, 02/05/24 (a)	250,000	257,100
2.40%, 07/30/24 (a)	350,000	354,126
3.60%, 09/11/24 (a)	300,000	311,445
1.45%, 05/12/25 (a)	400,000	391,284
3.95%, 11/17/25 (a)	250,000	265,322
3.10%, 04/27/26 (a)	300,000	308,784
2.38%, 07/22/26 (a)	400,000	402,828
2.22%, 01/27/28 (a)(b)	200,000	197,800
US Bank NA/Cincinnati OH
3.40%, 07/24/23 (a)	250,000	255,930
2.05%, 01/21/25 (a)	250,000	250,275
2.80%, 01/27/25 (a)	250,000	255,190
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	98,741
Wells Fargo & Co.
4.13%, 08/15/23	400,000	412,548
4.48%, 01/16/24	100,000	104,529
3.75%, 01/24/24 (a)	750,000	773,557
1.65%, 06/02/24 (a)(b)	600,000	598,542
3.30%, 09/09/24	600,000	615,810
3.00%, 02/19/25	650,000	662,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.81%, 05/19/25 (a)(b)	250,000	242,120
3.55%, 09/29/25	750,000	777,727
2.41%, 10/30/25 (a)(b)	700,000	698,145
2.16%, 02/11/26 (a)(b)	650,000	642,421
3.00%, 04/22/26	900,000	912,789
2.19%, 04/30/26 (a)(b)	800,000	789,984
4.10%, 06/03/26	700,000	737,688
3.00%, 10/23/26	900,000	912,897
3.20%, 06/17/27 (a)(b)	650,000	661,128
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	200,000	198,436
Westpac Banking Corp.
3.65%, 05/15/23	500,000	513,140
3.30%, 02/26/24	150,000	154,470
1.02%, 11/18/24	300,000	292,854
2.35%, 02/19/25	200,000	201,710
2.85%, 05/13/26	400,000	410,784
1.15%, 06/03/26	250,000	239,560
2.70%, 08/19/26	300,000	305,844
2.89%, 02/04/30 (a)(b)	400,000	395,276
4.32%, 11/23/31 (a)(b)	400,000	417,456
		191,484,623
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	104,263
3.50%, 08/01/25	200,000	207,184
Ameriprise Financial, Inc.
4.00%, 10/15/23	150,000	155,099
3.70%, 10/15/24	250,000	260,487
3.00%, 04/02/25 (a)	200,000	203,764
BGC Partners, Inc.
5.38%, 07/24/23	150,000	155,631
3.75%, 10/01/24 (a)	100,000	101,919
BlackRock, Inc.
3.50%, 03/18/24	250,000	258,932
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	100,000	104,072
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	300,000	310,347
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	157,600
CME Group, Inc.
3.00%, 03/15/25 (a)	300,000	308,133
Eaton Vance Corp.
3.63%, 06/15/23	100,000	102,296
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	102,077
Intercontinental Exchange, Inc.
0.70%, 06/15/23	300,000	296,652
3.45%, 09/21/23 (a)	100,000	102,525
4.00%, 10/15/23	100,000	103,552
3.75%, 12/01/25 (a)	400,000	419,992
Invesco Finance PLC
4.00%, 01/30/24	100,000	103,342
3.75%, 01/15/26	150,000	157,355
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	200,000	218,086
Lazard Group LLC
3.75%, 02/13/25	100,000	103,815
Legg Mason, Inc.
4.75%, 03/15/26	150,000	163,332

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
4.25%, 06/01/24 (a)	50,000	52,128
3.85%, 06/30/26 (a)	150,000	157,110
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	401,440
1.85%, 07/16/25	400,000	389,396
1.65%, 07/14/26	400,000	380,216
2.33%, 01/22/27	200,000	193,318
Stifel Financial Corp.
4.25%, 07/18/24	200,000	208,366
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(d)	100,000	103,200
0.75%, 03/18/24 (a)(d)	350,000	342,912
3.75%, 04/01/24 (a)(d)	75,000	77,759
3.00%, 03/10/25 (a)(d)	50,000	51,222
4.20%, 03/24/25 (a)(d)	100,000	106,165
3.63%, 04/01/25 (a)(d)	100,000	104,050
3.85%, 05/21/25 (a)(d)	150,000	157,633
3.45%, 02/13/26 (a)(d)	50,000	52,282
0.90%, 03/11/26 (a)(d)	250,000	237,110
1.15%, 05/13/26 (a)(d)	200,000	192,174
		7,406,936
Finance Companies 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/23 (a)	200,000	204,550
4.50%, 09/15/23 (a)	250,000	258,072
1.15%, 10/29/23	450,000	439,888
4.88%, 01/16/24 (a)	150,000	156,135
3.15%, 02/15/24 (a)	300,000	303,144
2.88%, 08/14/24 (a)	150,000	150,551
1.65%, 10/29/24 (a)	850,000	825,401
1.75%, 10/29/24 (a)	250,000	242,967
3.50%, 01/15/25 (a)	150,000	152,451
6.50%, 07/15/25 (a)	350,000	386,039
4.45%, 10/01/25 (a)	150,000	156,305
1.75%, 01/30/26 (a)	250,000	237,382
2.45%, 10/29/26 (a)	1,000,000	964,170
Air Lease Corp.
3.88%, 07/03/23 (a)	150,000	153,192
3.00%, 09/15/23 (a)	100,000	101,132
4.25%, 02/01/24 (a)	300,000	310,092
0.70%, 02/15/24 (a)	250,000	241,850
4.25%, 09/15/24 (a)	100,000	103,685
2.30%, 02/01/25 (a)	200,000	197,940
3.25%, 03/01/25 (a)	200,000	201,938
3.38%, 07/01/25 (a)	225,000	227,713
2.88%, 01/15/26 (a)	400,000	399,076
3.75%, 06/01/26 (a)	150,000	154,277
1.88%, 08/15/26 (a)	350,000	332,853
2.20%, 01/15/27 (a)	200,000	192,064
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	153,870
4.13%, 05/01/24 (a)	300,000	307,119
4.25%, 06/15/26 (a)	150,000	154,538
Ares Capital Corp.
4.20%, 06/10/24 (a)	400,000	412,708
4.25%, 03/01/25 (a)	100,000	102,373
3.25%, 07/15/25 (a)	300,000	298,806
3.88%, 01/15/26 (a)	250,000	253,477
2.15%, 07/15/26 (a)	250,000	236,292
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	96,983
2.55%, 10/13/26 (a)	100,000	93,965
Barings BDC, Inc.
3.30%, 11/23/26 (a)(c)	100,000	94,843
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	97,062
Blackstone Private Credit Fund
1.75%, 09/15/24 (c)	100,000	96,268
2.35%, 11/22/24 (c)	150,000	145,595
2.63%, 12/15/26 (a)(c)	300,000	278,877
Blackstone Secured Lending Fund
3.65%, 07/14/23	100,000	101,611
3.63%, 01/15/26 (a)	200,000	200,356
2.75%, 09/16/26 (a)	200,000	192,276
2.13%, 02/15/27 (a)(c)	100,000	92,887
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	102,850
1.65%, 10/12/24	200,000	192,358
4.13%, 02/01/25 (a)	50,000	50,676
3.40%, 01/15/26 (a)	250,000	246,662
GATX Corp.
4.35%, 02/15/24 (a)	100,000	104,290
3.25%, 09/15/26 (a)	100,000	102,456
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	51,172
2.88%, 01/15/26 (a)	300,000	294,654
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	100,000	100,411
2.50%, 08/24/26 (a)	100,000	94,725
2.05%, 02/15/27 (a)	100,000	91,734
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	100,000	94,682
Main Street Capital Corp.
5.20%, 05/01/24	50,000	51,646
3.00%, 07/14/26 (a)	150,000	143,988
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	50,414
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	150,000	155,762
4.00%, 03/30/25 (a)	50,000	50,445
3.75%, 07/22/25 (a)	250,000	248,282
4.25%, 01/15/26 (a)	100,000	100,900
3.40%, 07/15/26 (a)	250,000	239,750
Owl Rock Core Income Corp.
4.70%, 02/08/27 (a)(c)	150,000	148,607
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	70,637
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	147,311
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	100,000	101,847
2.50%, 08/01/26 (a)	100,000	95,393
		13,634,425
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	150,000	155,494
3.25%, 12/04/24	200,000	205,026
		360,520
Insurance 0.8%
Ace INA Holdings, Inc.
3.15%, 03/15/25	250,000	258,927
3.35%, 05/03/26 (a)	400,000	415,912
Aetna, Inc.
2.80%, 06/15/23 (a)	300,000	303,927
3.50%, 11/15/24 (a)	300,000	308,925

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aflac, Inc.
3.63%, 11/15/24	250,000	261,142
1.13%, 03/15/26 (a)	100,000	95,608
2.88%, 10/15/26 (a)	100,000	103,014
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	157,121
American International Group, Inc.
4.13%, 02/15/24	200,000	208,436
2.50%, 06/30/25 (a)	250,000	251,207
3.75%, 07/10/25 (a)	400,000	416,496
3.90%, 04/01/26 (a)	500,000	525,735
Anthem, Inc.
3.50%, 08/15/24 (a)	350,000	360,143
3.35%, 12/01/24 (a)	200,000	205,950
2.38%, 01/15/25 (a)	300,000	301,494
1.50%, 03/15/26 (a)	200,000	193,582
Aon PLC
4.00%, 11/27/23 (a)	100,000	103,241
3.50%, 06/14/24 (a)	250,000	256,712
3.88%, 12/15/25 (a)	200,000	209,050
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	159,777
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	103,938
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	103,363
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	198,000	210,112
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	700,000	727,216
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	200,000	208,422
Chubb INA Holdings, Inc.
3.35%, 05/15/24	100,000	103,144
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	103,238
4.50%, 03/01/26 (a)	150,000	161,337
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	214,296
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	65,000	66,612
Humana, Inc.
0.65%, 08/03/23 (a)	400,000	393,996
3.85%, 10/01/24 (a)	100,000	103,748
4.50%, 04/01/25 (a)	150,000	159,336
1.35%, 02/03/27 (a)	150,000	141,375
Jackson Financial, Inc.
1.13%, 11/22/23 (c)	150,000	147,722
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	105,089
Lincoln National Corp.
4.00%, 09/01/23	150,000	154,802
3.63%, 12/12/26 (a)	100,000	104,989
Loews Corp.
2.63%, 05/15/23 (a)	150,000	151,508
3.75%, 04/01/26 (a)	150,000	158,501
Manulife Financial Corp.
4.15%, 03/04/26	250,000	265,372
4.06%, 02/24/32 (a)(b)	200,000	206,446
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	250,000	259,107
3.50%, 06/03/24 (a)	100,000	103,075
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 03/10/25 (a)	150,000	155,484
3.75%, 03/14/26 (a)	200,000	211,258
MetLife, Inc.
4.37%, 09/15/23	300,000	311,880
3.60%, 04/10/24	150,000	155,360
3.00%, 03/01/25	150,000	154,545
3.60%, 11/13/25 (a)	250,000	261,747
Old Republic International Corp.
4.88%, 10/01/24 (a)	300,000	318,186
3.88%, 08/26/26 (a)	150,000	156,872
Principal Financial Group, Inc.
3.13%, 05/15/23	200,000	203,410
3.40%, 05/15/25 (a)	100,000	102,663
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	97,887
5.63%, 06/15/43 (a)(b)	350,000	360,972
5.20%, 03/15/44 (a)(b)	200,000	202,388
5.38%, 05/15/45 (a)(b)	250,000	255,135
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	104,038
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	103,839
The Allstate Corp.
3.15%, 06/15/23	250,000	254,600
0.75%, 12/15/25 (a)	150,000	141,267
3.28%, 12/15/26 (a)	100,000	104,318
5.75%, 08/15/53 (a)(b)	175,000	176,391
The Progressive Corp.
2.45%, 01/15/27	150,000	151,811
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	159,688
UnitedHealth Group, Inc.
2.88%, 03/15/23	300,000	305,292
3.50%, 06/15/23	100,000	102,571
3.50%, 02/15/24	297,000	307,279
2.38%, 08/15/24	100,000	101,262
3.75%, 07/15/25	500,000	524,405
3.70%, 12/15/25	200,000	210,868
1.25%, 01/15/26	250,000	241,742
3.10%, 03/15/26	400,000	414,228
3.45%, 01/15/27	100,000	105,247
Unum Group
4.00%, 03/15/24	70,000	72,524
Voya Financial, Inc.
5.65%, 05/15/53 (a)(b)	300,000	303,540
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	205,358
XLIT Ltd.
4.45%, 03/31/25	100,000	105,610
		16,696,808
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	155,334
4.30%, 01/15/26 (a)	150,000	160,047
3.95%, 01/15/27 (a)	100,000	106,411
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	100,000	101,569
4.13%, 07/01/24 (a)	150,000	156,040
3.30%, 07/15/26 (a)	100,000	102,963
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	103,188
3.45%, 06/01/25 (a)	200,000	206,476
3.50%, 11/15/25 (a)	200,000	208,120

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boston Properties LP
3.13%, 09/01/23 (a)	200,000	203,242
3.80%, 02/01/24 (a)	150,000	154,284
3.20%, 01/15/25 (a)	200,000	204,488
3.65%, 02/01/26 (a)	300,000	310,938
2.75%, 10/01/26 (a)	250,000	250,845
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	100,000	103,052
3.85%, 02/01/25 (a)	100,000	103,936
4.13%, 06/15/26 (a)	200,000	210,958
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	98,465
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	153,290
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	300,000	305,808
Duke Realty LP
3.25%, 06/30/26 (a)	100,000	102,856
EPR Properties
4.50%, 04/01/25 (a)	100,000	103,444
4.75%, 12/15/26 (a)	100,000	103,505
ERP Operating LP
3.00%, 04/15/23 (a)	150,000	151,937
3.38%, 06/01/25 (a)	100,000	103,839
2.85%, 11/01/26 (a)	200,000	204,826
Essex Portfolio LP
3.25%, 05/01/23 (a)	100,000	101,253
3.88%, 05/01/24 (a)	100,000	103,321
3.50%, 04/01/25 (a)	150,000	154,902
3.38%, 04/15/26 (a)	150,000	154,578
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	75,000	77,267
1.25%, 02/15/26 (a)	200,000	191,352
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	155,526
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	100,000	102,783
4.00%, 06/01/25 (a)	100,000	104,614
3.25%, 07/15/26 (a)	200,000	207,052
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	102,289
4.00%, 06/15/25 (a)	100,000	103,591
4.50%, 02/01/26 (a)	100,000	105,113
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	102,555
Kimco Realty Corp.
2.70%, 03/01/24 (a)	200,000	201,822
3.30%, 02/01/25 (a)	200,000	205,396
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	104,410
LifeStorage LP/CA
3.50%, 07/01/26 (a)	200,000	208,250
Mid-America Apartments LP
4.30%, 10/15/23 (a)	100,000	102,983
3.75%, 06/15/24 (a)	100,000	103,215
4.00%, 11/15/25 (a)	150,000	157,603
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	103,482
4.00%, 11/15/25 (a)	200,000	210,670
Office Properties Income Trust
4.25%, 05/15/24 (a)	100,000	102,098
4.50%, 02/01/25 (a)	250,000	256,455
2.65%, 06/15/26 (a)	100,000	95,388
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	50,000	51,288
4.50%, 01/15/25 (a)	100,000	104,253
5.25%, 01/15/26 (a)	250,000	268,830
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	101,222
4.45%, 03/15/24 (a)	100,000	103,705
Public Storage
0.88%, 02/15/26 (a)	150,000	142,850
1.50%, 11/09/26 (a)	100,000	97,042
Realty Income Corp.
4.60%, 02/06/24 (a)	100,000	104,230
3.88%, 04/15/25 (a)	250,000	261,180
4.63%, 11/01/25 (a)	250,000	268,665
4.88%, 06/01/26 (a)	150,000	163,749
4.13%, 10/15/26 (a)	150,000	159,490
3.00%, 01/15/27 (a)	150,000	152,567
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	157,450
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	159,402
Simon Property Group LP
2.75%, 06/01/23 (a)	150,000	151,626
3.75%, 02/01/24 (a)	100,000	103,096
2.00%, 09/13/24 (a)	300,000	299,130
3.38%, 10/01/24 (a)	300,000	308,859
3.50%, 09/01/25 (a)	350,000	361,662
3.30%, 01/15/26 (a)	100,000	102,573
3.25%, 11/30/26 (a)	150,000	154,475
1.38%, 01/15/27 (a)	150,000	141,939
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	51,322
4.25%, 02/01/26 (a)	100,000	104,393
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	107,077
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	102,503
3.75%, 05/01/24 (a)	100,000	102,826
2.65%, 01/15/25 (a)	100,000	100,609
3.50%, 02/01/25 (a)	100,000	102,664
4.13%, 01/15/26 (a)	150,000	158,340
3.25%, 10/15/26 (a)	150,000	153,585
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	102,125
2.15%, 06/01/26 (a)	100,000	97,093
Welltower, Inc.
4.50%, 01/15/24 (a)	100,000	103,943
3.63%, 03/15/24 (a)	250,000	256,942
4.00%, 06/01/25 (a)	300,000	314,112
4.25%, 04/01/26 (a)	200,000	213,076
WP Carey, Inc.
4.00%, 02/01/25 (a)	250,000	261,455
		14,039,177
		243,622,489

Industrial 12.7%
Basic Industry 0.4%
Air Products & Chemicals, Inc.
3.35%, 07/31/24 (a)	100,000	103,100
1.50%, 10/15/25 (a)	200,000	195,884
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	104,322

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ArcelorMittal S.A.
4.55%, 03/11/26	100,000	105,124
BHP Billiton Finance (USA) Ltd.
3.85%, 09/30/23	200,000	206,916
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	212,970
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	102,153
1.40%, 08/05/26 (a)	150,000	141,182
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	207,132
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	650,000	673,608
4.49%, 11/15/25 (a)	500,000	533,305
Eastman Chemical Co.
3.80%, 03/15/25 (a)	200,000	207,388
Ecolab, Inc.
2.70%, 11/01/26 (a)	200,000	203,804
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	98,039
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	102,883
5.50%, 01/17/27	200,000	215,218
FMC Corp.
4.10%, 02/01/24 (a)	100,000	103,149
3.20%, 10/01/26 (a)	150,000	153,486
Freeport-McMoRan, Inc.
3.88%, 03/15/23 (a)	250,000	254,535
4.55%, 11/14/24 (a)	200,000	209,326
Kinross Gold Corp.
5.95%, 03/15/24 (a)	150,000	158,927
Linde, Inc.
2.65%, 02/05/25 (a)	200,000	203,620
3.20%, 01/30/26 (a)	100,000	103,878
LYB International Finance BV
4.00%, 07/15/23	55,000	56,588
LYB International Finance III LLC
1.25%, 10/01/25 (a)	250,000	239,030
LyondellBasell Industries N.V.
5.75%, 04/15/24 (a)	250,000	266,407
Nucor Corp.
4.00%, 08/01/23 (a)	100,000	102,672
2.00%, 06/01/25 (a)	200,000	198,014
Nutrien Ltd.
1.90%, 05/13/23	200,000	200,408
3.00%, 04/01/25 (a)	100,000	101,767
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	103,440
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	101,731
2.40%, 08/15/24 (a)	100,000	100,844
1.20%, 03/15/26 (a)	200,000	191,084
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	96,326
Southern Copper Corp.
3.88%, 04/23/25	250,000	257,777
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	150,000	152,342
2.40%, 06/15/25 (a)	100,000	99,802
The Dow Chemical Co.
3.63%, 05/15/26 (a)	200,000	209,032
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Mosaic Co.
4.25%, 11/15/23 (a)	200,000	206,910
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	102,308
3.45%, 08/01/25 (a)	200,000	205,986
3.95%, 01/15/26 (a)	100,000	105,885
Vale Overseas Ltd.
6.25%, 08/10/26	400,000	452,452
Westlake Chemical Corp.
0.88%, 08/15/24 (a)	150,000	145,775
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	101,816
3.75%, 03/15/25 (a)	300,000	311,856
4.65%, 03/15/26 (a)	200,000	216,076
		8,926,277
Capital Goods 1.4%
3M Co.
2.25%, 03/15/23 (a)	150,000	151,337
3.25%, 02/14/24 (a)	350,000	360,458
2.00%, 02/14/25 (a)	100,000	99,784
2.65%, 04/15/25 (a)	350,000	355,435
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	101,424
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	100,000	104,760
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	102,097
Berry Global, Inc.
0.95%, 02/15/24 (a)	400,000	389,888
1.57%, 01/15/26 (a)	250,000	238,227
1.65%, 01/15/27 (a)	100,000	93,201
Carlisle Cos., Inc.
0.55%, 09/01/23 (a)	100,000	98,052
3.50%, 12/01/24 (a)	100,000	103,187
Carrier Global Corp.
2.24%, 02/15/25 (a)	500,000	499,525
Caterpillar Financial Services Corp.
0.25%, 03/01/23	300,000	296,841
2.63%, 03/01/23	100,000	101,150
3.45%, 05/15/23	150,000	153,594
0.65%, 07/07/23	300,000	296,670
0.45%, 09/14/23	400,000	393,368
3.75%, 11/24/23	100,000	103,789
3.65%, 12/07/23	100,000	103,529
0.95%, 01/10/24	300,000	296,304
0.45%, 05/17/24	300,000	291,390
2.85%, 05/17/24	100,000	102,134
3.30%, 06/09/24	100,000	103,205
2.15%, 11/08/24	200,000	201,038
3.25%, 12/01/24	100,000	103,381
1.45%, 05/15/25	200,000	195,856
0.80%, 11/13/25	400,000	381,292
0.90%, 03/02/26	350,000	333,802
1.15%, 09/14/26	150,000	143,265
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	103,296
CNH Industrial Capital LLC
1.95%, 07/02/23	250,000	250,105
4.20%, 01/15/24	50,000	51,730
1.88%, 01/15/26 (a)	200,000	194,942
1.45%, 07/15/26 (a)	150,000	142,547
CNH Industrial N.V.
4.50%, 08/15/23	100,000	103,356

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Deere & Co.
2.75%, 04/15/25 (a)	250,000	254,857
Dover Corp.
3.15%, 11/15/25 (a)	200,000	206,472
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	188,812
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	257,750
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	300,000	308,676
GE Capital International Funding Co.
3.37%, 11/15/25	300,000	308,625
General Dynamics Corp.
3.38%, 05/15/23 (a)	300,000	306,216
1.88%, 08/15/23 (a)	200,000	200,836
3.25%, 04/01/25 (a)	325,000	335,436
1.15%, 06/01/26 (a)	150,000	143,913
2.13%, 08/15/26 (a)	100,000	99,873
Honeywell International, Inc.
3.35%, 12/01/23	50,000	51,408
2.30%, 08/15/24 (a)	150,000	151,625
1.35%, 06/01/25 (a)	300,000	293,142
2.50%, 11/01/26 (a)	400,000	405,596
Hubbell, Inc.
3.35%, 03/01/26 (a)	200,000	206,226
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(c)	150,000	147,122
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	154,590
2.65%, 11/15/26 (a)	200,000	204,608
John Deere Capital Corp.
2.80%, 03/06/23	150,000	152,096
1.20%, 04/06/23	100,000	99,804
3.45%, 06/07/23	150,000	153,712
0.70%, 07/05/23	250,000	247,242
0.40%, 10/10/23	150,000	147,408
3.65%, 10/12/23	100,000	103,210
3.45%, 01/10/24	200,000	206,264
0.45%, 01/17/24	200,000	195,574
2.60%, 03/07/24	150,000	152,564
0.45%, 06/07/24	100,000	97,024
2.65%, 06/24/24	100,000	101,668
2.05%, 01/09/25	100,000	100,244
3.45%, 03/13/25	400,000	416,692
0.70%, 01/15/26	300,000	284,922
1.05%, 06/17/26	250,000	239,235
2.25%, 09/14/26	200,000	201,216
1.30%, 10/13/26	150,000	144,446
1.70%, 01/11/27	200,000	195,688
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	103,319
3.90%, 02/14/26 (a)	200,000	210,840
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	102,510
3.83%, 04/27/25 (a)	400,000	417,044
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	192,792
Lockheed Martin Corp.
2.90%, 03/01/25 (a)	200,000	204,826
3.55%, 01/15/26 (a)	500,000	526,005
Martin Marietta Materials, Inc.
0.65%, 07/15/23 (a)	150,000	147,860
4.25%, 07/02/24 (a)	150,000	156,729
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northrop Grumman Corp.
3.25%, 08/01/23	150,000	153,331
2.93%, 01/15/25 (a)	500,000	509,590
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	350,000	347,354
Owens Corning
3.40%, 08/15/26 (a)	150,000	154,558
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	250,000	253,337
3.30%, 11/21/24 (a)	50,000	51,223
Precision Castparts Corp.
3.25%, 06/15/25 (a)	250,000	259,227
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	150,000	154,371
3.20%, 03/15/24 (a)	150,000	153,690
3.95%, 08/16/25 (a)	350,000	369,106
2.65%, 11/01/26 (a)	200,000	203,720
Republic Services, Inc.
4.75%, 05/15/23 (a)	109,000	112,254
2.50%, 08/15/24 (a)	200,000	202,108
3.20%, 03/15/25 (a)	100,000	102,375
0.88%, 11/15/25 (a)	250,000	236,300
Rockwell Automation, Inc.
0.35%, 08/15/23 (a)	150,000	147,624
2.88%, 03/01/25 (a)	100,000	102,473
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	300,000	307,722
2.35%, 09/15/24 (a)	100,000	100,457
1.00%, 09/15/25 (a)	250,000	237,975
3.80%, 12/15/26 (a)	150,000	157,941
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	200,000	208,474
4.00%, 03/15/60 (a)(b)	200,000	194,918
Teledyne Technologies, Inc.
0.65%, 04/01/23	100,000	98,918
0.95%, 04/01/24 (a)	150,000	146,541
1.60%, 04/01/26 (a)	100,000	96,470
Textron, Inc.
4.30%, 03/01/24 (a)	350,000	363,629
The Boeing Co.
2.80%, 03/01/23 (a)	50,000	50,543
4.51%, 05/01/23 (a)	630,000	647,615
1.88%, 06/15/23 (a)	100,000	99,935
1.95%, 02/01/24	300,000	299,013
1.43%, 02/04/24 (a)	750,000	738,435
2.80%, 03/01/24 (a)	200,000	202,424
4.88%, 05/01/25 (a)	900,000	957,384
2.75%, 02/01/26 (a)	350,000	350,287
2.20%, 02/04/26 (a)	1,450,000	1,405,238
3.10%, 05/01/26 (a)	150,000	151,403
2.25%, 06/15/26 (a)	200,000	195,568
2.70%, 02/01/27 (a)	200,000	197,524
The Timken Co.
3.88%, 09/01/24 (a)	150,000	154,687
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	200,000	206,166
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	103,320
3.50%, 03/21/26 (a)	100,000	104,438
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	140,661
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	106,055

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Management, Inc.
2.40%, 05/15/23 (a)	100,000	100,852
3.13%, 03/01/25 (a)	100,000	103,001
0.75%, 11/15/25 (a)	200,000	189,258
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)	200,000	207,368
3.20%, 06/15/25 (a)	100,000	101,120
3.45%, 11/15/26 (a)	200,000	203,132
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	99,258
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	102,853
		29,313,900
Communications 1.1%
American Tower Corp.
3.00%, 06/15/23	200,000	202,984
0.60%, 01/15/24	250,000	243,475
5.00%, 02/15/24	100,000	105,357
3.38%, 05/15/24 (a)	100,000	102,256
2.95%, 01/15/25 (a)	100,000	101,129
2.40%, 03/15/25 (a)	500,000	498,700
4.40%, 02/15/26 (a)	150,000	159,251
1.60%, 04/15/26 (a)	100,000	95,949
1.45%, 09/15/26 (a)	250,000	236,863
3.38%, 10/15/26 (a)	250,000	256,677
2.75%, 01/15/27 (a)	200,000	199,776
3.13%, 01/15/27 (a)	100,000	101,094
AT&T, Inc.
4.05%, 12/15/23	100,000	103,938
3.90%, 03/11/24 (a)	100,000	103,634
0.90%, 03/25/24 (a)	600,000	589,692
4.45%, 04/01/24 (a)	350,000	365,834
3.95%, 01/15/25 (a)	150,000	157,161
3.40%, 05/15/25 (a)	550,000	568,986
3.60%, 07/15/25 (a)	300,000	312,663
4.13%, 02/17/26 (a)	500,000	533,395
1.70%, 03/25/26 (a)	600,000	584,082
2.95%, 07/15/26 (a)	150,000	152,753
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	207,338
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150,000	153,657
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	260,270
4.91%, 07/23/25 (a)	1,250,000	1,326,700
Comcast Corp.
3.70%, 04/15/24 (a)	650,000	674,141
3.38%, 02/15/25 (a)	150,000	155,153
3.38%, 08/15/25 (a)	500,000	517,735
3.95%, 10/15/25 (a)	750,000	792,007
3.15%, 03/01/26 (a)	600,000	619,548
2.35%, 01/15/27 (a)	550,000	548,944
Crown Castle International Corp.
3.15%, 07/15/23 (a)	300,000	305,361
3.20%, 09/01/24 (a)	100,000	102,070
1.35%, 07/15/25 (a)	200,000	192,006
4.45%, 02/15/26 (a)	250,000	265,797
3.70%, 06/15/26 (a)	200,000	207,640
1.05%, 07/15/26 (a)	300,000	280,251
Discovery Communications LLC
2.95%, 03/20/23 (a)	229,000	231,634
3.80%, 03/13/24 (a)	200,000	205,488
3.90%, 11/15/24 (a)	200,000	207,148
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 03/15/25 (a)	50,000	51,142
4.90%, 03/11/26 (a)	200,000	213,844
Fox Corp.
4.03%, 01/25/24 (a)	300,000	311,037
3.05%, 04/07/25 (a)	200,000	204,096
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	111,334
4.63%, 01/30/26 (a)	200,000	211,892
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	200,000	206,854
3.60%, 04/15/26 (a)	350,000	365,022
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	225,000	227,261
4.10%, 10/01/23 (a)	250,000	256,655
3.63%, 12/15/25 (a)	150,000	155,603
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	97,541
The Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	348,698
3.70%, 09/15/24 (a)	100,000	103,810
3.35%, 03/24/25	575,000	595,591
1.75%, 01/13/26	500,000	490,965
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150,000	160,218
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	800,000	822,464
1.50%, 02/15/26 (a)	250,000	239,872
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	205,838
3.00%, 02/13/26	350,000	360,143
1.85%, 07/30/26	300,000	294,855
Verizon Communications, Inc.
0.75%, 03/22/24	250,000	244,792
3.50%, 11/01/24 (a)	300,000	310,479
3.38%, 02/15/25	300,000	310,473
0.85%, 11/20/25 (a)	350,000	332,748
1.45%, 03/20/26 (a)	500,000	483,520
2.63%, 08/15/26	450,000	452,556
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	100,000	103,748
3.70%, 08/15/24 (a)	200,000	208,014
4.75%, 05/15/25 (a)	600,000	641,154
2.90%, 01/15/27 (a)	200,000	200,744
Vodafone Group PLC
3.75%, 01/16/24	300,000	310,629
4.13%, 05/30/25	250,000	262,982
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	202,184
WPP Finance 2010
3.75%, 09/19/24	100,000	103,608
		23,230,903
Consumer Cyclical 2.0%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	202,260
3.60%, 11/28/24 (a)	600,000	616,908
Amazon.com, Inc.
0.25%, 05/12/23	150,000	148,149
0.40%, 06/03/23	200,000	197,924
0.45%, 05/12/24	650,000	633,808
2.80%, 08/22/24 (a)	550,000	562,837
3.80%, 12/05/24 (a)	250,000	262,100
0.80%, 06/03/25 (a)	200,000	193,060

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 12/03/25 (a)	350,000	385,994
1.00%, 05/12/26 (a)	750,000	722,062
American Honda Finance Corp.
1.95%, 05/10/23	150,000	150,776
0.88%, 07/07/23	250,000	247,748
0.65%, 09/08/23	450,000	443,277
3.63%, 10/10/23	100,000	102,966
3.55%, 01/12/24	150,000	154,769
2.90%, 02/16/24	250,000	254,792
2.40%, 06/27/24	200,000	202,054
0.55%, 07/12/24	100,000	96,689
0.75%, 08/09/24	250,000	242,635
2.15%, 09/10/24	200,000	200,402
1.50%, 01/13/25	250,000	245,403
1.20%, 07/08/25	250,000	241,713
1.00%, 09/10/25	250,000	239,598
1.30%, 09/09/26	200,000	191,720
2.35%, 01/08/27	150,000	149,889
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	102,897
4.50%, 10/01/25 (a)	150,000	158,448
AutoZone, Inc.
3.13%, 07/15/23 (a)	250,000	254,095
3.13%, 04/18/24 (a)	100,000	102,333
3.63%, 04/15/25 (a)	300,000	310,581
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	108,007
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	101,134
3.60%, 06/01/26 (a)	300,000	313,962
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	51,658
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	217,496
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	250,000	255,387
Cummins, Inc.
0.75%, 09/01/25 (a)	300,000	285,897
D.R. Horton, Inc.
2.60%, 10/15/25 (a)	50,000	50,094
Dollar General Corp.
3.25%, 04/15/23 (a)	250,000	253,745
4.15%, 11/01/25 (a)	100,000	106,169
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	200,000	209,226
DR Horton, Inc.
2.50%, 10/15/24 (a)	300,000	301,431
1.30%, 10/15/26 (a)	200,000	188,216
eBay, Inc.
3.45%, 08/01/24 (a)	250,000	256,985
1.90%, 03/11/25 (a)	250,000	247,175
1.40%, 05/10/26 (a)	200,000	191,740
Expedia Group, Inc.
3.60%, 12/15/23 (a)	250,000	255,790
4.50%, 08/15/24 (a)	50,000	52,252
5.00%, 02/15/26 (a)	200,000	215,390
General Motors Co.
4.88%, 10/02/23	200,000	208,808
5.40%, 10/02/23	450,000	473,233
4.00%, 04/01/25	200,000	207,902
6.13%, 10/01/25 (a)	500,000	553,115
General Motors Financial Co., Inc.
3.70%, 05/09/23 (a)	350,000	356,401
4.25%, 05/15/23	200,000	205,796
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 06/19/23 (a)	100,000	102,594
1.70%, 08/18/23	350,000	348,796
5.10%, 01/17/24 (a)	400,000	419,836
3.95%, 04/13/24 (a)	350,000	360,594
3.50%, 11/07/24 (a)	350,000	358,708
4.00%, 01/15/25 (a)	200,000	207,082
2.90%, 02/26/25 (a)	400,000	402,572
4.35%, 04/09/25 (a)	250,000	261,690
2.75%, 06/20/25 (a)	250,000	250,060
4.30%, 07/13/25 (a)	400,000	417,820
1.25%, 01/08/26 (a)	350,000	330,400
5.25%, 03/01/26 (a)	350,000	379,095
1.50%, 06/10/26 (a)	350,000	331,576
4.00%, 10/06/26 (a)	200,000	208,832
4.35%, 01/17/27 (a)	150,000	158,180
2.35%, 02/26/27 (a)	100,000	97,028
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	100,000	104,294
3.35%, 09/01/24 (a)	200,000	202,710
5.25%, 06/01/25 (a)	200,000	211,748
5.38%, 04/15/26 (a)	200,000	214,194
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	152,684
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	101,280
1.30%, 10/01/23 (a)	150,000	147,717
1.80%, 10/01/24 (a)	200,000	197,290
5.38%, 04/23/25 (a)	100,000	108,238
4.85%, 03/15/26 (a)	100,000	106,378
JD.com, Inc.
3.88%, 04/29/26	200,000	208,830
Kohl's Corp.
4.25%, 07/17/25 (a)	100,000	104,056
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	400,000	395,120
2.90%, 06/25/25 (a)	150,000	144,941
3.50%, 08/18/26 (a)	200,000	194,590
Lennar Corp.
4.88%, 12/15/23 (a)	350,000	365,116
4.50%, 04/30/24 (a)	150,000	156,102
4.75%, 05/30/25 (a)	200,000	212,128
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	300,000	308,454
3.13%, 09/15/24 (a)	200,000	204,826
4.00%, 04/15/25 (a)	175,000	184,088
2.50%, 04/15/26 (a)	400,000	404,428
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	102,864
4.15%, 10/01/25 (a)	250,000	264,685
Marriott International, Inc.
4.15%, 12/01/23 (a)	200,000	206,578
3.60%, 04/15/24 (a)	250,000	257,422
5.75%, 05/01/25 (a)	100,000	109,189
3.13%, 06/15/26 (a)	200,000	203,724
McDonald's Corp.
3.35%, 04/01/23 (a)	250,000	254,675
3.25%, 06/10/24	100,000	103,080
3.38%, 05/26/25 (a)	150,000	155,555
3.30%, 07/01/25 (a)	200,000	206,496
1.45%, 09/01/25 (a)	150,000	146,466
3.70%, 01/30/26 (a)	500,000	525,540
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	100,899
2.40%, 03/27/25 (a)	150,000	152,205
2.38%, 11/01/26 (a)	250,000	253,165

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	150,000	156,099
PACCAR Financial Corp.
2.65%, 04/06/23	250,000	253,730
0.35%, 08/11/23	200,000	197,204
0.35%, 02/02/24	100,000	97,351
2.15%, 08/15/24	100,000	100,638
1.80%, 02/06/25	200,000	198,332
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	165,348
PVH Corp.
4.63%, 07/10/25 (a)(c)	150,000	158,550
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	213,164
0.88%, 04/15/26 (a)	150,000	141,731
Sands China Ltd.
5.13%, 08/08/25 (a)	500,000	504,315
3.80%, 01/08/26 (a)	200,000	191,046
Starbucks Corp.
3.10%, 03/01/23 (a)	300,000	304,707
3.85%, 10/01/23 (a)	100,000	102,858
3.80%, 08/15/25 (a)	300,000	314,355
2.45%, 06/15/26 (a)	150,000	150,771
Stellantis N.V.
5.25%, 04/15/23	300,000	310,302
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	104,073
Target Corp.
3.50%, 07/01/24	200,000	208,352
2.25%, 04/15/25 (a)	400,000	402,832
2.50%, 04/15/26	250,000	255,857
1.95%, 01/15/27 (a)	250,000	248,067
The Home Depot, Inc.
2.70%, 04/01/23 (a)	225,000	227,574
3.75%, 02/15/24 (a)	200,000	207,174
3.35%, 09/15/25 (a)	300,000	312,075
3.00%, 04/01/26 (a)	400,000	414,636
2.13%, 09/15/26 (a)	300,000	300,339
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	101,021
2.25%, 09/15/26 (a)	300,000	300,825
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	100,000	106,257
Toyota Motor Corp.
0.68%, 03/25/24 (a)	400,000	390,248
2.36%, 07/02/24	100,000	100,796
1.34%, 03/25/26 (a)	300,000	289,746
Toyota Motor Credit Corp.
2.90%, 03/30/23	650,000	660,452
0.40%, 04/06/23	150,000	148,355
0.50%, 08/14/23	450,000	443,430
1.35%, 08/25/23	200,000	199,400
3.45%, 09/20/23	350,000	359,863
2.25%, 10/18/23	100,000	100,986
0.45%, 01/11/24	200,000	195,394
2.90%, 04/17/24	100,000	102,084
0.63%, 09/13/24	200,000	193,192
2.00%, 10/07/24	200,000	200,116
1.45%, 01/13/25	300,000	295,518
1.80%, 02/13/25	300,000	297,972
3.00%, 04/01/25	350,000	358,683
3.40%, 04/14/25	150,000	155,340
0.80%, 10/16/25	350,000	333,021
0.80%, 01/09/26	100,000	94,983
1.13%, 06/18/26	200,000	191,538
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 01/11/27	200,000	208,316
1.90%, 01/13/27	200,000	196,652
VF Corp.
2.40%, 04/23/25 (a)	150,000	150,515
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	414,760
3.45%, 06/01/26 (a)	250,000	260,760
Walmart, Inc.
2.55%, 04/11/23 (a)	300,000	303,663
3.40%, 06/26/23 (a)	650,000	666,627
3.30%, 04/22/24 (a)	350,000	361,287
2.85%, 07/08/24 (a)	200,000	204,958
2.65%, 12/15/24 (a)	200,000	204,776
3.55%, 06/26/25 (a)	300,000	315,654
3.05%, 07/08/26 (a)	400,000	416,924
1.05%, 09/17/26 (a)	100,000	96,110
		41,453,216
Consumer Non-Cyclical 3.0%
Abbott Laboratories
3.40%, 11/30/23 (a)	450,000	462,910
2.95%, 03/15/25 (a)	245,000	251,475
3.75%, 11/30/26 (a)	500,000	533,625
AbbVie, Inc.
2.85%, 05/14/23 (a)	150,000	151,922
3.75%, 11/14/23 (a)	400,000	412,544
3.85%, 06/15/24 (a)	250,000	258,735
2.60%, 11/21/24 (a)	1,000,000	1,009,540
3.80%, 03/15/25 (a)	800,000	831,168
3.60%, 05/14/25 (a)	1,000,000	1,033,620
3.20%, 05/14/26 (a)	550,000	564,674
2.95%, 11/21/26 (a)	750,000	762,697
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	275,000	281,534
Altria Group, Inc.
4.00%, 01/31/24	200,000	207,166
3.80%, 02/14/24 (a)	100,000	103,014
2.35%, 05/06/25 (a)	200,000	199,728
4.40%, 02/14/26 (a)	200,000	212,588
2.63%, 09/16/26 (a)	150,000	149,946
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	400,000	396,916
3.40%, 05/15/24 (a)	150,000	153,915
3.25%, 03/01/25 (a)	97,000	99,578
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	201,738
3.63%, 05/22/24 (a)	250,000	258,360
1.90%, 02/21/25 (a)	300,000	298,278
3.13%, 05/01/25 (a)	200,000	204,632
2.60%, 08/19/26 (a)	300,000	302,805
2.20%, 02/21/27 (a)	400,000	394,432
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	800,000	836,432
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	250,000	253,120
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	400,000	389,668
1.20%, 05/28/26 (a)	250,000	239,848
AstraZeneca PLC
0.30%, 05/26/23	350,000	345,306
3.50%, 08/17/23 (a)	200,000	205,300
3.38%, 11/16/25	500,000	520,870
0.70%, 04/08/26 (a)	400,000	376,244

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BAT Capital Corp.
3.22%, 08/15/24 (a)	650,000	660,504
2.79%, 09/06/24 (a)	150,000	151,017
3.22%, 09/06/26 (a)	300,000	300,483
BAT International Finance PLC
1.67%, 03/25/26 (a)	400,000	380,736
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	209,102
Baxter International, Inc.
1.32%, 11/29/24 (c)	200,000	194,640
2.60%, 08/15/26 (a)	400,000	402,536
1.92%, 02/01/27 (a)(c)	300,000	291,150
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	250,000	256,360
3.73%, 12/15/24 (a)	200,000	207,090
Biogen, Inc.
4.05%, 09/15/25 (a)	500,000	522,815
Boston Scientific Corp.
3.45%, 03/01/24 (a)	200,000	205,208
3.85%, 05/15/25	250,000	261,132
1.90%, 06/01/25 (a)	200,000	196,676
3.75%, 03/01/26 (a)	150,000	156,861
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (a)	400,000	393,684
2.90%, 07/26/24 (a)	700,000	716,856
3.88%, 08/15/25 (a)	550,000	580,255
0.75%, 11/13/25 (a)	200,000	189,950
3.20%, 06/15/26 (a)	500,000	521,055
Brunswick Corp.
0.85%, 08/18/24 (a)	150,000	145,184
Bunge Ltd. Finance Corp.
4.35%, 03/15/24 (a)	100,000	104,806
1.63%, 08/17/25 (a)	150,000	145,673
3.25%, 08/15/26 (a)	250,000	256,265
Campbell Soup Co.
3.65%, 03/15/23 (a)	300,000	305,652
3.95%, 03/15/25 (a)	150,000	156,542
3.30%, 03/19/25 (a)	100,000	102,436
Cardinal Health, Inc.
3.20%, 03/15/23	200,000	203,104
3.08%, 06/15/24 (a)	250,000	254,650
3.75%, 09/15/25 (a)	150,000	156,275
Cigna Corp.
3.00%, 07/15/23 (a)	200,000	203,060
3.75%, 07/15/23 (a)	348,000	357,260
3.50%, 06/15/24 (a)	97,000	99,674
3.25%, 04/15/25 (a)	300,000	306,693
4.13%, 11/15/25 (a)	500,000	526,960
4.50%, 02/25/26 (a)	300,000	321,402
1.25%, 03/15/26 (a)	250,000	239,238
Colgate-Palmolive Co.
2.10%, 05/01/23	100,000	100,760
3.25%, 03/15/24	300,000	309,405
CommonSpirit Health
2.76%, 10/01/24 (a)	150,000	151,362
1.55%, 10/01/25 (a)	300,000	289,806
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	200,000	207,668
4.60%, 11/01/25 (a)	300,000	319,491
Constellation Brands, Inc.
4.25%, 05/01/23	350,000	360,031
4.75%, 11/15/24	150,000	159,566
4.40%, 11/15/25 (a)	150,000	159,228
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CVS Health Corp.
3.38%, 08/12/24 (a)	100,000	102,767
2.63%, 08/15/24 (a)	100,000	101,208
4.10%, 03/25/25 (a)	400,000	419,872
3.88%, 07/20/25 (a)	700,000	731,913
2.88%, 06/01/26 (a)	500,000	506,180
3.00%, 08/15/26 (a)	200,000	203,502
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	300,000	300,297
Diageo Capital PLC
2.63%, 04/29/23 (a)	350,000	353,720
3.50%, 09/18/23 (a)	200,000	205,208
2.13%, 10/24/24 (a)	200,000	200,878
1.38%, 09/29/25 (a)	200,000	194,200
General Mills, Inc.
3.70%, 10/17/23 (a)	250,000	257,302
3.65%, 02/15/24 (a)	150,000	154,620
4.00%, 04/17/25 (a)	100,000	104,708
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	200,000	202,216
0.75%, 09/29/23 (a)	388,000	382,436
3.70%, 04/01/24 (a)	250,000	258,152
3.50%, 02/01/25 (a)	500,000	517,380
3.65%, 03/01/26 (a)	750,000	783,120
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	400,000	393,608
3.00%, 06/01/24 (a)	200,000	204,596
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	200,000	202,830
3.38%, 05/15/23	400,000	408,916
3.63%, 05/15/25	250,000	261,610
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	101,538
3.55%, 11/19/26 (a)	200,000	206,722
HCA, Inc.
4.75%, 05/01/23	300,000	309,075
5.00%, 03/15/24	550,000	578,341
5.25%, 04/15/25	300,000	322,245
5.25%, 06/15/26 (a)	400,000	433,564
4.50%, 02/15/27 (a)	250,000	264,912
Hormel Foods Corp.
0.65%, 06/03/24 (a)	250,000	243,572
Johnson & Johnson
2.05%, 03/01/23 (a)	300,000	302,295
2.63%, 01/15/25 (a)	100,000	102,172
0.55%, 09/01/25 (a)	400,000	381,052
2.45%, 03/01/26 (a)	500,000	509,290
Kellogg Co.
2.65%, 12/01/23	150,000	152,219
3.25%, 04/01/26	200,000	205,346
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	251,000	257,523
3.13%, 12/15/23 (a)	100,000	102,060
0.75%, 03/15/24 (a)	200,000	195,098
4.42%, 05/25/25 (a)	450,000	476,275
3.40%, 11/15/25 (a)	200,000	206,366
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	155,126
2.75%, 02/15/26	100,000	102,429
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	55,000	56,630
3.25%, 09/01/24 (a)	250,000	255,045
2.30%, 12/01/24 (a)	100,000	100,048
3.60%, 02/01/25 (a)	150,000	154,317
1.55%, 06/01/26 (a)	150,000	143,937

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	153,669
0.90%, 02/15/26 (a)	200,000	188,788
McKesson Corp.
2.85%, 03/15/23 (a)	150,000	151,713
3.80%, 03/15/24 (a)	150,000	154,797
0.90%, 12/03/25 (a)	200,000	189,356
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	210,782
Medtronic, Inc.
3.50%, 03/15/25	420,000	438,413
Merck & Co., Inc.
2.80%, 05/18/23	500,000	508,725
2.90%, 03/07/24 (a)	100,000	102,335
2.75%, 02/10/25 (a)	600,000	613,920
0.75%, 02/24/26 (a)	250,000	238,185
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	600,000	610,878
Mondelez International, Inc.
1.50%, 05/04/25 (a)	100,000	97,467
3.63%, 02/13/26 (a)	100,000	104,322
Mylan, Inc.
4.20%, 11/29/23 (a)	150,000	154,305
Novartis Capital Corp.
3.40%, 05/06/24	400,000	413,496
1.75%, 02/14/25 (a)	300,000	298,347
3.00%, 11/20/25 (a)	550,000	567,710
2.00%, 02/14/27 (a)	250,000	248,050
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	145,665
PepsiCo, Inc.
2.75%, 03/01/23	400,000	405,920
0.75%, 05/01/23	250,000	248,290
0.40%, 10/07/23	200,000	196,554
3.60%, 03/01/24 (a)	350,000	361,928
2.25%, 03/19/25 (a)	400,000	404,176
2.75%, 04/30/25 (a)	150,000	153,272
3.50%, 07/17/25 (a)	200,000	209,064
2.85%, 02/24/26 (a)	200,000	206,256
2.38%, 10/06/26 (a)	200,000	202,928
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	150,000	147,147
0.85%, 09/15/24 (a)	200,000	193,484
Pfizer, Inc.
3.00%, 06/15/23	400,000	407,924
3.20%, 09/15/23 (a)	300,000	307,569
2.95%, 03/15/24 (a)	150,000	153,563
3.40%, 05/15/24	150,000	155,402
0.80%, 05/28/25 (a)	250,000	241,263
2.75%, 06/03/26	300,000	308,490
3.00%, 12/15/26	300,000	312,255
Philip Morris International, Inc.
2.63%, 03/06/23	200,000	202,260
1.13%, 05/01/23	250,000	249,310
2.13%, 05/10/23 (a)	100,000	100,636
2.88%, 05/01/24 (a)	200,000	204,084
3.25%, 11/10/24	200,000	206,552
1.50%, 05/01/25 (a)	250,000	243,970
3.38%, 08/11/25 (a)	200,000	206,530
2.75%, 02/25/26 (a)	200,000	202,886
0.88%, 05/01/26 (a)	150,000	141,153
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	154,635
3.45%, 06/01/26 (a)	200,000	207,222
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reynolds American, Inc.
4.85%, 09/15/23	100,000	104,091
4.45%, 06/12/25 (a)	650,000	681,011
Royalty Pharma PLC
0.75%, 09/02/23	250,000	245,470
1.20%, 09/02/25 (a)	250,000	237,263
Sanofi
3.38%, 06/19/23 (a)	150,000	153,519
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	650,000	658,898
3.20%, 09/23/26 (a)	750,000	770,617
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	195,834
3.38%, 05/15/24 (a)	100,000	102,504
1.15%, 06/15/25 (a)	250,000	240,968
3.38%, 11/01/25 (a)	200,000	206,624
3.50%, 03/15/26 (a)	250,000	259,962
Sutter Health
1.32%, 08/15/25 (a)	150,000	144,851
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	208,800
3.30%, 07/15/26 (a)	300,000	309,468
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	400,000	415,336
The Clorox Co.
3.50%, 12/15/24 (a)	100,000	103,777
The Coca-Cola Co.
1.75%, 09/06/24	300,000	300,192
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	150,782
The Hershey Co.
3.38%, 05/15/23 (a)	150,000	153,308
0.90%, 06/01/25 (a)	100,000	96,332
2.30%, 08/15/26 (a)	150,000	151,248
The JM Smucker Co.
3.50%, 03/15/25	200,000	207,056
The Kroger Co.
4.00%, 02/01/24 (a)	200,000	207,038
3.50%, 02/01/26 (a)	200,000	208,328
2.65%, 10/15/26 (a)	200,000	201,998
The Procter & Gamble Co.
0.55%, 10/29/25	350,000	333,067
2.70%, 02/02/26	300,000	309,306
1.00%, 04/23/26	250,000	240,178
2.45%, 11/03/26	100,000	101,834
1.90%, 02/01/27	250,000	249,580
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	200,000	197,308
1.22%, 10/18/24 (a)	700,000	684,607
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	100,000	102,897
3.95%, 08/15/24 (a)	300,000	311,919
4.00%, 03/01/26 (a)	250,000	261,987
Unilever Capital Corp.
0.38%, 09/14/23	250,000	245,322
3.25%, 03/07/24 (a)	150,000	153,647
2.60%, 05/05/24 (a)	300,000	303,726
0.63%, 08/12/24 (a)	100,000	96,781
3.38%, 03/22/25 (a)	200,000	206,836
3.10%, 07/30/25	200,000	205,942
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(c)	200,000	190,548
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	600,000	619,734

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	145,019
Whirlpool Corp.
4.00%, 03/01/24	100,000	103,993
3.70%, 05/01/25	100,000	104,344
Wyeth LLC
6.45%, 02/01/24	100,000	108,625
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	300,000	308,760
3.05%, 01/15/26 (a)	200,000	203,276
Zoetis, Inc.
4.50%, 11/13/25 (a)	250,000	267,157
		64,510,379
Energy 1.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
1.23%, 12/15/23	150,000	148,506
2.06%, 12/15/26 (a)	150,000	146,540
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	105,724
BP Capital Markets America, Inc.
2.75%, 05/10/23	450,000	455,517
3.79%, 02/06/24 (a)	200,000	206,514
3.19%, 04/06/25 (a)	300,000	307,434
3.80%, 09/21/25 (a)	500,000	524,405
3.41%, 02/11/26 (a)	100,000	103,651
3.12%, 05/04/26 (a)	300,000	308,442
3.02%, 01/16/27 (a)	200,000	203,726
BP Capital Markets PLC
3.81%, 02/10/24	250,000	258,675
3.54%, 11/04/24	100,000	103,547
3.51%, 03/17/25	300,000	311,058
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	102,879
3.90%, 02/01/25 (a)	200,000	208,024
2.05%, 07/15/25 (a)	250,000	246,348
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	200,000	216,690
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	300,000	324,921
5.88%, 03/31/25 (a)	400,000	432,144
Chevron Corp.
1.14%, 05/11/23	500,000	498,310
2.57%, 05/16/23 (a)	150,000	151,884
3.19%, 06/24/23 (a)	250,000	254,912
2.90%, 03/03/24 (a)	150,000	153,285
1.55%, 05/11/25 (a)	700,000	690,354
3.33%, 11/17/25 (a)	300,000	312,129
2.95%, 05/16/26 (a)	500,000	516,860
Chevron USA, Inc.
0.43%, 08/11/23	100,000	98,561
3.90%, 11/15/24 (a)	100,000	104,941
0.69%, 08/12/25 (a)	300,000	286,635
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	300,000	318,588
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	103,217
4.95%, 03/15/26 (a)	400,000	438,532
Continental Resources, Inc.
3.80%, 06/01/24 (a)	250,000	255,487
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(c)	200,000	207,920
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	200,000	213,030
5.85%, 12/15/25 (a)	200,000	223,158
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	250,000	253,143
4.75%, 05/31/25 (a)	150,000	160,382
3.25%, 12/01/26 (a)	200,000	204,506
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	200,000	200,764
3.60%, 12/15/24 (a)	67,000	69,253
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	102,778
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	166,164
Enbridge, Inc.
4.00%, 10/01/23 (a)	200,000	205,572
3.50%, 06/10/24 (a)	100,000	102,517
2.50%, 01/15/25 (a)	150,000	150,416
1.60%, 10/04/26 (a)	150,000	143,441
4.25%, 12/01/26 (a)	200,000	213,388
Energy Transfer LP
4.25%, 03/15/23 (a)	250,000	254,905
4.20%, 09/15/23 (a)	150,000	154,424
5.88%, 01/15/24 (a)	200,000	211,312
4.90%, 02/01/24 (a)	100,000	104,095
4.25%, 04/01/24 (a)	100,000	103,362
4.50%, 04/15/24 (a)	200,000	208,364
4.05%, 03/15/25 (a)	350,000	362,677
2.90%, 05/15/25 (a)	300,000	301,818
4.75%, 01/15/26 (a)	250,000	265,795
3.90%, 07/15/26 (a)	200,000	207,020
Energy Transfer LP/Regency Energy Finance Corp
4.50%, 11/01/23 (a)	100,000	103,100
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	300,000	304,131
3.90%, 02/15/24 (a)	300,000	310,323
3.75%, 02/15/25 (a)	300,000	312,153
3.70%, 02/15/26 (a)	250,000	261,047
EOG Resources, Inc.
2.63%, 03/15/23 (a)	400,000	403,244
3.15%, 04/01/25 (a)	100,000	102,783
4.15%, 01/15/26 (a)	200,000	214,058
Exxon Mobil Corp.
2.73%, 03/01/23 (a)	400,000	404,824
1.57%, 04/15/23	750,000	752,145
3.18%, 03/15/24 (a)	100,000	102,768
2.02%, 08/16/24 (a)	250,000	251,470
2.71%, 03/06/25 (a)	600,000	611,232
2.99%, 03/19/25 (a)	650,000	667,823
3.04%, 03/01/26 (a)	500,000	517,670
2.28%, 08/16/26 (a)	250,000	251,400
Halliburton Co.
3.50%, 08/01/23 (a)	150,000	153,104
3.80%, 11/15/25 (a)	140,000	146,720
HollyFrontier Corp.
2.63%, 10/01/23	200,000	201,262
5.88%, 04/01/26 (a)	150,000	163,055
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (a)	100,000	101,973
4.15%, 02/01/24 (a)	300,000	309,705
4.30%, 05/01/24 (a)	200,000	207,566
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	400,000	419,408
1.75%, 11/15/26 (a)	150,000	143,780

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	200,000	217,592
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	100,000	102,810
4.70%, 05/01/25 (a)	400,000	425,248
5.13%, 12/15/26 (a)	200,000	220,288
MPLX LP
3.38%, 03/15/23 (a)	100,000	101,576
4.50%, 07/15/23 (a)	300,000	308,361
4.88%, 12/01/24 (a)	200,000	212,024
4.00%, 02/15/25 (a)	250,000	260,200
4.88%, 06/01/25 (a)	250,000	266,322
1.75%, 03/01/26 (a)	400,000	384,840
National Fuel Gas Co.
5.20%, 07/15/25 (a)	250,000	266,717
5.50%, 01/15/26 (a)	100,000	108,483
ONEOK Partners LP
5.00%, 09/15/23 (a)	100,000	103,709
4.90%, 03/15/25 (a)	100,000	106,088
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	160,155
2.75%, 09/01/24 (a)	100,000	100,608
5.85%, 01/15/26 (a)	275,000	306,331
Ovintiv Exploration, Inc.
5.63%, 07/01/24	200,000	214,072
5.38%, 01/01/26 (a)	200,000	216,310
Phillips 66
3.70%, 04/06/23	200,000	204,478
0.90%, 02/15/24 (a)	50,000	49,159
3.85%, 04/09/25 (a)	250,000	260,382
1.30%, 02/15/26 (a)	100,000	95,581
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	100,535
3.55%, 10/01/26 (a)	150,000	154,785
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	142,850
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (a)	100,000	102,340
3.60%, 11/01/24 (a)	250,000	256,042
4.65%, 10/15/25 (a)	250,000	265,032
4.50%, 12/15/26 (a)	200,000	213,350
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	400,000	413,240
5.75%, 05/15/24 (a)	500,000	532,090
5.63%, 03/01/25 (a)	500,000	539,975
5.88%, 06/30/26 (a)	375,000	417,210
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	250,000	242,865
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	256,882
Shell International Finance BV
0.38%, 09/15/23	250,000	245,805
3.50%, 11/13/23 (a)	250,000	257,600
2.00%, 11/07/24 (a)	400,000	401,452
3.25%, 05/11/25	700,000	726,166
2.88%, 05/10/26	500,000	515,600
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	200,000	209,240
3.50%, 03/15/25 (a)	150,000	154,229
3.38%, 10/15/26 (a)	150,000	154,622
Suncor Energy, Inc.
2.80%, 05/15/23	200,000	202,518
3.10%, 05/15/25 (a)	50,000	51,101
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26 (a)	250,000	258,095
TC PipeLines LP
4.38%, 03/13/25 (a)	100,000	105,206
The Williams Cos., Inc.
4.50%, 11/15/23 (a)	150,000	155,580
4.30%, 03/04/24 (a)	200,000	207,434
4.55%, 06/24/24 (a)	400,000	419,868
3.90%, 01/15/25 (a)	200,000	207,740
4.00%, 09/15/25 (a)	200,000	208,782
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	250,000	253,607
TotalEnergies Capital International S.A.
3.70%, 01/15/24	350,000	362,337
3.75%, 04/10/24	150,000	154,992
2.43%, 01/10/25 (a)	300,000	302,553
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	200,000	205,222
1.00%, 10/12/24 (a)	300,000	290,784
4.88%, 01/15/26 (a)	100,000	108,269
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	295,737
Valero Energy Corp.
2.85%, 04/15/25 (a)	86,000	86,998
3.40%, 09/15/26 (a)	300,000	308,610
		36,284,065
Industrial Other 0.0%
Yale University
0.87%, 04/15/25 (a)	150,000	145,638
Technology 2.7%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	100,067
3.25%, 02/01/25 (a)	100,000	103,315
Alphabet, Inc.
3.38%, 02/25/24	200,000	207,200
0.45%, 08/15/25 (a)	250,000	238,558
2.00%, 08/15/26 (a)	550,000	551,578
Altera Corp.
4.10%, 11/15/23	150,000	155,673
Analog Devices, Inc.
2.95%, 04/01/25 (a)	350,000	358,634
Apple Inc.
2.40%, 05/03/23	1,500,000	1,518,600
0.75%, 05/11/23	500,000	496,795
3.00%, 02/09/24 (a)	300,000	307,557
3.45%, 05/06/24	625,000	647,756
2.85%, 05/11/24 (a)	500,000	511,190
1.80%, 09/11/24 (a)	100,000	100,034
2.75%, 01/13/25 (a)	450,000	461,092
2.50%, 02/09/25	250,000	254,575
1.13%, 05/11/25 (a)	650,000	634,881
3.20%, 05/13/25	500,000	518,875
0.55%, 08/20/25 (a)	550,000	524,040
0.70%, 02/08/26 (a)	300,000	286,785
3.25%, 02/23/26 (a)	750,000	783,052
2.45%, 08/04/26 (a)	600,000	609,636
2.05%, 09/11/26 (a)	600,000	599,028
3.35%, 02/09/27 (a)	400,000	421,548
Applied Materials, Inc.
3.90%, 10/01/25 (a)	200,000	211,442

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	102,149
3.25%, 09/08/24 (a)	100,000	101,730
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	261,052
Avnet, Inc.
4.63%, 04/15/26 (a)	150,000	159,144
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	205,244
4.38%, 05/14/24 (a)	250,000	260,432
3.08%, 04/07/25 (a)	250,000	253,290
1.72%, 04/09/26 (a)	200,000	192,032
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	200,000	205,244
3.13%, 01/15/25 (a)	200,000	204,630
3.88%, 01/15/27 (a)	775,000	807,697
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	154,455
4.70%, 04/15/25 (a)	350,000	372,064
3.15%, 11/15/25 (a)	500,000	509,600
4.25%, 04/15/26 (a)	200,000	211,352
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	207,858
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	105,126
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	200,000	209,636
4.13%, 05/01/25 (a)	150,000	152,276
2.67%, 12/01/26 (a)	250,000	244,513
CGI, Inc.
1.45%, 09/14/26 (a)(c)	200,000	190,312
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	250,000	252,618
3.63%, 03/04/24	150,000	155,714
2.95%, 02/28/26	100,000	103,713
2.50%, 09/20/26 (a)	400,000	409,068
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	196,218
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	253,000	263,378
4.00%, 07/15/24 (a)	250,000	259,477
5.85%, 07/15/25 (a)	250,000	274,847
6.02%, 06/15/26 (a)	1,250,000	1,398,362
4.90%, 10/01/26 (a)	300,000	325,347
DXC Technology Co.
1.80%, 09/15/26 (a)	200,000	190,928
Equifax, Inc.
2.60%, 12/01/24 (a)	100,000	100,815
2.60%, 12/15/25 (a)	100,000	100,213
Equinix, Inc.
2.63%, 11/18/24 (a)	200,000	201,338
1.25%, 07/15/25 (a)	150,000	143,190
1.00%, 09/15/25 (a)	250,000	236,975
1.45%, 05/15/26 (a)	200,000	190,406
2.90%, 11/18/26 (a)	150,000	151,242
Fidelity National Information Services, Inc.
0.38%, 03/01/23	200,000	197,456
0.60%, 03/01/24	200,000	194,240
1.15%, 03/01/26 (a)	350,000	330,806
Fiserv, Inc.
3.80%, 10/01/23 (a)	300,000	308,823
2.75%, 07/01/24 (a)	450,000	454,869
3.85%, 06/01/25 (a)	250,000	260,450
3.20%, 07/01/26 (a)	500,000	511,025
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	159,267
3.75%, 02/01/26 (a)	200,000	206,634
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	140,730
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)(e)	150,000	145,295
Global Payments, Inc.
3.75%, 06/01/23 (a)	150,000	152,786
4.00%, 06/01/23 (a)	100,000	102,476
1.50%, 11/15/24 (a)	200,000	195,288
2.65%, 02/15/25 (a)	250,000	251,228
1.20%, 03/01/26 (a)	200,000	188,876
4.80%, 04/01/26 (a)	250,000	268,392
2.15%, 01/15/27 (a)	175,000	169,255
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (a)	300,000	301,902
4.45%, 10/02/23 (a)	300,000	311,247
1.45%, 04/01/24 (a)	300,000	295,419
4.90%, 10/15/25 (a)	600,000	644,550
1.75%, 04/01/26 (a)	150,000	144,863
HP, Inc.
2.20%, 06/17/25 (a)	350,000	347,854
1.45%, 06/17/26 (a)	250,000	237,188
IHS Markit Ltd.
4.13%, 08/01/23 (a)	250,000	257,362
3.63%, 05/01/24 (a)	100,000	103,324
Intel Corp.
2.88%, 05/11/24 (a)	350,000	358,071
3.40%, 03/25/25 (a)	400,000	414,452
3.70%, 07/29/25 (a)	550,000	575,921
2.60%, 05/19/26 (a)	250,000	255,082
International Business Machines Corp.
3.38%, 08/01/23	450,000	461,317
3.63%, 02/12/24	400,000	413,908
3.00%, 05/15/24	850,000	870,162
3.45%, 02/19/26	400,000	417,428
3.30%, 05/15/26	800,000	832,944
2.20%, 02/09/27 (a)	200,000	198,556
Intuit, Inc.
0.65%, 07/15/23	150,000	148,098
0.95%, 07/15/25 (a)	150,000	143,870
Jabil, Inc.
1.70%, 04/15/26 (a)	150,000	145,008
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	200,000	191,256
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	105,289
KLA Corp.
4.65%, 11/01/24 (a)	300,000	317,676
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(c)	200,000	188,798
Lam Research Corp.
3.80%, 03/15/25 (a)	200,000	209,448
3.75%, 03/15/26 (a)	100,000	105,790
Leidos, Inc.
3.63%, 05/15/25 (a)	200,000	206,364
Marvell Technology, Inc.
4.20%, 06/22/23 (a)	100,000	102,850
1.65%, 04/15/26 (a)	100,000	96,244
Mastercard, Inc.
3.38%, 04/01/24	350,000	361,987
2.00%, 03/03/25 (a)	100,000	100,293

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	200,000	205,732
2.67%, 09/01/23	250,000	252,495
0.97%, 02/15/24	350,000	341,376
4.25%, 09/01/25 (a)	200,000	205,610
Micron Technology, Inc.
4.98%, 02/06/26 (a)	200,000	216,166
4.19%, 02/15/27 (a)	200,000	211,652
Microsoft Corp.
2.38%, 05/01/23 (a)	300,000	303,087
2.00%, 08/08/23 (a)	250,000	252,388
3.63%, 12/15/23 (a)	450,000	466,906
2.88%, 02/06/24 (a)	500,000	512,145
2.70%, 02/12/25 (a)	500,000	513,090
3.13%, 11/03/25 (a)	800,000	831,160
2.40%, 08/08/26 (a)	1,000,000	1,016,730
3.30%, 02/06/27 (a)	750,000	793,245
Moody's Corp.
4.88%, 02/15/24 (a)	150,000	157,466
3.75%, 03/24/25 (a)	200,000	208,742
Motorola Solutions, Inc.
4.00%, 09/01/24	100,000	103,498
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	245,153
NVIDIA Corp.
0.31%, 06/15/23 (a)	250,000	246,345
0.58%, 06/14/24 (a)	250,000	243,328
3.20%, 09/16/26 (a)	300,000	313,146
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	250,000	262,342
5.35%, 03/01/26 (a)(c)	200,000	220,062
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	100,000	100,624
3.88%, 06/18/26 (a)(c)	200,000	209,620
Oracle Corp.
3.63%, 07/15/23	150,000	153,855
2.40%, 09/15/23 (a)	750,000	755,527
3.40%, 07/08/24 (a)	450,000	460,836
2.95%, 11/15/24 (a)	500,000	507,265
2.50%, 04/01/25 (a)	800,000	797,600
2.95%, 05/15/25 (a)	650,000	656,019
1.65%, 03/25/26 (a)	700,000	670,691
2.65%, 07/15/26 (a)	750,000	745,500
PayPal Holdings, Inc.
1.35%, 06/01/23	250,000	249,630
2.40%, 10/01/24 (a)	250,000	252,275
1.65%, 06/01/25 (a)	350,000	343,119
2.65%, 10/01/26 (a)	300,000	303,282
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	150,000	146,279
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	200,000	204,388
3.45%, 05/20/25 (a)	400,000	415,516
RELX Capital, Inc.
3.50%, 03/16/23 (a)	200,000	203,424
S&P Global, Inc.
4.00%, 06/15/25 (a)	200,000	210,768
salesforce.com, Inc.
3.25%, 04/11/23 (a)	250,000	255,070
0.63%, 07/15/24 (a)	250,000	243,488
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	250,000	239,038
SYNNEX Corp.
1.25%, 08/09/24 (a)(c)	150,000	145,661
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TD SYNNEX Corp.
1.75%, 08/09/26 (a)(c)	200,000	189,964
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	225,000	221,270
1.13%, 09/15/26 (a)	250,000	240,750
The Western Union Co.
2.85%, 01/10/25 (a)	150,000	151,968
1.35%, 03/15/26 (a)	250,000	238,678
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	206,878
Trimble, Inc.
4.15%, 06/15/23 (a)	100,000	102,633
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	339,272
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	102,705
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	161,346
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	200,000	208,256
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	1,036,700
VMware, Inc.
0.60%, 08/15/23	250,000	245,680
1.00%, 08/15/24 (a)	300,000	291,189
4.50%, 05/15/25 (a)	250,000	264,765
1.40%, 08/15/26 (a)	400,000	379,944
Western Digital Corp.
4.75%, 02/15/26 (a)	500,000	519,885
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	152,763
		56,213,998
Transportation 0.4%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	200,000	216,154
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	300,000	308,463
3.75%, 04/01/24 (a)	100,000	103,525
3.40%, 09/01/24 (a)	100,000	103,090
3.00%, 04/01/25 (a)	150,000	153,483
7.00%, 12/15/25	200,000	233,600
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	101,989
2.75%, 03/01/26 (a)	150,000	153,053
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	100,000	102,274
1.35%, 12/02/24 (a)	400,000	390,776
2.90%, 02/01/25 (a)	200,000	203,870
1.75%, 12/02/26 (a)	200,000	194,314
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26	60,119	61,235
CSX Corp.
3.40%, 08/01/24 (a)	150,000	154,609
3.35%, 11/01/25 (a)	250,000	258,567
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	203,740
FedEx Corp.
3.25%, 04/01/26 (a)	200,000	208,224
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(c)	150,000	143,537

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	210,934
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	100,000	103,250
3.65%, 08/01/25 (a)	200,000	208,674
2.90%, 06/15/26 (a)	150,000	153,745
Ryder System, Inc.
3.40%, 03/01/23 (a)	250,000	254,045
3.75%, 06/09/23 (a)	150,000	153,370
3.88%, 12/01/23 (a)	100,000	103,128
3.65%, 03/18/24 (a)	100,000	103,029
4.63%, 06/01/25 (a)	250,000	266,270
3.35%, 09/01/25 (a)	75,000	76,891
Southwest Airlines Co.
4.75%, 05/04/23	225,000	232,621
5.25%, 05/04/25 (a)	600,000	647,382
Union Pacific Corp.
3.50%, 06/08/23 (a)	150,000	153,397
3.65%, 02/15/24 (a)	100,000	103,141
3.15%, 03/01/24 (a)	100,000	102,512
3.75%, 03/15/24 (a)	250,000	258,512
3.25%, 01/15/25 (a)	300,000	308,451
2.75%, 03/01/26 (a)	200,000	203,122
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	29,082	29,779
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	62,804	65,272
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	96,377	99,491
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	99,430	101,799
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	172,800	175,753
United Parcel Service, Inc.
2.50%, 04/01/23 (a)	250,000	252,710
2.20%, 09/01/24 (a)	250,000	252,290
2.80%, 11/15/24 (a)	75,000	76,645
3.90%, 04/01/25 (a)	200,000	210,542
		8,201,258
		268,279,634

Utility 1.3%
Electric 1.2%
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	150,000	153,926
Alabama Power Co.
3.55%, 12/01/23	150,000	154,293
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	100,336
3.65%, 02/15/26 (a)	250,000	260,382
American Electric Power Co., Inc.
2.03%, 03/15/24	200,000	199,762
1.00%, 11/01/25 (a)	250,000	237,263
3.88%, 02/15/62 (a)(b)	150,000	141,243
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	255,092
3.20%, 04/15/25 (a)	100,000	102,348
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	200,000	206,148
3.50%, 02/01/25 (a)	100,000	103,618
4.05%, 04/15/25 (a)	450,000	475,708
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Black Hills Corp.
4.25%, 11/30/23 (a)	250,000	258,680
1.04%, 08/23/24 (a)	100,000	97,297
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	100,575
1.45%, 06/01/26 (a)	150,000	144,329
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	200,000	208,300
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	101,772
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	150,000	151,670
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	200,000	195,942
Consumers Energy Co.
3.38%, 08/15/23 (a)	100,000	102,119
Dominion Energy, Inc.
3.07%, 08/15/24	300,000	305,736
3.30%, 03/15/25 (a)	100,000	102,349
3.90%, 10/01/25 (a)	250,000	261,307
1.45%, 04/15/26 (a)	200,000	192,286
5.75%, 10/01/54 (a)(b)	122,000	125,107
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	103,164
DTE Energy Co.
2.53%, 10/01/24	100,000	100,635
1.05%, 06/01/25 (a)	200,000	191,246
2.85%, 10/01/26 (a)	200,000	202,164
Duke Energy Corp.
3.75%, 04/15/24 (a)	300,000	309,744
0.90%, 09/15/25 (a)	300,000	284,949
2.65%, 09/01/26 (a)	400,000	402,368
3.25%, 01/15/82 (a)(b)	100,000	91,640
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	200,000	206,992
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	200,000	205,070
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	258,362
Edison International
3.55%, 11/15/24 (a)	100,000	102,349
4.95%, 04/15/25 (a)	150,000	158,859
Emera US Finance LP
3.55%, 06/15/26 (a)	250,000	258,232
Enel Americas S.A.
4.00%, 10/25/26 (a)	150,000	154,649
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	101,876
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	103,450
3.50%, 04/01/26 (a)	200,000	208,030
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	236,623
2.95%, 09/01/26 (a)	200,000	202,610
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	400,000	392,796
0.95%, 10/01/24 (a)	250,000	243,112
5.40%, 11/01/24	100,000	108,452
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	150,000	151,476
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	249,850

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eversource Energy
2.80%, 05/01/23 (a)	300,000	302,820
2.90%, 10/01/24 (a)	200,000	203,152
0.80%, 08/15/25 (a)	200,000	188,970
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	260,190
3.40%, 04/15/26 (a)	200,000	206,556
Exelon Generation Co., LLC
3.25%, 06/01/25 (a)	450,000	460,066
Florida Power & Light Co.
2.75%, 06/01/23 (a)	200,000	202,128
2.85%, 04/01/25 (a)	250,000	255,322
3.13%, 12/01/25 (a)	200,000	206,236
Fortis, Inc.
3.06%, 10/04/26 (a)	250,000	252,780
Georgia Power Co.
2.10%, 07/30/23	100,000	100,502
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	250,000	256,115
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	51,470
ITC Holdings Corp.
3.65%, 06/15/24 (a)	100,000	102,652
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	103,804
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	150,000	153,531
2.95%, 02/07/24 (a)	150,000	152,727
0.35%, 02/08/24	150,000	145,748
2.85%, 01/27/25 (a)	100,000	101,940
3.25%, 11/01/25 (a)	200,000	206,202
1.00%, 06/15/26 (a)	200,000	189,192
4.75%, 04/30/43 (a)(b)	250,000	247,077
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	600,000	594,588
1.88%, 01/15/27 (a)	250,000	242,162
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	151,083
OGE Energy Corp.
0.70%, 05/26/23 (a)	100,000	98,735
Oklahoma Gas & Electric Co.
0.55%, 05/26/23 (a)	100,000	98,681
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	101,696
2.95%, 04/01/25 (a)	200,000	204,274
0.55%, 10/01/25 (a)	250,000	234,920
Pacific Gas & Electric Co.
1.37%, 03/10/23 (a)	150,000	148,863
3.25%, 06/15/23 (a)	200,000	201,460
4.25%, 08/01/23 (a)	200,000	204,204
3.40%, 08/15/24 (a)	200,000	201,930
3.50%, 06/15/25 (a)	150,000	151,667
3.45%, 07/01/25	400,000	403,108
3.15%, 01/01/26	500,000	498,175
2.95%, 03/01/26 (a)	200,000	196,852
PacifiCorp
2.95%, 06/01/23 (a)	250,000	253,705
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	325,000	312,608
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	103,251
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	203,940
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	100,000	100,792
3.25%, 09/01/23 (a)	150,000	153,248
0.95%, 03/15/26 (a)	100,000	95,538
Public Service Enterprise Group, Inc.
0.84%, 11/08/23 (a)	150,000	147,494
2.88%, 06/15/24 (a)	200,000	202,880
0.80%, 08/15/25 (a)	250,000	236,518
Puget Energy, Inc.
3.65%, 05/15/25 (a)	200,000	206,898
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	150,000	153,392
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	101,548
0.70%, 08/01/23	100,000	98,549
3.50%, 10/01/23 (a)	150,000	153,357
1.10%, 04/01/24 (a)	250,000	244,762
3.70%, 08/01/25 (a)	250,000	259,515
1.20%, 02/01/26 (a)	100,000	95,362
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	105,841
0.90%, 01/15/26 (a)	200,000	188,816
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	145,257
2.75%, 10/01/26 (a)	100,000	101,522
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	102,328
The AES Corp.
1.38%, 01/15/26 (a)	300,000	284,991
The Southern Co.
2.95%, 07/01/23 (a)	400,000	405,192
0.60%, 02/26/24 (a)	150,000	145,761
3.25%, 07/01/26 (a)	500,000	511,745
4.00%, 01/15/51 (a)(b)	250,000	240,460
3.75%, 09/15/51 (a)(b)	250,000	232,858
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	150,000	153,093
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	150,000	151,575
3.45%, 02/15/24 (a)	200,000	205,534
3.10%, 05/15/25 (a)	100,000	102,453
3.15%, 01/15/26 (a)	200,000	205,412
WEC Energy Group, Inc.
0.55%, 09/15/23	250,000	245,207
0.80%, 03/15/24 (a)	200,000	195,272
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	300,000	293,919
3.35%, 12/01/26 (a)	150,000	155,426
		25,143,883
Natural Gas 0.1%
AGL Capital Corp.
3.25%, 06/15/26 (a)	100,000	102,796
Atmos Energy Corp.
0.63%, 03/09/23 (a)	200,000	198,104
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (a)	200,000	197,922
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	331,047
ONE Gas, Inc.
0.85%, 03/11/23 (a)	300,000	297,519
1.10%, 03/11/24 (a)	200,000	195,638

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Gas Co.
3.15%, 09/15/24 (a)	125,000	128,303
2.60%, 06/15/26 (a)	150,000	151,798
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	100,000	100,972
		1,704,099
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	154,707
		27,002,689
Total Corporates (Cost $550,878,462)		538,904,812

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 64.4% OF NET ASSETS
Bonds
6.25%, 08/15/23	1,500,000	1,607,813
7.50%, 11/15/24	600,000	694,805
7.63%, 02/15/25	800,000	939,344
6.88%, 08/15/25	1,000,000	1,175,195
6.00%, 02/15/26	1,500,000	1,747,148
6.75%, 08/15/26	1,000,000	1,214,648
6.50%, 11/15/26	1,000,000	1,214,414
6.63%, 02/15/27	700,000	861,055
Notes
0.13%, 03/31/23	3,500,000	3,462,197
0.25%, 04/15/23	8,000,000	7,919,688
0.13%, 04/30/23	12,200,000	12,050,836
1.63%, 04/30/23	6,200,000	6,232,090
2.75%, 04/30/23	5,900,000	6,006,707
0.13%, 05/15/23	8,800,000	8,690,688
1.75%, 05/15/23	10,770,000	10,842,571
0.13%, 05/31/23	12,500,000	12,332,031
1.63%, 05/31/23	5,750,000	5,780,435
2.75%, 05/31/23	5,600,000	5,707,406
0.25%, 06/15/23	8,830,400	8,721,572
0.13%, 06/30/23	15,000,000	14,778,809
1.38%, 06/30/23	6,400,000	6,411,500
2.63%, 06/30/23	5,700,000	5,803,090
0.13%, 07/15/23	9,700,000	9,551,279
0.13%, 07/31/23	14,400,000	14,163,750
1.25%, 07/31/23	6,500,000	6,498,984
2.75%, 07/31/23	5,600,000	5,716,922
0.13%, 08/15/23	9,400,000	9,241,008
2.50%, 08/15/23	10,800,000	10,990,477
0.13%, 08/31/23	15,100,000	14,835,750
1.38%, 08/31/23	6,300,000	6,304,799
2.75%, 08/31/23	5,500,000	5,616,230
0.13%, 09/15/23	8,900,000	8,738,514
0.25%, 09/30/23	14,700,000	14,449,641
1.38%, 09/30/23	6,800,000	6,803,852
2.88%, 09/30/23	6,600,000	6,758,426
0.13%, 10/15/23	9,700,000	9,507,516
0.38%, 10/31/23	15,400,000	15,141,629
1.63%, 10/31/23	5,600,000	5,622,859
2.88%, 10/31/23	6,350,000	6,505,029
0.25%, 11/15/23	11,900,000	11,672,691
2.75%, 11/15/23	14,150,000	14,474,731
0.50%, 11/30/23	15,000,000	14,765,332
2.13%, 11/30/23	6,600,000	6,682,242
2.88%, 11/30/23	5,900,000	6,050,150
0.13%, 12/15/23	11,476,000	11,216,669
0.75%, 12/31/23	14,300,000	14,124,322
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 12/31/23	5,900,000	5,987,809
2.63%, 12/31/23	6,800,000	6,948,883
0.13%, 01/15/24	11,546,000	11,266,145
0.88%, 01/31/24	14,000,000	13,851,523
2.25%, 01/31/24	6,500,000	6,598,896
2.50%, 01/31/24	7,750,000	7,903,335
0.13%, 02/15/24	14,600,000	14,225,875
2.75%, 02/15/24	12,000,000	12,301,406
1.50%, 02/29/24	13,000,000	13,012,949
2.13%, 02/29/24	6,200,000	6,280,770
2.38%, 02/29/24	5,700,000	5,801,977
0.25%, 03/15/24	13,900,000	13,554,672
2.13%, 03/31/24	9,750,000	9,877,588
0.38%, 04/15/24	10,000,000	9,763,281
2.00%, 04/30/24	6,300,000	6,365,953
2.25%, 04/30/24	8,650,000	8,786,846
0.25%, 05/15/24	12,500,000	12,154,297
2.50%, 05/15/24	14,600,000	14,907,969
2.00%, 05/31/24	9,550,000	9,650,723
0.25%, 06/15/24	12,500,000	12,138,184
1.75%, 06/30/24	7,700,000	7,737,898
2.00%, 06/30/24	5,685,000	5,745,181
0.38%, 07/15/24	11,400,000	11,089,172
1.75%, 07/31/24	8,300,000	8,339,230
2.13%, 07/31/24	5,700,000	5,776,816
0.38%, 08/15/24	10,800,000	10,489,500
2.38%, 08/15/24	15,000,000	15,287,695
1.25%, 08/31/24	6,900,000	6,844,746
1.88%, 08/31/24	6,100,000	6,145,988
0.38%, 09/15/24	14,000,000	13,577,812
1.50%, 09/30/24	7,500,000	7,481,543
2.13%, 09/30/24	4,810,000	4,874,259
0.63%, 10/15/24	13,500,000	13,164,609
1.50%, 10/31/24	7,350,000	7,330,189
2.25%, 10/31/24	4,600,000	4,678,164
0.75%, 11/15/24	12,400,000	12,117,125
2.25%, 11/15/24	14,000,000	14,239,531
1.50%, 11/30/24	7,350,000	7,328,467
2.13%, 11/30/24	5,100,000	5,169,129
1.00%, 12/15/24	13,000,000	12,783,672
1.75%, 12/31/24	6,600,000	6,624,492
2.25%, 12/31/24	4,500,000	4,579,277
1.13%, 01/15/25	11,050,000	10,895,473
1.38%, 01/31/25	6,250,000	6,205,078
2.50%, 01/31/25	6,900,000	7,070,883
1.50%, 02/15/25	13,000,000	12,949,727
2.00%, 02/15/25	12,900,000	13,034,543
1.13%, 02/28/25	7,200,000	7,092,281
2.75%, 02/28/25	5,600,000	5,779,594
0.50%, 03/31/25	9,688,600	9,354,419
2.63%, 03/31/25	1,700,000	1,749,805
0.38%, 04/30/25	9,400,000	9,026,938
2.88%, 04/30/25	5,700,000	5,912,191
2.13%, 05/15/25	12,300,000	12,473,930
0.25%, 05/31/25	10,300,000	9,836,098
2.88%, 05/31/25	5,600,000	5,810,219
0.25%, 06/30/25	10,900,000	10,392,043
2.75%, 06/30/25	4,400,000	4,551,250
0.25%, 07/31/25	11,300,000	10,760,602
2.88%, 07/31/25	4,400,000	4,572,906
2.00%, 08/15/25	14,000,000	14,138,906
0.25%, 08/31/25	12,100,000	11,503,035
2.75%, 08/31/25	5,700,000	5,900,836
0.25%, 09/30/25	13,400,000	12,722,672
3.00%, 09/30/25	5,800,000	6,060,547
0.25%, 10/31/25	13,665,000	12,957,196
3.00%, 10/31/25	5,200,000	5,436,438
2.25%, 11/15/25	14,900,000	15,186,941

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 11/30/25	12,841,600	12,216,575
2.88%, 11/30/25	6,300,000	6,562,828
0.38%, 12/31/25	13,830,000	13,144,983
2.63%, 12/31/25	5,400,000	5,582,039
0.38%, 01/31/26	14,740,600	13,985,144
2.63%, 01/31/26	6,473,000	6,691,717
1.63%, 02/15/26	13,300,000	13,244,410
0.50%, 02/28/26	14,800,000	14,097,578
2.50%, 02/28/26	6,800,000	7,000,016
0.75%, 03/31/26	14,100,000	13,552,524
2.25%, 03/31/26	7,000,000	7,140,000
0.75%, 04/30/26	14,100,000	13,541,508
2.38%, 04/30/26	5,300,000	5,434,156
1.63%, 05/15/26	13,000,000	12,936,523
0.75%, 05/31/26	15,000,000	14,391,797
2.13%, 05/31/26	6,600,000	6,701,836
0.88%, 06/30/26	13,300,000	12,818,395
1.88%, 06/30/26	6,100,000	6,134,313
0.63%, 07/31/26	14,300,000	13,621,309
1.88%, 07/31/26	6,450,000	6,485,273
1.50%, 08/15/26	13,900,000	13,755,570
0.75%, 08/31/26	15,300,000	14,644,969
1.38%, 08/31/26	6,200,000	6,100,945
0.88%, 09/30/26	14,800,000	14,233,437
1.63%, 09/30/26	4,700,000	4,675,398
1.13%, 10/31/26	14,100,000	13,706,191
1.63%, 10/31/26	5,900,000	5,868,887
2.00%, 11/15/26	12,900,000	13,045,629
1.25%, 11/30/26	14,700,000	14,374,418
1.63%, 11/30/26	5,800,000	5,769,188
1.25%, 12/31/26	14,800,000	14,464,109
1.75%, 12/31/26	6,000,000	6,002,344
1.50%, 01/31/27	18,700,000	18,488,895
2.25%, 02/15/27	12,000,000	12,286,406
1.13%, 02/28/27	4,000,000	3,881,719
1.88%, 02/28/27	13,000,000	13,092,422
Total Treasuries (Cost $1,392,622,526)		1,363,458,422

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 9.6% OF NET ASSETS

Agency 4.9%
Foreign 1.8%
Austria 0.1%
Oesterreichische Kontrollbank AG
2.88%, 03/13/23	350,000	355,996
3.13%, 11/07/23	550,000	565,510
1.50%, 02/12/25	200,000	198,764
0.38%, 09/17/25	500,000	475,120
0.50%, 02/02/26	500,000	473,985
		2,069,375
Canada 0.1%
Export Development Canada
2.50%, 01/24/23	500,000	506,295
1.38%, 02/24/23	500,000	501,145
2.75%, 03/15/23	400,000	406,448
2.63%, 02/21/24	250,000	255,300
		1,669,188
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Germany 0.9%
FMS Wertmanagement
2.75%, 03/06/23 (f)	500,000	507,930
2.75%, 01/30/24 (f)	250,000	255,925
Kreditanstalt Fuer Wiederaufbau
2.13%, 01/17/23 (f)	2,000,000	2,018,680
1.63%, 02/15/23 (f)	1,400,000	1,406,944
0.25%, 04/25/23 (f)	1,000,000	989,140
0.25%, 10/19/23 (f)	1,000,000	981,640
2.63%, 02/28/24 (f)	950,000	971,318
0.25%, 03/08/24 (f)	500,000	487,575
1.38%, 08/05/24 (f)	850,000	846,081
0.50%, 09/20/24 (f)	350,000	340,228
2.50%, 11/20/24 (f)	1,850,000	1,892,513
1.25%, 01/31/25 (f)	250,000	246,845
0.38%, 07/18/25 (f)	2,250,000	2,148,952
0.63%, 01/22/26 (f)	1,600,000	1,528,544
1.00%, 10/01/26 (f)	1,000,000	965,720
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (f)	200,000	205,664
2.00%, 01/13/25 (f)	250,000	252,313
0.50%, 05/27/25 (f)	500,000	480,345
2.38%, 06/10/25 (f)	750,000	764,468
0.88%, 03/30/26 (f)	500,000	480,855
1.75%, 07/27/26 (f)	400,000	399,404
		18,171,084
Japan 0.3%
Japan Bank for International Cooperation
1.75%, 01/23/23	300,000	301,605
0.63%, 05/22/23	550,000	545,336
3.25%, 07/20/23	750,000	768,682
3.38%, 07/31/23	200,000	205,428
0.38%, 09/15/23	500,000	491,745
3.38%, 10/31/23	450,000	463,653
2.50%, 05/23/24	450,000	458,068
3.00%, 05/29/24	200,000	205,970
1.75%, 10/17/24	200,000	200,076
2.13%, 02/10/25	200,000	201,804
2.50%, 05/28/25	1,000,000	1,019,470
0.63%, 07/15/25	250,000	239,660
2.75%, 01/21/26	250,000	257,173
2.38%, 04/20/26	500,000	506,645
1.88%, 07/21/26	350,000	349,566
2.25%, 11/04/26	500,000	507,115
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	201,706
		6,923,702
Norway 0.1%
Equinor A.S.A.
2.45%, 01/17/23	150,000	151,572
2.65%, 01/15/24	193,000	196,150
3.70%, 03/01/24	200,000	207,022
3.25%, 11/10/24	100,000	103,153
2.88%, 04/06/25 (a)	500,000	509,750
1.75%, 01/22/26 (a)	250,000	245,355
		1,413,002
Republic of Korea 0.2%
Export-Import Bank of Korea
2.38%, 06/25/24	200,000	202,816
0.63%, 06/29/24	200,000	194,882
2.88%, 01/21/25	200,000	204,890
0.75%, 09/21/25	500,000	477,560

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 11/10/25	500,000	520,070
0.63%, 02/09/26	200,000	189,342
2.63%, 05/26/26	400,000	408,900
1.13%, 12/29/26	200,000	191,194
The Korea Development Bank
2.75%, 03/19/23	200,000	202,524
3.75%, 01/22/24	900,000	934,587
0.40%, 03/09/24	200,000	194,928
0.40%, 06/19/24	500,000	485,315
3.38%, 09/16/25	250,000	261,168
0.80%, 07/19/26	200,000	189,894
		4,658,070
Sweden 0.1%
Svensk Exportkredit AB
2.88%, 03/14/23	250,000	254,325
0.25%, 09/29/23	500,000	490,845
0.50%, 11/10/23	250,000	245,980
1.75%, 12/12/23	550,000	552,244
0.38%, 03/11/24	500,000	488,300
0.38%, 07/30/24	300,000	291,270
0.63%, 10/07/24	300,000	292,155
0.63%, 05/14/25	225,000	216,821
0.50%, 08/26/25	350,000	334,313
		3,166,253
		38,070,674
U.S. 3.1%
Fannie Mae
1.75%, 07/02/24	500,000	501,775
1.63%, 01/07/25	1,500,000	1,498,725
0.63%, 04/22/25	2,500,000	2,419,425
0.50%, 06/17/25	1,500,000	1,441,965
Federal Farm Credit Banks Funding Corp.
0.13%, 03/09/23	1,000,000	989,260
0.13%, 04/13/23	1,000,000	988,760
0.13%, 05/10/23	1,000,000	987,300
0.20%, 10/02/23	1,500,000	1,472,130
0.29%, 10/12/23	1,000,000	982,970
0.25%, 02/26/24	400,000	390,160
0.30%, 03/18/24	1,000,000	975,220
0.88%, 11/18/24	1,000,000	979,810
1.13%, 01/06/25	1,000,000	985,260
1.75%, 02/14/25	1,000,000	1,002,280
Federal Home Loan Bank
0.13%, 03/17/23	2,000,000	1,980,280
0.50%, 11/09/23	1,000,000	985,500
2.50%, 02/13/24	1,800,000	1,836,198
1.50%, 08/15/24	200,000	199,810
1.00%, 12/20/24	1,000,000	982,810
0.50%, 04/14/25	3,000,000	2,890,290
0.50%, 06/13/25	500,000	479,810
0.38%, 09/04/25	1,000,000	953,570
1.25%, 12/21/26	3,000,000	2,923,890
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	5,000,000	4,899,500
0.25%, 12/04/23	3,000,000	2,939,370
0.38%, 09/23/25	1,000,000	952,500
Federal National Mortgage Association
0.25%, 05/22/23	3,000,000	2,966,010
0.25%, 07/10/23	3,000,000	2,957,160
2.88%, 09/12/23	800,000	818,408
0.25%, 11/27/23	3,000,000	2,939,400
1.63%, 10/15/24	2,700,000	2,701,458
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 08/25/25	2,000,000	1,907,560
0.50%, 11/07/25	3,000,000	2,864,310
Freddie Mac
2.75%, 06/19/23	2,100,000	2,140,866
0.25%, 06/26/23	3,000,000	2,960,730
0.25%, 08/24/23	5,000,000	4,922,650
1.50%, 02/12/25	200,000	199,100
0.38%, 07/21/25	1,000,000	956,310
		65,972,530
		104,043,204

Local Authority 0.7%
Foreign 0.6%
Canada 0.6%
Hydro-Quebec
8.05%, 07/07/24	300,000	340,989
Province of Alberta
3.35%, 11/01/23	323,000	332,861
2.95%, 01/23/24	600,000	615,288
1.88%, 11/13/24	750,000	752,737
1.00%, 05/20/25	600,000	584,022
Province of British Columbia
1.75%, 09/27/24	350,000	350,763
2.25%, 06/02/26	300,000	304,017
0.90%, 07/20/26	650,000	624,312
Province of Manitoba
2.60%, 04/16/24	250,000	254,908
3.05%, 05/14/24	300,000	308,829
2.13%, 06/22/26	200,000	200,890
Province of Ontario
1.75%, 01/24/23	900,000	904,851
3.40%, 10/17/23	750,000	773,235
3.05%, 01/29/24	700,000	719,705
3.20%, 05/16/24	200,000	206,744
0.63%, 01/21/26	1,000,000	950,320
1.05%, 04/14/26	500,000	481,220
2.50%, 04/27/26	250,000	254,905
2.30%, 06/15/26	400,000	404,564
Province of Quebec
2.63%, 02/13/23	250,000	253,455
7.13%, 02/09/24	100,000	110,294
2.50%, 04/09/24	250,000	254,565
2.88%, 10/16/24	1,000,000	1,030,110
1.50%, 02/11/25	450,000	446,666
0.60%, 07/23/25	750,000	719,452
2.50%, 04/20/26	500,000	510,640
		12,690,342
U.S. 0.1%
Illinois
4.95%, 06/01/23	63,636	65,009
Port Authority of New York & New Jersey
1.09%, 07/01/23	300,000	299,020
State Board of Administration Finance Corp.
1.26%, 07/01/25	350,000	340,816
University of California
0.88%, 05/15/25 (a)	250,000	242,055
		946,900
		13,637,242

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sovereign 0.7%
Canada 0.1%
Canada Government International Bond
1.63%, 01/22/25	800,000	798,976
0.75%, 05/19/26	950,000	908,219
		1,707,195
Chile 0.0%
Chile Government International Bond
3.13%, 01/21/26	250,000	256,698
Hungary 0.1%
Hungary Government International Bond
5.38%, 02/21/23	500,000	516,335
5.75%, 11/22/23	210,000	222,071
5.38%, 03/25/24	600,000	636,372
		1,374,778
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	200,000	202,330
4.45%, 02/11/24	200,000	210,050
		412,380
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	250,000	252,720
3.15%, 06/30/23	250,000	255,300
		508,020
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	950,000	1,024,869
0.88%, 05/06/24	250,000	243,835
2.38%, 10/17/24	750,000	753,668
1.25%, 02/17/26	950,000	901,987
		2,924,359
Mexico 0.1%
Mexico Government International Bond
3.60%, 01/30/25	550,000	572,049
3.90%, 04/27/25 (a)	200,000	209,858
4.13%, 01/21/26	500,000	531,520
		1,313,427
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	206,712
3.75%, 03/16/25 (a)	400,000	411,432
7.13%, 01/29/26	350,000	405,436
		1,023,580
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	450,000	517,127
2.39%, 01/23/26 (a)	300,000	294,039
		811,166
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	600,000	619,200
10.63%, 03/16/25	500,000	624,935
5.50%, 03/30/26	300,000	334,431
		1,578,566
Poland 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	500,000	505,415
4.00%, 01/22/24	600,000	620,250
3.25%, 04/06/26	500,000	517,355
		1,643,020
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	206,934
2.00%, 06/19/24	200,000	201,152
		408,086
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	415,528
		14,376,803

Supranational* 3.3%
African Development Bank
0.75%, 04/03/23	875,000	870,677
3.00%, 09/20/23	600,000	614,766
0.88%, 03/23/26	500,000	480,850
0.88%, 07/22/26	750,000	721,395
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)	500,000	483,815
Asian Development Bank
1.63%, 01/24/23	800,000	804,184
2.75%, 03/17/23	550,000	559,141
0.25%, 07/14/23	1,050,000	1,035,195
0.25%, 10/06/23	1,000,000	982,370
2.63%, 01/30/24	600,000	613,110
0.38%, 06/11/24	1,000,000	973,310
0.63%, 10/08/24	500,000	487,330
1.50%, 10/18/24	900,000	897,642
2.00%, 01/22/25	200,000	201,952
0.63%, 04/29/25	1,250,000	1,207,975
0.38%, 09/03/25	1,000,000	952,450
0.50%, 02/04/26	1,000,000	949,970
1.00%, 04/14/26	1,250,000	1,208,037
2.00%, 04/24/26	500,000	503,030
1.75%, 08/14/26	250,000	249,758
Corp. Andina de Fomento
2.75%, 01/06/23	100,000	101,060
2.38%, 05/12/23	300,000	302,712
3.75%, 11/23/23	150,000	154,949
1.63%, 09/23/25	400,000	391,140
Council of Europe Development Bank
2.63%, 02/13/23	250,000	253,580
0.25%, 06/10/23	150,000	148,055
0.25%, 10/20/23	400,000	392,516
2.50%, 02/27/24	400,000	407,824
1.38%, 02/27/25	150,000	148,644
0.88%, 09/22/26	250,000	240,165

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
European Bank for Reconstruction & Development
2.75%, 03/07/23	650,000	660,439
0.25%, 07/10/23	500,000	492,960
1.63%, 09/27/24	150,000	150,105
1.50%, 02/13/25	150,000	149,178
0.50%, 05/19/25	600,000	576,450
0.50%, 11/25/25	300,000	285,759
0.50%, 01/28/26	1,000,000	949,810
European Investment Bank
2.50%, 03/15/23	1,650,000	1,673,380
1.38%, 05/15/23	250,000	250,433
2.88%, 08/15/23	1,200,000	1,226,868
0.25%, 09/15/23	650,000	639,073
3.13%, 12/14/23	1,000,000	1,029,800
3.25%, 01/29/24	1,900,000	1,963,422
2.63%, 03/15/24	700,000	715,841
2.25%, 06/24/24	1,250,000	1,269,700
2.50%, 10/15/24	200,000	204,620
1.88%, 02/10/25	950,000	955,358
1.63%, 03/14/25	1,150,000	1,147,746
0.63%, 07/25/25	750,000	722,325
0.38%, 12/15/25	1,000,000	948,000
0.38%, 03/26/26	1,500,000	1,416,225
1.38%, 03/15/27	750,000	733,950
Inter-American Development Bank
2.50%, 01/18/23	1,100,000	1,113,695
0.50%, 05/24/23	1,250,000	1,239,000
3.00%, 10/04/23	700,000	717,647
0.25%, 11/15/23	650,000	637,455
2.63%, 01/16/24	1,100,000	1,123,617
3.00%, 02/21/24	600,000	617,562
0.50%, 09/23/24	250,000	243,088
2.13%, 01/15/25	1,600,000	1,621,424
1.75%, 03/14/25	400,000	400,788
0.88%, 04/03/25	150,000	146,268
0.63%, 07/15/25	1,100,000	1,059,234
0.88%, 04/20/26	1,250,000	1,202,212
2.00%, 06/02/26	750,000	754,642
2.00%, 07/23/26	400,000	403,664
International Bank for Reconstruction & Development
2.13%, 02/13/23	150,000	151,466
1.75%, 04/19/23	250,000	251,518
0.13%, 04/20/23	500,000	493,885
1.88%, 06/19/23	550,000	554,262
3.00%, 09/27/23	1,500,000	1,538,085
0.25%, 11/24/23	1,000,000	980,200
2.50%, 03/19/24	1,050,000	1,071,357
1.50%, 08/28/24	550,000	549,098
2.50%, 11/25/24	1,200,000	1,228,332
1.63%, 01/15/25	1,500,000	1,499,250
2.13%, 03/03/25	100,000	101,334
0.75%, 03/11/25	950,000	924,217
0.63%, 04/22/25	2,000,000	1,933,740
0.38%, 07/28/25	1,250,000	1,193,225
2.50%, 07/29/25	1,500,000	1,536,930
0.50%, 10/28/25	1,500,000	1,432,050
0.88%, 07/15/26	500,000	481,040
International Finance Corp.
0.50%, 03/20/23	350,000	347,543
2.88%, 07/31/23	400,000	408,700
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 10/16/24	550,000	547,013
0.38%, 07/16/25	750,000	716,565
2.13%, 04/07/26	250,000	252,857
0.75%, 10/08/26	600,000	573,186
Nordic Investment Bank
0.38%, 05/19/23	200,000	197,872
2.88%, 07/19/23	300,000	306,384
2.25%, 05/21/24	400,000	405,956
0.38%, 09/11/25	400,000	380,652
0.50%, 01/21/26	250,000	237,688
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	750,000	736,650
2.25%, 05/16/24	700,000	710,535
0.50%, 10/30/24	750,000	728,190
0.50%, 05/28/25	500,000	479,905
0.50%, 01/27/26	1,000,000	948,690
		70,677,715
Total Government Related (Cost $206,869,012)		202,734,964

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (g)	8,172,822	8,172,822
Total Short-Term Investments (Cost $8,172,822)		8,172,822
Total Investments in Securities (Cost $2,158,542,822)		2,113,271,020

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,891,051 or 0.2% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Guaranteed by the Republic of Germany.
(g)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/28/22	FACE AMOUNT AT 2/28/22	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
TD Ameritrade Holding Corp.
3.63%, 04/01/25	$109,256	$—	($108,518)	$2,628	($3,257)	($109)	$—	—	$232
The Charles Schwab Corp.
2.65%, 01/25/23	77,335	101,980	(177,703)	391	(1,603)	(400)	—	—	1,047
3.55%, 02/01/24	107,332	—	—	—	(2,926)	(1,206)	103,200	100,000	1,775
0.75%, 03/18/24	352,383	—	—	—	(9,004)	(467)	342,912	350,000	1,313
3.75%, 04/01/24	—	79,216	—	—	(1,153)	(304)	77,759	75,000	453
3.00%, 03/10/25	53,594	—	—	—	(1,796)	(576)	51,222	50,000	750
4.20%, 03/24/25	111,511	—	—	—	(4,704)	(642)	106,165	100,000	2,100
3.63%, 04/01/25	—	108,418	—	—	(3,348)	(1,020)	104,050	100,000	1,581
3.85%, 05/21/25	165,626	—	—	—	(5,866)	(2,127)	157,633	150,000	2,887
3.45%, 02/13/26	55,197	—	—	—	(2,342)	(573)	52,282	50,000	862
0.90%, 03/11/26	249,300	—	—	—	(12,424)	234	237,110	250,000	1,125
1.15%, 05/13/26	201,410	—	—	—	(9,199)	(37)	192,174	200,000	1,150
Total	$1,482,944	$289,614	($286,221)	$3,019	($57,622)	($7,227)	$1,424,507		$15,275

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$538,904,812	$—	$538,904,812
Treasuries [1]	—	1,363,458,422	—	1,363,458,422
Government Related[1]	—	202,734,964	—	202,734,964
Short-Term Investments[1]	8,172,822	—	—	8,172,822
Total	$8,172,822	$2,105,098,198	$—	$2,113,271,020

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $1,466,039)		$1,424,507
Investments in securities, at value - unaffiliated (cost $2,157,076,783)		2,111,846,513
Receivables:
Investments sold		65,852,006
Interest		8,309,940
Fund shares sold		2,713,347
Dividends		88
Income from securities on loan	+	19
Total assets		2,190,146,420
Liabilities
Payables:
Investments bought		71,196,083
Fund shares redeemed		3,372,014
Distributions to shareholders		641,575
Investment adviser fees	+	97,839
Total liabilities		75,307,511
Net assets		$2,114,838,909
Net Assets by Source
Capital received from investors		$2,164,319,102
Total distributable loss	+	(49,480,193)
Net assets		$2,114,838,909

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,114,838,909		212,600,516		$9.95

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$10,462,271
Interest received from securities - affiliated		8,048
Dividends received from securities - unaffiliated		699
Securities on loan, net	+	161
Total investment income		10,471,179
Expenses
Investment adviser fees		657,466
Total expenses	–	657,466
Net investment income		9,813,713
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		3,019
Net realized losses on sales of securities - unaffiliated	+	(2,620,969)
Net realized losses		(2,617,950)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(57,622)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(64,182,290)
Net change in unrealized appreciation (depreciation)	+	(64,239,912)
Net realized and unrealized losses		(66,857,862)
Decrease in net assets resulting from operations		($57,044,149)

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$9,813,713	$19,843,457
Net realized gains (losses)		(2,617,950)	6,359,594
Net change in unrealized appreciation (depreciation)	+	(64,239,912)	(21,018,850)
Increase (decrease) in net assets resulting from operations		($57,044,149)	$5,184,201
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,467,176)	($25,220,242)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,021,470	$476,351,634	140,140,927	$1,447,080,406
Shares reinvested		1,049,327	10,621,149	1,626,515	16,794,730
Shares redeemed	+	(52,079,098)	(526,370,965)	(88,234,966)	(910,429,318)
Net transactions in fund shares		(4,008,301)	($39,398,182)	53,532,476	$553,445,818
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		216,608,817	$2,227,748,416	163,076,341	$1,694,338,639
Total increase (decrease)	+	(4,008,301)	(112,909,507)	53,532,476	533,409,777
End of period		212,600,516	$2,114,838,909	216,608,817	$2,227,748,416

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Taxable Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Tax-Free Bond Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The funds may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current fair value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2022, the Schwab U.S. Aggregate Bond Index Fund had securities on loan, all of which were classified as corporate bonds. The value of the securities on loan and the related collateral as of February 28, 2022, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory Agreement between the investment adviser and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between the investment adviser and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the investment adviser pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date. All the funds make distributions from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, they follow the securities included in their respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed income securities to decline.
Sampling Index Tracking Risk. An index fund may not fully replicate its respective index and may hold securities not included in the respective index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach it may not track the return of the index as well as it would if a fund purchased all of the securities in the index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Credit Risk. A decline in the credit quality of an issuer or guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer or guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Leverage Risk. Certain fund transactions, such as derivatives transactions, TBA transactions and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Portfolio Turnover Risk (Schwab U.S. Aggregate Bond Index Fund only). A fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower a fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to a fund’s shareholders.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
0.05%	0.04%	0.06%
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2022, as applicable:
	UNDERLYING FUNDS
	SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
Schwab Balanced Fund	—%	5.5%	—%
Schwab MarketTrack Balanced Portfolio	—%	4.2%	0.3%
Schwab MarketTrack Conservative Portfolio	—%	3.3%	0.1%
Schwab MarketTrack Growth Portfolio	—%	2.8%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	1.1%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	1.6%	—%
Schwab Monthly Income Fund - Moderate Payout	—%	0.5%	—%
Schwab Target 2010 Fund	0.1%	0.3%	0.3%
Schwab Target 2015 Fund	0.2%	0.3%	0.3%
Schwab Target 2020 Fund	1.0%	2.1%	2.0%
Schwab Target 2025 Fund	0.7%	2.1%	2.0%
Schwab Target 2030 Fund	0.4%	2.6%	2.4%
Schwab Target 2035 Fund	—%	1.0%	0.8%
Schwab Target 2040 Fund	—%	1.4%	1.1%
Schwab Target 2045 Fund	—%	0.2%	0.2%
Schwab Target 2050 Fund	—%	0.1%	0.1%
Schwab Target 2055 Fund	—%	0.0%*	0.0%*
Schwab Target 2060 Fund	—%	0.0%*	0.0%*
Schwab Target 2065 Fund	—%	0.0%*	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For more information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2022, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$1,086,315,730	$—	$1,086,315,730
Schwab U.S. Aggregate Bond Index Fund	1,455,016,934	127,240,381	1,582,257,315
Schwab Short-Term Bond Index Fund	516,043,113	101,061,388	617,104,501
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$477,883,776	$—	$477,883,776
Schwab U.S. Aggregate Bond Index Fund	1,378,882,409	160,583,858	1,539,466,267
Schwab Short-Term Bond Index Fund	520,644,117	129,691,694	650,335,811
*	Includes securities guaranteed by U.S. Government Agencies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of February 28, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Treasury Inflation Protected Securities Index Fund	$2,918,085,745	$84,444,290	($3,626,964)	$80,817,326
Schwab U.S. Aggregate Bond Index Fund	5,460,347,122	37,872,763	(148,986,469)	(111,113,706)
Schwab Short-Term Bond Index Fund	2,160,602,268	722,440	(48,053,688)	(47,331,248)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2021, the Schwab U.S. Aggregate Bond Index Fund had capital loss carryforwards of $13,285,898. The Schwab Treasury Inflation Protected Securities Index Fund and Schwab Short-Term Bond Index Fund had no capital loss carryforwards.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2022. The tax-basis components of distributions paid during the fiscal year ended August 31, 2021, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Treasury Inflation Protected Securities Index Fund	$42,448,667	$1,027,968
Schwab U.S. Aggregate Bond Index Fund	107,400,469	5,441,247
Schwab Short-Term Bond Index Fund	21,736,122	3,484,120
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2021, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 20, 2021 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2020, through May 31, 2021, which included individual Fund liquidity risk metrics. No significant liquidity events impacting any of the Funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – Apr. 2020), and Senior Executive Vice President (Feb. 2016 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2020 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index  An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)  An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the
TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
commercial mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of commercial mortgage loans.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Taxable Bond Funds  |  Semiannual Report

Notes

Schwab Taxable Bond Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

This page is intentionally left blank.

MFR13480-26
00272505

Semiannual Report  |  February 28, 2022
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
Schwab Opportunistic Municipal Bond Fund
(formerly Schwab High Yield Municipal Bond Fund)

This page is intentionally left blank.

Three ways investors can include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 28, 2022
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	-3.59%
Bloomberg Municipal 3-15 Year Blend Index	-3.33%
Fund Category: Morningstar Municipal National Intermediate Bond*	-3.19%
Performance Details	page 7

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	-3.25%
Bloomberg California Municipal 3-15 Year Blend Index	-3.46%
S&P California AMT-Free Municipal Bond Index	-3.02%
Fund Category: Morningstar Municipal California Intermediate/Short Bond*	-2.96%
Performance Details	page 8

Schwab Opportunistic Municipal Bond Fund (Ticker Symbol: SWHYX)	-2.20%
Bloomberg Municipal Bond Index[1]	-3.09%
Bloomberg High Yield Municipal Index	-2.54%
Fund Category: Morningstar High Yield Muni*	-3.21%
Performance Details	page 9
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
*	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Effective July 1, 2021, the fund changed its primary benchmark index from the Bloomberg High Yield Municipal Index to the Bloomberg Municipal Bond Index. Schwab Asset Management believes the benchmark indices change provides a more appropriate comparison for evaluating the fund’s performance.
2
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
The Investment Environment

For the six-month reporting period ended February 28, 2022, most U.S. fixed-income markets lost ground. Over the first four months of the reporting period, U.S. stocks posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs through early January 2022, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant late in 2021. As stocks maintained their strength, demand for bonds trended downward, and yields rose as prices fell. (Bond yields and bond prices typically move in opposite directions.) However, beginning in early 2022, equity markets declined in reaction to growing headwinds that included accelerating inflation, an increasing likelihood of rising interest rates, and, in the final week of the reporting period, Russia’s invasion of Ukraine, which pushed oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. Concern that the U.S. Federal Reserve (Fed) would raise short-term interest rates more aggressively than previously anticipated drove a bond sell-off and pushed yields sharply higher. Russia’s invasion of Ukraine drove investors back to the safety of bonds, and yields retreated. Rising inflation drove U.S. Treasury Inflation-Protected Securities (TIPS) to outperform other fixed-income securities, with nearly all other categories negative. For the reporting period, the Bloomberg Municipal 3-15 Year Blend Index returned -3.33% and the Bloomberg California Municipal 3-15 Year Blend Index returned -3.46%, while the Bloomberg Municipal Bond Index returned -3.09%. For comparison to taxable bonds, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned -4.07% for the reporting period.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic, although U.S. gross domestic product (GDP) growth fluctuated over the reporting period. After rising at an annualized rate of 6.7% in the second quarter of 2021, GDP growth fell back to 2.3% for the third quarter amid fading government stimuli, ongoing supply chain disruptions, and persisting inflation. GDP rose at an annualized rate of 6.9% in the fourth quarter of 2021 on increasing inventories, exports, and personal consumption expenditures. The unemployment rate, which has fallen steadily after skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Annual inflation, which had remained well below the Fed’s traditional 2% target until it jumped in March 2021, continued to rise during the spring of 2021, leveled off during the summer of 2021, and rose again through the remainder of the reporting period. At the end the reporting period, inflation was at its highest rate in 40 years, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
3
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
The Investment Environment (continued)

Monetary policies around the world varied. In the United States, the Fed maintained the federal funds rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program in November 2021, citing significant progress on its twin goals of maximum employment and price stability. The Fed subsequently accelerated its wind-down in December 2021, with expectations to end it altogether by March 2022. Fed officials also issued successively strong signals that interest rates could begin to rise sooner in 2022 than previously anticipated. In developed international economies, most central banks were similarly accommodative while acknowledging economic improvements and rising inflation and, in some cases, changes in monetary policy. The European Central bank held its interest rate at 0.00%, unchanged since March 2016, but pledged to steadily reduce its asset purchase program. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and stressed that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis-mode policies. The Bank of England raised its key official bank rate twice during the reporting period, from 0.1% to 0.5%, its first back-to-back rate increase since 2004, citing inflationary pressures.
As of the beginning of the reporting period, the municipal (muni) bond market had recovered to exceed pre-pandemic levels following plummeting demand in March 2020. Over the first four months of the reporting period, returns remained relatively stable over a narrow range and muni bond fund flows were positive, but as yields began to spike in early 2022 in anticipation of rising interest rates, demand for muni bonds fell sharply and muni bond fund flows turned negative. In the final week of the reporting period, Russia’s invasion of Ukraine drove investors back to the safety of bonds, and yields retreated. Though demand for muni bond funds improved, flows remained negative through the end of the reporting period.
4
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
California State Investment Environment

California is experiencing strong revenue growth and investing in ambitious programs to address its social and infrastructure needs despite having one of the highest unemployment rates in the nation.
California’s enacted fiscal 2022 budget (ending June 30, 2022) projected the state would generate revenues of $179 billion. Its most recent budget forecast increased fiscal 2022 revenue estimates by 13% to $202 billion. The increase was driven by capital gains related to the strength of the 2021 stock market, strong corporate profits, and steady spending by consumers. Personal and corporate income taxes, two of the state’s largest revenue sources, are projected to total $154 billion in fiscal 2022, an increase of 9% above the enacted budget and 5% above fiscal 2021, despite a one-time $3 billion refund to low- and moderate-income taxpayers. While the enacted fiscal 2022 budget projected the use of $18 billion of reserves, the improvement in the state’s fiscal 2022 revenue forecast reduces that amount to $8 billion, leaving the state with nearly $51 billion in reserves, or 24% of spending, at fiscal year end.
In January 2022, Governor Newsom proposed a record $213 billion budget for fiscal 2023, based on projected revenues of $197 billion and the drawdown of $13 billion in reserves. The budget includes funding for major multi-year program commitments approved in the fiscal 2022 budget, including expanded childcare subsidies and universal preschool, and proposes new spending, such as expanded Medi-Cal coverage. The increase in projected revenues from the fiscal 2022 budget will result in a significant boost in funding for K-12 schools and community colleges under the Proposition 98 minimum-funding formula. In addition, the University of California and California State University will receive funding for enrollment growth and a 5% increase in ongoing base resource support. On the revenue side, the Governor proposed reducing certain business taxes which were increased in fiscal 2021 to help balance the first COVID-era budget. The proposed budget anticipates the state will end fiscal 2023 with reserves of $38 billion, equal to nearly 18% of general fund spending.
Despite the strong revenue picture, California is experiencing two divergent employment pictures: highly paid employees in technology and professional services who continued to work during the pandemic while enjoying significant appreciation in their investments and those employed in the hospitality, retail, and tourism sectors, many of whom faced extended unemployment during the pandemic. The state’s job recovery continues to lag the national average. The state’s January 2022 unemployment rate of 5.7% was one of the highest in the nation and well above the U.S. average of 4.0%. Unemployment rates vary widely throughout the state: Los Angeles County reported a 6.1% unemployment rate in January 2022, reflecting its dependence on tourism and service sector jobs, while Santa Clara County, the center of Silicon Valley, reported a 3.3% rate. Supply chain bottlenecks, inflation, and a resurgence of COVID-19 cases could disrupt the economy, although wage inflation and rising consumer goods prices could lead to higher tax revenues for the state.
California’s credit quality is strong. At the end of the reporting period, the state’s general obligation ratings were AA- by S&P Global Ratings, Aa2 by Moody’s Investors Services, and AA by Fitch Ratings. S&P Global Ratings carries a positive outlook, while Moody’s Investor Services and Fitch Ratings maintain stable outlooks on their ratings.

Management views may have changed since the report date.
5
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Fund Management

Jason D. Diefenthaler, Senior Portfolio Manager and the Co-Head of Municipal Bond Funds at Schwab Asset Management, co-leads the portfolio management team for the funds. Previously, Mr. Diefenthaler was the director of tax-exempt portfolio management at Wasmer Schroeder & Company, LLC (Schwab Asset Management became the investment adviser for the Wasmer Schroeder Strategies in 2020). He oversaw all tax-exempt strategies and the management of the Wasmer Schroeder High Yield Municipal Fund, which subsequently reorganized into the Schwab Opportunistic Municipal Bond Fund. Mr. Diefenthaler began his career with Wasmer Schroeder in 2000. He was a credit analyst for taxable and tax-exempt strategies before becoming a portfolio manager.

Kenneth Salinger, CFA, Managing Director and Co-Head for the Schwab Municipal Bond Funds for Schwab Asset Management, co-leads the portfolio management team for the funds. Prior to joining Schwab in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state-specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

James Cortez, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Cortez joined the firm in 2006 as a director on Schwab Asset Management’s municipal research team, responsible for conducting credit research for municipal fixed-income funds and money market funds with a focus on healthcare and higher education credits. Prior to joining Schwab in 2006, Mr. Cortez was an associate director in Standard & Poor’s healthcare group.

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2015, Mr. Khodarahmi was a vice president and senior municipal trader at Eaton Vance Management for the firm’s tax-free bond funds since 2002. Previous to Eaton Vance, he was a vice president at both Banc of America Montgomery Securities and Thomas Weisel Partners, and also spent time as a corporate cash and high net worth portfolio manager/trader at Thomas Weisel. Prior to those roles, Mr. Khodarahmi was a municipal trader and underwriter for Fleet Securities, Inc. (now part of Bank of America).
6
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Fund as of February 28, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	-3.59%	-1.43%	2.51%	2.46%
Bloomberg Municipal 3-15 Year Blend Index	-3.33%	-1.27%	2.90%	2.80%
Fund Category: Morningstar Municipal National Intermediate Bond [3]	-3.19%	-0.72%	2.76%	2.54%
Fund Expense Ratios[4]: Net 0.49%; Gross 0.55%

Yields
30-Day SEC Yield[1,2]	1.24%
30-Day SEC Yield-No Waiver[1,5]	1.19%
Taxable Equivalent Yield[6]	2.10%
12-Month Distribution Yield[1,2]	1.71%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[7]	5.3 Yrs
Weighted Average Duration[7]	4.9 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[7]	See Glossary for definitions of maturity and duration.
[8]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
7
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab California Tax-Free Bond Fund as of February 28, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	-3.25%	-1.36%	2.41%	2.53%
Bloomberg California Municipal 3-15 Year Blend Index [3]	-3.46%	-1.49%	2.65%	N/A [4]
S&P California AMT-Free Municipal Bond Index	-3.02%	-0.86%	2.97%	3.21%
Fund Category: Morningstar Municipal California Intermediate/Short Bond [5]	-2.96%	-0.87%	2.29%	2.39%
Fund Expense Ratios[6]: Net 0.49%; Gross 0.58%

Yields
30-Day SEC Yield[1,2]	1.17%
30-Day SEC Yield-No Waiver[1,7]	1.09%
Taxable Equivalent Yield[8]	2.54%
12-Month Distribution Yield[1,2]	1.65%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[9]	4.9 Yrs
Weighted Average Duration[9]	4.7 Yrs
By Credit Quality10

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020.
[4]	Information not available to the fund.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[7]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[8]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
[9]	See Glossary for definitions of maturity and duration.
[10]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
8
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Opportunistic Municipal Bond Fund as of February 28, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab Opportunistic Municipal Bond Fund (3/31/14)[4]	-2.20%	0.87%	3.37%	4.55%
Bloomberg Municipal Bond Index [5]	-3.09%	-0.66%	3.24%	3.36%
Bloomberg High Yield Municipal Index	-2.54%	3.46%	6.07%	5.88%
Fund Category: Morningstar High Yield Muni [6]	-3.21%	1.48%	4.43%	N/A
Fund Expense Ratios[7]: Net 0.50%; Gross 0.62%

Yields
30-Day SEC Yield[1,2]	2.28%
30-Day SEC Yield-No Waiver[1,8]	2.26%
Taxable Equivalent Yield[9]	3.86%
12-Month Distribution Yield[1,2]	2.58%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[10]	6.3 Yrs
Weighted Average Duration[10]	6.4 Yrs
By Credit Quality11

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund. The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
[4]	Inception date is that of the predecessor fund.
[5]	Effective July 1, 2021, the fund changed its primary benchmark index from the Bloomberg High Yield Municipal Index to the Bloomberg Municipal Bond Index. Schwab Asset Management believes the benchmark indices change provides a more appropriate comparison for evaluating the fund’s performance.
[6]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[7]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[8]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[9]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[10]	See Glossary for definitions of maturity and duration.
[11]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
9
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2021 and held through February 28, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/28/22	EXPENSES PAID DURING PERIOD 9/1/21-2/28/22[2]
Schwab Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$ 964.10	$2.39
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.36	$2.46
Schwab California Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$ 967.50	$2.39
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.36	$2.46
Schwab Opportunistic Municipal Bond Fund
Actual Return	0.50%	$1,000.00	$ 978.00	$2.45
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
10
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$12.22	$12.13	$12.12	$11.52	$11.82	$12.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.21	0.26	0.28	0.27	0.27
Net realized and unrealized gains (losses)	(0.53)	0.16	0.04 [2]	0.60	(0.30)	(0.21)
Total from investment operations	(0.43)	0.37	0.30	0.88	(0.03)	0.06
Less distributions:
Distributions from net investment income	(0.10)	(0.21)	(0.26)	(0.28)	(0.27)	(0.27)
Distributions from net realized gains	(0.05)	(0.07)	(0.03)	—	—	(0.10)
Total distributions	(0.15)	(0.28)	(0.29)	(0.28)	(0.27)	(0.37)
Net asset value at end of period	$11.64	$12.22	$12.13	$12.12	$11.52	$11.82
Total return	(3.59%) [3]	3.03%	2.52%	7.77%	(0.22%)	0.63%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [4]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.54% [4]	0.55%	0.55%	0.56%	0.57%	0.56%
Net investment income (loss)	1.67% [4]	1.72%	2.14%	2.41%	2.35%	2.32%
Portfolio turnover rate	32% [3]	53%	99%	129%	82%	83%
Net assets, end of period (x 1,000,000)	$720	$801	$758	$751	$650	$667

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
11
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.5% OF NET ASSETS
ALABAMA 1.2%
Montgomery Cnty
GO Refunding Warrants Series 2021A	4.00%	03/01/27	1,000,000	1,123,704
Southeast Energy Auth
Commodity Supply RB Series 2021B1	4.00%	06/01/30 (a)	2,000,000	2,267,889
Commodity Supply RB Series 2021B1	4.00%	06/01/31 (a)	1,850,000	2,113,572
Univ of Montevallo
RB Series 2017	5.00%	05/01/26	200,000	227,637
RB Series 2017	5.00%	05/01/27	250,000	291,693
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,484,347
				8,508,842
ARIZONA 1.7%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C	0.06%	01/01/46 (a)(b)(c)	2,915,000	2,915,000
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,033,630
Refunding RB (Phoenix Childrens Hospital) Series 2013A3 (SIFMA Municipal Swap Index + 1.85%)	2.05%	02/01/48 (a)(d)	3,000,000	3,017,167
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A	0.06%	02/01/48 (a)(b)(c)	980,000	980,000
RB Series 2021A	4.00%	11/01/29	1,000,000	1,123,285
RB Series 2021A	4.00%	11/01/30	500,000	566,989
RB Series 2021A	4.00%	11/01/31	1,270,000	1,447,229
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	707,626
Refunding COP Series 2014	4.00%	07/01/23	700,000	726,911
				12,517,837
ARKANSAS 1.3%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (a)	2,310,000	2,268,225
Bentonville Sales & Use Tax
Sales & Use Tax Refunding RB Series 2021B	1.05%	11/01/46 (a)	1,605,000	1,589,037
Forrest City
Sales & Use Tax RB Series 2021	1.55%	11/01/44 (a)	1,000,000	973,699
12
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	751,084
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	576,903
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	225,000	225,469
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	2,140,000	2,206,952
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	140,000	142,544
Springdale
Sales & Use Tax Refunding & Improvement Bonds Series 2018	3.00%	04/01/43 (a)	930,000	940,390
				9,674,303
CALIFORNIA 8.3%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(e)	3,000,000	3,041,147
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(e)	3,000,000	3,102,190
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	0.65%	04/01/56 (a)(d)	5,000,000	5,036,409
California
GO Bonds	5.00%	08/01/24	1,000,000	1,089,294
GO Bonds	5.00%	03/01/27 (a)	2,600,000	2,872,051
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	677,510
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(e)	2,685,000	2,746,851
Refunding RB (Lucile Salter Packard Childrens Hospital) Series 2022A	4.00%	05/15/51 (a)(f)	1,000,000	1,108,435
California Municipal Finance Auth
RB Series 2021A	3.00%	02/01/46 (a)	2,000,000	1,920,161
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	469,741
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	638,830
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,095,300
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,180,928
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,684,691
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,244,004
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	4,137,565
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	61,214
Los Angeles Dept of Airports
Sub RB Series 2019F	5.00%	05/15/28	2,115,000	2,484,366
Lynwood USD
GO Bonds Series E	0.00%	08/01/42 (a)(g)	1,380,000	757,533
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,447,569
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,117,459
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	645,386
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,611,055
13
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	822,097
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)	460,000	563,384
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (g)	1,250,000	1,011,251
GO Bonds Series 2010C	0.00%	07/01/32 (g)	1,500,000	1,178,315
GO Bonds Series 2010C	0.00%	07/01/33 (g)	1,000,000	762,782
GO Bonds Series 2010C	0.00%	07/01/35 (g)	1,300,000	931,911
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,349,418
RB 2nd Series 2022A	5.00%	05/01/30	2,500,000	3,012,262
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	2,936,198
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	617,361
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	396,317
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,154,640
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	317,923
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	327,193
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	560,940
				60,111,681
COLORADO 2.5%
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	420,000	509,938
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	606,595
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019B	5.00%	11/15/49 (a)(e)	4,000,000	4,605,154
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/37 (a)	1,250,000	1,375,487
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)(h)	1,250,000	1,459,164
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	363,361
RB (Denver Transit Partners) Series 2020A	5.00%	01/15/31	500,000	610,550
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (a)	1,000,000	1,122,131
Denver
Airport System RB Series 2019D	5.00%	11/15/31 (a)(e)	1,750,000	1,800,169
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(g)	380,000	287,669
Univ of Colorado
Refunding RB Series 2019C	2.00%	06/01/54 (a)(e)	5,000,000	5,051,804
				17,792,022
CONNECTICUT 1.7%
Connecticut
GO Bonds Series 2020C	4.00%	06/01/33 (a)	650,000	752,486
GO Bonds Series 2020C	4.00%	06/01/34 (a)	1,000,000	1,153,250
GO Bonds Series 2020C	4.00%	06/01/35 (a)	250,000	286,980
GO Bonds Series 2020C	4.00%	06/01/36 (a)	1,250,000	1,428,419
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,392,408
14
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/25	850,000	945,119
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/26	1,200,000	1,372,080
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/34 (a)(b)	2,000,000	2,381,702
GO Bonds Series 2019A	5.00%	11/01/36 (a)(b)	1,000,000	1,188,872
				11,901,316
DISTRICT OF COLUMBIA 0.4%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(e)	3,000,000	3,026,366
FLORIDA 4.2%
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/24	375,000	405,810
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	498,368
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	865,943
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	790,495
Greater Orlando Aviation Auth
Airport Facilities RB Series 2019A	5.00%	10/01/26	5,000,000	5,711,601
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,205,715
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	1,051,705
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	154,311
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	437,465
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	273,366
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	557,767
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,796,039
Toll System RB Series 2014A	5.00%	07/01/24	625,000	674,824
Miami-Dade Cnty Fla Health Facs
Hospital Refunding RB Series 2021A	4.00%	08/01/51 (a)	1,000,000	1,099,411
Orlando Utilities Commission
Utilities System RB Series 2021B	1.25%	10/01/46 (a)(e)	4,000,000	3,932,333
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (h)	800,000	824,887
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	2,000,000	2,064,036
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	495,424
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	370,542
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,674,433
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(g)	1,550,000	1,020,080
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(g)	800,000	503,271
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(g)	855,000	513,466
15
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(g)	1,000,000	572,126
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(g)	1,200,000	417,558
				29,910,976
GEORGIA 2.0%
Atlanta Hartsfield-Jackson Airport
Airport Refunding RB Series 2020B	5.00%	07/01/27	2,500,000	2,897,451
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A	5.00%	07/01/27	1,500,000	1,770,197
Main St Natural Gas Inc
Gas Supply RB Series 2018E (SIFMA Municipal Swap Index + 0.57%)	0.77%	08/01/48 (a)(d)	5,000,000	5,014,005
Milledgeville-Baldwin Cnty Development Auth
RB (Univ of Georgia) Series 2021	5.00%	06/15/33 (a)	1,700,000	2,108,465
Paulding Cnty Hospital Auth
RAN (Wellstar Health) Series 2022A	4.00%	04/01/41 (a)(f)	1,000,000	1,123,052
Revenue Anticipation Certificate (WellStar Health) Series 2022A	5.00%	04/01/42 (a)(f)	1,300,000	1,590,200
				14,503,370
HAWAII 0.9%
Hawaii
Airport System Refunding RB Series 2022B	5.00%	07/01/23	5,000,000	5,247,849
Harbor System RB Series 2020A	4.00%	07/01/34 (a)	750,000	847,470
Harbor System RB Series 2020A	4.00%	07/01/35 (a)	500,000	564,384
				6,659,703
IDAHO 0.5%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (b)	450,000	520,522
GO Bonds Series 2019A	5.00%	09/15/27 (b)	400,000	474,330
GO Bonds Series 2019A	5.00%	09/15/28 (b)	425,000	515,320
GO Bonds Series 2019A	5.00%	09/15/29 (a)(b)	400,000	489,194
Idaho Health Facilities Auth
RB Series 2021A	4.00%	03/01/46 (a)	750,000	838,337
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (b)	695,000	705,661
				3,543,364
ILLINOIS 6.9%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,867,065
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	2,150,266
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,703,924
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	443,131
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,909,136
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,135,000	1,237,882
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (a)	400,000	448,625
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,121,648
16
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,145,554
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,169,457
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,007,607
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,834,652
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,142,033
GO Bonds Series 2020	5.38%	05/01/23	500,000	524,272
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,086,507
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,674,992
GO Bonds Series 2021A	5.00%	03/01/46 (a)	750,000	867,646
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,695,356
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,714,847
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	592,052
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (a)	150,000	176,294
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (a)(e)	1,150,000	1,236,018
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	1,025,337
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,089,894
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,507,486
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	792,683
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	456,461
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2019A	5.00%	01/01/44 (a)	2,500,000	2,989,072
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	2,000,000	2,422,818
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/30	1,000,000	1,236,820
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,480,250
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29 (b)	400,000	476,396
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30 (b)	450,000	544,479
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)(b)	500,000	602,841
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)(b)	1,050,000	1,171,112
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)(b)	600,000	666,517
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (b)	250,000	284,398
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (b)	325,000	377,097
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (b)	325,000	383,746
Auxiliary Facilities System RB Series 2021	5.00%	10/01/29 (b)	300,000	360,323
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (b)	325,000	396,314
				50,013,008
INDIANA 0.5%
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2017B-3	0.09%	07/01/47 (a)(b)(c)	3,500,000	3,500,000
IOWA 0.8%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(e)	5,000,000	5,629,057
17
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
KANSAS 1.0%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	288,293
GO Bonds Series 2017	5.00%	09/01/27	450,000	531,845
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	415,159
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	441,254
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	483,860
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	487,786
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	150,000	163,469
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	250,000	287,940
GO Bonds Series 2018A	5.00%	09/01/27	800,000	943,190
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	3,035,894
				7,078,690
KENTUCKY 0.6%
Kentucky
COP 2015	4.00%	06/15/24	400,000	422,744
COP 2015	5.00%	06/15/25	400,000	444,289
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (a)(e)	1,450,000	1,545,996
Gas Supply RB Series 2022A1	4.00%	08/01/52 (a)(e)(f)	2,000,000	2,235,176
				4,648,205
LOUISIANA 0.7%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	581,185
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (a)	2,000,000	2,056,351
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	252,712
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (a)	1,600,000	1,807,421
				4,697,669
MAINE 1.0%
Maine Health & Educational Facilities Auth
Educational Facilities RB Series 2021A	5.00%	07/01/32 (a)	550,000	693,515
Educational Facilities RB Series 2021A	4.00%	07/01/36 (a)	500,000	578,424
Educational Facilities RB Series 2021A	4.00%	07/01/46 (a)	750,000	845,679
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	991,037
RB (MaineHealth) Series 2020A	4.00%	07/01/36 (a)	400,000	453,004
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (a)	1,000,000	1,130,010
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/28	500,000	583,227
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	560,000	670,412
18
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	831,083
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	740,753
				7,517,144
MARYLAND 2.1%
Maryland
GO Bonds First Series 2017A	5.00%	03/15/26	5,080,000	5,814,152
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	662,835
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,051,889
Maryland Stadium Authority Built to Learn RB
RB Series 2022A	5.00%	06/01/29 (f)	875,000	1,053,714
RB Series 2022A	5.00%	06/01/30 (f)	1,000,000	1,225,280
RB Series 2022A	5.00%	06/01/31 (f)	1,250,000	1,557,047
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	340,562
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	602,524
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	742,006
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,644,278
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	601,974
				15,296,261
MASSACHUSETTS 2.0%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	610,958
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (a)	1,120,000	1,350,168
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (a)	500,000	601,782
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	3,191,791
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	240,000	278,976
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	1,058,319
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,265,611
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (a)	1,065,000	1,258,783
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,295,662
RB (Wellforce) Series 2020C	4.00%	10/01/45 (a)	750,000	839,231
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	820,000	847,603
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,330,000	1,419,744
				14,018,628
MICHIGAN 1.0%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	661,750
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,335,882
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,749,692
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,170,007
Michigan Finance Auth
Tobacco Settlement Asset-Backed Bonds Series 2020B1 Class 2	1.25%	06/01/30	225,000	225,001
19
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	890,000	919,421
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	600,099
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	681,931
				7,343,783
MINNESOTA 0.6%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	346,922
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/27	250,000	279,302
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	372,778
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (a)	265,000	297,216
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/30 (a)	250,000	278,963
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/34 (a)	300,000	331,187
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (a)	220,000	239,675
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/24 (b)	400,000	427,493
Refunding COP Series 2019C	5.00%	02/01/25 (b)	375,000	412,465
Refunding COP Series 2019C	5.00%	02/01/26 (b)	400,000	452,139
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (a)	400,000	482,843
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (a)	250,000	301,881
				4,222,864
MISSISSIPPI 0.3%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,124,861
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	681,850
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)(h)	345,000	360,025
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	220,000	228,235
				2,394,971
MISSOURI 2.6%
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(b)(i)	5,000,000	6,285,551
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(b)	2,440,000	3,135,109
Missouri Development Finance Board
Facilities Refunding RB Series 2021A	5.00%	11/01/27	300,000	353,225
Facilities Refunding RB Series 2021A	5.00%	11/01/28	770,000	922,701
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,163,504
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,218,818
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (a)	2,490,000	3,009,790
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	825,000	865,905
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	1,625,000	1,729,265
				18,683,868
20
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MONTANA 1.0%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,175,000	1,233,381
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C (SIFMA Municipal Swap Index + 0.55%)	0.75%	08/15/37 (a)(d)	3,000,000	3,002,240
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A (SIFMA Municipal Swap Index + 0.45%)	0.65%	11/15/35 (a)(d)	2,950,000	2,956,258
				7,191,879
NEBRASKA 1.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	3,365,000	3,593,753
Municipal Energy Agency of Nebraska
Power System Refunding RB Series 2022A	5.00%	04/01/29	1,000,000	1,212,982
Power System Refunding RB Series 2022A	5.00%	04/01/30	1,225,000	1,514,942
Power System Refunding RB Series 2022A	5.00%	04/01/31	1,600,000	2,013,889
Power System Refunding RB Series 2022A	5.00%	04/01/32	1,990,000	2,541,597
Nebraska Investment Finance Auth
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	15,000	15,000
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)(h)	250,000	252,476
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)(h)	275,000	277,724
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)(h)	500,000	504,953
				11,927,316
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	667,477
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	703,935
				1,371,412
NEW JERSEY 4.4%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	213,755
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	329,812
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	289,151
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	641,305
New Jersey
GO Bonds Series 2020A	4.00%	06/01/30 (i)	10,650,000	12,240,983
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014 UU	5.00%	06/15/29 (a)(h)	1,045,000	1,134,835
School Facilities Construction Bonds Series 2018 EEE	5.00%	06/15/43 (a)	2,000,000	2,277,153
School Facilities Construction Refunding Bonds Series 2019LLL	5.00%	06/15/34 (a)	750,000	879,978
School Facilities Construction Refunding Bonds Series 2019MMM	5.00%	06/15/33 (a)	500,000	587,268
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2020E	3.50%	04/01/51 (a)	2,710,000	2,858,538
21
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey Transportation Trust Fund Auth
Transportation Program Notes Series 2014 BB-1	5.00%	06/15/33 (a)	4,500,000	5,202,126
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,451,327
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	2,900,000	3,295,542
				31,401,773
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,315,000	1,390,205
NEW YORK 15.2%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25 (h)	250,000	279,542
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2021A	5.00%	07/01/26	800,000	911,962
RB (Hofstra Univ) Series 2021A	5.00%	07/01/27	750,000	874,624
RB (Hofstra Univ) Series 2021A	5.00%	07/01/28	840,000	998,938
RB (Hofstra Univ) Series 2021A	4.00%	07/01/36 (a)	340,000	387,769
RB (Hofstra Univ) Series 2021A	4.00%	07/01/37 (a)	550,000	626,738
RB (Hofstra Univ) Series 2021A	4.00%	07/01/38 (a)	515,000	585,645
RB (Hofstra Univ) Series 2021A	4.00%	07/01/39 (a)	575,000	652,558
Long Island Power Auth
Electric System RB Series 2021A	5.00%	09/01/34 (a)	1,860,000	2,345,850
Electric System RB Series 2021B	1.50%	09/01/51 (a)(e)	2,915,000	2,893,877
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)(e)	2,845,000	3,409,138
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	541,178
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	270,049
New York City
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,483,649
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,105,000	1,124,914
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23 (h)	315,000	327,745
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	805,000	837,816
GO Bonds Fiscal 2015 Series F5	0.10%	06/01/44 (a)(b)(c)	2,000,000	2,000,000
GO Bonds Fiscal 2021 Series A-1	5.00%	08/01/32 (a)	1,500,000	1,853,214
GO Bonds Fiscal Series 2018A	5.00%	08/01/28 (a)	3,165,000	3,731,646
GO Bonds Fiscal Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,402,837
GO Bonds Fiscal Series 2019E	5.00%	08/01/32 (a)	1,000,000	1,204,151
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2	0.09%	06/15/38 (a)(b)(c)(i)	2,900,000	2,900,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series EE-1	0.11%	06/15/45 (a)(b)(c)	800,000	800,000
Water & Sewer System RB Fiscal 2021 Series DD	5.00%	06/15/26	3,250,000	3,728,276
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,389,682
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,731,168
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,342,278
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,470,675
22
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,211,179
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,098,733
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,196,717
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	5.00%	12/01/32 (a)	2,000,000	2,499,937
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/34 (a)	1,000,000	1,137,826
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/35 (a)	1,000,000	1,128,228
Refunding RB (Whitney Museum of American Art) Series 2021	5.00%	07/01/31	2,500,000	3,178,194
New York Health & Hospital Corp
Health System RB Series 2020A	5.00%	02/15/30	2,500,000	3,094,891
New York Liberty Development Corp
Liberty Refunding RB Series 1WTC-2021	3.00%	02/15/42 (a)	1,500,000	1,486,677
RB (Goldman Sachs Headquarters) Series 2005	0.40%	10/01/35 (a)(b)(j)(k)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Catholic Health System) Series 2019A	5.00%	07/01/34 (a)	150,000	169,941
RB (Catholic Health System) Series 2019A	4.00%	07/01/38 (a)	925,000	975,235
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,974,706
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (a)	1,000,000	1,121,786
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (a)	3,850,000	4,662,573
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,343,721
State Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	3,973,721
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)	5,000,000	5,916,452
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,146,181
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	585,741
Special Facility RB (JFK Airport) Series 2020C	5.00%	12/01/33 (a)	2,500,000	2,951,723
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/35 (a)	2,835,000	3,437,900
Consolidated Bonds 221st Series	4.00%	07/15/36 (a)	2,000,000	2,212,933
Consolidated Bonds 221st Series	4.00%	07/15/45 (a)	3,000,000	3,266,003
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(h)	5,330,000	5,849,193
				109,476,110
NORTH CAROLINA 1.8%
Asheville
Special Obligation Bonds Series 2021	5.00%	04/01/27	700,000	821,161
Special Obligation Bonds Series 2021	5.00%	04/01/30	600,000	748,135
Special Obligation Bonds Series 2021	5.00%	04/01/31	375,000	476,305
Charlotte
Airport RB (Charlotte Douglas Intl) Series 2021B	5.00%	07/01/25	625,000	693,118
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	551,422
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,953,889
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,110,601
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,444,413
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,387,085
23
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/27	420,000	465,188
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	496,631
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (a)	1,000,000	1,158,418
North Carolina Turnpike Auth
RB (Triangle Expressway) Series 2019	5.00%	01/01/49 (a)	500,000	598,510
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/45 (a)(g)	1,700,000	843,860
				12,748,736
NORTH DAKOTA 0.5%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	431,645
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	510,778
Refunding Bonds Series 2019B	4.00%	05/01/27 (a)	225,000	246,960
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	506,559
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,665,768
				3,361,710
OHIO 2.5%
American Municipal Power Ohio
Refunding RB Series 2021A	5.00%	02/15/31	1,000,000	1,255,778
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	5,915,001
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	800,000	929,471
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,164,178
Water RB Series 2020FF	5.00%	01/01/26	1,180,000	1,336,537
Water RB Series 2020FF	5.00%	01/01/28	800,000	952,589
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	55,000	58,770
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	220,921
General Refunding RB Series 2021A	4.00%	12/01/35 (a)	300,000	329,507
General Refunding RB Series 2021A	3.00%	12/01/40 (a)	475,000	464,830
General Refunding RB Series 2021A	4.00%	12/01/45 (a)	225,000	241,586
Ohio
Common Schools GO Bonds Series 2021A	5.00%	06/15/25	500,000	559,289
Common Schools GO Bonds Series 2021A	5.00%	06/15/26	800,000	919,887
Common Schools GO Bonds Series 2021A	5.00%	06/15/27	650,000	766,993
Higher Education GO Bonds Series 2021A	5.00%	05/01/25	700,000	780,178
Higher Education GO Bonds Series 2021A	5.00%	05/01/27	595,000	700,039
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Univ of Dayton) Series 2020	5.00%	02/01/35 (a)	700,000	844,042
Higher Educational Facility RB (Univ of Dayton) Series 2020	4.00%	02/01/36 (a)	555,000	622,898
				18,062,494
24
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OKLAHOMA 1.4%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,219,591
Oklahoma City Zoological Trust
Sales Tax RB Series 2021	4.00%	06/01/29	1,340,000	1,549,823
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	29,000	30,677
Limited Obligation RB (Gilcrease Expressway West) Series 2020	1.63%	07/06/23 (a)	4,500,000	4,504,045
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,057,306
Educational Facilities Lease RB Series 2021A	4.00%	09/01/31	1,250,000	1,471,199
				9,832,641
OREGON 3.6%
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(b)	2,920,000	3,395,458
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,075,000	1,083,001
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	267,015
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	158,722
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(b)(g)	300,000	213,101
GO Bonds Series 2019	0.00%	06/15/35 (a)(b)(g)	265,000	180,676
GO Bonds Series 2019	0.00%	06/15/36 (a)(b)(g)	420,000	274,604
GO Bonds Series 2019	0.00%	06/15/37 (a)(b)(g)	500,000	313,461
Hermiston SD #8R
Refunding GO Bonds Series 2020A	0.00%	06/15/28 (b)(g)	1,700,000	1,511,489
Refunding GO Bonds Series 2020A	0.00%	06/15/35 (a)(b)(g)	1,400,000	996,427
Medford Hospital Facilities Auth
Hospital Facilities RB (Asante) Series 2020A	4.00%	08/15/39 (a)	1,000,000	1,116,944
Morrow & Gilliam County SD
GO Bonds Series 2021A	4.00%	06/15/27 (b)	205,000	230,281
GO Bonds Series 2021A	4.00%	06/15/29 (b)	150,000	173,689
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(e)	3,000,000	3,052,192
Port Morrow
GO Obligations Series 2016	5.00%	12/01/30 (a)(h)	330,000	346,370
GO Obligations Series 2016	5.00%	12/01/31 (a)(h)	375,000	393,602
GO Obligations Series 2016	5.00%	12/01/36 (a)(h)	1,155,000	1,212,295
Port of Portland
Airport Refunding RB Series 26C	5.00%	07/01/22	1,100,000	1,115,348
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,180,000	2,490,431
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,209,611
St. Helens SD #502
GO Bonds Series 2020B	0.00%	06/15/45 (a)(b)(l)	1,665,000	1,989,412
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(b)(l)	340,000	371,876
GO Bonds Series 2017	0.00%	06/15/30 (a)(b)(l)	300,000	327,981
25
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017	0.00%	06/15/31 (a)(b)(l)	300,000	327,218
GO Bonds Series 2017	0.00%	06/15/32 (a)(b)(l)	350,000	381,257
GO Bonds Series 2017	0.00%	06/15/33 (a)(b)(l)	520,000	566,049
GO Bonds Series 2017	0.00%	06/15/34 (a)(b)(l)	350,000	380,736
GO Bonds Series 2017	0.00%	06/15/35 (a)(b)(l)	410,000	445,678
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/40 (a)(b)(g)	640,000	367,825
				25,892,749
PENNSYLVANIA 1.6%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28 (b)(h)	510,000	582,336
GO Bonds Series 2017	4.00%	04/15/28	1,625,000	1,817,597
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	415,000	447,871
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	515,000	550,318
Lancaster Cnty Hospital Auth
RB Series 2021	5.00%	11/01/51 (a)	1,000,000	1,178,566
Montgomery Cnty Higher Education & Health Auth
RB Series 2022B	5.00%	05/01/32	700,000	879,227
RB Series 2022B	4.00%	05/01/35 (a)	600,000	685,490
Philadelphia
GO Refunding Bonds Series 2017	5.00%	08/01/24	1,000,000	1,085,053
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	831,715
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,146,017
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	586,395
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	358,755
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	298,712
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	353,826
GO Refunding Bonds Series 2019A	5.00%	08/01/31	300,000	379,012
				11,180,890
RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	285,000	288,890
SOUTH CAROLINA 1.7%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	824,215
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021A	4.00%	01/01/25	1,545,000	1,651,392
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)(e)	1,515,000	1,516,875
South Carolina Public Service Auth
Refunding RB Series 2022A	5.00%	12/01/29	500,000	609,343
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/37 (a)	1,750,000	1,949,592
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/39 (a)	4,000,000	4,439,081
26
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,080,049
				12,070,547
SOUTH DAKOTA 0.3%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	200,000	213,312
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	425,000	453,287
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	152,678
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (a)	1,000,000	1,121,375
				1,940,652
TENNESSEE 0.3%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	476,300
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	653,907
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,034,821
				2,165,028
TEXAS 13.0%
Alamo Heights ISD
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/25 (b)	1,265,000	1,397,492
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/26 (b)	530,000	602,111
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/27 (b)	425,000	495,831
ULT Refunding RB Series 2020A	5.00%	02/01/24 (b)	1,260,000	1,351,069
ULT Refunding RB Series 2020A	5.00%	02/01/28 (b)	325,000	387,903
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(b)	200,000	226,719
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (b)	310,000	345,164
ULT Refunding GO Bonds Series 2020	4.00%	08/15/27 (b)	325,000	366,776
ULT Refunding GO Series 2020	4.00%	08/15/25 (b)	150,000	163,351
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (b)	170,000	185,102
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,219,039
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)(h)	1,520,000	1,703,535
Sr Lien RB Series 2021B	5.00%	01/01/29	850,000	1,017,580
Sr Lien RB Series 2021B	5.00%	01/01/31	500,000	618,789
Clear Creek ISD
ULT GO Bonds Series 2013B	0.28%	02/15/38 (a)(b)(e)	4,000,000	3,860,584
Corpus Christi
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/27	300,000	354,194
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/28	565,000	681,852
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/29	1,000,000	1,230,596
Dallas
Refunding RB Series 2021	4.00%	08/15/32 (a)	1,000,000	1,093,031
Refunding RB Series 2021	4.00%	08/15/33 (a)	1,000,000	1,092,583
27
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,359,140
Jt Refunding RB Series 2020A	5.00%	11/01/29	2,500,000	3,052,234
Jt Refunding RB Series 2020A	4.00%	11/01/34 (a)	1,000,000	1,143,520
Refunding RB Series 2021B	4.00%	11/01/45 (a)	5,000,000	5,571,086
Denton ISD
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)(c)(h)	270,000	273,872
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)(e)	1,730,000	1,753,158
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (b)	775,000	908,282
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (b)	425,000	510,092
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (b)	575,000	705,418
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	933,370
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(b)	400,000	446,179
Fort Bend ISD
ULT GO Refunding Bonds Series 2020B	0.88%	08/01/50 (a)(b)(e)	2,385,000	2,352,044
Godley ISD
ULT GO Refunding Bonds Series 2021	5.00%	02/15/30 (b)	240,000	297,511
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health System) Series 2019B-3	5.00%	07/01/49 (a)(e)	5,140,000	5,913,881
Hospital RB (Texas Childrens Hospital) Series 2021C	0.06%	10/01/41 (a)(b)(c)	2,250,000	2,250,000
RB (Houston Methodist) Series 2020B	0.07%	12/01/59 (a)(c)	4,835,000	4,835,000
Houston Airport System
Airport System Sub Lien Refunding RB Series 2021A	4.00%	07/01/48 (a)	2,500,000	2,722,917
Lewisville ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (b)	2,500,000	2,643,228
North Fort Bend Water Auth
Water System Refunding RB Series 2021	5.00%	12/15/31	1,670,000	2,127,032
North Texas Tollway Auth
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/34 (a)	1,000,000	1,151,468
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/35 (a)	1,000,000	1,148,395
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/36 (a)	1,000,000	1,145,533
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/37 (a)	1,100,000	1,256,441
Northside ISD
ULT GO Series 2019	1.60%	08/01/49 (a)(b)(e)	2,960,000	2,981,474
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,770,248
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(e)	5,000,000	5,146,425
San Marcos Consolidated ISD
ULT GO Refunding Bonds Series 2021A	3.00%	08/01/27 (b)	5,185,000	5,590,661
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(b)	445,000	497,649
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (b)	620,000	740,387
Spring ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/22 (b)	750,000	764,752
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (b)	625,000	660,714
28
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ULT Refunding GO Bonds Series 2020	5.00%	08/15/24 (b)	1,000,000	1,090,613
ULT Refunding GO Bonds Series 2020	5.00%	08/15/25 (b)	1,000,000	1,122,625
ULT Refunding GO Bonds Series 2020	5.00%	08/15/26 (b)	1,000,000	1,152,747
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,560,000	1,680,074
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,105,000	1,190,515
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,000,000	1,219,779
Gas Supply Refunding RB Series 2021	5.00%	12/15/32	1,250,000	1,545,551
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	850,000	903,937
Texas Transportation Corp
Sr Lien Refunding RB (LBJ Infrastructure) Series 2020A	4.00%	12/31/30	500,000	567,768
Texas Water Dev Brd
State Revolving Fund RB Series 2020	5.00%	08/01/23	500,000	528,331
State Revolving Fund RB Series 2020	5.00%	08/01/24	750,000	816,971
				93,864,323
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	397,445
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	468,811
				866,256
VERMONT 0.8%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	665,000	692,489
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	3,260,000	3,417,562
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,637,000	1,744,600
				5,854,651
VIRGINIA 0.9%
Chesapeake Bay Bridge & Tunnel District
BAN 2019	5.00%	11/01/23	4,250,000	4,505,948
Lynchburg Economic Development Auth
Hospital Refunding RB (Central Health Obligated Group) Series 2021	4.00%	01/01/41 (a)	600,000	669,011
Refunding RB Bonds Series 2021	4.00%	01/01/38 (a)	1,100,000	1,237,521
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (h)	305,000	310,141
				6,722,621
WASHINGTON 1.9%
Energy Northwest
Electric Refunding RBs Series 2020A	5.00%	07/01/27	1,000,000	1,180,131
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22 (h)	30,000	30,910
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,725,000	1,779,323
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24 (h)	205,000	224,952
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	534,000
29
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(b)	1,000,000	1,196,774
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(b)	1,000,000	1,195,782
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(b)	1,250,000	1,493,636
Ocosta SD #172
ULT GO Bonds 2013	5.00%	12/01/23 (b)	340,000	362,503
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	585,266
Refunding RB 2019	5.00%	12/01/28	460,000	548,880
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	602,020
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	753,196
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(b)	2,830,000	3,377,992
				13,865,365
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,623,328
WISCONSIN 2.0%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/30 (g)	410,000	327,232
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/31 (a)(g)	590,000	455,187
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/32 (a)(g)	1,250,000	929,858
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/33 (a)(g)	2,000,000	1,433,805
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(g)	1,820,000	1,258,895
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(g)	2,900,000	1,929,902
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(g)	3,000,000	1,918,490
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4 (SIFMA Municipal Swap Index + 0.65%)	0.85%	08/15/54 (a)(d)	1,700,000	1,713,681
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(h)	1,000,000	1,173,808
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(h)	1,025,000	1,203,154
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,078,883
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,096,866
				14,519,761
WYOMING 0.4%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/28	440,000	495,147
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (a)	495,000	570,103
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/36 (a)	400,000	459,668
30
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/38 (a)	400,000	458,250
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	1,000,000	1,004,786
				2,987,954
Total Municipal Securities (Cost $711,549,123)				723,801,219
Total Investments in Securities (Cost $711,549,123)				723,801,219

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index
(d)	Variable rate security; rate shown is effective rate at period end.
(e)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Zero coupon bond.
(h)	Refunded bond.
(i)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(j)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.5% of net assets.
(k)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(l)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
RAN —	Revenue anticipation note
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$723,801,219	$—	$723,801,219
Total	$—	$723,801,219	$—	$723,801,219

[1]	As categorized in the Portfolio Holdings.
31
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $711,549,123)		$723,801,219
Cash		257,330
Receivables:
Interest		6,517,660
Fund shares sold		1,470,529
Prepaid expenses	+	26,750
Total assets		732,073,488
Liabilities
Payables:
Investments bought - delayed delivery		9,896,361
Fund shares redeemed		864,100
Distributions to shareholders		492,041
Shareholder service fees		137,755
Investment adviser fees		125,846
Independent trustees’ fees		349
Accrued expenses	+	83,531
Total liabilities		11,599,983
Net assets		$720,473,505
Net Assets by Source
Capital received from investors		$710,722,360
Total distributable earnings	+	9,751,145
Net assets		$720,473,505

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$720,473,505		61,895,802		$11.64

32
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$8,370,592
Expenses
Investment adviser and administrator fees		1,050,665
Shareholder service fees		945,046
Professional fees		23,151
Registration fees		21,027
Shareholder reports		12,756
Portfolio accounting fees		9,698
Independent trustees’ fees		7,492
Custodian fees		5,695
Transfer agent fees		655
Other expenses	+	5,296
Total expenses		2,081,481
Expense reduction by investment adviser and its affiliates	–	183,063
Net expenses	–	1,898,418
Net investment income		6,472,174
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(2,539,666)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(31,512,702)
Net realized and unrealized losses		(34,052,368)
Decrease in net assets resulting from operations		($27,580,194)
33
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$6,472,174	$13,655,028
Net realized gains (losses)		(2,539,666)	5,327,481
Net change in unrealized appreciation (depreciation)	+	(31,512,702)	4,317,351
Increase (decrease) in net assets resulting from operations		($27,580,194)	$23,299,860
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($9,445,506)	($17,872,764)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,872,489	$106,599,165	16,057,282	$195,525,698
Shares reinvested		451,714	5,414,435	848,917	10,335,421
Shares redeemed	+	(13,017,332)	(155,748,084)	(13,794,704)	(167,898,476)
Net transactions in fund shares		(3,693,129)	($43,734,484)	3,111,495	$37,962,643
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,588,931	$801,233,689	62,477,436	$757,843,950
Total increase (decrease)	+	(3,693,129)	(80,760,184)	3,111,495	43,389,739
End of period		61,895,802	$720,473,505	65,588,931	$801,233,689
34
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$12.24	$12.26	$12.23	$11.69	$11.96	$12.30
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.20	0.24	0.29	0.28	0.28
Net realized and unrealized gains (losses)	(0.49)	0.07	0.07	0.54	(0.27)	(0.25)
Total from investment operations	(0.39)	0.27	0.31	0.83	0.01	0.03
Less distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.24)	(0.29)	(0.28)	(0.28)
Distributions from net realized gains	(0.06)	(0.09)	(0.04)	—	—	(0.09)
Total distributions	(0.16)	(0.29)	(0.28)	(0.29)	(0.28)	(0.37)
Net asset value at end of period	$11.69	$12.24	$12.26	$12.23	$11.69	$11.96
Total return	(3.25%) [2]	2.25%	2.54%	7.19%	0.14%	0.36%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [3]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.57% [3]	0.58%	0.58%	0.60%	0.60%	0.59%
Net investment income (loss)	1.63% [3]	1.64%	1.97%	2.42%	2.42%	2.38%
Portfolio turnover rate	28% [2]	43%	78%	75%	59%	64%
Net assets, end of period (x 1,000,000)	$461	$504	$488	$488	$395	$427

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
35
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.5% OF NET ASSETS
CALIFORNIA 98.7%
Alameda City USD
GO Bonds Series C	4.00%	08/01/28 (a)	400,000	454,032
GO Bonds Series C	4.00%	08/01/30 (a)	400,000	449,365
GO Bonds Series C	4.00%	08/01/32 (a)	250,000	278,791
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (a)	2,060,000	2,177,392
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	352,557
Refunding RB Series 2015	5.00%	09/02/23	575,000	608,529
Refunding RB Series 2015	5.00%	09/02/25	690,000	775,411
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	720,110
Bay Area Toll Auth
Toll Bridge RB Series 2006C1 (SIFMA Municipal Swap Index + 0.90%)	1.10%	04/01/45 (a)(b)	5,000,000	5,019,234
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(c)	3,000,000	3,041,147
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(c)	3,000,000	3,102,190
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (d)	555,000	517,683
GO Bonds Series 2017	0.00%	08/01/34 (a)(d)	7,705,000	5,169,820
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	1,922,922
GO Bonds	5.00%	09/01/42 (a)	1,500,000	1,528,074
GO Bonds Series 2005B5	0.06%	05/01/40 (a)(e)(f)	3,200,000	3,200,000
GO Bonds Series CQ	4.00%	12/01/47 (a)	2,910,000	3,052,619
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,223,434
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,486,377
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,296,642
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,215,408
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	1.10%	06/01/30	10,000	9,871
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	4.00%	06/01/49 (a)	325,000	348,536
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/36 (a)	1,510,000	1,660,839
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	339,958
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	372,174
Tobacco Settlement (Los Angeles Cnty Securitization) Series 2020B-1	1.75%	06/01/30	40,000	40,035
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,530,000	1,658,453
36
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	224,691
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	191,944
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	252,363
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/27	250,000	286,068
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/28	150,000	174,700
Tobacco Settlement Sub RB (Sonoma Cnty Securitization Corp) Series 2020B1	1.38%	06/01/30	20,000	20,014
California Community Choice Finance Auth
Clean Energy RB Series 2021A	4.00%	10/01/52 (a)(c)	6,000,000	6,599,794
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,465,055
RB (Art Center College of Design) Series 2018A	5.00%	12/01/44 (a)	900,000	1,039,133
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (e)	175,000	184,009
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(c)	2,685,000	2,746,851
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	587,007
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (a)	500,000	622,297
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (a)	965,000	1,198,767
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/36 (a)	2,500,000	2,787,801
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	768,710
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,166,997
RB (Providence St Joseph Health) Series 2019C	5.00%	10/01/39 (a)(c)	2,650,000	2,970,028
RB (Providence St Joseph Health)) Series 2019C	5.00%	10/01/39 (a)(g)	2,350,000	2,634,671
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (e)	275,000	282,723
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(e)	200,000	218,390
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(e)	800,000	873,814
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (a)(c)	1,200,000	1,230,456
California Infrastructure & Economic Development Bank
Lease RB (California State Retirement System) Series 2019	5.00%	08/01/49 (a)	900,000	1,067,975
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,741,580
RB Series 2021B	4.00%	11/01/35 (a)	345,000	390,537
RB Series 2021B	4.00%	11/01/36 (a)	360,000	406,026
RB Series 2021B	4.00%	11/01/37 (a)	550,000	619,043
RB Series 2021B	4.00%	11/01/38 (a)	600,000	674,984
RB Series 2021B	4.00%	11/01/39 (a)	630,000	706,118
RB Series 2021B	4.00%	11/01/40 (a)	650,000	727,190
RB Series 2021B	4.00%	11/01/41 (a)	410,000	457,938
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (a)(g)	4,130,000	4,286,621
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	2,375,000	2,631,594
Refunding RB (Los Angeles Cnty Museum) Series 2021A	1.20%	12/01/50 (a)	3,000,000	2,894,850
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/36 (a)	430,000	492,985
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	544,414
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,235,178
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,224,255
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	281,579
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	371,792
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	394,120
California Municipal Finance Auth
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (e)	360,000	411,106
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (e)	350,000	409,872
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(e)	1,040,000	1,224,579
37
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/28	1,455,000	1,624,135
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/29	1,515,000	1,705,683
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/30	790,000	895,597
RB (Community Health System) Series 2021A	5.00%	02/01/34 (a)	825,000	1,037,124
RB (Community Health System) Series 2021A	5.00%	02/01/35 (a)	750,000	940,885
RB (Community Health System) Series 2021A	4.00%	02/01/51 (a)	1,000,000	1,103,089
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(e)	1,240,000	1,422,093
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	739,872
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,283,350
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,169,644
RB Series 2021	4.00%	10/01/49 (a)	2,800,000	3,050,553
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	155,000	172,743
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	701,366
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,338,237
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	645,000	701,632
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	812,193
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	540,083
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(e)	250,000	293,112
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(e)	575,000	673,135
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(e)	250,000	292,759
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(e)	250,000	292,706
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/31	175,000	196,846
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/32 (a)	245,000	274,025
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/33 (a)	255,000	284,439
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/34 (a)	260,000	289,197
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/35 (a)	270,000	299,262
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/36 (a)	215,000	237,816
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/41 (a)	575,000	629,369
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	485,058
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	673,731
RB (Sharp Healthcare) Series 2017C	0.06%	08/01/52 (a)(e)(f)	5,700,000	5,700,000
California Public Works Board
Lease RB Series 2012A	5.00%	04/01/23 (a)	1,850,000	1,856,765
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,092,778
Lease Refunding RB Series 2022A	5.00%	08/01/31 (h)	2,000,000	2,528,525
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	302,916
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	206,744
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	177,091
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	667,651
California Statewide Communities Development Auth
Health Facility RB Series 2021A	4.00%	06/01/46 (a)	1,000,000	1,130,971
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	926,304
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,990,003
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,581,894
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(e)	750,000	916,810
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(e)	735,000	896,505
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	2,765,000	3,234,686
38
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (a)(c)	1,715,000	1,942,501
RB (Emanate Health) Series 2020A	4.00%	04/01/36 (a)	2,025,000	2,299,476
RB (Emanate Health) Series 2020A	4.00%	04/01/45 (a)	1,750,000	1,949,946
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,920,197
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	910,452
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	794,338
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(e)	300,000	359,180
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(e)	235,000	280,756
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(e)	900,000	1,073,332
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(e)	275,000	305,423
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(e)	425,000	471,648
RB Series 2021A	4.00%	06/01/29	1,000,000	1,153,635
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	563,390
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,403,627
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (a)	440,000	443,200
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22 (g)	400,000	405,770
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,306,359
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,787,832
Carpinteria Valley Water District
Refunding RB Series 2020A	5.00%	07/01/29	125,000	153,511
Refunding RB Series 2020A	5.00%	07/01/30	150,000	187,524
Refunding RB Series 2020A	5.00%	07/01/31 (a)	145,000	180,685
Refunding RB Series 2020A	5.00%	07/01/33 (a)	200,000	248,528
Refunding RB Series 2020A	5.00%	07/01/34 (a)	250,000	310,139
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	684,988
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/26	575,000	625,549
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/28	250,000	278,242
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/29	250,000	281,085
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/30	570,000	644,536
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/31 (a)	375,000	425,745
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/32 (a)	525,000	596,290
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/33 (a)	250,000	284,075
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/34 (a)	1,000,000	1,136,783
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (a)(g)	1,300,000	1,389,201
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (a)	500,000	573,883
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (a)	500,000	573,369
Ceres Water
Water System RB Series 2020	0.50%	06/01/50 (a)	1,375,000	1,374,243
Chaffey Joint UHSD
GO Bonds Series D	0.00%	08/01/34 (a)(d)	450,000	317,441
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/22	625,000	644,873
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	832,748
Sewer Refunding RB Series 2020	5.00%	12/01/24	770,000	846,695
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	452,027
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	371,573
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	505,643
39
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sewer Refunding RB Series 2020	5.00%	12/01/28	450,000	547,430
Sewer Refunding RB Series 2020	5.00%	12/01/29	450,000	555,328
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,191,037
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	289,944
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	577,438
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	866,156
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	655,000	733,217
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	776,646
Cucamonga Valley Water District Financing Auth
Water Refunding RB Series 2021B	5.00%	09/01/26	415,000	480,724
Water Refunding RB Series 2021B	5.00%	09/01/27	140,000	166,194
Water Refunding RB Series 2021B	5.00%	09/01/28	150,000	182,039
Water Refunding RB Series 2021B	5.00%	09/01/31	200,000	257,459
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (a)(g)	415,000	438,394
GO Bonds Series 2018	5.00%	08/01/38 (a)(g)	500,000	528,185
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	410,674
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	526,486
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	558,605
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	574,092
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	539,035
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	254,706
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	279,159
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	297,892
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	529,271
East Side UHSD
Refunding GO Bonds Series 2020	5.00%	08/01/22	1,230,000	1,252,426
Refunding GO Bonds Series 2020	5.00%	08/01/24	1,000,000	1,089,544
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,385,761
Refunding GO Bonds Series 2020	5.00%	08/01/27	1,150,000	1,361,142
El Camino Hospital District
GO Bonds Series 2006	0.00%	08/01/29 (d)	1,250,000	1,069,490
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	459,376
Special Tax RB Series 2015	5.00%	09/01/23	775,000	815,848
Foothill Eastern Transportation Corridor Agency
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	2,000,000	2,200,311
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (a)(d)(g)	1,000,000	340,460
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	962,115
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,634,387
40
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(d)(g)	1,120,000	787,758
GO Bonds Series 2016A	0.00%	08/01/34 (a)(d)(g)	1,900,000	1,273,454
Gilroy Wastewater System
Wastewater RB Series 2021A	3.00%	08/01/46 (a)	3,720,000	3,780,807
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,842,187
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	961,026
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	849,060
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	825,172
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	3,131,131
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	441,513
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	202,593
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	208,379
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,271,506
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,287,821
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,116,267
Healdsburg Redevelopment Agency
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	703,550
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)	1,430,000	1,694,717
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	842,091
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	887,506
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,304,584
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,136,934
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,399,105
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	570,394
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (a)(g)	685,000	734,901
GO Bonds Series B	5.00%	08/01/31 (a)	150,000	171,489
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	228,377
GO Bonds Series B	5.00%	08/01/33 (a)	125,000	142,621
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	227,828
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	818,865
Kern CCD
GO BANs 2020	0.00%	08/01/23 (d)	4,200,000	4,122,371
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,209,615
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,704,029
41
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,070,990
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	606,941
GO Refunding Bonds Series 2019	4.00%	08/01/28	630,000	717,383
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	698,130
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,503,864
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	938,921
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/30 (a)	430,000	472,203
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	356,461
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	367,130
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,034,129
Long Beach Cnty Redevelopment Agency
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/29	285,000	328,871
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,497,407
Refunding RB Series 2020B	5.00%	05/15/24 (i)	6,260,000	6,762,288
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2019 E1	5.00%	12/01/30 (a)	600,000	745,069
Lease RB Series 2021F	5.00%	12/01/25	435,000	493,968
Lease RB Series 2021F	5.00%	12/01/26	250,000	291,917
Lease RB Series 2021F	5.00%	12/01/27	250,000	298,805
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,516,975
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,350,010
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	735,000	750,426
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	1,034,955
Los Angeles Dept of Airports
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	1,956,235
Sr Refunding RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	3,880,302
Sub RB Series 2018D	5.00%	05/15/31 (a)	1,510,000	1,793,414
Sub RB Series 2019F	5.00%	05/15/28	1,310,000	1,538,780
Sub Refunding RB Series 2021A	5.00%	05/15/27	1,230,000	1,418,454
Sub Refunding RB Series 2021A	5.00%	05/15/28	1,250,000	1,468,301
Los Angeles Dept of Water & Power
Power System RB Series 2001B3	0.03%	07/01/34 (a)(e)(f)	1,500,000	1,500,000
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,324,406
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,581,160
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	953,368
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(g)	1,050,000	1,133,582
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	731,500
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	839,579
42
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lynwood USD
GO Bonds Series E	0.00%	08/01/43 (a)(d)	3,890,000	2,055,306
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,479,371
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	832,693
Moreno Valley USD
GO Bonds Series C	3.00%	08/01/46 (a)	1,685,000	1,712,543
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.75%	08/01/40 (a)	700,000	702,471
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24 (e)	3,000,000	3,237,001
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	106,227
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	162,326
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	164,959
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	200,000	222,853
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (a)	200,000	225,121
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (a)	140,000	156,728
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	317,472
Special Tax Refunding Bonds Series 2020	4.00%	09/01/32 (a)	150,000	166,842
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	691,527
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	509,137
GO Bonds Series 2015A	5.00%	08/01/23	700,000	739,765
GO Bonds Series 2015A	5.00%	08/01/24	600,000	652,228
GO Bonds Series 2019A	5.00%	08/01/29 (a)	1,500,000	1,765,140
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	587,245
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,335,419
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (a)	250,000	298,680
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	595,420
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	784,064
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	415,255
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	859,506
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	654,809
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	252,505
Ontario Int’l Airport
RB Series 2021B	5.00%	05/15/31	515,000	626,354
RB Series 2021B	5.00%	05/15/33 (a)	545,000	660,234
RB Series 2021B	5.00%	05/15/34 (a)	500,000	605,099
RB Series 2021B	4.00%	05/15/35 (a)	500,000	557,331
Orange County Transportation Auth
BAN 2021	5.00%	10/15/24	1,500,000	1,643,910
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,480,197
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,461,343
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	910,374
43
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	524,675
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,894,252
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(g)	1,365,000	1,532,126
GO Bonds Series D	5.00%	08/01/32 (a)(g)	1,490,000	1,672,431
GO Bonds Series D	5.00%	08/01/33 (a)(g)	1,685,000	1,891,306
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,216,609
Palm Springs USD
GO Refunding Bonds Series 2016	5.00%	08/01/26	5,400,000	6,223,403
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,935,891
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,399,378
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	664,297
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	410,866
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	920,292
Piner-Olivet Union Elementary SD
GO Bonds Series 2021	0.00%	08/01/42 (a)(d)	500,000	271,176
GO Bonds Series 2021	0.00%	08/01/44 (a)(d)	500,000	251,155
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	770,000	897,295
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,407,370
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (g)	165,000	174,684
Port of Oakland
Refunding RB Series 2017D	5.00%	11/01/27	4,895,000	5,763,461
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	606,996
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/22	200,000	203,056
Refunding RB Series 2021A	4.00%	09/01/24	300,000	317,845
Refunding RB Series 2021A	4.00%	09/01/25	535,000	582,014
Refunding RB Series 2021A	4.00%	09/01/26	400,000	443,002
Refunding RB Series 2021A	4.00%	09/01/27	1,150,000	1,292,302
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	4.00%	05/01/22	1,250,000	1,257,168
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,047,196
Refunding RB Series 2019B	5.00%	05/01/24	650,000	698,122
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25 (g)	180,000	202,807
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,150,018
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (a)(g)	710,000	747,506
44
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/23	810,000	837,205
Refunding RB Series 2020A	5.00%	01/01/24	500,000	533,580
Refunding RB Series 2020A	5.00%	01/01/25	545,000	598,371
Refunding RB Series 2020A	5.00%	01/01/26	825,000	929,182
Refunding RB Series 2020A	5.00%	01/01/27	865,000	997,394
Refunding RB Series 2020A	5.00%	01/01/28	810,000	954,603
Refunding RB Series 2020A	5.00%	01/01/29	855,000	1,027,813
Refunding RB Series 2020A	5.00%	01/01/30	890,000	1,089,825
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	212,404
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,055,854
Sacramento Cnty
Airport System Sr Refunding RB Series 2018C	5.00%	07/01/39 (a)	1,000,000	1,150,612
Airport System Sr Refunding RB Series 2020	5.00%	07/01/34 (a)	1,550,000	1,898,741
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,549,472
Refunding COP Series 2020	5.00%	10/01/25	1,490,000	1,669,940
Sacramento Regional Transit District
Refunding RB Series 2021A	4.00%	03/01/35 (a)	825,000	953,001
Refunding RB Series 2021A	4.00%	03/01/36 (a)	625,000	717,412
Refunding RB Series 2021A	4.00%	03/01/37 (a)	750,000	858,503
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,746,747
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019B	1.80%	11/15/27 (a)	2,500,000	2,524,364
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	779,917
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	602,517
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	394,347
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,128,998
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,557,539
Sub Airport RB Series 2021B	5.00%	07/01/29	955,000	1,134,402
Sub Airport RB Series 2021B	4.00%	07/01/36 (a)	2,250,000	2,504,170
Sub Refunding & RB Series 2019A	4.00%	07/01/37 (a)	1,000,000	1,112,808
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	306,463
Refunding RB Series 2013A	5.00%	09/01/23	550,000	580,336
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	258,227
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,349,418
RB 2nd Series 2022A	5.00%	05/01/30	2,500,000	3,012,262
Refunding RB Series 2012A	5.00%	05/01/26 (a)	290,000	292,149
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2019 F1	5.00%	08/01/28	1,995,000	2,426,226
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,187,112
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	279,745
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	163,183
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	179,570
45
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	332,282
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	468,707
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,205,000	1,403,702
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	1,080,131
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	351,228
San Joaquin Hills Transn Corridor Agy Toll
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/34 (a)	1,500,000	1,712,427
San Lorenzo USD
GO Refunding Bonds Series 2021B	4.00%	08/01/47 (a)	1,150,000	1,282,795
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/39 (a)	1,045,000	1,290,994
GO Refunding Bonds Series 2018	5.00%	09/01/40 (a)	1,150,000	1,418,632
San Mateo Foster City PFA
Wastewater RB Series 2019	5.00%	08/01/29	1,310,000	1,621,771
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/33 (a)	190,000	228,116
RB Series 2020A	5.00%	05/01/36 (a)	500,000	598,944
RB Series 2020A	5.00%	05/01/37 (a)	250,000	299,253
Sanger Public Financing Auth
Lease RB Series 2020A	4.00%	02/01/40 (a)	1,250,000	1,384,617
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	182,541
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	190,802
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	179,816
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	348,494
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	676,960
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (a)	250,000	285,128
GO Bonds Series 2018C	5.00%	08/01/35 (a)	300,000	341,879
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	986,410
RB Series 2019	4.00%	07/01/25	1,270,000	1,365,269
Refunding RB Series 2020	4.00%	07/01/26	300,000	328,047
Refunding RB Series 2020	5.00%	07/01/27	630,000	731,547
Refunding RB Series 2020	5.00%	07/01/30	645,000	791,772
South Bay USD
GO BAN Series 2019	0.00%	08/01/22 (d)	2,000,000	1,992,317
South Placer Wastewater Auth
Wastewater Refunding RB Series 2020	5.00%	11/01/34	1,000,000	1,323,155
Southern California Metropolitan Water District
Water RB Series 2017A	0.07%	07/01/47 (a)(e)(f)	1,920,000	1,920,000
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)	390,000	438,940
Southern California Public Power Auth
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/25	800,000	894,929
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/26	750,000	863,105
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/27	950,000	1,121,659
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,198,660
46
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	2.00%	06/01/22	455,000	456,514
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	603,562
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	701,798
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	777,150
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	662,568
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	1,086,507
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	0.45%	06/01/30	50,000	47,921
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	4.00%	06/01/49 (a)	250,000	267,034
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	644,513
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	687,068
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	728,732
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	775,840
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (a)	3,000,000	3,027,107
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,275,635
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	532,793
Vernon
Electric System RB Series 2021A	5.00%	10/01/27	2,000,000	2,324,044
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	356,907
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	514,880
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	681,607
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	726,553
				454,660,911
PUERTO RICO 0.8%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	819,660
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	663,446
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	1,009,159
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	941,501
				3,433,766
Total Municipal Securities (Cost $452,485,456)				458,094,677
Total Investments in Securities (Cost $452,485,456)				458,094,677

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Variable rate security; rate shown is effective rate at period end.
(c)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(d)	Zero coupon bond.
(e)	Credit-enhanced or liquidity-enhanced.
47
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

(f)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index
(g)	Refunded bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
PFA —	Public Financing Authority
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$458,094,677	$—	$458,094,677
Total	$—	$458,094,677	$—	$458,094,677

[1]	As categorized in the Portfolio Holdings.
48
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $452,485,456)		$458,094,677
Cash		194,164
Receivables:
Interest		4,542,608
Investments sold		3,355,897
Fund shares sold		18,628
Prepaid expenses	+	14,635
Total assets		466,220,609
Liabilities
Payables:
Fund shares redeemed		2,660,039
Investments bought - delayed delivery		2,520,141
Distributions to shareholders		265,324
Shareholder service fees		83,850
Investment adviser fees		80,148
Independent trustees’ fees		293
Accrued expenses	+	67,701
Total liabilities		5,677,496
Net assets		$460,543,113
Net Assets by Source
Capital received from investors		$455,942,028
Total distributable earnings	+	4,601,085
Net assets		$460,543,113

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$460,543,113		39,403,638		$11.69

49
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$5,149,211
Expenses
Investment adviser and administrator fees		729,802
Shareholder service fees		581,380
Professional fees		23,183
Registration fees		13,232
Portfolio accounting fees		12,291
Independent trustees’ fees		6,913
Shareholder reports		5,901
Custodian fees		3,611
Transfer agent fees		491
Other expenses	+	3,703
Total expenses		1,380,507
Expense reduction by investment adviser and its affiliates	–	188,487
Net expenses	–	1,192,020
Net investment income		3,957,191
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(961,475)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(19,228,636)
Net realized and unrealized losses		(20,190,111)
Decrease in net assets resulting from operations		($16,232,920)
50
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$3,957,191	$8,186,781
Net realized gains (losses)		(961,475)	3,172,000
Net change in unrealized appreciation (depreciation)	+	(19,228,636)	(183,038)
Increase (decrease) in net assets resulting from operations		($16,232,920)	$11,175,743
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,321,694)	($11,896,900)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,871,563	$46,431,690	8,761,515	$107,272,240
Shares reinvested		347,409	4,180,029	628,988	7,693,244
Shares redeemed	+	(6,018,996)	(72,004,656)	(8,029,362)	(98,211,493)
Net transactions in fund shares		(1,800,024)	($21,392,937)	1,361,141	$16,753,991
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,203,662	$504,490,664	39,842,521	$488,457,830
Total increase (decrease)	+	(1,800,024)	(43,947,551)	1,361,141	16,032,834
End of period		39,403,638	$460,543,113	41,203,662	$504,490,664
51
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21[1]	3/1/20– 8/31/20[2]	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17
Per-Share Data
Net asset value at beginning of period	$10.64	$10.42	$11.25	$10.61	$10.63	$10.44	$10.76
Income (loss) from investment operations:
Net investment income (loss)[3]	0.13	0.32	0.20	0.38	0.40	0.36	0.40
Net realized and unrealized gains (losses)	(0.36)	0.23	(0.83)	0.73	0.01	0.20	(0.22)
Total from investment operations	(0.23)	0.55	(0.63)	1.11	0.41	0.56	0.18
Less distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.20)	(0.38)	(0.41)	(0.35)	(0.40)
Distributions from net realized gains	—	(0.07)	—	(0.09)	(0.02)	(0.02)	(0.10)
Total distributions	(0.13)	(0.33)	(0.20)	(0.47)	(0.43)	(0.37)	(0.50)
Redemption fees[3]	— [4]	— [4]	0.00 [5]	0.00 [5]	0.00 [5]	0.00 [5]	0.00 [5]
Net asset value at end of period	$10.28	$10.64	$10.42	$11.25	$10.61	$10.63	$10.44
Total return	(2.20%) [6]	5.36%	(5.56%) [6]	10.71%	3.93%	5.42%	1.65%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.50% [7]	0.58% [8]	0.73% [7,9]	0.75%	0.75%	0.92% [10]	0.97% [10]
Gross operating expenses	0.53% [7]	0.70%	0.90% [7]	0.78%	0.76%	0.88% [11]	0.95% [11]
Net investment income (loss)	2.42% [7]	2.99%	3.81% [7]	3.48%	3.80%	3.30%	3.74%
Portfolio turnover rate	50% [6]	83%	36% [6]	27%	18%	11%	32%
Net assets, end of period (x 1,000,000)	$67	$69	$66	$83	$77	$118	$99

*	Unaudited.
[1]	Effective July 1, 2021, the Schwab High Yield Municipal Bond Fund changed its name to Schwab Opportunistic Municipal Bond Fund.
[2]	Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund was reorganized into the Schwab Opportunistic Municipal Bond Fund (formerly, Schwab High Yield Municipal Bond Fund), which commenced operations on that day. The Financial Highlights above present the shares of the Wasmer Schroeder High Yield Municipal Fund prior to the acquisition date of August 10, 2020 and Schwab Opportunistic Municipal Bond Fund subsequent to that date.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2021, redemption fees were eliminated.
[5]	Amount is less than $0.01 per share.
[6]	Not annualized.
[7]	Annualized.
[8]	Effective July 1, 2021, the net operating expense limitation was lowered from 0.60% to 0.50%. The ratio presented for the year ended August 31, 2021 is a blended ratio (see financial note 5 for additional information).
[9]	Effective August 10, 2020, the net operating expense limitation was lowered from 0.75% to 0.60%. The ratio presented for the period ended August 31, 2020 is a blended ratio.
[10]	Includes predecessor adviser recoupment of previously waived fees.
[11]	Excludes predecessor adviser recoupment of previously waived fees.
52
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.5% OF NET ASSETS
ALABAMA 2.4%
Black Belt Energy Gas District
Gas RB Series 2021B	4.00%	10/01/52 (a)	1,000,000	1,079,209
Jefferson Cnty Sales Tax
Limited Obligation Refunding RB Series 2017	4.00%	09/15/36 (a)	500,000	549,944
				1,629,153
ARIZONA 3.3%
Arizona IDA
RB Series 2021A	4.00%	11/01/30	500,000	566,989
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	700,000	787,832
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019B	4.00%	07/01/39 (a)	800,000	870,438
				2,225,259
CALIFORNIA 3.6%
California Health Facilities Financing Auth
Refunding RB (Lucile Salter Packard Childrens Hospital) Series 2022A	4.00%	05/15/51 (a)(b)	500,000	554,217
Los Angeles USD
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (a)	665,000	749,941
Lynwood USD
GO Bonds Series E	0.00%	08/01/43 (a)(c)	520,000	274,745
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021B	4.00%	07/01/36 (a)	750,000	834,723
				2,413,626
COLORADO 1.3%
Park Creek Metropolitan Dist
Sr LT RB Series 2019A	4.00%	12/01/34 (a)	745,000	855,189
DISTRICT OF COLUMBIA 1.5%
Washington DC Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/34 (a)	400,000	459,316
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/40 (a)	500,000	568,261
				1,027,577
53
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
FLORIDA 7.9%
Broward Cnty SD
COP Series 2020A	5.00%	07/01/30	500,000	620,269
Florida Gulf Coast Univ
Improvement Refunding RB Series 2017A	5.00%	08/01/26	435,000	494,136
Florida Higher Educational Facilities Financing Auth
Educational Facilities Refunding RB (Nova Southeastern Univ) Series 2016	5.00%	04/01/30 (a)	750,000	847,009
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (a)	500,000	561,775
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)	1,000,000	1,122,590
Miami-Dade Cnty Educational Facilities Auth
Revenue & Refunding Bonds (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	500,000	548,760
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	500,000	516,009
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (a)	500,000	541,916
				5,252,464
GEORGIA 3.6%
Cobb Cnty-Kennestone Hospital Auth
Revenue Anticipation Refunding Certificates Series 2012	5.00%	04/01/28 (a)	415,000	432,476
Milledgeville-Baldwin Cnty Development Auth
RB (Univ of Georgia) Series 2021	4.00%	06/15/36 (a)	750,000	864,444
Municipal Electric Auth of Georgia
Sub Bonds Series 2021A	4.00%	01/01/40 (a)	1,000,000	1,121,476
				2,418,396
GUAM 1.2%
Guam Power Auth
RB Series 2012A	5.00%	10/01/34 (a)	250,000	254,827
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	532,176
				787,003
IDAHO 0.4%
Idaho Health Facilities Auth
RB Series 2021A	4.00%	03/01/46 (a)	250,000	279,446
ILLINOIS 2.7%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (a)	500,000	540,762
Illinois Regional Transportation Auth
GO Bonds Series 2018B	5.00%	06/01/24	250,000	270,608
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (a)	450,000	520,455
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	4.00%	10/01/43 (a)(d)	400,000	443,266
				1,775,091
54
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
LOUISIANA 5.5%
Louisiana Local Government Environmental Facilities & Community Development Auth
Refunding RB (Westlake Chemical Corp) Series 2017	3.50%	11/01/32 (a)	1,000,000	1,047,091
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2020A	4.00%	04/01/50 (a)	500,000	544,556
Revenue & Refunding Bonds (Ochsner Clinic) Series 2017	5.00%	05/15/42 (a)	500,000	569,423
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (a)	400,000	411,270
New Orleans
Sewerage Service RB Series 2020B	5.00%	06/01/34 (a)	500,000	614,073
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (a)	400,000	451,855
				3,638,268
MAINE 1.3%
Maine Health & Educational Facilities Auth
Educational Facilities RB Series 2021A	4.00%	07/01/50 (a)	750,000	840,981
MARYLAND 0.9%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	500,000	579,014
MASSACHUSETTS 0.9%
Massachusetts Development Finance Agency
RB (Southcoast Health System) Series 2021G	4.00%	07/01/46 (a)	200,000	225,159
RB (Southcoast Health System) Series 2021G	5.00%	07/01/50 (a)	300,000	365,360
				590,519
MICHIGAN 2.9%
Detroit SD
ULT Refunding RB Series 2020A	5.00%	05/01/39 (a)(d)	500,000	609,544
Great Lakes Water Auth
2nd Lien Water System Refunding RB Series 2016D	5.00%	07/01/30 (a)	500,000	571,102
Michigan Finance Auth
Local Gov’t Loan Program RB (Detroit Public Lighting Auth) Series 2014B	5.00%	07/01/44 (a)	700,000	728,600
				1,909,246
MINNESOTA 8.2%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	4.93%	02/01/00 (e)	15,000	8,100
Pooled Housing Development RB Series 1993	5.33%	02/01/02 (e)	30,000	16,200
Pooled Housing Development RB Series 1993	5.56%	02/01/05 (e)	20,000	10,800
Pooled Housing Development RB Series 1993	5.60%	02/01/06 (e)	20,000	10,800
Pooled Housing Development RB Series 1993	5.68%	02/01/07 (e)	65,000	35,100
Pooled Housing Development RB Series 1993	5.72%	02/01/08 (e)	10,000	5,400
Pooled Housing Development RB Series 1993	5.92%	02/01/17 (e)	450,000	243,000
Pooled Housing Development RB Series 1993	6.31%	02/01/25 (e)	9,500,000	5,130,000
				5,459,400
55
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSOURI 2.6%
Missouri Development Finance Board
Facilities Refunding RB Series 2021A	5.00%	11/01/26	300,000	346,281
Facilities Refunding RB Series 2021A	5.00%	11/01/29	735,000	894,430
St Louis
Airport Revenue & Refunding Bonds (St Louis Lambert) Series 2019C	5.00%	07/01/32 (a)	425,000	511,515
				1,752,226
NEVADA 1.0%
Clark Cnty SD
Refunding GO Bonds Series 2017C	5.00%	06/15/31 (a)	580,000	686,066
NEW JERSEY 5.4%
New Jersey
GO Bonds Series 2020A	5.00%	06/01/26	500,000	568,779
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014 UU	5.00%	06/15/34 (a)	1,000,000	1,073,447
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (a)	1,000,000	1,074,206
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	750,000	855,533
				3,571,965
NEW YORK 15.1%
Long Island Power Auth
Electric System RB Series 2021A	5.00%	09/01/34 (a)	370,000	466,647
Electric System RB Series 2021B	1.50%	09/01/51 (a)(f)	585,000	580,761
Metropolitan Transportation Auth
Transportation RB Series 2020C1	5.25%	11/15/55 (a)	500,000	584,015
Nassau Cnty
GO Bonds Series 2017B	5.00%	04/01/31 (a)	450,000	516,703
New York City
GO Bonds Fiscal 2006 Series I-8	0.08%	04/01/36 (a)(d)(g)	695,000	695,000
GO Bonds Fiscal 2015 Series F5	0.10%	06/01/44 (a)(d)(g)(h)	740,000	740,000
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	695,000	867,742
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series D3	0.11%	02/01/44 (a)(d)(g)	1,000,000	1,000,000
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/43 (a)	500,000	572,091
New York Liberty Development Corp
Liberty Refunding RB Series 1WTC-2021	3.00%	02/15/42 (a)	1,000,000	991,118
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	652,389
New York State Dormitory Auth
RB (NYU Langone Hospitals) Series 2020A	4.00%	07/01/53 (a)	500,000	550,083
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	585,741
Port Auth of New York & New Jersey
Consolidated Bonds 223rd Series	4.00%	07/15/61 (a)	500,000	537,953
56
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Triborough Bridge & Tunnel Auth
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	600,000	730,230
				10,070,473
NORTH CAROLINA 0.9%
Charlotte
Airport RB (Charlotte Douglas Intl) Series 2021B	4.00%	07/01/51 (a)	250,000	273,581
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/40 (a)	300,000	326,955
				600,536
OHIO 0.9%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	500,000	580,920
OKLAHOMA 2.2%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	592,745
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB Series 2021A	4.00%	09/01/31	750,000	882,720
				1,475,465
PENNSYLVANIA 5.5%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	585,046
Pennsylvania Economic Development Financing Auth
RB (Univ of Pittsburgh Medical Center) Series 2021A	3.00%	10/15/46 (a)	500,000	491,332
Sewage Sludge Disposal Refunding RB (Philadelphia Biosolids) Series 2020	4.00%	01/01/30 (h)	1,300,000	1,431,043
Pennsylvania State Turnpike Commission
Sub RB Series 2017B1	5.25%	06/01/47 (a)	250,000	289,643
Philadelphia
Water & Wastewater RB Series 2019B	5.00%	11/01/54 (a)	500,000	599,334
Philadelphia SD
GO Bonds Series 2018A	5.00%	09/01/31 (a)	250,000	299,527
				3,695,925
SOUTH CAROLINA 0.9%
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/56 (a)	500,000	572,435
TENNESSEE 3.3%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	545,237
Memphis
GO Refunding Bonds Series 2020	4.00%	05/01/34 (a)	500,000	563,105
Tennergy Corp
Gas Supply RB Series 2021A	4.00%	12/01/51 (a)(f)	1,000,000	1,104,492
				2,212,834
57
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
TEXAS 7.0%
Arlington Higher Education Finance Corp
Education RB (Harmony Public Schools) Series 2021A	4.00%	02/15/28 (d)	300,000	335,939
Education RB (Harmony Public Schools) Series 2021A	4.00%	02/15/30 (d)	305,000	349,691
Dallas-Fort Worth International Airport
Refunding RB Series 2021B	4.00%	11/01/45 (a)	750,000	835,663
Love Field Airport Modernization Corp
General Airport Refunding RB Series 2021	5.00%	11/01/29	500,000	594,732
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	520,581
North Texas Tollway Auth
1st Tier System Revenue & Refunding Bonds Series 2017A	5.00%	01/01/43 (a)	500,000	583,002
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/37 (a)	500,000	571,110
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (a)	800,000	864,758
				4,655,476
UTAH 0.6%
Vineyard Redevelopment Agency
Tax Increment Refunding RB Series 2021	5.00%	05/01/29	175,000	211,307
Tax Increment Refunding RB Series 2021	4.00%	05/01/39 (a)	175,000	199,154
				410,461
VIRGINIA 1.9%
Lynchburg Economic Development Auth
Hospital Refunding RB (Central Health Obligated Group) Series 2021	4.00%	01/01/41 (a)	535,000	596,535
Virginia College Building Auth
Educational Facilities RB (Randolph-Mason College) Series 2021A	3.00%	01/15/46 (a)	700,000	682,335
				1,278,870
WASHINGTON 1.1%
Greater Wenatchee Regional Events Center Public Facilities Dist
Limited Sales Tax RB Series 2012A	4.50%	09/01/22 (i)	190,000	193,623
Limited Sales Tax RB Series 2012A	5.25%	09/01/32 (a)(i)	500,000	511,391
				705,014
WEST VIRGINIA 1.1%
Marshall Univ
Improvement Refunding RB Series 2020A	4.00%	05/01/50 (a)	635,000	699,909
WISCONSIN 2.6%
Wisconsin Health & Educational Facilities Auth
RB (Hmong American Peace Academy) Series 2020	5.00%	03/15/50 (a)(h)	1,075,000	1,228,184
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	511,760
				1,739,944
58
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WYOMING 0.8%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	500,000	502,393
Total Municipal Securities (Cost $66,012,849)				66,891,544
Total Investments in Securities (Cost $66,012,849)				66,891,544

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	Zero coupon bond.
(d)	Credit-enhanced or liquidity-enhanced.
(e)	The securities are in default and are not making full payments of interest and principal when due. The securities are making semiannual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate utilized by the Fund is reviewed at least semiannually and will generally be based on interest payments received historically along with any known changes in the previously mentioned factors.
(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(g)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(i)	Refunded bond.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
LT —	Limited tax
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$66,891,544	$—	$66,891,544
Total	$—	$66,891,544	$—	$66,891,544

[1]	As categorized in the Portfolio Holdings.
59
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $66,012,849)		$66,891,544
Cash		106,535
Receivables:
Interest		672,883
Fund shares sold		101,955
Prepaid expenses	+	11,238
Total assets		67,784,155
Liabilities
Payables:
Investments bought - delayed delivery		557,065
Fund shares redeemed		492,379
Distributions to shareholders		73,990
Investment adviser fees		19,641
Independent trustees’ fees		205
Accrued expenses	+	60,824
Total liabilities		1,204,104
Net assets		$66,580,051
Net Assets by Source
Capital received from investors		$66,362,574
Total distributable earnings	+	217,477
Net assets		$66,580,051

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$66,580,051		6,474,899		$10.28

60
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$1,017,016
Expenses
Investment adviser and administrator fees		139,160
Professional fees		17,972
Registration fees		14,284
Shareholder reports		6,134
Independent trustees’ fees		6,066
Transfer agent fees		596
Custodian fees		271
Other expenses	+	1,563
Total expenses		186,046
Expense reduction by investment adviser and its affiliates	–	12,074
Net expenses	–	173,972
Net investment income		843,044
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		30,737
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(2,348,123)
Net realized and unrealized losses		(2,317,386)
Decrease in net assets resulting from operations		($1,474,342)
61
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Opportunistic Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$843,044	$1,874,865
Net realized gains		30,737	363,437
Net change in unrealized appreciation (depreciation)	+	(2,348,123)	807,354
Increase (decrease) in net assets resulting from operations		($1,474,342)	$3,045,656
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($856,245)	($1,939,895)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,180,242	$22,956,450	3,154,653	$33,506,685
Shares reinvested		39,975	418,483	77,942	823,990
Shares redeemed[1]	+	(2,262,233)	(23,777,890)	(3,074,591)	(32,413,338)
Net transactions in fund shares		(42,016)	($402,957)	158,004	$1,917,337
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,516,915	$69,313,595	6,358,911	$66,290,497
Total increase (decrease)	+	(42,016)	(2,733,544)	158,004	3,023,098
End of period		6,474,899	$66,580,051	6,516,915	$69,313,595

[1]	Effective July 1, 2021, redemption fees were eliminated. (see financial note 7 for additional information).
62
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Municipal Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Tax-Free Bond Fund	Schwab U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab Opportunistic Municipal Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Effective July 1, 2021 the Schwab High Yield Municipal Bond Fund Changed its name to Schwab Opportunistic Municipal Bond Fund.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee
63
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security.
64
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds, except Schwab Opportunistic Municipal Bond Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Opportunistic Municipal Bond Fund declares and pays its dividends on the last business day of every month, based on its determination of net investment income. The funds make distributions from net realized capital gains, if any, in December. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholder on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
65
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Credit and Liquidity Enhancements:
A portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity to the purchaser. At February 28, 2022, as a percentage of the total assets, 13% of the Schwab Tax-Free Bond Fund investments in securities had credit and/or liquidity enhancements, with no single entity providing greater than 10%. Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund held less than 10% of total assets in these types of securities.

4. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. A fund’s emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than investments in some taxable bonds.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
66
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Credit Risk. A decline in the credit quality of an issuer or guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer or guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Derivatives Risk. Currently, the only type of derivatives the funds invest in is futures. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Distressed or Defaulted Securities Risk. Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. A fund’s share price may decline if the reorganization or restructuring is not completed as anticipated. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A fund could lose its entire investment in such securities.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a fund to sell these bonds.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments Risk. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
67
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
% OF AVERAGE DAILY NET ASSETS	SCHWAB TAX-FREE BOND FUND	SCHWAB CALIFORNIA TAX-FREE BOND FUND
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
For its advisory and administrative services to the Schwab Opportunistic Municipal Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.40% of the fund’s average daily net assets.
For the period ended February 28, 2022, the aggregate advisory fees paid to the investment adviser by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Tax-Free Bond Fund	0.27%
Schwab California Tax-Free Bond Fund	0.30%
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Opportunistic Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, excluding the Schwab Opportunistic Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, the investment adviser and its affiliates have made an additional agreement with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.49% for Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, and 0.50% for the Schwab Opportunistic Municipal Bond Fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2022, the Funds had no interfund transactions.
68
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Redemption Fees:
Prior to July 1, 2021, the Schwab Opportunistic Municipal Bond Fund charged a 1.00% redemption fee on shares sold or exchanged within 60 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee for the prior fiscal period ended August 31, 2021 was $0.

8. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2022, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Tax-Free Bond Fund	$248,378,464	$300,156,625
Schwab California Tax-Free Bond Fund	136,083,585	160,392,959
Schwab Opportunistic Municipal Bond Fund	36,591,511	34,869,340
69
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

10. Federal Income Taxes:
As of February 28, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Tax-Free Bond Fund	$711,549,123	$19,176,913	($6,924,817)	$12,252,096
Schwab California Tax-Free Bond Fund	452,522,508	10,266,803	(4,694,634)	5,572,169
Schwab Opportunistic Municipal Bond Fund	66,012,849	2,133,233	(1,254,538)	878,695
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2021, the Schwab Opportunistic Municipal Bond Fund had capital loss carryforwards of $1,027,824. The Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund had no capital loss carryforwards.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2022. The tax-basis components of distributions paid during the fiscal year ended August 31, 2021, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Tax-Free Bond Fund	$13,651,332	$—	$4,221,432
Schwab California Tax-Free Bond Fund	8,184,103	14,234	3,698,563
Schwab Opportunistic Municipal Bond Fund	1,545,297	48,978	345,620
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. A fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2021, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
70
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 20, 2021 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2020, through May 31, 2021, which included individual Fund liquidity risk metrics. No significant liquidity events impacting any of the Funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.
71
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation
72
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – Apr. 2020), and Senior Executive Vice President (Feb. 2016 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

73
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2020 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
74
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg California Municipal 3-15 Year Blend Index  An index that measures the performance of U.S. tax exempt bonds issued in the State of California with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg High Yield Municipal Index  An index that measures the performance of the non-investment grade and non-rated tax exempt bond market. Included in the index are securities from all 50 U.S. states and four other qualifying regions (Washington DC, Puerto Rico, Guam, and the Virgin Islands) that have par value of at least $3 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes state and local general obligation bonds and revenue bonds. Both high yield (Ba1/BB+/BB+ or below) and non-rated securities are eligible to be included in the index. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Municipal 3-15 Year Blend Index  An index that measures the performance of U.S. tax exempt bonds with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Municipal Bond Index  An index that measures the performance of U.S. tax exempt bonds that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

75
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds

Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

76
Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

77
Schwab Municipal Bond Funds  |  Semiannual Report

Notes

Notes

Schwab Municipal Bond Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

This page is intentionally left blank.

MFR13481-25
00272506

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 18, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	April 18, 2022